Quarterly Report
March 31, 2019
State Street Institutional Investment Trust
State Street Equity 500 Index Fund
State Street Equity 500 Index II Portfolio
State Street Aggregate Bond Index Fund
State Street Aggregate Bond Index Portfolio
State Street Global Equity ex-U.S. Index Fund
State Street Global Equity ex-U.S. Index Portfolio
State Street Small/Mid Cap Equity Index Fund
State Street Small/Mid Cap Equity Index Portfolio
State Street Defensive Global Equity Fund (formerly, State Street Disciplined Global Equity Fund)
State Street Emerging Markets Equity Index Fund
State Street Hedged International Developed Equity Index Fund
State Street Target Retirement Fund
State Street Target Retirement 2015 Fund
State Street Target Retirement 2020 Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
State Street International Value Spotlight Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments
March 31, 2019 (Unaudited)

State Street Equity 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index II Portfolio. The schedule of investments for the State Street Equity 500 Index II Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 98.5%
COMMUNICATION SERVICES — 10.0%
Activision Blizzard, Inc.	101,200	$4,607,636
Alphabet, Inc. Class A (a)	38,967	45,859,872
Alphabet, Inc. Class C (a)	40,087	47,034,478
AT&T, Inc.	953,440	29,899,878
Cars.com, Inc. (a)	1	23
CBS Corp. Class B	44,505	2,115,322
CenturyLink, Inc.	112,978	1,354,606
Charter Communications, Inc. Class A (a)	22,800	7,909,548
Comcast Corp. Class A	590,266	23,598,835
Discovery, Inc. Class A (a)(b)	20,703	559,395
Discovery, Inc. Class C (a)	43,704	1,110,956
DISH Network Corp. Class A (a)	27,400	868,306
Electronic Arts, Inc. (a)	37,379	3,798,828
Facebook, Inc. Class A (a)	310,693	51,789,416
Fox Corp. Class A (a)	45,766	1,680,070
Fox Corp. Class B (a)	20,100	721,188
Interpublic Group of Cos., Inc.	44,966	944,736
Netflix, Inc. (a)	57,104	20,361,002
News Corp. Class A	50,888	633,047
News Corp. Class B	11,400	142,386
Omnicom Group, Inc. (b)	27,891	2,035,764
Take-Two Interactive Software, Inc. (a)	14,300	1,349,491
TripAdvisor, Inc. (a)(b)	13,742	707,026
Twitter, Inc. (a)	96,800	3,182,784
Verizon Communications, Inc.	540,615	31,966,565
Viacom, Inc. Class B	41,581	1,167,179
Walt Disney Co.	227,864	25,299,769
		310,698,106
CONSUMER DISCRETIONARY — 10.0%
Advance Auto Parts, Inc.	8,700	1,483,611
Amazon.com, Inc. (a)	53,690	95,608,467
Aptiv PLC	35,719	2,839,303
AutoZone, Inc. (a)	3,276	3,355,017
Best Buy Co., Inc.	32,306	2,295,664
Booking Holdings, Inc. (a)	5,824	10,162,356
BorgWarner, Inc.	29,377	1,128,371
Capri Holdings, Ltd. (a)	17,814	814,990
CarMax, Inc. (a)(b)	21,603	1,507,889
Carnival Corp.	53,901	2,733,859
Chipotle Mexican Grill, Inc. (a)	3,386	2,405,110
D.R. Horton, Inc.	42,897	1,775,078
Darden Restaurants, Inc.	14,671	1,782,086
Security Description	Shares	Value
Dollar General Corp.	33,713	$4,021,961
Dollar Tree, Inc. (a)	31,926	3,353,507
eBay, Inc.	111,245	4,131,639
Expedia Group, Inc.	14,834	1,765,246
Foot Locker, Inc.	12,900	781,740
Ford Motor Co.	517,738	4,545,740
Gap, Inc.	25,934	678,952
Garmin, Ltd.	14,740	1,272,799
General Motors Co.	170,723	6,333,823
Genuine Parts Co.	18,689	2,093,729
H&R Block, Inc. (b)	31,164	746,066
Hanesbrands, Inc. (b)	46,800	836,784
Harley-Davidson, Inc. (b)	21,016	749,431
Hasbro, Inc.	13,597	1,156,017
Hilton Worldwide Holdings, Inc.	39,500	3,282,845
Home Depot, Inc.	146,202	28,054,702
Kohl's Corp.	19,545	1,344,110
L Brands, Inc.	27,121	747,997
Leggett & Platt, Inc.	17,054	720,020
Lennar Corp. Class A	35,606	1,747,899
LKQ Corp. (a)	36,500	1,035,870
Lowe's Cos., Inc.	104,250	11,412,247
Macy's, Inc.	38,862	933,854
Marriott International, Inc. Class A	36,055	4,510,120
Mattel, Inc. (a)(b)	48,733	633,529
McDonald's Corp.	98,810	18,764,019
MGM Resorts International	62,800	1,611,448
Mohawk Industries, Inc. (a)	8,231	1,038,341
Newell Brands, Inc. (b)	53,741	824,387
NIKE, Inc. Class B	163,606	13,777,261
Nordstrom, Inc. (b)	15,577	691,307
Norwegian Cruise Line Holdings, Ltd. (a)	28,500	1,566,360
O'Reilly Automotive, Inc. (a)	9,880	3,836,404
PulteGroup, Inc.	31,062	868,493
PVH Corp.	9,249	1,127,916
Ralph Lauren Corp.	6,279	814,261
Ross Stores, Inc.	49,356	4,595,044
Royal Caribbean Cruises, Ltd.	23,300	2,670,646
Starbucks Corp.	160,930	11,963,536
Tapestry, Inc.	33,528	1,089,325
Target Corp.	68,772	5,519,641
Tiffany & Co.	14,999	1,583,144
TJX Cos., Inc.	160,274	8,528,179
Tractor Supply Co.	15,426	1,508,046
Ulta Salon Cosmetics & Fragrance, Inc. (a)	7,000	2,441,110
Under Armour, Inc. Class A (a)	26,624	562,831
Under Armour, Inc. Class C (a)	27,575	520,340
VF Corp.	44,044	3,827,864
Whirlpool Corp.	8,402	1,116,542
Wynn Resorts, Ltd.	12,041	1,436,732
Yum! Brands, Inc.	38,602	3,852,866
		310,918,471

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
CONSUMER STAPLES — 7.2%
Altria Group, Inc.	241,729	$13,882,496
Archer-Daniels-Midland Co.	69,432	2,994,602
Brown-Forman Corp. Class B	19,352	1,021,399
Campbell Soup Co. (b)	23,982	914,434
Church & Dwight Co., Inc.	30,700	2,186,761
Clorox Co.	17,264	2,770,181
Coca-Cola Co.	497,900	23,331,594
Colgate-Palmolive Co.	112,523	7,712,326
Conagra Brands, Inc.	57,224	1,587,394
Constellation Brands, Inc. Class A	22,550	3,953,691
Costco Wholesale Corp.	57,855	14,009,010
Coty, Inc. Class A	55,578	639,147
Estee Lauder Cos., Inc. Class A	29,141	4,824,293
General Mills, Inc.	76,842	3,976,573
Hershey Co.	16,967	1,948,321
Hormel Foods Corp. (b)	31,702	1,418,982
J.M. Smucker Co.	14,305	1,666,533
Kellogg Co.	30,728	1,763,173
Kimberly-Clark Corp.	45,327	5,616,015
Kraft Heinz Co.	76,918	2,511,373
Kroger Co.	98,942	2,433,973
Lamb Weston Holdings, Inc.	16,800	1,258,992
McCormick & Co., Inc.	15,392	2,318,497
Molson Coors Brewing Co. Class B	23,553	1,404,936
Mondelez International, Inc. Class A	188,015	9,385,709
Monster Beverage Corp. (a)	50,035	2,730,910
PepsiCo, Inc.	183,716	22,514,396
Philip Morris International, Inc.	203,512	17,988,426
Procter & Gamble Co.	326,326	33,954,220
Sysco Corp.	61,074	4,077,300
Tyson Foods, Inc. Class A	40,644	2,821,913
Walmart, Inc.	186,403	18,179,885
Walgreens Boots Alliance, Inc.	104,505	6,612,031
		224,409,486
ENERGY — 5.3%
Anadarko Petroleum Corp.	62,482	2,841,681
Apache Corp.	47,855	1,658,654
Baker Hughes a GE Co.	64,179	1,779,042
Cabot Oil & Gas Corp.	55,078	1,437,536
Chevron Corp.	246,812	30,402,302
Cimarex Energy Co.	11,458	800,914
Concho Resources, Inc.	25,900	2,873,864
ConocoPhillips	149,627	9,986,106
Devon Energy Corp.	57,201	1,805,264
Diamondback Energy, Inc.	19,300	1,959,529
EOG Resources, Inc.	75,271	7,164,294
Exxon Mobil Corp.	553,675	44,736,940
Halliburton Co.	112,267	3,289,423
Helmerich & Payne, Inc.	13,726	762,617
Hess Corp. (b)	35,657	2,147,621
HollyFrontier Corp.	20,000	985,400
Security Description	Shares	Value
Kinder Morgan, Inc.	260,450	$5,211,605
Marathon Oil Corp.	104,288	1,742,652
Marathon Petroleum Corp.	90,241	5,400,924
National Oilwell Varco, Inc.	44,116	1,175,250
Noble Energy, Inc.	65,925	1,630,325
Occidental Petroleum Corp.	98,209	6,501,436
ONEOK, Inc.	55,796	3,896,793
Phillips 66	55,473	5,279,365
Pioneer Natural Resources Co.	21,076	3,209,453
Schlumberger, Ltd.	179,350	7,814,280
TechnipFMC PLC	48,991	1,152,268
Valero Energy Corp.	56,123	4,760,914
Williams Cos., Inc.	161,058	4,625,586
		167,032,038
FINANCIALS — 12.5%
Affiliated Managers Group, Inc.	6,624	709,497
Aflac, Inc.	100,506	5,025,300
Allstate Corp.	45,839	4,317,117
American Express Co.	91,112	9,958,542
American International Group, Inc.	116,801	5,029,451
Ameriprise Financial, Inc.	17,644	2,260,196
Aon PLC	31,465	5,371,076
Arthur J Gallagher & Co.	23,400	1,827,540
Assurant, Inc.	7,885	748,365
Bank of America Corp.	1,175,305	32,426,665
Bank of New York Mellon Corp.	118,494	5,975,652
BB&T Corp.	101,631	4,728,890
Berkshire Hathaway, Inc. Class B (a)	253,384	50,902,312
BlackRock, Inc.	15,816	6,759,284
Brighthouse Financial, Inc. (a)	16,579	601,652
Capital One Financial Corp.	62,495	5,105,217
Cboe Global Markets, Inc.	14,100	1,345,704
Charles Schwab Corp.	156,104	6,675,007
Chubb, Ltd.	59,753	8,370,200
Cincinnati Financial Corp.	17,809	1,529,793
Citigroup, Inc.	304,327	18,935,226
Citizens Financial Group, Inc.	58,500	1,901,250
CME Group, Inc.	46,363	7,630,423
Comerica, Inc.	19,127	1,402,392
Discover Financial Services	42,228	3,004,945
E*TRADE Financial Corp.	31,342	1,455,209
Everest Re Group, Ltd.	5,000	1,079,800
Fifth Third Bancorp	106,062	2,674,884
First Republic Bank (b)	20,800	2,089,568
Franklin Resources, Inc. (b)	37,989	1,258,956
Goldman Sachs Group, Inc.	44,746	8,590,785
Hartford Financial Services Group, Inc.	43,567	2,166,151
Huntington Bancshares, Inc.	134,391	1,704,078
Intercontinental Exchange, Inc.	74,385	5,663,674
Invesco, Ltd.	54,211	1,046,814
Jefferies Financial Group, Inc.	30,827	579,239
JPMorgan Chase & Co.	427,843	43,310,547
KeyCorp	128,996	2,031,687

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Lincoln National Corp.	26,882	$1,577,973
Loews Corp.	37,319	1,788,700
M&T Bank Corp.	17,463	2,742,040
Marsh & McLennan Cos., Inc.	65,619	6,161,624
MetLife, Inc.	128,770	5,481,739
Moody's Corp.	22,532	4,080,320
Morgan Stanley	169,775	7,164,505
MSCI, Inc.	11,000	2,187,240
Nasdaq, Inc.	14,175	1,240,171
Northern Trust Corp.	29,996	2,711,938
People's United Financial, Inc.	46,666	767,189
PNC Financial Services Group, Inc.	59,875	7,344,268
Principal Financial Group, Inc.	33,065	1,659,532
Progressive Corp.	76,149	5,489,581
Prudential Financial, Inc.	54,102	4,970,892
Raymond James Financial, Inc.	16,300	1,310,683
Regions Financial Corp.	126,346	1,787,796
S&P Global, Inc.	32,668	6,878,247
State Street Corp. (c)	46,978	3,091,622
SunTrust Banks, Inc.	59,836	3,545,283
SVB Financial Group (a)	6,700	1,489,812
Synchrony Financial	89,376	2,851,094
T Rowe Price Group, Inc.	29,855	2,989,083
Torchmark Corp.	12,412	1,017,163
Travelers Cos., Inc.	35,006	4,801,423
Unum Group	26,705	903,430
US Bancorp	197,422	9,513,766
Wells Fargo & Co.	529,803	25,600,081
Willis Towers Watson PLC	17,376	3,052,094
Zions Bancorp NA	23,195	1,053,285
		391,445,662
HEALTH CARE — 14.4%
Abbott Laboratories	229,949	18,382,123
AbbVie, Inc.	193,143	15,565,394
ABIOMED, Inc. (a)	5,500	1,570,745
Agilent Technologies, Inc.	42,393	3,407,549
Alexion Pharmaceuticals, Inc. (a)	30,173	4,078,786
Align Technology, Inc. (a)	9,600	2,729,568
Allergan PLC	41,406	6,062,252
AmerisourceBergen Corp.	19,634	1,561,296
Amgen, Inc.	81,854	15,550,623
Anthem, Inc.	33,619	9,647,981
Baxter International, Inc.	65,379	5,315,966
Becton Dickinson and Co.	34,656	8,654,643
Biogen, Inc. (a)	26,284	6,213,012
Boston Scientific Corp. (a)	179,657	6,895,236
Bristol-Myers Squibb Co.	211,804	10,105,169
Cardinal Health, Inc.	37,933	1,826,474
Celgene Corp. (a)	91,271	8,610,506
Centene Corp. (a)	56,500	3,000,150
Cerner Corp. (a)	45,037	2,576,567
Cigna Corp.	49,241	7,918,938
Cooper Cos., Inc.	6,900	2,043,573
CVS Health Corp.	168,994	9,113,846
Security Description	Shares	Value
Danaher Corp.	82,794	$10,930,464
DaVita, Inc. (a)	15,028	815,870
DENTSPLY SIRONA, Inc.	31,634	1,568,730
Edwards Lifesciences Corp. (a)	27,610	5,282,621
Eli Lilly & Co.	111,972	14,529,487
Gilead Sciences, Inc.	168,052	10,925,061
HCA Healthcare, Inc.	35,500	4,628,490
Henry Schein, Inc. (a)(b)	18,700	1,124,057
Hologic, Inc. (a)	32,800	1,587,520
Humana, Inc.	18,090	4,811,940
IDEXX Laboratories, Inc. (a)	10,700	2,392,520
Illumina, Inc. (a)	19,200	5,965,248
Incyte Corp. (a)	22,200	1,909,422
Intuitive Surgical, Inc. (a)	14,744	8,412,632
IQVIA Holdings, Inc. (a)	19,600	2,819,460
Johnson & Johnson	347,008	48,508,248
Laboratory Corp. of America Holdings (a)	12,675	1,939,022
McKesson Corp.	24,224	2,835,661
Medtronic PLC	176,293	16,056,766
Merck & Co., Inc.	337,072	28,034,278
Mettler-Toledo International, Inc. (a)	3,100	2,241,300
Mylan NV (a)	64,402	1,825,153
Nektar Therapeutics (a)	21,600	725,760
PerkinElmer, Inc.	12,986	1,251,331
Perrigo Co. PLC	15,586	750,622
Pfizer, Inc.	726,533	30,855,857
Quest Diagnostics, Inc.	15,842	1,424,513
Regeneron Pharmaceuticals, Inc. (a)	9,842	4,041,322
ResMed, Inc.	17,700	1,840,269
Stryker Corp.	40,294	7,958,871
Teleflex, Inc.	5,600	1,692,096
Thermo Fisher Scientific, Inc.	51,812	14,181,981
UnitedHealth Group, Inc.	124,274	30,727,989
Universal Health Services, Inc. Class B	10,500	1,404,585
Varian Medical Systems, Inc. (a)	11,029	1,563,030
Vertex Pharmaceuticals, Inc. (a)	33,252	6,116,705
Waters Corp. (a)	9,650	2,429,001
WellCare Health Plans, Inc. (a)	6,300	1,699,425
Zimmer Biomet Holdings, Inc.	25,325	3,234,002
Zoetis, Inc.	62,620	6,303,955
		448,175,661
INDUSTRIALS — 9.3%
3M Co.	74,729	15,527,192
Alaska Air Group, Inc.	15,500	869,860
Allegion PLC	11,996	1,088,157
American Airlines Group, Inc.	51,300	1,629,288
AMETEK, Inc.	27,999	2,323,077
AO Smith Corp.	17,500	933,100
Arconic, Inc.	50,186	959,054
Boeing Co.	68,264	26,037,255
C.H. Robinson Worldwide, Inc.	16,479	1,433,508
Caterpillar, Inc.	76,724	10,395,335

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Cintas Corp.	10,966	$2,216,338
Copart, Inc. (a)	26,000	1,575,340
CSX Corp.	104,055	7,785,395
Cummins, Inc.	18,314	2,891,231
Deere & Co.	41,783	6,678,595
Delta Air Lines, Inc.	83,134	4,293,871
Dover Corp.	19,750	1,852,550
Eaton Corp. PLC	57,325	4,618,102
Emerson Electric Co.	81,779	5,599,408
Equifax, Inc.	16,188	1,918,278
Expeditors International of Washington, Inc.	21,176	1,607,258
Fastenal Co.	34,658	2,228,856
FedEx Corp.	31,650	5,741,627
Flowserve Corp.	17,445	787,467
Fluor Corp.	17,604	647,827
Fortive Corp.	39,449	3,309,377
Fortune Brands Home & Security, Inc.	18,000	856,980
General Dynamics Corp.	36,272	6,140,124
General Electric Co.	1,120,388	11,192,676
Harris Corp.	16,302	2,603,592
Honeywell International, Inc.	95,078	15,109,796
Huntington Ingalls Industries, Inc.	5,400	1,118,880
IHS Markit, Ltd. (a)	48,900	2,659,182
Illinois Tool Works, Inc.	39,800	5,712,494
Ingersoll-Rand PLC	31,784	3,431,083
Jacobs Engineering Group, Inc.	14,343	1,078,450
JB Hunt Transport Services, Inc.	10,000	1,012,900
Johnson Controls International PLC	118,008	4,359,216
Kansas City Southern	12,396	1,437,688
L3 Technologies, Inc.	9,538	1,968,357
Lockheed Martin Corp.	32,171	9,656,447
Masco Corp.	41,584	1,634,667
Nielsen Holdings PLC	46,225	1,094,146
Norfolk Southern Corp.	35,487	6,632,165
Northrop Grumman Corp.	22,625	6,099,700
PACCAR, Inc.	46,639	3,177,981
Parker-Hannifin Corp.	17,689	3,035,786
Pentair PLC	19,604	872,574
Quanta Services, Inc.	20,007	755,064
Raytheon Co.	37,046	6,745,336
Republic Services, Inc.	27,089	2,177,414
Robert Half International, Inc.	15,966	1,040,345
Rockwell Automation, Inc.	15,026	2,636,462
Rollins, Inc.	17,250	717,945
Roper Technologies, Inc.	13,165	4,502,035
Snap-on, Inc.	6,640	1,039,293
Southwest Airlines Co.	64,959	3,372,022
Stanley Black & Decker, Inc.	18,457	2,513,290
Textron, Inc.	28,933	1,465,746
TransDigm Group, Inc. (a)	6,000	2,723,940
Union Pacific Corp.	94,598	15,816,786
Security Description	Shares	Value
United Continental Holdings, Inc. (a)	31,100	$2,481,158
United Parcel Service, Inc. Class B	90,391	10,100,290
United Rentals, Inc. (a)	9,800	1,119,650
United Technologies Corp.	104,379	13,453,409
Verisk Analytics, Inc.	22,300	2,965,900
W.W. Grainger, Inc.	5,457	1,642,175
Wabtec Corp.	16,466	1,213,874
Waste Management, Inc.	51,335	5,334,220
Xylem, Inc.	25,058	1,980,584
		291,629,168
INFORMATION TECHNOLOGY — 20.9%
Accenture PLC Class A	82,018	14,436,808
Adobe, Inc. (a)	63,944	17,040,437
Advanced Micro Devices, Inc. (a)(b)	119,500	3,049,640
Akamai Technologies, Inc. (a)	20,090	1,440,654
Alliance Data Systems Corp.	5,696	996,686
Amphenol Corp. Class A	37,720	3,562,277
Analog Devices, Inc.	46,852	4,932,110
ANSYS, Inc. (a)	11,700	2,137,707
Apple, Inc.	584,124	110,954,354
Applied Materials, Inc.	129,754	5,146,044
Arista Networks, Inc. (a)	6,400	2,012,544
Autodesk, Inc. (a)	29,106	4,535,297
Automatic Data Processing, Inc.	56,652	9,049,590
Broadcom, Inc.	51,291	15,423,717
Broadridge Financial Solutions, Inc.	15,900	1,648,671
Cadence Design Systems, Inc. (a)	35,400	2,248,254
Cisco Systems, Inc.	576,090	31,103,099
Citrix Systems, Inc.	15,989	1,593,464
Cognizant Technology Solutions Corp. Class A	75,741	5,487,435
Corning, Inc.	99,026	3,277,761
DXC Technology Co.	38,238	2,459,086
F5 Networks, Inc. (a)	7,741	1,214,795
Fidelity National Information Services, Inc.	43,291	4,896,212
Fiserv, Inc. (a)(b)	52,824	4,663,303
FleetCor Technologies, Inc. (a)	11,000	2,712,490
FLIR Systems, Inc.	17,761	845,068
Fortinet, Inc. (a)	18,700	1,570,239
Gartner, Inc. (a)	11,400	1,729,152
Global Payments, Inc.	21,376	2,918,252
Hewlett Packard Enterprise Co.	173,353	2,674,837
HP, Inc.	211,253	4,104,646
Intel Corp.	588,436	31,599,013
International Business Machines Corp.	116,595	16,451,554
Intuit, Inc.	33,637	8,793,048
IPG Photonics Corp. (a)	4,100	622,298
Jack Henry & Associates, Inc.	10,600	1,470,644

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Juniper Networks, Inc.	42,349	$1,120,978
Keysight Technologies, Inc. (a)	24,000	2,092,800
KLA-Tencor Corp.	21,732	2,595,018
Lam Research Corp.	19,977	3,576,083
Mastercard, Inc. Class A	117,851	27,748,018
Maxim Integrated Products, Inc.	35,200	1,871,584
Microchip Technology, Inc. (b)	32,083	2,661,606
Micron Technology, Inc. (a)	146,034	6,035,585
Microsoft Corp.	997,858	117,687,373
Motorola Solutions, Inc.	21,872	3,071,266
NetApp, Inc.	33,214	2,303,059
NVIDIA Corp.	78,544	14,103,361
Oracle Corp.	333,735	17,924,907
Paychex, Inc.	41,607	3,336,881
PayPal Holdings, Inc. (a)	151,345	15,715,665
Qorvo, Inc. (a)	15,400	1,104,642
QUALCOMM, Inc.	156,926	8,949,490
Red Hat, Inc. (a)	23,470	4,287,969
salesforce.com, Inc. (a)	100,295	15,883,719
Seagate Technology PLC	32,324	1,547,996
Skyworks Solutions, Inc.	22,300	1,839,304
Symantec Corp.	77,660	1,785,403
Synopsys, Inc. (a)	19,900	2,291,485
TE Connectivity, Ltd.	42,451	3,427,918
Texas Instruments, Inc.	123,493	13,098,903
Total System Services, Inc.	20,976	1,992,930
VeriSign, Inc. (a)	13,901	2,523,866
Visa, Inc. Class A	226,860	35,433,263
Western Digital Corp.	38,653	1,857,663
Western Union Co.	53,945	996,364
Xerox Corp.	25,527	816,353
Xilinx, Inc.	33,360	4,229,714
		652,712,352
MATERIALS — 2.6%
Air Products & Chemicals, Inc.	28,902	5,519,126
Albemarle Corp.	12,200	1,000,156
Alcoa Corp. (a)	1	28
Avery Dennison Corp.	10,670	1,205,710
Ball Corp.	41,232	2,385,683
Celanese Corp. Series A	18,000	1,774,980
CF Industries Holdings, Inc.	28,520	1,165,898
DowDuPont, Inc.	294,446	15,696,916
Eastman Chemical Co.	18,036	1,368,572
Ecolab, Inc.	33,201	5,861,305
FMC Corp.	15,978	1,227,430
Freeport-McMoRan, Inc.	201,140	2,592,695
International Flavors & Fragrances, Inc. (b)	12,451	1,603,564
International Paper Co.	49,803	2,304,385
Linde PLC	70,963	12,484,521
LyondellBasell Industries NV Class A	38,948	3,274,748
Martin Marietta Materials, Inc.	7,845	1,578,257
Mosaic Co.	40,984	1,119,273
Newmont Mining Corp. (b)	73,733	2,637,429
Nucor Corp.	37,848	2,208,431
Security Description	Shares	Value
Packaging Corp. of America	11,200	$1,113,056
PPG Industries, Inc.	30,854	3,482,491
Sealed Air Corp.	18,323	843,957
Sherwin-Williams Co.	10,909	4,698,615
Vulcan Materials Co.	16,571	1,962,006
Westrock Co.	32,036	1,228,581
		80,337,813
REAL ESTATE — 3.0%
Alexandria Real Estate Equities, Inc. REIT	15,700	2,238,192
American Tower Corp. REIT	57,218	11,275,379
Apartment Investment & Management Co. Class A, REIT	18,795	945,201
AvalonBay Communities, Inc. REIT	18,769	3,767,501
Boston Properties, Inc. REIT	21,246	2,844,414
CBRE Group, Inc. Class A (a)	39,667	1,961,533
Crown Castle International Corp. REIT	53,958	6,906,624
Digital Realty Trust, Inc. REIT	28,300	3,367,700
Duke Realty Corp. REIT	45,300	1,385,274
Equinix, Inc. REIT	10,743	4,868,298
Equity Residential REIT	50,119	3,774,963
Essex Property Trust, Inc. REIT	9,045	2,616,176
Extra Space Storage, Inc. REIT	15,100	1,538,841
Federal Realty Investment Trust REIT	8,600	1,185,510
HCP, Inc. REIT	64,023	2,003,920
Host Hotels & Resorts, Inc. REIT	92,962	1,756,982
Iron Mountain, Inc. REIT	36,181	1,282,978
Kimco Realty Corp. REIT	48,153	890,831
Macerich Co. REIT	13,855	600,614
Mid-America Apartment Communities, Inc. REIT	13,800	1,508,754
Prologis, Inc. REIT	82,151	5,910,764
Public Storage REIT	19,035	4,145,442
Realty Income Corp. REIT	39,900	2,935,044
Regency Centers Corp. REIT	21,200	1,430,788
SBA Communications Corp. REIT (a)	14,100	2,815,206
Simon Property Group, Inc. REIT	40,180	7,321,198
SL Green Realty Corp. REIT	12,100	1,088,032
UDR, Inc. REIT	35,400	1,609,284
Ventas, Inc. REIT	48,097	3,069,070
Vornado Realty Trust REIT	20,468	1,380,362
Welltower, Inc. REIT	52,219	4,052,194
Weyerhaeuser Co. REIT	98,087	2,583,612
		95,060,681
UTILITIES — 3.3%
AES Corp.	77,836	1,407,275
Alliant Energy Corp.	28,300	1,333,779
Ameren Corp.	33,904	2,493,639

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
American Electric Power Co., Inc.	64,509	$5,402,629
American Water Works Co., Inc.	23,900	2,491,814
Atmos Energy Corp.	14,400	1,482,192
CenterPoint Energy, Inc.	70,176	2,154,403
CMS Energy Corp.	39,055	2,169,115
Consolidated Edison, Inc.	41,552	3,524,025
Dominion Energy, Inc.	103,466	7,931,703
DTE Energy Co.	24,345	3,036,795
Duke Energy Corp.	96,192	8,657,280
Edison International	44,214	2,737,731
Entergy Corp.	24,498	2,342,744
Evergy, Inc.	33,399	1,938,812
Eversource Energy	42,917	3,044,961
Exelon Corp.	126,084	6,320,591
FirstEnergy Corp.	65,193	2,712,681
NextEra Energy, Inc.	61,964	11,978,880
NiSource, Inc.	53,804	1,542,023
NRG Energy, Inc.	37,102	1,576,093
Pinnacle West Capital Corp.	14,104	1,348,060
PPL Corp.	96,219	3,053,991
Public Service Enterprise Group, Inc.	63,188	3,753,999
Sempra Energy	36,262	4,563,935
Southern Co.	133,759	6,912,665
WEC Energy Group, Inc.	42,382	3,351,569
Xcel Energy, Inc.	66,151	3,718,348
		102,981,732
TOTAL COMMON STOCKS (Cost $2,409,590,809)		3,075,401,170

SHORT-TERM INVESTMENTS — 3.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (d) (e)	98,150,302	98,150,302
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (f)	13,408,211	$13,408,211
TOTAL SHORT-TERM INVESTMENTS (Cost $111,558,513)		111,558,513
TOTAL INVESTMENTS — 102.1% (Cost $2,521,149,322)		3,186,959,683
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(65,449,108)
NET ASSETS — 100.0%		$3,121,510,575
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2019.
(f)	Investment of cash collateral for securities loaned.
REIT	=Real Estate Investment Trust

At March 31, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	357	06/21/2019	$50,134,364	$50,654,730	$520,366
See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,075,401,170	$—	$—	$3,075,401,170
Short-Term Investments	111,558,513	—	—	111,558,513
TOTAL INVESTMENTS	$3,186,959,683	$—	$—	$3,186,959,683
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	520,366	—	—	520,366
TOTAL OTHER FINANCIAL INSTRUMENTS:	$520,366	$—	$—	$520,366
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,187,480,049	$—	$—	$3,187,480,049
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Corp.	44,678	$2,817,841	$146,896	$—	$—	$126,885	46,978	$3,091,622	$22,080	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	81,722,543	81,722,543	295,420,060	278,992,301	—	—	98,150,302	98,150,302	434,358	—
State Street Navigator Securities Lending Portfolio II	4,917,310	4,917,310	45,286,525	36,795,624	—	—	13,408,211	13,408,211	46,183	—
Total		$89,457,694	$340,853,481	$315,787,925	$—	$126,885		$114,650,135	$502,621	$—
See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments
March 31, 2019 (Unaudited)

State Street Aggregate Bond Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Aggregate Bond Index Portfolio. The schedule of investments for the State Street Aggregate Bond Index Portfolio follows.
Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 24.9%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
3.75%, 10/1/2021	$260,000	$264,069
4.20%, 4/15/2024 (b)	25,000	25,721
4.65%, 10/1/2028	10,000	10,417
5.40%, 10/1/2048	25,000	25,302
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	100,000	99,175
WPP Finance 2010 3.63%, 9/7/2022	25,000	25,081
		449,765
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
2.60%, 10/30/2025	35,000	34,042
2.80%, 3/1/2023	25,000	25,047
3.25%, 3/1/2028	25,000	25,077
3.38%, 6/15/2046	25,000	22,874
3.50%, 3/1/2039	250,000	238,732
3.55%, 3/1/2038	165,000	158,676
3.65%, 3/1/2047	100,000	95,510
3.83%, 3/1/2059	250,000	240,327
Embraer Netherlands Finance B.V. 5.05%, 6/15/2025	50,000	52,729
General Dynamics Corp.:
2.25%, 11/15/2022	25,000	24,681
2.38%, 11/15/2024	250,000	244,487
2.88%, 5/11/2020	100,000	100,352
3.75%, 5/15/2028 (b)	250,000	263,685
Harris Corp.:
3.83%, 4/27/2025	50,000	51,222
4.40%, 6/15/2028	100,000	105,146
L3 Technologies, Inc.:
3.85%, 6/15/2023	70,000	72,132
3.85%, 12/15/2026	50,000	50,818
4.95%, 2/15/2021	25,000	25,841
Lockheed Martin Corp.:
2.50%, 11/23/2020	300,000	299,106
3.55%, 1/15/2026	100,000	103,291
3.60%, 3/1/2035 (b)	50,000	49,228
4.70%, 5/15/2046	110,000	123,268
Northrop Grumman Corp.:
2.55%, 10/15/2022	150,000	148,470
2.93%, 1/15/2025	150,000	147,949
3.25%, 8/1/2023	200,000	202,522
Security Description	Principal Amount	Value
3.25%, 1/15/2028	$150,000	$147,459
4.03%, 10/15/2047	100,000	98,651
4.75%, 6/1/2043	25,000	27,106
Raytheon Co.:
3.13%, 10/15/2020	25,000	25,243
4.20%, 12/15/2044 (b)	25,000	27,227
Rockwell Collins, Inc.:
2.80%, 3/15/2022	200,000	199,334
3.50%, 3/15/2027	136,000	134,308
4.35%, 4/15/2047	100,000	98,522
United Technologies Corp.:
1.95%, 11/1/2021	150,000	147,048
2.65%, 11/1/2026 (b)	50,000	47,625
2.80%, 5/4/2024	250,000	246,800
3.13%, 5/4/2027	200,000	195,462
3.35%, 8/16/2021	15,000	15,198
3.65%, 8/16/2023	340,000	348,911
3.95%, 8/16/2025	25,000	25,978
4.13%, 11/16/2028	60,000	62,389
4.45%, 11/16/2038	20,000	20,744
4.50%, 6/1/2042	100,000	103,222
4.63%, 11/16/2048	35,000	37,094
6.13%, 7/15/2038	50,000	60,778
		4,974,311
AGRICULTURE — 0.4%
Altria Group, Inc.:
2.85%, 8/9/2022 (b)	200,000	199,406
3.49%, 2/14/2022 (b)	15,000	15,232
3.80%, 2/14/2024	40,000	40,708
3.88%, 9/16/2046 (b)	100,000	82,252
4.00%, 1/31/2024	25,000	25,702
4.40%, 2/14/2026	225,000	231,660
4.50%, 5/2/2043	25,000	22,434
4.80%, 2/14/2029	40,000	41,216
5.80%, 2/14/2039	285,000	302,023
5.95%, 2/14/2049 (b)	75,000	80,478
6.20%, 2/14/2059	15,000	16,143
Archer-Daniels-Midland Co.:
3.38%, 3/15/2022	60,000	61,306
3.75%, 9/15/2047	50,000	48,758
4.02%, 4/16/2043	50,000	50,910
BAT Capital Corp.:
2.76%, 8/15/2022	300,000	294,936
3.22%, 8/15/2024	50,000	48,839
3.56%, 8/15/2027	100,000	94,682
4.39%, 8/15/2037	285,000	255,340
4.54%, 8/15/2047	105,000	91,839
Bunge, Ltd. Finance Corp.:
3.75%, 9/25/2027	30,000	27,233
4.35%, 3/15/2024	100,000	101,258
Philip Morris International, Inc.:
2.13%, 5/10/2023	75,000	72,952
2.50%, 11/2/2022	500,000	495,225
2.63%, 2/18/2022	25,000	24,948
2.75%, 2/25/2026	125,000	121,379

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 3/2/2028	$200,000	$194,706
4.13%, 3/4/2043	25,000	23,603
4.25%, 11/10/2044	250,000	242,517
4.50%, 3/20/2042	50,000	49,560
Reynolds American, Inc.:
4.00%, 6/12/2022	50,000	51,097
5.70%, 8/15/2035	25,000	25,947
5.85%, 8/15/2045	175,000	179,573
		3,613,862
AIRLINES — 0.1%
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	19,444	19,487
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	97,294	94,937
Delta Air Lines, Inc.:
2.60%, 12/4/2020	250,000	247,980
3.63%, 3/15/2022	100,000	100,585
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	46,042	44,854
United Airlines 2018-1 Pass Through Trust Series AA, 3.50%, 9/1/2031	112,998	111,455
United Airlines 2019-1 Class AA Pass Through Trust Series AA, 4.15%, 2/25/2033	80,000	82,659
		701,957
APPAREL — 0.0% (a)
NIKE, Inc.:
2.38%, 11/1/2026	50,000	48,257
3.88%, 11/1/2045	30,000	30,606
Ralph Lauren Corp. 3.75%, 9/15/2025	25,000	25,679
		104,542
AUTO MANUFACTURERS — 0.6%
American Honda Finance Corp.:
Series MTN, 1.95%, 7/20/2020	25,000	24,767
Series MTN, 2.45%, 9/24/2020	75,000	74,730
Series MTN, 2.90%, 2/16/2024	50,000	50,070
Series MTN, 3.63%, 10/10/2023	300,000	310,296
Ford Motor Co.:
4.35%, 12/8/2026 (b)	100,000	92,664
4.75%, 1/15/2043	50,000	39,256
5.29%, 12/8/2046	100,000	83,833
Ford Motor Credit Co. LLC:
Security Description	Principal Amount	Value
2.34%, 11/2/2020	$250,000	$244,287
2.98%, 8/3/2022	200,000	190,838
3.10%, 5/4/2023 (b)	100,000	93,540
3.34%, 3/18/2021	150,000	147,668
3.82%, 11/2/2027	250,000	218,642
5.58%, 3/18/2024	500,000	507,385
5.60%, 1/7/2022 (b)	250,000	257,677
Series GMTN, 4.39%, 1/8/2026	100,000	92,754
General Motors Co.:
5.15%, 4/1/2038 (b)	200,000	184,412
5.20%, 4/1/2045	200,000	178,158
6.60%, 4/1/2036	100,000	104,256
6.75%, 4/1/2046	25,000	26,029
General Motors Financial Co., Inc.:
3.15%, 6/30/2022	250,000	247,487
3.20%, 7/13/2020	25,000	25,061
3.20%, 7/6/2021 (b)	100,000	99,695
3.45%, 1/14/2022	50,000	50,090
3.70%, 5/9/2023	100,000	99,532
3.95%, 4/13/2024	150,000	148,748
4.00%, 1/15/2025	35,000	34,360
4.15%, 6/19/2023 (b)	200,000	202,320
4.20%, 11/6/2021	250,000	254,492
4.35%, 1/17/2027	185,000	179,565
5.10%, 1/17/2024	500,000	520,580
5.25%, 3/1/2026	100,000	103,143
PACCAR Financial Corp.:
Series MTN, 2.30%, 8/10/2022	50,000	49,190
Series MTN, 3.10%, 5/10/2021	40,000	40,316
Toyota Motor Credit Corp.:
1.95%, 4/17/2020	100,000	99,358
Series GMTN, 1.90%, 4/8/2021 (b)	275,000	271,543
Series GMTN, 2.80%, 7/13/2022	25,000	25,164
Series GMTN, 3.05%, 1/11/2028	50,000	49,992
Series GMTN, 3.45%, 9/20/2023	100,000	102,980
Series MTN, 2.15%, 9/8/2022	50,000	49,348
Series MTN, 2.60%, 1/11/2022 (b)	200,000	200,076
Series MTN, 2.90%, 4/17/2024	50,000	50,318
Series MTN, 2.95%, 4/13/2021	50,000	50,394
Series MTN, 3.40%, 4/14/2025	100,000	103,108
		5,978,122
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC:

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 1/15/2026	$25,000	$25,734
4.40%, 10/1/2046	30,000	26,885
Aptiv PLC 4.35%, 3/15/2029	45,000	45,777
Lear Corp. 5.25%, 1/15/2025	20,000	20,819
		119,215
BANKS — 5.6%
Australia & New Zealand Banking Group, Ltd.:
2.63%, 5/19/2022	250,000	248,125
Series MTN, 2.30%, 6/1/2021	100,000	98,952
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	25,000	25,022
Banco Santander SA:
3.13%, 2/23/2023	200,000	197,598
4.38%, 4/12/2028	200,000	202,252
Bank of America Corp.:
6.11%, 1/29/2037	75,000	88,979
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (c)	250,000	253,877
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c)	96,000	95,566
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	250,000	249,917
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (c)	234,000	232,888
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	360,000	352,346
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (b) (c)	100,000	97,497
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	200,000	204,844
Series GMTN, 2.63%, 4/19/2021	600,000	598,368
Series GMTN, 3.50%, 4/19/2026 (b)	130,000	131,097
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	250,000	249,160
Series L, 3.95%, 4/21/2025	50,000	50,945
Series MTN, 2.50%, 10/21/2022	50,000	49,273
Series MTN, 4.00%, 4/1/2024 (b)	50,000	52,063
Series MTN, 4.13%, 1/22/2024	25,000	26,154
Series MTN, 4.20%, 8/26/2024	50,000	51,743
Security Description	Principal Amount	Value
Series MTN, 4.88%, 4/1/2044	$50,000	$55,840
Series MTN, 5.00%, 1/21/2044	100,000	112,830
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (c)	200,000	202,334
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (c)	500,000	513,930
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (c)	500,000	505,840
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	250,000	247,387
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (c)	200,000	200,510
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (c)	150,000	152,912
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	500,000	520,285
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (b) (c)	150,000	155,979
Bank of America NA 3 Month USD LIBOR + 0.65%, 3.34%, 1/25/2023 (b) (c)	270,000	273,089
Bank of Montreal:
Series D, 3.10%, 4/13/2021	60,000	60,520
Series MTN, 1.90%, 8/27/2021	300,000	294,579
Series MTN, 2.55%, 11/6/2022 (b)	30,000	29,815
Series MTN, 2.90%, 3/26/2022	100,000	100,138
Series MTN, 3.10%, 7/13/2020	50,000	50,290
Bank of New York Mellon Corp.:
Series G, 3.00%, 2/24/2025	100,000	100,071
Series MTN, 2.05%, 5/3/2021 (b)	50,000	49,357
Series MTN, 2.20%, 8/16/2023	200,000	194,540
Series MTN, 2.60%, 2/7/2022	125,000	124,859
Series MTN, 3.25%, 5/16/2027	100,000	100,888
Series MTN, 3.30%, 8/23/2029	250,000	249,412
Bank of Nova Scotia:
2.35%, 10/21/2020	100,000	99,538
2.70%, 3/7/2022 (b)	100,000	100,054
3 Month USD LIBOR + 2.65%, 4.65%, 10/12/2022 (c)	250,000	230,112

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 2.45%, 3/22/2021	$200,000	$198,976
Series BKNT, 2.50%, 1/8/2021 (b)	250,000	249,197
Barclays Bank PLC:
2.65%, 1/11/2021	200,000	198,564
5.14%, 10/14/2020	100,000	102,903
Barclays PLC:
3.20%, 8/10/2021 (b)	200,000	199,938
3.68%, 1/10/2023	200,000	199,808
4.38%, 1/12/2026	50,000	50,322
5.25%, 8/17/2045	25,000	26,165
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (c)	250,000	252,520
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (c)	200,000	206,482
BB&T Corp.:
Series MTN, 2.15%, 2/1/2021	275,000	272,247
Series MTN, 2.63%, 6/29/2020 (b)	50,000	49,945
Series MTN, 3.05%, 6/20/2022	150,000	151,004
Series MTN, 3.75%, 12/6/2023	50,000	51,843
Series MTN, 3.88%, 3/19/2029	100,000	101,147
BNP Paribas SA:
Series BKNT, 5.00%, 1/15/2021	100,000	103,913
Series MTN, 4.25%, 10/15/2024 (b)	250,000	256,332
BPCE SA 4.00%, 4/15/2024	250,000	258,275
Branch Banking & Trust Co. Series BKNT, 3.63%, 9/16/2025	25,000	25,481
Canadian Imperial Bank of Commerce:
2.55%, 6/16/2022 (b)	50,000	49,841
2.70%, 2/2/2021	85,000	85,060
3.10%, 4/2/2024 (d)	100,000	99,763
Capital One Financial Corp.:
3.20%, 1/30/2023	250,000	250,277
3.30%, 10/30/2024	100,000	98,950
3.75%, 7/28/2026 (b)	125,000	121,841
3.80%, 1/31/2028	250,000	246,647
Capital One NA Series BKNT, 2.95%, 7/23/2021	75,000	75,230
Citibank NA:
Series BKNT, 2.13%, 10/20/2020	275,000	272,665
Series BKNT, 3.65%, 1/23/2024	250,000	257,815
Citigroup, Inc.:
Security Description	Principal Amount	Value
2.35%, 8/2/2021	$50,000	$49,392
2.70%, 3/30/2021	175,000	174,823
2.70%, 10/27/2022	250,000	247,605
2.75%, 4/25/2022	300,000	298,704
2.90%, 12/8/2021	250,000	249,885
3.20%, 10/21/2026	300,000	293,319
3.75%, 6/16/2024	25,000	25,857
4.13%, 7/25/2028	70,000	70,276
4.30%, 11/20/2026	50,000	50,886
4.40%, 6/10/2025	250,000	258,837
4.45%, 9/29/2027	150,000	154,088
4.65%, 7/30/2045	25,000	26,513
5.30%, 5/6/2044	50,000	54,911
6.68%, 9/13/2043	175,000	223,704
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (b) (c)	100,000	99,294
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (c)	250,000	256,340
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (c)	250,000	254,730
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	100,000	99,618
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	250,000	253,342
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (c)	150,000	153,218
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	250,000	245,702
Citizens Bank NA/Providence RI Series BKNT, 2.25%, 10/30/2020	250,000	247,817
Comerica, Inc.:
3.70%, 7/31/2023 (b)	50,000	51,345
4.00%, 2/1/2029	50,000	51,895
Commonwealth Bank of Australia Series BKNT, 2.55%, 3/15/2021	100,000	99,728
Cooperatieve Rabobank UA:
2.75%, 1/10/2023	250,000	247,787
3.88%, 2/8/2022	50,000	51,441
4.38%, 8/4/2025	250,000	258,585
4.50%, 1/11/2021	50,000	51,505
5.75%, 12/1/2043	50,000	59,748
Series GMTN, 2.50%, 1/19/2021	300,000	298,536
Credit Suisse AG Series MTN, 3.63%, 9/9/2024	500,000	507,160
Credit Suisse Group Funding Guernsey, Ltd.:

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 12/10/2020	$450,000	$450,945
3.80%, 6/9/2023	150,000	152,286
Deutsche Bank AG:
2.70%, 7/13/2020	275,000	272,035
2.95%, 8/20/2020	50,000	49,447
3.30%, 11/16/2022	250,000	242,002
3.70%, 5/30/2024	50,000	48,012
4.25%, 10/14/2021	200,000	200,860
Discover Bank:
Series BKNT, 3.35%, 2/6/2023	250,000	251,412
Series BKNT, 3.45%, 7/27/2026	25,000	24,225
Fifth Third Bancorp 3.95%, 3/14/2028 (b)	100,000	103,217
Fifth Third Bank:
Series BKNT, 2.25%, 6/14/2021	50,000	49,461
Series BKNT, 3.35%, 7/26/2021	200,000	202,856
Series BKNT, 3.85%, 3/15/2026	225,000	229,001
Goldman Sachs Group, Inc.:
2.35%, 11/15/2021	175,000	172,244
2.60%, 12/27/2020	250,000	248,885
2.63%, 4/25/2021	150,000	149,240
2.75%, 9/15/2020	250,000	249,622
2.88%, 2/25/2021	25,000	25,005
3.00%, 4/26/2022	250,000	249,420
3.50%, 1/23/2025	50,000	49,801
3.50%, 11/16/2026	250,000	246,102
3.63%, 1/22/2023 (b)	25,000	25,451
3.63%, 2/20/2024	60,000	60,659
3.75%, 2/25/2026	50,000	50,179
4.00%, 3/3/2024	50,000	51,546
4.75%, 10/21/2045	50,000	52,784
5.15%, 5/22/2045	250,000	262,882
5.95%, 1/15/2027	50,000	55,967
6.25%, 2/1/2041	200,000	247,536
6.75%, 10/1/2037	150,000	183,153
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (b) (c)	250,000	247,062
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	200,000	190,468
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	350,000	349,594
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	250,000	247,672
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (c)	275,000	272,902
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (b) (c)	$325,000	$320,570
Series MTN, 4.80%, 7/8/2044	50,000	52,934
HSBC Holdings PLC:
2.95%, 5/25/2021	250,000	249,950
3.40%, 3/8/2021	275,000	277,384
3.60%, 5/25/2023	250,000	253,902
4.30%, 3/8/2026	250,000	259,362
5.10%, 4/5/2021 (b)	50,000	52,067
5.25%, 3/14/2044	450,000	494,523
6.50%, 9/15/2037 (b)	200,000	248,756
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (c)	250,000	254,740
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (c)	500,000	507,675
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	200,000	205,980
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	250,000	262,617
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	250,000	252,275
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (c)	250,000	248,200
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	25,000	24,619
4.00%, 5/15/2025	100,000	103,875
Huntington National Bank Series BKNT, 3.55%, 10/6/2023	250,000	256,202
Industrial & Commercial Bank of China, Ltd. 2.45%, 10/20/2021	250,000	245,437
ING Groep NV 4.55%, 10/2/2028 (b)	200,000	210,252
Intesa Sanpaolo SpA 5.25%, 1/12/2024	50,000	51,158
JPMorgan Chase & Co.:
2.40%, 6/7/2021	550,000	546,034
2.55%, 3/1/2021 (b)	250,000	249,327
2.70%, 5/18/2023	125,000	123,771
2.95%, 10/1/2026	350,000	341,614
2.97%, 1/15/2023	50,000	50,030
3.38%, 5/1/2023	75,000	75,755
3.88%, 2/1/2024	50,000	51,980
4.13%, 12/15/2026	50,000	51,612
4.25%, 10/1/2027	80,000	83,142
4.85%, 2/1/2044	50,000	55,625
4.95%, 6/1/2045	50,000	55,287
5.40%, 1/6/2042	50,000	59,370
5.50%, 10/15/2040	150,000	179,963

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (c)	$155,000	$156,043
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	75,000	76,240
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (c)	200,000	205,186
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (c)	338,000	335,877
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	185,000	183,226
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (c)	500,000	518,750
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	100,000	99,930
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (c)	450,000	435,519
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	200,000	208,882
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (c)	250,000	266,062
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	250,000	254,622
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	200,000	195,814
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	200,000	200,272
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	100,000	97,482
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (c)	50,000	49,247
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	100,000	102,242
JPMorgan Chase Bank NA Series BKNT, 3 Month USD LIBOR + 0.35%, 3.09%, 4/26/2021 (c)	350,000	350,668
KeyBank NA:
Series BKNT, 2.30%, 9/14/2022 (b)	250,000	246,280
Series MTN, 3.40%, 5/20/2026	25,000	24,735
KeyCorp.:
Security Description	Principal Amount	Value
Series MTN, 2.90%, 9/15/2020	$100,000	$100,293
Series MTN, 4.15%, 10/29/2025	65,000	68,268
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	25,000	24,412
2.25%, 10/1/2021	50,000	49,875
Series GMTN, 1.75%, 7/27/2026	50,000	47,511
Lloyds Banking Group PLC:
3.00%, 1/11/2022	200,000	198,786
3.75%, 1/11/2027	100,000	98,374
4.05%, 8/16/2023	300,000	305,925
4.34%, 1/9/2048	200,000	180,066
4.65%, 3/24/2026	100,000	101,381
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (c)	200,000	195,066
Manufacturers & Traders Trust Co. Series BKNT, 2.63%, 1/25/2021 (b)	250,000	249,542
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	50,000	49,121
2.67%, 7/25/2022	300,000	297,198
2.76%, 9/13/2026	25,000	24,093
3.00%, 2/22/2022	50,000	50,114
3.29%, 7/25/2027	50,000	49,869
3.41%, 3/7/2024	250,000	253,060
3.46%, 3/2/2023	50,000	50,732
3.54%, 7/26/2021	30,000	30,414
3.68%, 2/22/2027 (b)	50,000	51,285
3.74%, 3/7/2029	250,000	256,102
3.76%, 7/26/2023	100,000	102,655
3.78%, 3/2/2025	50,000	51,589
3.85%, 3/1/2026 (b)	25,000	25,862
3.96%, 3/2/2028 (b)	50,000	52,281
4.05%, 9/11/2028	100,000	105,900
4.29%, 7/26/2038	35,000	36,960
Mizuho Financial Group, Inc.:
2.95%, 2/28/2022	200,000	199,538
4.02%, 3/5/2028	200,000	210,698
Morgan Stanley:
2.75%, 5/19/2022	450,000	447,246
3.63%, 1/20/2027	100,000	100,222
3.95%, 4/23/2027	25,000	24,980
4.30%, 1/27/2045	50,000	50,805
4.38%, 1/22/2047	100,000	103,011
6.38%, 7/24/2042	65,000	84,102
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (c)	250,000	254,847
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	100,000	99,171

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	$100,000	$97,824
Series GMTN, 2.50%, 4/21/2021	225,000	223,517
Series GMTN, 3.13%, 1/23/2023 (b)	300,000	300,885
Series GMTN, 3.75%, 2/25/2023	50,000	51,269
Series GMTN, 3.88%, 1/27/2026	125,000	127,710
Series GMTN, 4.00%, 7/23/2025	500,000	515,310
Series GMTN, 4.35%, 9/8/2026	50,000	51,255
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (c)	250,000	250,790
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	250,000	263,525
Series MTN, 2.63%, 11/17/2021	250,000	248,512
Series MTN, 3.13%, 7/27/2026	225,000	219,089
National Australia Bank, Ltd.:
2.88%, 4/12/2023	250,000	248,805
Series BKNT, 1.88%, 7/12/2021	250,000	244,712
Series BKNT, 2.50%, 7/12/2026	50,000	47,412
Northern Trust Corp.:
3.65%, 8/3/2028 (b)	100,000	104,992
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	63,000	61,617
PNC Bank NA:
Series BKNT, 2.15%, 4/29/2021	250,000	247,710
Series BKNT, 2.63%, 2/17/2022	250,000	249,965
Series BKNT, 3.25%, 1/22/2028	250,000	252,077
PNC Financial Services Group, Inc.:
3.15%, 5/19/2027	100,000	100,029
3.30%, 3/8/2022	50,000	50,806
3.50%, 1/23/2024 (b)	50,000	51,200
3.90%, 4/29/2024	50,000	51,574
Regions Bank Series BKNT, 2.75%, 4/1/2021	250,000	249,065
Regions Financial Corp. 3.20%, 2/8/2021	25,000	25,185
Royal Bank of Canada:
2.30%, 3/22/2021	125,000	124,240
Security Description	Principal Amount	Value
Series GMTN, 2.50%, 1/19/2021 (b)	$100,000	$99,935
Series GMTN, 3.20%, 4/30/2021	575,000	581,469
Series GMTN, 3.70%, 10/5/2023	500,000	516,435
Series GMTN, 4.65%, 1/27/2026	100,000	106,311
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	75,000	75,321
5.13%, 5/28/2024	100,000	102,656
6.00%, 12/19/2023	95,000	101,328
6.10%, 6/10/2023	45,000	47,800
6.13%, 12/15/2022	105,000	111,912
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (b) (c)	250,000	248,240
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (b) (c)	250,000	255,650
Santander Holdings USA, Inc.:
3.40%, 1/18/2023 (b)	50,000	49,982
3.70%, 3/28/2022	60,000	60,704
4.40%, 7/13/2027	50,000	49,762
4.45%, 12/3/2021	30,000	30,880
4.50%, 7/17/2025 (b)	50,000	51,510
Santander UK Group Holdings PLC:
2.88%, 10/16/2020	100,000	99,799
3.57%, 1/10/2023	250,000	249,115
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	200,000	193,672
Skandinaviska Enskilda Banken AB 1.88%, 9/13/2021	50,000	48,742
Sumitomo Mitsui Financial Group, Inc.:
2.44%, 10/19/2021	70,000	69,184
2.78%, 7/12/2022 (b)	350,000	348,320
2.78%, 10/18/2022	100,000	99,425
2.85%, 1/11/2022	250,000	249,682
2.93%, 3/9/2021	100,000	100,133
3.01%, 10/19/2026	50,000	49,022
3.10%, 1/17/2023	200,000	200,638
3.36%, 7/12/2027	50,000	50,165
3.75%, 7/19/2023	50,000	51,407
3.78%, 3/9/2026	30,000	31,008
3.94%, 7/19/2028 (b)	50,000	52,402
4.31%, 10/16/2028 (b)	100,000	107,912
SunTrust Bank:
Series BKNT, 2.45%, 8/1/2022	50,000	49,341
Series BKNT, 3.00%, 2/2/2023	100,000	100,192

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 4.05%, 11/3/2025	$40,000	$42,046
SunTrust Banks, Inc.:
2.70%, 1/27/2022	50,000	49,821
4.00%, 5/1/2025 (b)	100,000	104,617
Svenska Handelsbanken AB:
1.95%, 9/8/2020	168,000	166,192
Series GMTN, 2.40%, 10/1/2020	75,000	74,549
Synchrony Bank Series BKNT, 3.00%, 6/15/2022	250,000	246,830
Synovus Financial Corp. 3.13%, 11/1/2022	15,000	14,782
Toronto-Dominion Bank:
Series GMTN, 2.50%, 12/14/2020 (b)	50,000	49,893
Series GMTN, 2.55%, 1/25/2021	100,000	99,775
Series GMTN, 3.15%, 9/17/2020	350,000	352,695
Series GMTN, 3.50%, 7/19/2023 (b)	50,000	51,405
Series MTN, 3.25%, 6/11/2021 (b)	100,000	101,200
US Bancorp:
Series MTN, 2.35%, 1/29/2021	100,000	99,321
Series MTN, 3.10%, 4/27/2026	50,000	49,970
Series MTN, 3.60%, 9/11/2024	25,000	25,751
Series V, 2.63%, 1/24/2022	300,000	300,021
US Bank NA:
Series BKNT, 3.15%, 4/26/2021	350,000	353,223
Series BKNT, 3.40%, 7/24/2023	250,000	256,067
Wells Fargo & Co.:
2.10%, 7/26/2021	300,000	295,239
2.50%, 3/4/2021	50,000	49,741
3.00%, 4/22/2026	250,000	243,917
3.00%, 10/23/2026	250,000	243,317
3.07%, 1/24/2023	250,000	250,460
4.13%, 8/15/2023	25,000	25,914
4.48%, 1/16/2024	25,000	26,303
5.38%, 11/2/2043	150,000	168,744
5.61%, 1/15/2044	325,000	375,053
Series GMTN, 4.30%, 7/22/2027	50,000	52,022
Series GMTN, 4.90%, 11/17/2045	150,000	160,592
Series MTN, 2.63%, 7/22/2022 (b)	365,000	362,255
Series MTN, 3.00%, 1/22/2021 (b)	50,000	50,207
Security Description	Principal Amount	Value
Series MTN, 3.30%, 9/9/2024 (b)	$150,000	$150,975
Series MTN, 3.55%, 9/29/2025	50,000	50,832
Series MTN, 3.75%, 1/24/2024 (b)	250,000	257,340
Series MTN, 4.15%, 1/24/2029	250,000	261,280
Series MTN, 4.75%, 12/7/2046	450,000	470,403
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (b) (c)	350,000	351,477
Wells Fargo Bank NA Series BKNT, 2.60%, 1/15/2021	250,000	249,142
Wells Fargo Capital X 5.95%, 12/1/2086	25,000	28,007
Westpac Banking Corp.:
2.65%, 1/25/2021	100,000	100,103
2.80%, 1/11/2022	100,000	100,072
2.85%, 5/13/2026	50,000	48,560
3.05%, 5/15/2020	100,000	100,391
3.35%, 3/8/2027	150,000	150,609
3.40%, 1/25/2028 (b)	100,000	101,228
3.65%, 5/15/2023	100,000	102,551
		56,033,890
BEVERAGES — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036 (e)	125,000	124,779
4.90%, 2/1/2046 (e)	475,000	477,589
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	50,000	43,286
4.00%, 4/13/2028	80,000	81,154
4.15%, 1/23/2025 (b)	410,000	427,425
4.38%, 4/15/2038	215,000	206,385
4.60%, 4/15/2048	35,000	33,614
4.75%, 1/23/2029 (b)	605,000	644,379
4.75%, 4/15/2058	125,000	118,829
4.90%, 1/23/2031	65,000	70,040
4.95%, 1/15/2042	250,000	252,007
5.45%, 1/23/2039	415,000	449,773
5.55%, 1/23/2049 (b)	65,000	71,336
5.80%, 1/23/2059	45,000	50,022
Brown-Forman Corp.:
3.50%, 4/15/2025	50,000	51,187
4.00%, 4/15/2038	50,000	51,614
Coca-Cola Co.:
1.55%, 9/1/2021	200,000	195,376
2.20%, 5/25/2022 (b)	200,000	198,802
2.25%, 9/1/2026	25,000	23,815
2.88%, 10/27/2025	25,000	25,196
3.20%, 11/1/2023	25,000	25,700

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Constellation Brands, Inc.:
2.25%, 11/6/2020 (b)	$250,000	$247,527
2.70%, 5/9/2022	50,000	49,524
3.75%, 5/1/2021	5,000	5,081
4.25%, 5/1/2023	25,000	26,092
4.50%, 5/9/2047	50,000	48,496
4.65%, 11/15/2028 (b)	30,000	31,735
Diageo Capital PLC:
2.63%, 4/29/2023	75,000	74,867
3.88%, 5/18/2028	200,000	211,352
Diageo Investment Corp. 4.25%, 5/11/2042	25,000	26,609
Keurig Dr Pepper, Inc.:
3.13%, 12/15/2023 (b)	50,000	49,619
3.55%, 5/25/2021 (e)	200,000	202,176
4.06%, 5/25/2023 (e)	50,000	51,442
4.42%, 5/25/2025 (e)	200,000	207,366
5.09%, 5/25/2048 (b) (e)	25,000	25,665
Molson Coors Brewing Co.:
2.10%, 7/15/2021	250,000	245,055
3.00%, 7/15/2026	50,000	47,312
4.20%, 7/15/2046	30,000	26,634
PepsiCo, Inc.:
1.70%, 10/6/2021	150,000	147,019
1.85%, 4/30/2020	25,000	24,842
2.00%, 4/15/2021	250,000	247,810
2.15%, 10/14/2020	50,000	49,763
2.25%, 5/2/2022	300,000	297,708
2.85%, 2/24/2026	85,000	84,452
3.45%, 10/6/2046	150,000	144,676
3.60%, 3/1/2024	25,000	26,110
4.45%, 4/14/2046	75,000	83,507
4.60%, 7/17/2045 (b)	25,000	28,421
		6,333,168
BIOTECHNOLOGY — 0.4%
Amgen, Inc.:
1.85%, 8/19/2021	200,000	195,748
2.65%, 5/11/2022 (b)	150,000	149,167
3.20%, 11/2/2027 (b)	250,000	245,045
3.63%, 5/22/2024	100,000	102,762
4.40%, 5/1/2045	50,000	48,987
4.56%, 6/15/2048	200,000	199,646
4.66%, 6/15/2051	225,000	226,300
6.38%, 6/1/2037	50,000	60,866
Baxalta, Inc.:
2.88%, 6/23/2020	8,000	7,991
4.00%, 6/23/2025	8,000	8,191
Biogen, Inc.:
2.90%, 9/15/2020	25,000	25,012
4.05%, 9/15/2025	50,000	51,415
5.20%, 9/15/2045	275,000	290,295
Celgene Corp.:
2.88%, 8/15/2020	225,000	225,180
2.88%, 2/19/2021 (b)	25,000	24,982
3.25%, 2/20/2023	50,000	50,417
Security Description	Principal Amount	Value
3.63%, 5/15/2024	$25,000	$25,389
3.88%, 8/15/2025	25,000	25,601
3.90%, 2/20/2028	100,000	101,974
4.35%, 11/15/2047	225,000	220,626
4.55%, 2/20/2048 (b)	100,000	101,482
4.63%, 5/15/2044	50,000	50,390
Gilead Sciences, Inc.:
1.95%, 3/1/2022	5,000	4,925
2.55%, 9/1/2020	250,000	249,665
2.95%, 3/1/2027	25,000	24,283
3.25%, 9/1/2022	250,000	254,580
3.65%, 3/1/2026	85,000	86,688
4.15%, 3/1/2047	120,000	115,625
4.40%, 12/1/2021	25,000	26,013
4.50%, 2/1/2045	25,000	25,245
4.60%, 9/1/2035	100,000	104,977
4.75%, 3/1/2046	175,000	182,919
4.80%, 4/1/2044	25,000	26,195
		3,538,581
BUILDING MATERIALS — 0.1%
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	50,000	51,315
Johnson Controls International PLC:
4.50%, 2/15/2047	320,000	305,747
3.63%, 7/2/2024 (f)	25,000	25,294
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	100,000	87,392
Masco Corp.:
3.50%, 4/1/2021	30,000	30,201
4.38%, 4/1/2026	170,000	172,742
Owens Corning 4.30%, 7/15/2047	100,000	81,038
Vulcan Materials Co. 4.70%, 3/1/2048	100,000	92,529
		846,258
CHEMICALS — 0.4%
Celanese US Holdings LLC:
4.63%, 11/15/2022	10,000	10,346
5.88%, 6/15/2021	10,000	10,528
Dow Chemical Co.:
3.00%, 11/15/2022	275,000	275,346
4.25%, 11/15/2020	25,000	25,491
4.25%, 10/1/2034	50,000	48,884
4.38%, 11/15/2042	50,000	47,699
4.80%, 11/30/2028 (e)	100,000	107,304
DowDuPont, Inc.:
4.21%, 11/15/2023	150,000	156,836
4.49%, 11/15/2025	100,000	106,553
4.73%, 11/15/2028	150,000	161,938
5.42%, 11/15/2048	110,000	124,075
Eastman Chemical Co.:

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 12/1/2021	$45,000	$45,610
3.80%, 3/15/2025	25,000	25,562
4.50%, 12/1/2028 (b)	100,000	103,496
EI du Pont de Nemours & Co. 2.20%, 5/1/2020	183,000	182,330
Huntsman International LLC 4.50%, 5/1/2029	20,000	19,921
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	45,000	47,204
LYB International Finance B.V. 4.88%, 3/15/2044	25,000	24,542
LYB International Finance II B.V. 3.50%, 3/2/2027	250,000	240,372
LyondellBasell Industries NV:
4.63%, 2/26/2055	25,000	22,469
5.75%, 4/15/2024	100,000	109,139
Mosaic Co.:
3.25%, 11/15/2022	250,000	250,632
4.05%, 11/15/2027 (b)	250,000	249,645
5.63%, 11/15/2043	25,000	26,516
Nutrien, Ltd.:
3.00%, 4/1/2025	50,000	48,329
4.00%, 12/15/2026	50,000	50,582
4.13%, 3/15/2035	25,000	23,754
4.20%, 4/1/2029 (d)	85,000	87,640
5.00%, 4/1/2049 (d)	150,000	157,213
Praxair, Inc.:
3.20%, 1/30/2026 (b)	275,000	279,889
3.55%, 11/7/2042	25,000	24,130
RPM International, Inc.:
3.75%, 3/15/2027	50,000	48,310
4.25%, 1/15/2048	200,000	174,118
5.25%, 6/1/2045	25,000	25,053
SASOL Financing USA LLC 5.88%, 3/27/2024	250,000	265,065
Sherwin-Williams Co.:
2.75%, 6/1/2022	200,000	198,762
3.45%, 6/1/2027	30,000	29,493
4.50%, 6/1/2047	150,000	147,557
Westlake Chemical Corp.:
4.38%, 11/15/2047	150,000	132,492
5.00%, 8/15/2046	100,000	97,332
		4,212,157
COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc. 2.25%, 9/15/2020	20,000	19,915
Ecolab, Inc.:
2.38%, 8/10/2022	150,000	147,948
2.70%, 11/1/2026	150,000	145,996
4.35%, 12/8/2021	20,000	20,843
Equifax, Inc. 3.95%, 6/15/2023	40,000	40,945
Security Description	Principal Amount	Value
George Washington University Series 2018, 4.13%, 9/15/2048	$100,000	$104,275
Massachusetts Institute of Technology 3.96%, 7/1/2038	50,000	53,141
Moody's Corp.:
2.63%, 1/15/2023	250,000	246,340
2.75%, 12/15/2021	200,000	199,506
Northwestern University Series 2017, 3.66%, 12/1/2057	150,000	152,647
President and Fellows of Harvard College 3.15%, 7/15/2046	225,000	212,618
RELX Capital, Inc.:
3.50%, 3/16/2023	30,000	30,357
4.00%, 3/18/2029	100,000	102,115
S&P Global, Inc.:
3.30%, 8/14/2020	50,000	50,406
4.50%, 5/15/2048	50,000	54,276
Total System Services, Inc. 4.45%, 6/1/2028 (b)	100,000	102,151
University of Southern California 3.03%, 10/1/2039	25,000	23,465
Verisk Analytics, Inc. 4.13%, 3/15/2029	50,000	51,515
		1,758,459
COMPUTERS — 0.6%
Apple, Inc.:
1.55%, 8/4/2021	50,000	48,958
2.00%, 11/13/2020 (b)	300,000	297,795
2.25%, 2/23/2021	200,000	199,184
2.40%, 1/13/2023	200,000	198,622
2.40%, 5/3/2023	25,000	24,773
2.45%, 8/4/2026	200,000	193,318
2.50%, 2/9/2022 (b)	100,000	100,011
2.75%, 1/13/2025	200,000	199,010
2.85%, 5/6/2021	25,000	25,188
2.85%, 2/23/2023	250,000	252,467
2.85%, 5/11/2024	200,000	200,984
3.00%, 2/9/2024	100,000	101,285
3.00%, 11/13/2027	100,000	99,384
3.20%, 5/11/2027	250,000	252,185
3.25%, 2/23/2026	150,000	152,797
3.75%, 11/13/2047	200,000	199,720
3.85%, 5/4/2043	25,000	25,283
3.85%, 8/4/2046	150,000	151,846
4.38%, 5/13/2045	75,000	81,315
4.50%, 2/23/2036	100,000	111,864
4.65%, 2/23/2046	75,000	84,748
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024 (e)	50,000	50,388
4.42%, 6/15/2021 (e)	50,000	51,302

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.90%, 10/1/2026 (e)	$100,000	$101,624
5.30%, 10/1/2029 (e)	350,000	353,878
5.45%, 6/15/2023 (b) (e)	325,000	346,291
6.02%, 6/15/2026 (e)	20,000	21,527
8.35%, 7/15/2046 (e)	270,000	325,874
Hewlett Packard Enterprise Co.:
3.60%, 10/15/2020	210,000	212,014
4.40%, 10/15/2022	200,000	209,220
4.90%, 10/15/2025	70,000	74,392
6.20%, 10/15/2035	10,000	10,682
6.35%, 10/15/2045 (b)	10,000	10,460
HP, Inc.:
4.05%, 9/15/2022 (b)	25,000	25,803
6.00%, 9/15/2041 (b)	250,000	266,482
IBM Credit LLC 2.20%, 9/8/2022	100,000	98,011
International Business Machines Corp.:
2.25%, 2/19/2021	200,000	198,326
2.88%, 11/9/2022	100,000	100,350
3.63%, 2/12/2024 (b)	50,000	51,433
4.70%, 2/19/2046	325,000	354,767
5.88%, 11/29/2032	25,000	31,033
Seagate HDD Cayman:
4.25%, 3/1/2022	150,000	150,822
4.75%, 6/1/2023	50,000	50,481
		6,095,897
COSMETICS/PERSONAL CARE — 0.2%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	30,000	29,767
Series MTN, 3.70%, 8/1/2047 (b)	55,000	56,651
Procter & Gamble Co.:
1.70%, 11/3/2021	100,000	98,052
1.85%, 2/2/2021	50,000	49,425
1.90%, 10/23/2020	250,000	248,072
2.15%, 8/11/2022 (b)	150,000	148,471
2.45%, 11/3/2026	150,000	146,144
3.50%, 10/25/2047	100,000	100,192
Unilever Capital Corp.:
1.38%, 7/28/2021	100,000	97,444
2.00%, 7/28/2026	100,000	93,035
2.60%, 5/5/2024	250,000	247,087
2.90%, 5/5/2027	150,000	147,779
3.10%, 7/30/2025	50,000	50,522
		1,512,641
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc. 4.60%, 6/15/2045	50,000	53,357
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.50%, 5/26/2022	$150,000	$150,201
3.65%, 7/21/2027	150,000	139,954
3.95%, 2/1/2022	150,000	152,139
4.50%, 5/15/2021	300,000	306,597
Air Lease Corp.:
2.75%, 1/15/2023	50,000	48,686
3.00%, 9/15/2023	25,000	24,419
3.25%, 3/1/2025	100,000	96,277
3.63%, 4/1/2027	70,000	65,841
3.88%, 7/3/2023	50,000	50,758
4.25%, 9/15/2024	25,000	25,563
Aircastle, Ltd.:
4.13%, 5/1/2024	25,000	25,027
5.00%, 4/1/2023	25,000	25,991
5.13%, 3/15/2021	25,000	25,724
5.50%, 2/15/2022 (b)	25,000	26,178
7.63%, 4/15/2020	15,000	15,655
American Express Co.:
2.20%, 10/30/2020 (b)	60,000	59,530
2.50%, 8/1/2022	250,000	247,310
3.00%, 10/30/2024	100,000	99,506
3.40%, 2/27/2023 (b)	200,000	202,878
3.70%, 8/3/2023	50,000	51,244
4.20%, 11/6/2025	105,000	110,978
American Express Credit Corp. Series MTN, 2.25%, 5/5/2021 (b)	350,000	347,760
Ameriprise Financial, Inc.:
3.00%, 3/22/2022	35,000	35,216
3.70%, 10/15/2024	50,000	51,705
BlackRock, Inc.:
3.20%, 3/15/2027	56,000	56,765
3.50%, 3/18/2024	25,000	25,967
Brookfield Finance, Inc.:
3.90%, 1/25/2028	50,000	48,334
4.70%, 9/20/2047	50,000	47,937
4.85%, 3/29/2029	100,000	102,777
Capital One Financial Corp. 3.90%, 1/29/2024	200,000	204,036
Charles Schwab Corp 4.00%, 2/1/2029 (b)	50,000	53,180
Charles Schwab Corp.:
2.65%, 1/25/2023 (b)	100,000	99,946
3.20%, 1/25/2028 (b)	50,000	49,957
3.45%, 2/13/2026	50,000	51,068
3.85%, 5/21/2025	250,000	263,025
CME Group, Inc. 3.75%, 6/15/2028	100,000	105,198
Credit Suisse USA, Inc. 7.13%, 7/15/2032	50,000	67,119
Discover Financial Services:

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.85%, 11/21/2022	$50,000	$51,073
4.10%, 2/9/2027	75,000	74,873
4.50%, 1/30/2026	50,000	51,395
E*TRADE Financial Corp. 2.95%, 8/24/2022	175,000	173,908
Eaton Vance Corp. 3.50%, 4/6/2027	150,000	150,211
GE Capital International Funding Co.:
2.34%, 11/15/2020	200,000	197,512
3.37%, 11/15/2025 (b)	250,000	242,827
4.42%, 11/15/2035	550,000	509,432
GLP Capital L.P./GLP Financing II, Inc.:
5.25%, 6/1/2025	20,000	20,956
5.38%, 11/1/2023 (b)	20,000	20,957
5.38%, 4/15/2026	40,000	41,966
5.75%, 6/1/2028	20,000	21,554
Intercontinental Exchange, Inc.:
2.75%, 12/1/2020	50,000	50,057
3.10%, 9/15/2027	100,000	99,069
3.75%, 12/1/2025	180,000	187,385
4.25%, 9/21/2048	150,000	157,464
Invesco Finance PLC 3.75%, 1/15/2026	50,000	50,406
Jefferies Group LLC 6.50%, 1/20/2043	50,000	52,121
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030 (b)	50,000	45,500
4.85%, 1/15/2027 (b)	90,000	90,393
Lazard Group LLC 4.50%, 9/19/2028 (b)	100,000	102,901
Mastercard, Inc.:
3.50%, 2/26/2028	30,000	31,289
3.95%, 2/26/2048	30,000	31,770
National Rural Utilities Cooperative Finance Corp.:
2.95%, 2/7/2024	100,000	100,362
3.40%, 2/7/2028	50,000	50,714
3.90%, 11/1/2028	100,000	105,286
4.02%, 11/1/2032	50,000	53,040
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	75,000	72,283
Series MTN, 2.90%, 3/15/2021	50,000	50,201
ORIX Corp.:
2.90%, 7/18/2022	30,000	29,989
3.70%, 7/18/2027	50,000	50,495
Synchrony Financial 4.50%, 7/23/2025	50,000	50,195
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	150,000	151,183
Visa, Inc.:
2.75%, 9/15/2027 (b)	250,000	246,657
Security Description	Principal Amount	Value
2.80%, 12/14/2022	$75,000	$75,728
3.15%, 12/14/2025	250,000	253,767
3.65%, 9/15/2047	100,000	99,868
4.15%, 12/14/2035 (b)	50,000	54,358
4.30%, 12/14/2045 (b)	50,000	55,097
Western Union Co. 4.25%, 6/9/2023	100,000	103,070
		7,617,758
ELECTRIC — 1.6%
AEP Texas, Inc.:
2.40%, 10/1/2022	150,000	147,352
3.80%, 10/1/2047	25,000	23,848
AEP Transmission Co. LLC:
3.75%, 12/1/2047	100,000	98,389
4.25%, 9/15/2048	20,000	21,116
Alabama Power Co.:
3.85%, 12/1/2042	75,000	73,534
Series A, 4.30%, 7/15/2048	65,000	68,920
Ameren Corp. 3.65%, 2/15/2026	50,000	50,536
Ameren Illinois Co.:
3.70%, 12/1/2047	50,000	49,143
3.80%, 5/15/2028	25,000	26,235
4.15%, 3/15/2046	50,000	52,560
4.50%, 3/15/2049	50,000	55,765
American Electric Power Co., Inc.:
Series F, 2.95%, 12/15/2022	50,000	50,004
Series J, 4.30%, 12/1/2028	100,000	106,097
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	25,616
7.00%, 4/1/2038	25,000	32,715
Arizona Public Service Co.:
3.75%, 5/15/2046	25,000	23,901
4.20%, 8/15/2048	25,000	25,633
4.25%, 3/1/2049 (b)	50,000	51,756
4.35%, 11/15/2045	50,000	52,591
Avangrid, Inc. 3.15%, 12/1/2024	50,000	49,387
Baltimore Gas & Electric Co. 6.35%, 10/1/2036	50,000	64,530
Berkshire Hathaway Energy Co.:
2.80%, 1/15/2023	40,000	40,062
3.25%, 4/15/2028	30,000	29,827
3.75%, 11/15/2023	350,000	363,072
4.45%, 1/15/2049	350,000	370,006
4.50%, 2/1/2045	50,000	53,193
5.15%, 11/15/2043	150,000	173,026
Black Hills Corp.:
3.15%, 1/15/2027	25,000	23,947
4.35%, 5/1/2033	30,000	30,840
CenterPoint Energy Houston Electric LLC:
3.95%, 3/1/2048	50,000	51,413
Series AA, 3.00%, 2/1/2027	100,000	99,060

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series Z, 2.40%, 9/1/2026	$50,000	$47,402
CenterPoint Energy, Inc.:
3.60%, 11/1/2021	10,000	10,154
3.85%, 2/1/2024	25,000	25,527
4.25%, 11/1/2028	25,000	25,880
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	20,000	20,361
CMS Energy Corp. 3.45%, 8/15/2027	50,000	50,019
Commonwealth Edison Co.:
4.00%, 8/1/2020	100,000	101,474
4.00%, 3/1/2048	125,000	128,191
Series 123, 3.75%, 8/15/2047	150,000	146,767
Connecticut Light & Power Co.:
Series A, 3.20%, 3/15/2027	150,000	150,300
Series A, 4.15%, 6/1/2045	100,000	105,755
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	50,000	48,426
4.45%, 3/15/2044	75,000	79,051
4.50%, 5/15/2058	100,000	104,378
Series 06-B, 6.20%, 6/15/2036	25,000	31,194
Series D, 4.00%, 12/1/2028 (b)	100,000	106,624
Consolidated Edison, Inc. 2.00%, 5/15/2021	180,000	177,214
Consumers Energy Co.:
3.25%, 8/15/2046	50,000	45,928
4.05%, 5/15/2048	100,000	105,953
Dominion Energy, Inc.:
2.58%, 7/1/2020	300,000	298,512
4.10%, 4/1/2021 (f)	150,000	152,539
4.70%, 12/1/2044	130,000	137,544
Series B, 2.75%, 1/15/2022	150,000	148,761
Series D, 2.85%, 8/15/2026	25,000	24,004
DTE Electric Co. 3.70%, 6/1/2046	75,000	73,793
DTE Energy Co.:
Series B, 3.30%, 6/15/2022	175,000	176,473
Series D, 3.70%, 8/1/2023	50,000	51,115
Duke Energy Carolinas LLC:
3.88%, 3/15/2046	150,000	150,699
3.95%, 11/15/2028	100,000	106,491
4.25%, 12/15/2041	130,000	137,943
Duke Energy Corp.:
2.40%, 8/15/2022 (b)	200,000	197,528
2.65%, 9/1/2026	50,000	47,674
3.15%, 8/15/2027 (b)	100,000	98,270
3.75%, 9/1/2046	400,000	374,296
3.95%, 8/15/2047	150,000	144,303
Duke Energy Florida LLC:
3.20%, 1/15/2027	250,000	251,147
6.40%, 6/15/2038	50,000	66,899
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	27,142
Security Description	Principal Amount	Value
Duke Energy Progress LLC:
2.80%, 5/15/2022	$100,000	$100,382
3.60%, 9/15/2047	50,000	47,773
3.70%, 9/1/2028 (b)	50,000	52,108
4.20%, 8/15/2045	150,000	156,847
Edison International:
2.95%, 3/15/2023	50,000	46,733
4.13%, 3/15/2028 (b)	50,000	47,205
Emera US Finance L.P. 4.75%, 6/15/2046	130,000	134,824
Enel Chile SA 4.88%, 6/12/2028	50,000	52,658
Entergy Arkansas LLC 4.20%, 4/1/2049	25,000	25,895
Entergy Corp.:
2.95%, 9/1/2026	50,000	48,026
4.00%, 7/15/2022	50,000	51,137
Entergy Louisiana LLC:
3.05%, 6/1/2031	25,000	23,841
3.25%, 4/1/2028	200,000	199,380
4.20%, 4/1/2050	50,000	52,397
Entergy Mississippi LLC 2.85%, 6/1/2028	25,000	24,111
Eversource Energy:
Series K, 2.75%, 3/15/2022	50,000	49,980
Series L, 2.90%, 10/1/2024	250,000	248,177
Series N, 3.80%, 12/1/2023	15,000	15,517
Series O, 4.25%, 4/1/2029	25,000	26,585
Exelon Corp.:
3.40%, 4/15/2026 (b)	100,000	99,912
3.50%, 6/1/2022	200,000	202,054
3.95%, 6/15/2025	50,000	51,783
5.10%, 6/15/2045	330,000	366,594
Exelon Generation Co. LLC 3.40%, 3/15/2022	250,000	253,242
FirstEnergy Corp.:
Series B, 3.90%, 7/15/2027	280,000	283,970
Series B, 4.25%, 3/15/2023 (b)	10,000	10,427
Series C, 4.85%, 7/15/2047	50,000	53,480
Series C, 7.38%, 11/15/2031	20,000	26,442
Florida Power & Light Co.:
3.25%, 6/1/2024	25,000	25,609
3.95%, 3/1/2048	85,000	88,171
3.99%, 3/1/2049	25,000	26,202
4.05%, 10/1/2044	50,000	52,436
4.13%, 6/1/2048	100,000	106,738
Fortis, Inc. 3.06%, 10/4/2026	50,000	47,782
Indiana Michigan Power Co. 4.25%, 8/15/2048	15,000	15,442
Interstate Power & Light Co.:
3.70%, 9/15/2046	50,000	46,377
4.10%, 9/26/2028	50,000	52,250
ITC Holdings Corp. 3.35%, 11/15/2027	50,000	49,377

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Kansas City Power & Light Co.:
4.20%, 6/15/2047	$25,000	$26,031
4.20%, 3/15/2048	50,000	51,856
Series 2019, 4.13%, 4/1/2049	100,000	103,913
MidAmerican Energy Co. 3.95%, 8/1/2047	150,000	152,623
NextEra Energy Capital Holdings, Inc.:
2.80%, 1/15/2023	150,000	148,554
3.15%, 4/1/2024	100,000	100,340
3.50%, 4/1/2029	100,000	99,988
3.55%, 5/1/2027	100,000	100,169
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (c)	25,000	22,443
Series H, 3.34%, 9/1/2020	25,000	25,198
Northern States Power Co. 3.60%, 9/15/2047	50,000	48,816
NSTAR Electric Co. 3.20%, 5/15/2027	50,000	50,003
Oglethorpe Power Corp. 5.05%, 10/1/2048 (e)	100,000	109,663
Oklahoma Gas & Electric Co. 3.80%, 8/15/2028	50,000	51,207
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/2028	100,000	104,114
3.80%, 9/30/2047	100,000	100,524
7.50%, 9/1/2038	50,000	72,572
PECO Energy Co. 3.90%, 3/1/2048	125,000	126,196
PPL Capital Funding, Inc.:
3.50%, 12/1/2022	75,000	75,525
4.00%, 9/15/2047	250,000	234,572
5.00%, 3/15/2044	50,000	53,838
PPL Electric Utilities Corp. 3.95%, 6/1/2047	50,000	50,924
PSEG Power LLC 3.85%, 6/1/2023	50,000	51,174
Public Service Co. of Colorado:
3.20%, 11/15/2020 (b)	25,000	25,141
3.80%, 6/15/2047	150,000	149,883
Public Service Electric & Gas Co.:
Series MTN, 1.90%, 3/15/2021	50,000	49,398
Series MTN, 3.60%, 12/1/2047	100,000	97,294
Series MTN, 3.65%, 9/1/2042	50,000	49,258
Series MTN, 3.70%, 5/1/2028	50,000	51,985
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	100,000	99,142
Puget Sound Energy, Inc.:
4.22%, 6/15/2048	65,000	68,876
5.80%, 3/15/2040	50,000	62,087
Security Description	Principal Amount	Value
San Diego Gas & Electric Co. Series RRR, 3.75%, 6/1/2047	$50,000	$47,259
Sempra Energy:
2.90%, 2/1/2023	15,000	14,760
3.25%, 6/15/2027	300,000	286,848
3.40%, 2/1/2028	30,000	28,919
3.80%, 2/1/2038	300,000	274,593
4.00%, 2/1/2048	30,000	27,494
Sierra Pacific Power Co. 2.60%, 5/1/2026	50,000	48,049
Southern California Edison Co.:
4.00%, 4/1/2047	191,000	178,064
4.50%, 9/1/2040	25,000	24,841
Series 13-A, 3.90%, 3/15/2043	50,000	46,176
Series A, 4.20%, 3/1/2029 (b)	100,000	101,690
Series B, 3.65%, 3/1/2028	100,000	98,143
Series C, 3.60%, 2/1/2045	50,000	43,752
Series D, 3.40%, 6/1/2023	50,000	49,573
Southern Co.:
2.35%, 7/1/2021	75,000	74,140
3.25%, 7/1/2026	250,000	245,017
4.25%, 7/1/2036	250,000	246,607
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (c)	50,000	50,768
Southern Power Co. Series F, 4.95%, 12/15/2046	150,000	151,464
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	50,000	47,535
Series M, 4.10%, 9/15/2028	25,000	25,984
Southwestern Public Service Co. 3.30%, 6/15/2024	50,000	50,842
Tampa Electric Co.:
4.30%, 6/15/2048	50,000	50,466
4.45%, 6/15/2049	25,000	25,777
Tucson Electric Power Co. 4.85%, 12/1/2048	50,000	55,230
Union Electric Co.:
3.50%, 3/15/2029	250,000	256,677
4.00%, 4/1/2048	50,000	51,763
Virginia Electric & Power Co.:
3.45%, 2/15/2024	50,000	51,372
8.88%, 11/15/2038	50,000	79,077
Series B, 2.95%, 11/15/2026	30,000	29,420
WEC Energy Group, Inc.:
3.38%, 6/15/2021	65,000	65,773
3.55%, 6/15/2025	25,000	25,496
Westar Energy, Inc. 4.13%, 3/1/2042	30,000	30,829
Wisconsin Electric Power Co. 4.30%, 10/15/2048	25,000	26,766
Wisconsin Public Service Corp. 3.35%, 11/21/2021 (b)	70,000	71,085
Xcel Energy, Inc.:
2.60%, 3/15/2022	200,000	198,788

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 6/15/2028	$50,000	$52,193
		15,668,206
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
2.63%, 12/1/2021	50,000	50,099
2.63%, 2/15/2023 (b)	25,000	24,963
Hubbell, Inc. 3.35%, 3/1/2026	50,000	48,717
		123,779
ELECTRONICS — 0.1%
Allegion US Holding Co., Inc. 3.55%, 10/1/2027	50,000	47,161
Amphenol Corp. 4.35%, 6/1/2029	50,000	52,636
Arrow Electronics, Inc.:
3.25%, 9/8/2024	50,000	48,258
3.88%, 1/12/2028	25,000	24,107
Corning, Inc.:
4.38%, 11/15/2057	25,000	23,168
5.35%, 11/15/2048	100,000	113,562
5.75%, 8/15/2040	25,000	28,574
Fortive Corp. 3.15%, 6/15/2026	50,000	48,594
Honeywell International, Inc.:
2.50%, 11/1/2026	150,000	146,350
3.35%, 12/1/2023	50,000	51,385
Jabil, Inc. 3.95%, 1/12/2028	25,000	23,267
Keysight Technologies, Inc. 4.60%, 4/6/2027	30,000	31,006
Trimble, Inc. 4.90%, 6/15/2028	50,000	51,027
Tyco Electronics Group SA 3.70%, 2/15/2026	50,000	50,387
		739,482
ENGINEERING & CONSTRUCTION — 0.0% (a)
Fluor Corp. 4.25%, 9/15/2028	100,000	99,896
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
2.90%, 7/1/2026	45,000	44,016
3.38%, 11/15/2027	60,000	60,346
3.55%, 6/1/2022	25,000	25,545
3.95%, 5/15/2028	150,000	156,975
Waste Management, Inc.:
2.40%, 5/15/2023	150,000	147,502
3.15%, 11/15/2027	200,000	199,402
3.50%, 5/15/2024	25,000	25,621
Security Description	Principal Amount	Value
3.90%, 3/1/2035	$50,000	$50,410
		709,817
FOOD — 0.5%
Campbell Soup Co.:
3.30%, 3/15/2021	35,000	35,192
3.65%, 3/15/2023	50,000	50,682
3.95%, 3/15/2025	100,000	100,894
4.15%, 3/15/2028 (b)	50,000	49,800
4.80%, 3/15/2048	20,000	18,598
Conagra Brands, Inc.:
3.80%, 10/22/2021	20,000	20,366
4.30%, 5/1/2024	515,000	533,164
4.85%, 11/1/2028	295,000	309,862
5.30%, 11/1/2038	265,000	267,517
5.40%, 11/1/2048	40,000	40,162
General Mills, Inc.:
3.20%, 4/16/2021 (b)	10,000	10,087
3.20%, 2/10/2027 (b)	100,000	97,149
3.65%, 2/15/2024	50,000	50,770
3.70%, 10/17/2023	20,000	20,497
4.20%, 4/17/2028 (b)	25,000	25,951
4.55%, 4/17/2038	10,000	9,903
4.70%, 4/17/2048	320,000	319,427
Hershey Co.:
3.20%, 8/21/2025	25,000	25,532
3.38%, 5/15/2023	50,000	51,810
JM Smucker Co.:
3.38%, 12/15/2027 (b)	100,000	97,753
4.25%, 3/15/2035	50,000	47,933
Kellogg Co.:
4.30%, 5/15/2028	100,000	102,714
4.50%, 4/1/2046	100,000	94,577
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	100,000	99,783
3.00%, 6/1/2026	150,000	140,229
3.50%, 7/15/2022	50,000	50,506
3.95%, 7/15/2025	50,000	50,361
4.38%, 6/1/2046 (b)	50,000	43,263
5.00%, 7/15/2035 (b)	250,000	246,060
5.20%, 7/15/2045	200,000	192,708
6.88%, 1/26/2039	50,000	56,495
Kroger Co.:
2.65%, 10/15/2026 (b)	50,000	46,051
2.80%, 8/1/2022	200,000	198,688
3.70%, 8/1/2027 (b)	35,000	34,409
3.85%, 8/1/2023	75,000	77,273
4.45%, 2/1/2047	100,000	90,732
4.65%, 1/15/2048 (b)	100,000	93,085
McCormick & Co., Inc.:
2.70%, 8/15/2022	200,000	198,840
3.40%, 8/15/2027	250,000	245,497
Mondelez International, Inc.:
3.63%, 2/13/2026	50,000	50,712
4.00%, 2/1/2024	100,000	103,848
Sysco Corp.:

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 7/15/2027	$50,000	$49,091
3.30%, 7/15/2026	100,000	99,346
3.55%, 3/15/2025	50,000	50,974
3.75%, 10/1/2025	5,000	5,129
4.45%, 3/15/2048 (b)	50,000	50,740
4.85%, 10/1/2045	5,000	5,346
Tyson Foods, Inc.:
3.55%, 6/2/2027	150,000	147,301
4.50%, 6/15/2022	30,000	31,341
4.55%, 6/2/2047	285,000	269,225
		5,107,373
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	200,000	193,640
4.50%, 8/1/2024	50,000	51,518
Fibria Overseas Finance, Ltd. 5.50%, 1/17/2027 (b)	25,000	26,201
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	33,918
International Paper Co.:
3.00%, 2/15/2027 (b)	150,000	144,565
3.65%, 6/15/2024	25,000	25,693
4.35%, 8/15/2048	50,000	46,745
4.40%, 8/15/2047	50,000	46,768
5.00%, 9/15/2035	100,000	103,400
		672,448
GAS — 0.1%
Atmos Energy Corp.:
3.00%, 6/15/2027 (b)	150,000	148,549
4.15%, 1/15/2043	25,000	25,820
CenterPoint Energy Resources Corp. 3.55%, 4/1/2023	100,000	101,702
Dominion Energy Gas Holdings LLC:
2.80%, 11/15/2020	50,000	49,968
3.60%, 12/15/2024	50,000	50,792
4.80%, 11/1/2043	25,000	26,778
National Fuel Gas Co. 3.95%, 9/15/2027	50,000	47,974
NiSource, Inc.:
3.49%, 5/15/2027	50,000	49,792
3.65%, 6/15/2023	25,000	25,496
4.38%, 5/15/2047	150,000	151,606
4.80%, 2/15/2044	30,000	31,517
ONE Gas, Inc. 4.50%, 11/1/2048	90,000	99,054
Southern California Gas Co.:
3.15%, 9/15/2024	25,000	24,963
3.20%, 6/15/2025	50,000	50,012
3.75%, 9/15/2042	30,000	29,043
5.13%, 11/15/2040	25,000	28,560
Series VV, 4.30%, 1/15/2049	50,000	53,192
Security Description	Principal Amount	Value
Southern Co. Gas Capital Corp. 4.40%, 5/30/2047	$150,000	$150,394
Southwest Gas Corp. 3.70%, 4/1/2028	25,000	25,459
		1,170,671
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc. 4.63%, 6/15/2028	50,000	50,030
Stanley Black & Decker, Inc.:
3.40%, 3/1/2026	35,000	35,453
4.25%, 11/15/2028	100,000	107,577
		193,060
HEALTH CARE PRODUCTS — 0.4%
Abbott Laboratories:
2.90%, 11/30/2021	50,000	50,208
2.95%, 3/15/2025	75,000	74,738
3.40%, 11/30/2023	35,000	35,789
3.75%, 11/30/2026	85,000	88,383
4.75%, 11/30/2036	250,000	280,780
4.75%, 4/15/2043	25,000	27,603
4.90%, 11/30/2046	300,000	346,989
Baxter International, Inc. 3.50%, 8/15/2046	50,000	43,063
Becton Dickinson and Co.:
2.40%, 6/5/2020	20,000	19,877
2.89%, 6/6/2022	235,000	233,578
3.36%, 6/6/2024	50,000	50,018
3.70%, 6/6/2027	250,000	249,032
3.73%, 12/15/2024	50,000	50,768
4.67%, 6/6/2047	210,000	219,595
4.69%, 12/15/2044	25,000	25,741
Boston Scientific Corp.:
3.38%, 5/15/2022 (b)	50,000	50,692
3.45%, 3/1/2024 (b)	25,000	25,465
4.00%, 3/1/2028	150,000	154,389
4.00%, 3/1/2029 (b)	35,000	36,124
4.55%, 3/1/2039 (b)	50,000	52,239
4.70%, 3/1/2049	35,000	37,147
Covidien International Finance SA 3.20%, 6/15/2022	50,000	50,838
Danaher Corp. 2.40%, 9/15/2020	45,000	44,761
Medtronic, Inc.:
3.15%, 3/15/2022	150,000	152,421
3.50%, 3/15/2025	150,000	154,548
4.38%, 3/15/2035	75,000	81,843
4.63%, 3/15/2045	425,000	485,261
Stryker Corp.:
3.38%, 11/1/2025	25,000	25,448
3.50%, 3/15/2026	25,000	25,327
3.65%, 3/7/2028	50,000	51,256
4.63%, 3/15/2046	25,000	26,827

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Thermo Fisher Scientific, Inc.:
3.00%, 4/15/2023	$250,000	$250,082
3.30%, 2/15/2022	50,000	50,657
4.10%, 8/15/2047	350,000	346,741
4.15%, 2/1/2024	25,000	26,121
Zimmer Biomet Holdings, Inc.:
2.70%, 4/1/2020	250,000	249,397
3.55%, 4/1/2025	100,000	98,643
		4,272,389
HEALTH CARE SERVICES — 0.5%
Aetna, Inc.:
2.80%, 6/15/2023	200,000	196,512
3.88%, 8/15/2047	100,000	86,539
4.13%, 11/15/2042	25,000	22,380
Anthem, Inc.:
2.50%, 11/21/2020	15,000	14,923
2.95%, 12/1/2022	50,000	49,962
3.30%, 1/15/2023	50,000	50,534
3.35%, 12/1/2024	50,000	50,404
3.50%, 8/15/2024	25,000	25,329
3.65%, 12/1/2027	130,000	129,878
4.10%, 3/1/2028	100,000	102,953
4.38%, 12/1/2047	130,000	129,666
4.55%, 3/1/2048 (b)	50,000	51,228
4.65%, 1/15/2043	50,000	51,631
Ascension Health 3.95%, 11/15/2046	150,000	153,051
Cigna Corp.:
3.75%, 7/15/2023 (e)	330,000	338,039
4.38%, 10/15/2028 (e)	60,000	62,220
4.80%, 8/15/2038 (e)	60,000	61,724
4.90%, 12/15/2048 (e)	145,000	149,699
Cigna Holding Co. 3.05%, 10/15/2027	50,000	47,353
CommonSpirit Health 4.35%, 11/1/2042	25,000	23,725
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	51,080
HCA, Inc.:
4.50%, 2/15/2027 (b)	50,000	51,429
4.75%, 5/1/2023	55,000	57,697
5.00%, 3/15/2024	85,000	90,067
5.25%, 4/15/2025	60,000	64,406
5.25%, 6/15/2026	65,000	69,677
5.50%, 6/15/2047	65,000	69,103
5.88%, 3/15/2022	100,000	107,237
Humana, Inc.:
2.50%, 12/15/2020	25,000	24,805
2.90%, 12/15/2022	150,000	148,989
4.80%, 3/15/2047	100,000	105,478
4.95%, 10/1/2044	50,000	53,524
Kaiser Foundation Hospitals 3.50%, 4/1/2022	50,000	51,345
Security Description	Principal Amount	Value
Laboratory Corp. of America Holdings:
3.25%, 9/1/2024	$100,000	$98,873
4.70%, 2/1/2045	25,000	24,413
Memorial Sloan-Kettering Cancer Center 4.13%, 7/1/2052	25,000	25,888
Northwell Healthcare, Inc. 4.26%, 11/1/2047	50,000	50,386
Partners Healthcare System, Inc. Series 2017, 3.77%, 7/1/2048	100,000	96,465
Quest Diagnostics, Inc.:
4.20%, 6/30/2029	100,000	102,991
4.70%, 3/30/2045	25,000	24,890
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	20,000	20,500
UnitedHealth Group, Inc.:
1.95%, 10/15/2020	200,000	197,852
2.13%, 3/15/2021	150,000	148,653
2.38%, 10/15/2022	100,000	99,023
2.70%, 7/15/2020	105,000	105,178
2.88%, 3/15/2022 (b)	25,000	25,140
3.10%, 3/15/2026	50,000	49,937
3.38%, 4/15/2027	100,000	101,279
3.50%, 2/15/2024 (b)	10,000	10,291
3.70%, 12/15/2025	10,000	10,391
3.75%, 7/15/2025	5,000	5,215
3.75%, 10/15/2047	50,000	48,610
3.88%, 12/15/2028 (b)	15,000	15,701
4.25%, 4/15/2047	100,000	104,662
4.45%, 12/15/2048	10,000	10,843
4.63%, 7/15/2035	200,000	223,870
4.75%, 7/15/2045	230,000	259,037
6.88%, 2/15/2038	25,000	34,564
		4,637,239
HOME BUILDERS — 0.0% (a)
DR Horton, Inc. 2.55%, 12/1/2020	25,000	24,817
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc. 4.40%, 3/15/2029	100,000	101,138
Whirlpool Corp.:
4.50%, 6/1/2046	25,000	22,227
4.75%, 2/26/2029	60,000	61,585
		184,950
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Clorox Co.:
3.10%, 10/1/2027	50,000	49,263
3.90%, 5/15/2028 (b)	50,000	52,253
Kimberly-Clark Corp.:
2.75%, 2/15/2026	25,000	24,553

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 5/4/2047	$50,000	$51,094
3.95%, 11/1/2028	55,000	58,743
		235,906
HOUSEWARES — 0.0% (a)
Newell Brands, Inc.:
3.85%, 4/1/2023	50,000	49,428
4.20%, 4/1/2026 (b)	50,000	47,691
5.38%, 4/1/2036	116,000	105,693
		202,812
INSURANCE — 0.8%
Aflac, Inc.:
3.63%, 6/15/2023	50,000	51,931
4.75%, 1/15/2049	75,000	82,714
Alleghany Corp. 4.90%, 9/15/2044	50,000	51,071
Allstate Corp.:
4.20%, 12/15/2046	50,000	51,633
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	25,000	25,387
American Financial Group, Inc.:
3.50%, 8/15/2026	15,000	14,559
4.50%, 6/15/2047	100,000	93,805
American International Group, Inc.:
3.30%, 3/1/2021	300,000	301,905
3.88%, 1/15/2035	200,000	183,098
3.90%, 4/1/2026	30,000	30,134
4.25%, 3/15/2029	100,000	101,499
4.50%, 7/16/2044	50,000	47,866
4.88%, 6/1/2022 (b)	50,000	52,810
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (c)	100,000	97,204
Aon PLC:
3.50%, 6/14/2024	50,000	50,694
3.88%, 12/15/2025	150,000	154,765
Assurant, Inc.:
4.20%, 9/27/2023	100,000	101,777
4.90%, 3/27/2028	50,000	51,415
Athene Holding, Ltd. 4.13%, 1/12/2028	100,000	95,990
AXA Equitable Holdings, Inc.:
3.90%, 4/20/2023	150,000	153,471
4.35%, 4/20/2028	150,000	151,941
5.00%, 4/20/2048	100,000	97,774
Berkshire Hathaway Finance Corp.:
4.20%, 8/15/2048	100,000	104,099
4.25%, 1/15/2049	425,000	445,353
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021	155,000	154,253
2.75%, 3/15/2023	50,000	50,305
3.00%, 2/11/2023	25,000	25,432
3.13%, 3/15/2026	55,000	55,536
Security Description	Principal Amount	Value
4.50%, 2/11/2043	$180,000	$195,835
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	150,000	135,744
4.70%, 6/22/2047	150,000	119,964
Brown & Brown, Inc. 4.50%, 3/15/2029	50,000	50,651
Chubb INA Holdings, Inc.:
2.30%, 11/3/2020	200,000	198,924
2.88%, 11/3/2022	50,000	50,381
3.35%, 5/3/2026	250,000	254,300
4.15%, 3/13/2043 (b)	25,000	26,330
4.35%, 11/3/2045	125,000	135,904
CNA Financial Corp.:
3.45%, 8/15/2027 (b)	100,000	97,298
4.50%, 3/1/2026	25,000	26,025
Fairfax Financial Holdings, Ltd. 4.85%, 4/17/2028	100,000	99,712
Fidelity National Financial, Inc. 4.50%, 8/15/2028 (e)	50,000	50,533
First American Financial Corp. 4.60%, 11/15/2024	25,000	25,904
Hartford Financial Services Group, Inc.:
4.40%, 3/15/2048	100,000	100,868
5.13%, 4/15/2022	25,000	26,694
Lincoln National Corp.:
3.80%, 3/1/2028 (b)	35,000	35,463
4.00%, 9/1/2023	15,000	15,663
4.35%, 3/1/2048	50,000	49,535
6.30%, 10/9/2037	50,000	60,943
Loews Corp. 3.75%, 4/1/2026	50,000	51,580
Manulife Financial Corp. USD 5 Year Swap Rate + 1.65%, 4.06%, 2/24/2032 (c)	50,000	48,614
Markel Corp. 3.50%, 11/1/2027 (b)	50,000	47,633
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	30,000	29,959
3.30%, 3/14/2023	150,000	152,010
3.75%, 3/14/2026 (b)	25,000	25,632
3.88%, 3/15/2024	250,000	259,362
4.38%, 3/15/2029 (b)	250,000	264,652
Mercury General Corp. 4.40%, 3/15/2027	50,000	49,443
MetLife, Inc.:
3.60%, 4/10/2024	300,000	309,909
4.05%, 3/1/2045	150,000	149,488
4.88%, 11/13/2043	200,000	222,980
6.40%, 12/15/2066	100,000	107,288
Series D, 4.37%, 9/15/2023	50,000	53,327
Principal Financial Group, Inc. 3 Month USD LIBOR + 3.04%, 4.70%, 5/15/2055 (c)	75,000	73,679
Progressive Corp.:
3.75%, 8/23/2021	50,000	50,700

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 3/1/2029 (b)	$50,000	$53,327
4.20%, 3/15/2048	100,000	104,574
Prudential Financial, Inc.:
3.94%, 12/7/2049	100,000	96,833
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	200,000	202,128
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	80,000	83,454
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (b) (c)	170,000	163,322
Series MTN, 3.50%, 5/15/2024 (b)	50,000	51,706
Series MTN, 4.60%, 5/15/2044	75,000	80,047
Series MTN, 6.63%, 6/21/2040	25,000	32,425
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	30,000	29,602
Torchmark Corp. 4.55%, 9/15/2028	25,000	26,380
Travelers Cos., Inc.:
3.75%, 5/15/2046	10,000	9,755
4.00%, 5/30/2047	80,000	81,530
4.05%, 3/7/2048	100,000	102,486
4.10%, 3/4/2049	100,000	103,616
Series MTN, 6.25%, 6/15/2037	25,000	32,853
Trinity Acquisition PLC 4.40%, 3/15/2026	26,000	26,960
Voya Financial, Inc. 3.65%, 6/15/2026	50,000	49,586
Willis North America, Inc.:
3.60%, 5/15/2024	50,000	50,278
4.50%, 9/15/2028	50,000	51,944
XLIT, Ltd. 5.50%, 3/31/2045	125,000	137,834
		8,101,988
INTERNET — 0.3%
Alibaba Group Holding, Ltd.:
3.13%, 11/28/2021	25,000	25,144
3.40%, 12/6/2027 (b)	200,000	196,550
3.60%, 11/28/2024 (b)	75,000	76,767
4.20%, 12/6/2047 (b)	60,000	58,962
4.40%, 12/6/2057 (b)	250,000	249,155
Alphabet, Inc.:
2.00%, 8/15/2026 (b)	250,000	236,002
3.63%, 5/19/2021 (b)	50,000	51,270
Amazon.com, Inc.:
1.90%, 8/21/2020	165,000	163,639
2.40%, 2/22/2023	200,000	197,986
2.50%, 11/29/2022	25,000	24,951
2.80%, 8/22/2024	100,000	100,193
3.15%, 8/22/2027	100,000	100,622
Security Description	Principal Amount	Value
3.80%, 12/5/2024	$30,000	$31,627
3.88%, 8/22/2037	125,000	130,066
4.05%, 8/22/2047	125,000	132,165
4.25%, 8/22/2057	385,000	413,182
4.95%, 12/5/2044	125,000	149,141
5.20%, 12/3/2025	50,000	56,811
Baidu, Inc. 2.88%, 7/6/2022	250,000	246,672
Booking Holdings, Inc. 3.60%, 6/1/2026	250,000	253,850
eBay, Inc.:
2.75%, 1/30/2023	150,000	148,142
3.45%, 8/1/2024	25,000	25,058
3.80%, 3/9/2022	50,000	51,065
Expedia Group, Inc. 3.80%, 2/15/2028	50,000	48,196
		3,167,216
INVESTMENT COMPANY SECURITY — 0.0% (a)
Ares Capital Corp.:
3.50%, 2/10/2023	50,000	48,389
4.25%, 3/1/2025	50,000	48,737
Prospect Capital Corp. 5.88%, 3/15/2023	25,000	25,806
		122,932
IRON/STEEL — 0.1%
ArcelorMittal:
4.55%, 3/11/2026 (b)	50,000	51,268
5.25%, 8/5/2020	40,000	41,111
5.50%, 3/1/2021 (b)	30,000	31,356
6.13%, 6/1/2025 (b)	20,000	22,131
6.25%, 2/25/2022 (b)	30,000	32,366
7.00%, 10/15/2039 (b)	31,000	35,301
Nucor Corp.:
4.00%, 8/1/2023	25,000	26,094
5.20%, 8/1/2043	50,000	56,715
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (b)	8,000	8,146
6.25%, 8/10/2026 (b)	150,000	163,774
6.88%, 11/10/2039	300,000	343,761
8.25%, 1/17/2034	25,000	31,589
		843,612
LEISURE TIME — 0.0% (a)
Royal Caribbean Cruises, Ltd. 3.70%, 3/15/2028	150,000	144,408
LODGING — 0.1%
Hyatt Hotels Corp. 4.38%, 9/15/2028	50,000	51,007
Marriott International, Inc.:
2.30%, 1/15/2022 (b)	150,000	147,409
2.88%, 3/1/2021	50,000	49,893
3.75%, 3/15/2025	25,000	25,239

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Sands China, Ltd. 5.13%, 8/8/2025	$250,000	$261,810
		535,358
MACHINERY, CONSTRUCTION & MINING — 0.1%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	50,000	50,347
3.80%, 4/3/2028	100,000	104,988
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	150,000	147,088
Series GMTN, 1.85%, 9/4/2020	150,000	148,449
Series MTN, 2.40%, 6/6/2022	150,000	148,849
Series MTN, 2.95%, 2/26/2022	150,000	151,350
Series MTN, 3.75%, 11/24/2023	25,000	26,081
Caterpillar, Inc.:
3.80%, 8/15/2042 (b)	125,000	126,945
4.75%, 5/15/2064	25,000	28,061
		932,158
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
3.88%, 10/15/2021	10,000	10,129
4.20%, 1/15/2024	100,000	102,569
4.38%, 11/6/2020 (b)	15,000	15,262
4.38%, 4/5/2022	15,000	15,420
4.88%, 4/1/2021	15,000	15,428
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	15,000	14,361
Deere & Co.:
2.60%, 6/8/2022	25,000	25,028
3.90%, 6/9/2042	225,000	236,095
John Deere Capital Corp.:
3.65%, 10/12/2023	100,000	103,742
Series GMTN, 3.45%, 6/7/2023	25,000	25,679
Series MTN, 2.15%, 9/8/2022	150,000	147,409
Series MTN, 2.38%, 7/14/2020 (b)	25,000	24,948
Series MTN, 2.80%, 3/6/2023	150,000	150,633
Series MTN, 3.40%, 9/11/2025	25,000	25,823
Series MTN, 3.45%, 3/13/2025	100,000	103,054
Nvent Finance Sarl 4.55%, 4/15/2028	50,000	50,299
Rockwell Automation, Inc.:
3.50%, 3/1/2029	85,000	87,412
4.20%, 3/1/2049	250,000	263,842
Roper Technologies, Inc.:
Security Description	Principal Amount	Value
2.80%, 12/15/2021 (b)	$50,000	$49,752
3.80%, 12/15/2026	30,000	30,282
4.20%, 9/15/2028	65,000	67,470
Wabtec Corp.:
4.40%, 3/15/2024	50,000	50,858
4.95%, 9/15/2028	50,000	50,596
		1,666,091
MEDIA — 0.9%
CBS Corp.:
2.50%, 2/15/2023	50,000	48,750
2.90%, 1/15/2027	125,000	116,651
3.70%, 6/1/2028	50,000	48,744
4.20%, 6/1/2029	200,000	201,746
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	65,000	65,475
4.20%, 3/15/2028	250,000	248,562
4.46%, 7/23/2022	150,000	155,223
4.91%, 7/23/2025	50,000	52,769
5.05%, 3/30/2029	100,000	105,384
5.38%, 5/1/2047	150,000	149,454
6.48%, 10/23/2045	185,000	207,527
4.50%, 2/1/2024	100,000	103,987
Comcast Corp.:
2.75%, 3/1/2023	175,000	174,659
3.00%, 2/1/2024	350,000	350,728
3.15%, 3/1/2026	225,000	224,037
3.15%, 2/15/2028 (b)	200,000	196,230
3.20%, 7/15/2036	250,000	226,715
3.30%, 10/1/2020	50,000	50,475
3.30%, 2/1/2027	150,000	149,679
3.40%, 7/15/2046	100,000	88,518
3.45%, 10/1/2021	140,000	142,765
3.60%, 3/1/2024	25,000	25,715
3.70%, 4/15/2024	55,000	56,814
3.90%, 3/1/2038	150,000	147,429
3.95%, 10/15/2025	350,000	365,781
3.97%, 11/1/2047	250,000	241,755
4.00%, 11/1/2049	69,000	67,158
4.05%, 11/1/2052	150,000	145,216
4.15%, 10/15/2028	95,000	100,019
4.20%, 8/15/2034	100,000	103,823
4.25%, 10/15/2030	50,000	53,088
4.25%, 1/15/2033	50,000	52,773
4.60%, 10/15/2038	55,000	58,970
4.65%, 7/15/2042	75,000	80,200
4.70%, 10/15/2048	305,000	331,105
4.95%, 10/15/2058 (b)	105,000	115,839
Discovery Communications LLC:
3.25%, 4/1/2023	25,000	24,877
3.80%, 3/13/2024	100,000	101,205
3.95%, 3/20/2028 (b)	30,000	29,170

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.95%, 5/15/2042	$50,000	$46,923
5.00%, 9/20/2037	170,000	165,048
5.20%, 9/20/2047	280,000	272,255
Fox Corp.:
3.67%, 1/25/2022 (b) (e)	15,000	15,305
4.03%, 1/25/2024 (e)	25,000	25,935
4.71%, 1/25/2029 (e)	40,000	42,780
5.48%, 1/25/2039 (e)	25,000	27,649
5.58%, 1/25/2049 (e)	25,000	28,218
Grupo Televisa SAB:
5.00%, 5/13/2045 (b)	50,000	48,895
6.13%, 1/31/2046 (b)	100,000	113,837
NBCUniversal Media LLC 5.15%, 4/30/2020	50,000	51,258
Thomson Reuters Corp. 3.35%, 5/15/2026	50,000	47,817
Time Warner Cable LLC:
4.00%, 9/1/2021	25,000	25,404
4.50%, 9/15/2042	100,000	87,694
5.50%, 9/1/2041	175,000	171,993
5.88%, 11/15/2040	50,000	51,820
6.75%, 6/15/2039 (b)	50,000	55,448
TWDC Enterprises 18 Corp.:
2.30%, 2/12/2021	200,000	199,100
3.00%, 2/13/2026	50,000	50,254
Series GMTN, 3.15%, 9/17/2025	25,000	25,517
Series MTN, 1.80%, 6/5/2020 (b)	250,000	247,682
Series MTN, 3.00%, 7/30/2046	75,000	66,126
Viacom, Inc.:
4.25%, 9/1/2023	100,000	103,925
4.38%, 3/15/2043	25,000	22,483
5.85%, 9/1/2043	200,000	217,634
Walt Disney Co.:
3.38%, 11/15/2026 (e)	100,000	102,077
3.70%, 10/15/2025 (e)	100,000	103,903
4.00%, 10/1/2023 (e)	100,000	104,473
5.40%, 10/1/2043 (e)	75,000	93,367
6.15%, 2/15/2041 (e)	350,000	467,376
Warner Media LLC:
2.95%, 7/15/2026	200,000	189,400
3.55%, 6/1/2024	25,000	25,222
3.60%, 7/15/2025	300,000	299,403
3.80%, 2/15/2027	150,000	149,187
4.65%, 6/1/2044	25,000	24,178
4.85%, 7/15/2045	50,000	50,287
6.50%, 11/15/2036	50,000	58,685
		9,087,573
METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp. 2.50%, 1/15/2023	75,000	74,686
Security Description	Principal Amount	Value
Timken Co. 4.50%, 12/15/2028	$20,000	$20,026
		94,712
MINING — 0.1%
Barrick Gold Corp. 5.25%, 4/1/2042	25,000	27,128
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	125,000	130,900
5.00%, 9/30/2043	50,000	58,759
Goldcorp, Inc. 3.70%, 3/15/2023	50,000	50,778
Newmont Mining Corp.:
3.50%, 3/15/2022	25,000	25,328
4.88%, 3/15/2042	50,000	52,370
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042 (b)	25,000	26,192
4.75%, 3/22/2042	150,000	169,437
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	250,000	262,367
Southern Copper Corp. 5.88%, 4/23/2045	357,000	401,072
		1,204,331
MISCELLANEOUS MANUFACTURER — 0.2%
3M Co.:
2.88%, 10/15/2027	225,000	223,191
Series MTN, 2.00%, 8/7/2020 (b)	100,000	99,287
Series MTN, 3.38%, 3/1/2029	50,000	51,466
Series MTN, 3.63%, 10/15/2047	25,000	24,633
Series MTN, 4.00%, 9/14/2048	30,000	31,369
Eaton Corp.:
3.10%, 9/15/2027	100,000	98,339
4.15%, 11/2/2042	25,000	25,106
General Electric Co.:
2.70%, 10/9/2022	500,000	491,055
4.13%, 10/9/2042	225,000	195,768
4.50%, 3/11/2044	250,000	228,942
5.30%, 2/11/2021	25,000	25,879
Series GMTN, 3.45%, 5/15/2024	50,000	49,746
Series MTN, 4.65%, 10/17/2021	50,000	51,755
Series MTN, 5.88%, 1/14/2038	50,000	53,652
Illinois Tool Works, Inc. 3.90%, 9/1/2042	325,000	339,391
Ingersoll-Rand Global Holding Co., Ltd. 5.75%, 6/15/2043	25,000	29,755
Ingersoll-Rand Luxembourg Finance SA 3.80%, 3/21/2029	100,000	101,497

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Parker-Hannifin Corp. Series MTN, 3.30%, 11/21/2024	$50,000	$50,847
Textron, Inc. 4.00%, 3/15/2026	50,000	50,710
		2,222,388
OIL & GAS — 1.5%
Anadarko Petroleum Corp.:
6.20%, 3/15/2040	25,000	28,165
6.60%, 3/15/2046	300,000	363,948
Apache Corp.:
4.75%, 4/15/2043	275,000	258,613
6.00%, 1/15/2037	28,000	30,562
BP Capital Markets America, Inc.:
2.52%, 9/19/2022	250,000	247,577
3.02%, 1/16/2027	200,000	196,312
3.22%, 4/14/2024	200,000	202,522
3.59%, 4/14/2027	250,000	254,317
3.94%, 9/21/2028	100,000	104,779
BP Capital Markets PLC:
3.06%, 3/17/2022	200,000	202,018
3.81%, 2/10/2024	150,000	155,928
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023 (b)	250,000	248,162
3.45%, 11/15/2021	25,000	25,281
3.85%, 6/1/2027 (b)	50,000	50,100
3.90%, 2/1/2025	25,000	25,504
Series GMTN, 4.95%, 6/1/2047 (b)	100,000	108,567
Cenovus Energy, Inc.:
3.00%, 8/15/2022	20,000	19,581
4.25%, 4/15/2027 (b)	50,000	49,251
4.45%, 9/15/2042	45,000	39,771
5.25%, 6/15/2037	100,000	99,084
5.40%, 6/15/2047	50,000	49,800
Chevron Corp.:
2.10%, 5/16/2021	250,000	248,182
2.42%, 11/17/2020	75,000	74,845
2.90%, 3/3/2024 (b)	150,000	151,764
2.95%, 5/16/2026	50,000	50,336
3.19%, 6/24/2023	25,000	25,575
Cimarex Energy Co. 3.90%, 5/15/2027	250,000	248,992
CNOOC Finance 2015 Australia Pty, Ltd. 2.63%, 5/5/2020	50,000	49,831
CNOOC Finance 2015 USA LLC 3.50%, 5/5/2025	300,000	303,513
CNOOC Nexen Finance 2014 ULC 4.88%, 4/30/2044	100,000	112,723
Concho Resources, Inc. 3.75%, 10/1/2027	300,000	297,666
Security Description	Principal Amount	Value
ConocoPhillips Co.:
4.95%, 3/15/2026	$200,000	$222,778
5.95%, 3/15/2046	200,000	264,754
6.50%, 2/1/2039	75,000	100,988
ConocoPhillips Holding Co. 6.95%, 4/15/2029	50,000	64,699
Continental Resources, Inc.:
3.80%, 6/1/2024	40,000	40,300
4.38%, 1/15/2028	40,000	41,127
4.50%, 4/15/2023 (b)	60,000	62,156
4.90%, 6/1/2044 (b)	30,000	30,548
5.00%, 9/15/2022	64,000	64,532
Devon Energy Corp.:
3.25%, 5/15/2022	50,000	50,418
5.00%, 6/15/2045 (b)	25,000	26,127
5.85%, 12/15/2025	50,000	56,727
Ecopetrol SA:
4.13%, 1/16/2025	100,000	101,458
5.88%, 5/28/2045	225,000	233,230
7.38%, 9/18/2043	50,000	60,122
Encana Corp. 3.90%, 11/15/2021	25,000	25,506
EOG Resources, Inc.:
2.63%, 3/15/2023	100,000	99,274
3.90%, 4/1/2035	25,000	25,448
EQT Corp.:
2.50%, 10/1/2020	250,000	246,940
3.00%, 10/1/2022	100,000	98,127
3.90%, 10/1/2027	100,000	93,405
Equinor ASA:
2.65%, 1/15/2024	75,000	74,803
3.63%, 9/10/2028	50,000	51,984
3.70%, 3/1/2024	300,000	313,170
3.95%, 5/15/2043 (b)	50,000	51,073
4.80%, 11/8/2043	30,000	34,743
Exxon Mobil Corp.:
2.22%, 3/1/2021	200,000	199,018
2.73%, 3/1/2023	150,000	151,098
3.04%, 3/1/2026	250,000	253,682
4.11%, 3/1/2046 (b)	125,000	135,166
Hess Corp.:
5.60%, 2/15/2041	75,000	75,940
5.80%, 4/1/2047	250,000	260,137
Husky Energy, Inc. 4.40%, 4/15/2029 (b)	100,000	101,444
Marathon Oil Corp.:
2.80%, 11/1/2022	25,000	24,699
4.40%, 7/15/2027	50,000	51,422
5.20%, 6/1/2045	50,000	53,793
Marathon Petroleum Corp.:
3.63%, 9/15/2024	50,000	50,430
3.80%, 4/1/2028 (e)	30,000	29,659
4.50%, 4/1/2048 (e)	25,000	23,854
5.13%, 12/15/2026 (e)	150,000	160,859

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Newfield Exploration Co. 5.63%, 7/1/2024	$250,000	$272,850
Nexen, Inc. 5.88%, 3/10/2035	100,000	120,208
Noble Energy, Inc.:
4.95%, 8/15/2047	250,000	248,275
5.25%, 11/15/2043	50,000	50,970
Occidental Petroleum Corp.:
2.60%, 4/15/2022	100,000	100,076
4.20%, 3/15/2048	150,000	157,158
4.40%, 4/15/2046	125,000	132,234
Series 1, 4.10%, 2/1/2021	25,000	25,584
Petro-Canada 5.35%, 7/15/2033	25,000	28,143
Petroleos Mexicanos:
2.46%, 12/15/2025	17,500	17,037
3.50%, 7/23/2020 (b)	225,000	224,624
3.50%, 1/30/2023	25,000	23,872
4.25%, 1/15/2025	25,000	23,517
4.50%, 1/23/2026 (b)	75,000	69,847
4.63%, 9/21/2023	75,000	73,878
5.38%, 3/13/2022	50,000	51,020
6.35%, 2/12/2048	150,000	132,227
6.38%, 2/4/2021	250,000	258,697
6.38%, 1/23/2045	250,000	221,010
6.50%, 3/13/2027	250,000	251,052
6.50%, 1/23/2029 (b)	75,000	74,087
6.75%, 9/21/2047	598,000	548,539
6.88%, 8/4/2026	250,000	259,682
Phillips 66:
3.90%, 3/15/2028 (b)	50,000	50,952
4.30%, 4/1/2022	35,000	36,510
4.88%, 11/15/2044	95,000	104,046
Pioneer Natural Resources Co. 4.45%, 1/15/2026	50,000	52,474
Shell International Finance B.V.:
1.88%, 5/10/2021	250,000	246,722
2.13%, 5/11/2020	100,000	99,420
2.25%, 11/10/2020	200,000	199,184
2.50%, 9/12/2026	150,000	144,906
3.25%, 5/11/2025	100,000	101,853
4.00%, 5/10/2046 (b)	300,000	312,015
4.13%, 5/11/2035	75,000	79,785
4.38%, 5/11/2045	250,000	273,000
5.50%, 3/25/2040	25,000	30,867
Suncor Energy, Inc.:
3.60%, 12/1/2024	25,000	25,591
4.00%, 11/15/2047	70,000	68,901
6.50%, 6/15/2038	50,000	63,065
Total Capital International SA:
3.46%, 2/19/2029 (b)	50,000	51,127
3.75%, 4/10/2024	375,000	390,701
Total Capital SA 3.88%, 10/11/2028 (b)	25,000	26,500
Valero Energy Corp.:
3.40%, 9/15/2026	50,000	48,978
Security Description	Principal Amount	Value
6.63%, 6/15/2037	$250,000	$307,897
		14,507,988
OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC 3.20%, 8/15/2021	8,000	8,064
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	100,000	99,315
3.34%, 12/15/2027	50,000	48,573
4.08%, 12/15/2047	150,000	137,579
Halliburton Co.:
3.80%, 11/15/2025	350,000	357,675
4.85%, 11/15/2035	150,000	157,240
5.00%, 11/15/2045	35,000	37,239
7.45%, 9/15/2039	25,000	33,524
National Oilwell Varco, Inc. 2.60%, 12/1/2022 (b)	75,000	73,588
		952,797
PACKAGING & CONTAINERS — 0.0% (a)
Bemis Co., Inc. 3.10%, 9/15/2026	50,000	47,132
Packaging Corp. of America:
2.45%, 12/15/2020	35,000	34,749
3.40%, 12/15/2027	35,000	34,011
WRKCo, Inc.:
3.38%, 9/15/2027	100,000	96,275
3.75%, 3/15/2025	100,000	100,464
		312,631
PHARMACEUTICALS — 1.5%
AbbVie, Inc.:
2.30%, 5/14/2021	325,000	321,191
2.90%, 11/6/2022	25,000	24,954
3.20%, 5/14/2026 (b)	200,000	194,158
3.38%, 11/14/2021	270,000	273,448
3.75%, 11/14/2023	235,000	241,079
4.25%, 11/14/2028	35,000	35,722
4.30%, 5/14/2036	50,000	47,483
4.40%, 11/6/2042	50,000	46,173
4.45%, 5/14/2046	150,000	139,107
4.50%, 5/14/2035	50,000	48,888
4.88%, 11/14/2048	25,000	24,557
Allergan Funding SCS:
3.45%, 3/15/2022	200,000	201,806
3.80%, 3/15/2025	75,000	75,949
3.85%, 6/15/2024	50,000	50,647
4.55%, 3/15/2035	350,000	340,903
4.75%, 3/15/2045	75,000	74,516
AmerisourceBergen Corp. 3.45%, 12/15/2027	50,000	48,913
AstraZeneca PLC:

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.38%, 6/12/2022 (b)	$400,000	$394,648
3.38%, 11/16/2025	35,000	35,287
3.50%, 8/17/2023 (b)	50,000	51,021
4.00%, 1/17/2029	35,000	36,481
4.00%, 9/18/2042	25,000	24,147
4.38%, 8/17/2048	40,000	41,380
6.45%, 9/15/2037	25,000	31,597
Bristol-Myers Squibb Co.:
3.25%, 2/27/2027 (b)	250,000	249,805
3.25%, 8/1/2042	50,000	42,650
Cardinal Health, Inc.:
3.08%, 6/15/2024 (b)	250,000	244,295
3.41%, 6/15/2027	300,000	282,954
4.90%, 9/15/2045	25,000	23,404
Cigna Corp. 3.40%, 9/17/2021 (e)	290,000	293,022
CVS Health Corp.:
2.13%, 6/1/2021	100,000	98,332
2.80%, 7/20/2020	20,000	19,976
2.88%, 6/1/2026 (b)	210,000	198,408
3.35%, 3/9/2021	595,000	599,808
3.38%, 8/12/2024	25,000	24,812
3.50%, 7/20/2022	200,000	202,512
3.70%, 3/9/2023	485,000	492,896
3.88%, 7/20/2025 (b)	20,000	20,249
4.00%, 12/5/2023 (b)	25,000	25,679
4.10%, 3/25/2025	250,000	256,612
4.30%, 3/25/2028	610,000	618,570
4.78%, 3/25/2038 (b)	175,000	173,248
4.88%, 7/20/2035	45,000	45,143
5.05%, 3/25/2048	540,000	543,829
5.13%, 7/20/2045	185,000	187,836
Eli Lilly & Co.:
2.35%, 5/15/2022 (b)	300,000	298,146
3.10%, 5/15/2027	24,000	24,147
3.95%, 5/15/2047 (b)	250,000	258,407
5.55%, 3/15/2037	25,000	30,447
Express Scripts Holding Co.:
3.00%, 7/15/2023	150,000	149,037
3.30%, 2/25/2021	25,000	25,224
4.50%, 2/25/2026	75,000	78,487
4.80%, 7/15/2046	150,000	152,341
6.13%, 11/15/2041	25,000	29,591
GlaxoSmithKline Capital PLC:
2.88%, 6/1/2022	100,000	100,522
3.00%, 6/1/2024	70,000	70,428
3.13%, 5/14/2021 (b)	70,000	70,741
3.38%, 6/1/2029	85,000	85,922
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023 (b)	25,000	25,089
3.38%, 5/15/2023 (b)	100,000	102,371
3.63%, 5/15/2025	55,000	56,873
3.88%, 5/15/2028	100,000	104,807
4.20%, 3/18/2043	25,000	26,450
6.38%, 5/15/2038	50,000	66,025
Security Description	Principal Amount	Value
Johnson & Johnson:
2.45%, 3/1/2026	$30,000	$29,332
2.90%, 1/15/2028 (b)	250,000	248,620
3.38%, 12/5/2023	25,000	26,023
3.40%, 1/15/2038	100,000	98,323
3.55%, 3/1/2036	150,000	150,553
3.63%, 3/3/2037	200,000	202,560
3.70%, 3/1/2046	50,000	50,727
3.75%, 3/3/2047	100,000	102,223
4.50%, 12/5/2043	50,000	56,597
McKesson Corp.:
2.85%, 3/15/2023	25,000	24,684
3.65%, 11/30/2020	100,000	101,137
3.95%, 2/16/2028 (b)	60,000	60,044
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	25,000	27,229
Merck & Co., Inc.:
2.35%, 2/10/2022	50,000	49,899
2.40%, 9/15/2022	25,000	24,911
2.75%, 2/10/2025 (b)	325,000	325,458
2.90%, 3/7/2024 (b)	45,000	45,635
3.40%, 3/7/2029	100,000	102,788
3.60%, 9/15/2042	25,000	24,444
3.70%, 2/10/2045	50,000	49,619
3.90%, 3/7/2039	100,000	103,050
4.00%, 3/7/2049	65,000	67,645
Mylan NV:
3.15%, 6/15/2021	380,000	378,833
5.25%, 6/15/2046	250,000	226,587
Novartis Capital Corp.:
2.40%, 5/17/2022	300,000	298,884
3.00%, 11/20/2025	25,000	25,363
3.10%, 5/17/2027	30,000	30,265
3.40%, 5/6/2024	25,000	25,873
4.00%, 11/20/2045	50,000	52,032
Perrigo Finance Unlimited Co. 4.38%, 3/15/2026 (b)	50,000	48,666
Pfizer, Inc.:
2.20%, 12/15/2021 (b)	200,000	198,532
2.95%, 3/15/2024	100,000	101,361
3.00%, 9/15/2021	40,000	40,549
3.00%, 12/15/2026	150,000	150,268
3.20%, 9/15/2023	50,000	51,184
3.40%, 5/15/2024	25,000	25,907
3.45%, 3/15/2029	100,000	102,763
3.60%, 9/15/2028 (b)	100,000	104,103
3.90%, 3/15/2039	25,000	25,681
4.00%, 12/15/2036	150,000	155,604
4.00%, 3/15/2049	100,000	103,591
4.10%, 9/15/2038	200,000	210,016
4.20%, 9/15/2048 (b)	35,000	37,322
7.20%, 3/15/2039	75,000	108,655
Sanofi:
3.63%, 6/19/2028 (b)	100,000	103,702
4.00%, 3/29/2021	25,000	25,671

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Shire Acquisitions Investments Ireland DAC:
2.40%, 9/23/2021	$300,000	$296,226
2.88%, 9/23/2023	100,000	98,686
3.20%, 9/23/2026	30,000	29,010
Takeda Pharmaceutical Co., Ltd.:
4.40%, 11/26/2023 (e)	100,000	104,934
5.00%, 11/26/2028 (b) (e)	100,000	108,488
Wyeth LLC 6.00%, 2/15/2036	25,000	31,546
Zoetis, Inc.:
3.00%, 9/12/2027	50,000	48,037
3.90%, 8/20/2028	50,000	51,219
4.45%, 8/20/2048	25,000	25,768
4.70%, 2/1/2043	25,000	26,623
		14,626,600
PIPELINES — 1.0%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp.:
3.50%, 12/1/2022	75,000	75,817
5.20%, 12/1/2047	100,000	99,927
Buckeye Partners L.P.:
4.13%, 12/1/2027	50,000	47,583
4.88%, 2/1/2021	25,000	25,587
Columbia Pipeline Group, Inc. 3.30%, 6/1/2020	150,000	150,598
Enable Midstream Partners L.P.:
4.40%, 3/15/2027	50,000	48,792
4.95%, 5/15/2028	30,000	30,389
Enbridge Energy Partners L.P. 4.20%, 9/15/2021	25,000	25,640
Enbridge, Inc.:
2.90%, 7/15/2022	50,000	49,794
3.70%, 7/15/2027 (b)	50,000	49,987
4.25%, 12/1/2026	50,000	52,060
Energy Transfer Operating L.P.:
4.20%, 4/15/2027	50,000	50,117
4.50%, 4/15/2024 (b)	20,000	20,913
4.75%, 1/15/2026	225,000	234,909
5.15%, 2/1/2043	25,000	23,885
5.15%, 3/15/2045	225,000	216,218
5.20%, 2/1/2022	100,000	105,063
5.25%, 4/15/2029	275,000	294,712
5.30%, 4/15/2047	250,000	246,115
5.88%, 1/15/2024	250,000	273,350
6.25%, 4/15/2049 (b)	275,000	307,840
Enterprise Products Operating LLC:
2.85%, 4/15/2021 (b)	75,000	75,052
3.50%, 2/1/2022	25,000	25,472
3.75%, 2/15/2025	75,000	77,418
3.95%, 2/15/2027 (b)	200,000	206,658
4.15%, 10/16/2028 (b)	25,000	26,263
4.80%, 2/1/2049	25,000	26,569
4.85%, 3/15/2044	50,000	53,101
Security Description	Principal Amount	Value
4.90%, 5/15/2046	$50,000	$53,647
5.10%, 2/15/2045	200,000	218,910
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (c)	250,000	229,805
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	150,000	138,529
EQM Midstream Partners L.P. Series 30Y, 6.50%, 7/15/2048	25,000	25,211
EQT Midstream Partners L.P.:
Series 10Y, 5.50%, 7/15/2028	15,000	15,155
Series 5Y, 4.75%, 7/15/2023	250,000	254,910
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	275,000	277,527
5.40%, 9/1/2044	25,000	26,489
Kinder Morgan, Inc.:
3.15%, 1/15/2023 (b)	200,000	200,406
4.30%, 6/1/2025	300,000	313,065
5.05%, 2/15/2046	50,000	51,194
5.30%, 12/1/2034	200,000	217,112
5.55%, 6/1/2045	150,000	163,788
Magellan Midstream Partners L.P.:
4.20%, 10/3/2047	50,000	48,360
4.85%, 2/1/2049	275,000	292,589
5.00%, 3/1/2026	50,000	54,281
MPLX L.P.:
4.00%, 3/15/2028	35,000	34,781
4.50%, 4/15/2038	180,000	170,986
4.70%, 4/15/2048	25,000	23,876
4.80%, 2/15/2029	105,000	110,496
4.88%, 6/1/2025	50,000	53,251
4.90%, 4/15/2058	25,000	23,506
5.20%, 3/1/2047	100,000	101,732
ONEOK Partners L.P. 3.38%, 10/1/2022	25,000	25,223
ONEOK, Inc.:
4.00%, 7/13/2027	30,000	30,098
4.55%, 7/15/2028 (b)	50,000	51,727
4.95%, 7/13/2047	150,000	148,035
5.20%, 7/15/2048 (b)	25,000	25,652
Phillips 66 Partners L.P.:
3.55%, 10/1/2026	10,000	9,819
4.90%, 10/1/2046	10,000	10,170
3.75%, 3/1/2028	25,000	24,624
Plains All American Pipeline L.P./PAA Finance Corp.:
3.60%, 11/1/2024	25,000	24,916
4.50%, 12/15/2026	50,000	51,287
4.65%, 10/15/2025	400,000	416,888
4.70%, 6/15/2044	25,000	23,216
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	100,000	100,781
5.63%, 2/1/2021	95,000	98,676

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.63%, 3/1/2025	$200,000	$219,850
5.75%, 5/15/2024	75,000	82,640
5.88%, 6/30/2026	250,000	278,020
Spectra Energy Partners L.P. 4.75%, 3/15/2024	350,000	371,952
Sunoco Logistics Partners Operations L.P.:
4.00%, 10/1/2027	50,000	49,427
5.30%, 4/1/2044 (b)	25,000	24,369
5.35%, 5/15/2045	25,000	24,348
5.40%, 10/1/2047	150,000	149,782
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	98,875
4.63%, 3/1/2034 (b)	250,000	263,645
4.75%, 5/15/2038	100,000	104,389
4.88%, 5/15/2048	200,000	209,096
7.63%, 1/15/2039	25,000	34,028
Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/2026	200,000	249,822
Valero Energy Partners L.P. 4.50%, 3/15/2028	50,000	51,851
Western Gas Partners L.P.:
4.75%, 8/15/2028	60,000	60,889
5.45%, 4/1/2044	25,000	23,814
Western Midstream Operating L.P.:
4.50%, 3/1/2028	20,000	19,894
5.30%, 3/1/2048	50,000	47,353
Williams Cos., Inc.:
3.60%, 3/15/2022 (b)	100,000	101,502
3.70%, 1/15/2023	20,000	20,341
3.75%, 6/15/2027	200,000	198,592
3.90%, 1/15/2025	50,000	51,037
4.55%, 6/24/2024	65,000	68,405
5.10%, 9/15/2045	125,000	128,449
5.75%, 6/24/2044	25,000	27,409
		10,020,326
REAL ESTATE — 0.0% (a)
CBRE Services, Inc. 4.88%, 3/1/2026	50,000	52,829
REAL ESTATE INVESTMENT TRUSTS — 0.7%
Alexandria Real Estate Equities, Inc.:
3.45%, 4/30/2025	100,000	99,681
4.70%, 7/1/2030	35,000	37,433
American Campus Communities Operating Partnership L.P. 3.63%, 11/15/2027	30,000	29,370
American Tower Corp.:
2.25%, 1/15/2022	100,000	98,367
3.00%, 6/15/2023 (b)	250,000	249,085
3.13%, 1/15/2027	100,000	95,921
Security Description	Principal Amount	Value
3.38%, 10/15/2026	$75,000	$73,397
3.50%, 1/31/2023 (b)	50,000	50,710
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	25,000	25,149
Series GMTN, 2.95%, 5/11/2026	50,000	49,051
Series MTN, 3.20%, 1/15/2028	40,000	39,585
Series MTN, 3.90%, 10/15/2046	50,000	49,368
Boston Properties L.P.:
2.75%, 10/1/2026	150,000	142,182
3.65%, 2/1/2026	100,000	100,606
3.85%, 2/1/2023	75,000	77,135
Brixmor Operating Partnership L.P.:
3.65%, 6/15/2024	50,000	49,825
4.13%, 6/15/2026	50,000	50,100
Camden Property Trust 4.10%, 10/15/2028	20,000	20,975
Crown Castle International Corp.:
3.20%, 9/1/2024	250,000	247,960
3.65%, 9/1/2027	150,000	147,655
3.70%, 6/15/2026	15,000	14,979
4.00%, 3/1/2027	20,000	20,356
4.75%, 5/15/2047	100,000	98,795
5.25%, 1/15/2023	100,000	107,302
CubeSmart L.P. 4.38%, 2/15/2029	30,000	30,712
Digital Realty Trust L.P.:
2.75%, 2/1/2023	125,000	122,197
3.70%, 8/15/2027	150,000	148,242
3.95%, 7/1/2022 (b)	25,000	25,645
Duke Realty L.P. 4.00%, 9/15/2028	100,000	103,282
EPR Properties:
4.50%, 6/1/2027	50,000	50,368
4.95%, 4/15/2028	50,000	51,961
ERP Operating L.P.:
3.50%, 3/1/2028	100,000	101,470
4.00%, 8/1/2047	50,000	49,963
4.15%, 12/1/2028	100,000	106,593
Essex Portfolio L.P.:
3.63%, 5/1/2027	50,000	49,822
4.00%, 3/1/2029	65,000	66,526
4.50%, 3/15/2048	50,000	50,838
Federal Realty Investment Trust 3.25%, 7/15/2027	50,000	49,278
GLP Capital L.P./GLP Financing II, Inc. 4.88%, 11/1/2020	55,000	56,023
HCP, Inc.:
3.88%, 8/15/2024	50,000	51,216
4.00%, 12/1/2022	200,000	205,290

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Healthcare Trust of America Holdings L.P.:
2.95%, 7/1/2022	$175,000	$172,800
3.50%, 8/1/2026	25,000	24,345
Highwoods Realty L.P. 3.88%, 3/1/2027	50,000	49,783
Hospitality Properties Trust:
4.38%, 2/15/2030	50,000	46,105
4.50%, 6/15/2023	25,000	25,433
4.95%, 2/15/2027	70,000	69,595
Host Hotels & Resorts L.P. 3.88%, 4/1/2024	50,000	50,206
Hudson Pacific Properties L.P. 4.65%, 4/1/2029	25,000	25,453
Kilroy Realty L.P.:
3.45%, 12/15/2024	50,000	49,550
4.75%, 12/15/2028	25,000	26,589
Kimco Realty Corp.:
2.80%, 10/1/2026	50,000	47,042
3.30%, 2/1/2025	40,000	39,624
3.80%, 4/1/2027	25,000	25,104
Liberty Property L.P. 4.38%, 2/1/2029	65,000	67,733
Mid-America Apartments L.P.:
3.60%, 6/1/2027	50,000	49,681
3.95%, 3/15/2029	50,000	50,792
National Retail Properties, Inc.:
3.60%, 12/15/2026	50,000	49,665
4.30%, 10/15/2028	35,000	36,457
Office Properties Income Trust 4.25%, 5/15/2024	50,000	47,664
Omega Healthcare Investors, Inc. 4.38%, 8/1/2023	150,000	153,234
Physicians Realty L.P. 3.95%, 1/15/2028	100,000	96,264
Prologis L.P.:
3.75%, 11/1/2025	50,000	52,285
4.25%, 8/15/2023	150,000	158,590
Public Storage 2.37%, 9/15/2022	125,000	123,612
Realty Income Corp.:
3.65%, 1/15/2028 (b)	100,000	101,347
3.88%, 4/15/2025	100,000	103,472
4.13%, 10/15/2026	50,000	52,396
Regency Centers L.P.:
4.13%, 3/15/2028	50,000	51,236
4.40%, 2/1/2047	150,000	150,870
Sabra Health Care L.P. 5.13%, 8/15/2026	25,000	24,532
Senior Housing Properties Trust 4.75%, 2/15/2028	100,000	92,691
Simon Property Group L.P.:
2.50%, 7/15/2021	350,000	348,568
2.63%, 6/15/2022	100,000	99,689
2.75%, 6/1/2023	200,000	199,776
4.25%, 11/30/2046	50,000	52,156
Security Description	Principal Amount	Value
STORE Capital Corp. 4.50%, 3/15/2028	$50,000	$50,407
Tanger Properties L.P. 3.88%, 7/15/2027 (b)	50,000	48,149
UDR, Inc.:
Series GMTN, 3.50%, 1/15/2028	150,000	147,751
Series MTN, 2.95%, 9/1/2026	25,000	23,942
Series MTN, 3.50%, 7/1/2027	50,000	49,315
Ventas Realty L.P.:
3.10%, 1/15/2023	50,000	49,964
3.85%, 4/1/2027	100,000	100,294
4.00%, 3/1/2028	100,000	101,169
4.38%, 2/1/2045	75,000	72,239
VEREIT Operating Partnership L.P.:
3.95%, 8/15/2027	40,000	39,385
4.13%, 6/1/2021	5,000	5,061
4.60%, 2/6/2024	5,000	5,145
4.63%, 11/1/2025	50,000	51,668
4.88%, 6/1/2026	10,000	10,410
Vornado Realty L.P. 3.50%, 1/15/2025	50,000	49,516
Welltower, Inc.:
4.00%, 6/1/2025	175,000	179,991
4.13%, 3/15/2029	100,000	101,854
5.25%, 1/15/2022	50,000	52,783
Weyerhaeuser Co.:
4.00%, 11/15/2029	200,000	205,834
4.63%, 9/15/2023	25,000	26,378
		7,480,007
RETAIL — 0.7%
AutoNation, Inc. 3.35%, 1/15/2021	25,000	25,005
AutoZone, Inc. 3.75%, 6/1/2027	100,000	101,027
Best Buy Co., Inc. 4.45%, 10/1/2028	50,000	50,483
Costco Wholesale Corp. 2.30%, 5/18/2022	150,000	149,124
Darden Restaurants, Inc.:
3.85%, 5/1/2027 (b)	15,000	14,855
4.55%, 2/15/2048	15,000	14,387
Dollar General Corp.:
4.13%, 5/1/2028 (b)	70,000	71,630
4.15%, 11/1/2025	25,000	26,132
Dollar Tree, Inc.:
3.70%, 5/15/2023	95,000	96,311
4.00%, 5/15/2025	100,000	101,174
4.20%, 5/15/2028	45,000	44,788
Home Depot, Inc.:
2.00%, 4/1/2021	100,000	98,998
2.13%, 9/15/2026	150,000	141,667
2.63%, 6/1/2022	150,000	150,915
2.80%, 9/14/2027	250,000	246,110

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 4/1/2026 (b)	$350,000	$351,463
3.75%, 2/15/2024	25,000	26,237
3.90%, 6/15/2047	200,000	202,240
4.25%, 4/1/2046	35,000	37,032
5.95%, 4/1/2041	50,000	64,104
Kohl's Corp. 5.55%, 7/17/2045	20,000	19,471
Lowe's Cos., Inc.:
2.50%, 4/15/2026	50,000	47,177
3.10%, 5/3/2027	200,000	194,224
3.38%, 9/15/2025	25,000	25,105
3.70%, 4/15/2046	50,000	44,307
4.05%, 5/3/2047	300,000	282,060
4.25%, 9/15/2044	25,000	23,937
4.38%, 9/15/2045	25,000	24,408
4.65%, 4/15/2042	25,000	25,381
Macy's Retail Holdings, Inc.:
3.63%, 6/1/2024 (b)	25,000	24,059
4.50%, 12/15/2034	6,000	5,215
McDonald's Corp.:
Series MTN, 2.75%, 12/9/2020 (b)	25,000	25,043
Series MTN, 3.35%, 4/1/2023 (b)	80,000	81,612
Series MTN, 3.50%, 3/1/2027	50,000	50,706
Series MTN, 3.70%, 1/30/2026	75,000	77,438
Series MTN, 3.80%, 4/1/2028 (b)	100,000	103,180
Series MTN, 4.45%, 3/1/2047	125,000	127,554
Series MTN, 4.45%, 9/1/2048	20,000	20,532
Series MTN, 4.70%, 12/9/2035	150,000	160,879
Series MTN, 4.88%, 12/9/2045	100,000	108,050
O'Reilly Automotive, Inc.:
3.60%, 9/1/2027	50,000	49,596
4.35%, 6/1/2028	100,000	104,326
QVC, Inc. 5.45%, 8/15/2034	50,000	48,633
Starbucks Corp.:
2.20%, 11/22/2020	200,000	198,718
3.80%, 8/15/2025	50,000	51,520
3.85%, 10/1/2023	25,000	25,969
4.00%, 11/15/2028 (b)	50,000	52,229
4.50%, 11/15/2048 (b)	30,000	30,614
Target Corp.:
2.50%, 4/15/2026	50,000	48,656
3.38%, 4/15/2029	100,000	101,557
3.90%, 11/15/2047	250,000	247,517
4.00%, 7/1/2042	50,000	50,500
TJX Cos., Inc. 2.25%, 9/15/2026	50,000	47,394
Walgreen Co. 3.10%, 9/15/2022	25,000	25,119
Walgreens Boots Alliance, Inc.:
Security Description	Principal Amount	Value
3.30%, 11/18/2021	$200,000	$202,174
3.45%, 6/1/2026	250,000	244,632
4.50%, 11/18/2034	25,000	24,813
4.65%, 6/1/2046 (b)	25,000	23,604
Walmart, Inc.:
1.90%, 12/15/2020	250,000	247,767
2.35%, 12/15/2022	250,000	248,467
2.65%, 12/15/2024	150,000	149,608
3.13%, 6/23/2021	250,000	253,422
3.30%, 4/22/2024	325,000	334,402
3.63%, 12/15/2047	250,000	247,047
3.70%, 6/26/2028	100,000	105,233
3.95%, 6/28/2038	125,000	131,250
4.05%, 6/29/2048 (b)	35,000	37,289
		6,816,076
SEMICONDUCTORS — 0.4%
Analog Devices, Inc. 2.95%, 1/12/2021	50,000	50,115
Applied Materials, Inc.:
3.90%, 10/1/2025	25,000	26,258
4.35%, 4/1/2047 (b)	100,000	105,012
5.10%, 10/1/2035	50,000	57,002
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.65%, 1/15/2023 (b)	200,000	194,386
3.00%, 1/15/2022 (b)	350,000	348,614
3.63%, 1/15/2024	350,000	349,121
3.88%, 1/15/2027	350,000	334,393
Broadcom, Inc.:
3.63%, 10/15/2024 (e)	150,000	148,827
4.75%, 4/15/2029 (e)	150,000	149,288
Intel Corp.:
1.85%, 5/11/2020	200,000	198,512
2.35%, 5/11/2022 (b)	50,000	49,784
2.45%, 7/29/2020	100,000	99,910
2.88%, 5/11/2024 (b)	200,000	201,376
3.15%, 5/11/2027	200,000	202,288
3.30%, 10/1/2021	25,000	25,459
4.10%, 5/19/2046	20,000	21,116
4.10%, 5/11/2047	50,000	52,918
KLA-Tencor Corp. 4.10%, 3/15/2029	65,000	66,492
Lam Research Corp.:
3.75%, 3/15/2026	50,000	50,901
4.00%, 3/15/2029	280,000	285,642
4.88%, 3/15/2049	25,000	26,401
Micron Technology, Inc. 5.50%, 2/1/2025	25,000	25,765
NVIDIA Corp. 3.20%, 9/16/2026	50,000	49,768
NXP B.V./NXP Funding LLC 4.88%, 3/1/2024 (b) (e)	100,000	105,420
QUALCOMM, Inc.:
2.25%, 5/20/2020	150,000	149,357
2.60%, 1/30/2023 (b)	200,000	197,488

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.90%, 5/20/2024	$200,000	$196,878
3.25%, 5/20/2027 (b)	50,000	48,841
3.45%, 5/20/2025	50,000	50,361
4.30%, 5/20/2047	50,000	47,632
4.80%, 5/20/2045	25,000	25,425
Texas Instruments, Inc.:
2.90%, 11/3/2027	70,000	69,470
3.88%, 3/15/2039	250,000	260,057
4.15%, 5/15/2048	150,000	161,280
Xilinx, Inc. 2.95%, 6/1/2024	50,000	49,592
		4,481,149
SOFTWARE — 0.7%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	250,000	246,567
4.50%, 6/15/2047	150,000	141,372
Adobe, Inc. 3.25%, 2/1/2025	25,000	25,569
Autodesk, Inc. 3.50%, 6/15/2027	50,000	48,667
Electronic Arts, Inc. 3.70%, 3/1/2021	25,000	25,403
Fidelity National Information Services, Inc.:
3.00%, 8/15/2026	200,000	191,716
3.63%, 10/15/2020	28,000	28,272
3.88%, 6/5/2024	7,000	7,149
Series 30Y, 4.75%, 5/15/2048	50,000	49,249
Fiserv, Inc.:
2.70%, 6/1/2020	100,000	99,857
3.80%, 10/1/2023	150,000	153,738
4.20%, 10/1/2028	65,000	66,836
Microsoft Corp.:
1.55%, 8/8/2021	200,000	195,894
2.00%, 11/3/2020	150,000	148,983
2.00%, 8/8/2023	50,000	48,929
2.40%, 2/6/2022	300,000	299,622
2.40%, 8/8/2026	200,000	194,070
2.88%, 2/6/2024	300,000	303,159
3.13%, 11/3/2025	50,000	51,170
3.30%, 2/6/2027	280,000	287,255
3.45%, 8/8/2036	50,000	50,324
3.63%, 12/15/2023	25,000	26,149
3.95%, 8/8/2056	75,000	78,155
4.00%, 2/12/2055	75,000	78,505
4.10%, 2/6/2037	250,000	271,872
4.20%, 11/3/2035	65,000	71,230
4.45%, 11/3/2045	275,000	311,919
4.50%, 2/6/2057	250,000	286,450
5.20%, 6/1/2039	50,000	61,305
Series 30Y, 4.25%, 2/6/2047	150,000	167,434
Oracle Corp.:
1.90%, 9/15/2021	200,000	196,716
2.40%, 9/15/2023	200,000	196,486
2.50%, 5/15/2022	50,000	49,789
Security Description	Principal Amount	Value
2.63%, 2/15/2023 (b)	$235,000	$234,582
2.65%, 7/15/2026	45,000	43,535
2.80%, 7/8/2021 (b)	250,000	251,052
2.95%, 11/15/2024	200,000	200,530
2.95%, 5/15/2025 (b)	10,000	9,972
3.25%, 11/15/2027 (b)	50,000	50,254
3.80%, 11/15/2037 (b)	180,000	180,293
3.85%, 7/15/2036	150,000	151,089
3.90%, 5/15/2035	5,000	5,099
4.00%, 7/15/2046	180,000	180,905
4.00%, 11/15/2047	285,000	286,875
4.30%, 7/8/2034	200,000	214,542
4.38%, 5/15/2055	10,000	10,538
salesforce.com, Inc.:
3.25%, 4/11/2023	275,000	281,581
3.70%, 4/11/2028	25,000	26,187
VMware, Inc.:
2.30%, 8/21/2020	150,000	148,609
3.90%, 8/21/2027	150,000	144,272
		6,879,726
TELECOMMUNICATIONS — 1.1%
America Movil SAB de CV:
3.13%, 7/16/2022	100,000	100,632
4.38%, 7/16/2042	50,000	52,181
6.13%, 3/30/2040	100,000	124,898
AT&T, Inc.:
2.45%, 6/30/2020	500,000	497,995
3.20%, 3/1/2022	250,000	252,042
3.40%, 5/15/2025	250,000	247,975
3.90%, 3/11/2024	25,000	25,672
4.10%, 2/15/2028	184,000	185,812
4.13%, 2/17/2026	350,000	357,696
4.30%, 2/15/2030	380,000	384,461
4.35%, 3/1/2029 (b)	110,000	112,352
4.45%, 4/1/2024	25,000	26,228
4.50%, 5/15/2035	300,000	294,987
4.55%, 3/9/2049	208,000	196,379
4.75%, 5/15/2046	30,000	29,310
4.80%, 6/15/2044	50,000	48,834
4.85%, 3/1/2039	70,000	70,412
5.15%, 11/15/2046	300,000	306,795
5.15%, 2/15/2050	150,000	153,363
5.25%, 3/1/2037	400,000	420,816
5.45%, 3/1/2047	250,000	266,937
5.65%, 2/15/2047	150,000	164,099
Bell Canada, Inc. 4.46%, 4/1/2048	30,000	31,182
British Telecommunications PLC 5.13%, 12/4/2028 (b)	200,000	213,474
Cisco Systems, Inc.:
1.85%, 9/20/2021	200,000	196,594
2.20%, 2/28/2021	100,000	99,221
3.00%, 6/15/2022	25,000	25,389
3.50%, 6/15/2025	25,000	26,047

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.63%, 3/4/2024 (b)	$25,000	$26,225
5.50%, 1/15/2040	300,000	379,740
Motorola Solutions, Inc.:
4.00%, 9/1/2024	25,000	25,467
4.60%, 2/23/2028	125,000	126,079
Orange SA 5.50%, 2/6/2044 (b)	50,000	57,825
Rogers Communications, Inc.:
3.00%, 3/15/2023	30,000	30,085
4.30%, 2/15/2048 (b)	40,000	40,514
5.00%, 3/15/2044 (b)	50,000	55,659
Telefonica Emisiones SA:
4.67%, 3/6/2038	150,000	143,915
5.21%, 3/8/2047	300,000	303,600
5.52%, 3/1/2049	150,000	156,909
7.05%, 6/20/2036	25,000	30,465
Telefonica Europe B.V. 8.25%, 9/15/2030	25,000	33,247
TELUS Corp. 4.60%, 11/16/2048	150,000	158,151
Verizon Communications, Inc.:
2.63%, 8/15/2026	50,000	47,850
3.13%, 3/16/2022 (b)	250,000	252,972
3.38%, 2/15/2025	250,000	253,400
3.50%, 11/1/2024	50,000	51,160
3.88%, 2/8/2029 (b)	10,000	10,260
4.02%, 12/3/2029 (e)	500,000	516,300
4.27%, 1/15/2036 (b)	28,000	28,326
4.33%, 9/21/2028	285,000	301,539
4.40%, 11/1/2034	250,000	260,432
4.50%, 8/10/2033	250,000	264,010
4.52%, 9/15/2048	25,000	25,639
4.81%, 3/15/2039	100,000	107,056
5.01%, 4/15/2049	650,000	708,051
5.01%, 8/21/2054	250,000	267,280
5.15%, 9/15/2023	300,000	330,210
5.25%, 3/16/2037	150,000	168,966
5.50%, 3/16/2047 (b)	350,000	407,008
Vodafone Group PLC:
2.50%, 9/26/2022	50,000	49,091
2.95%, 2/19/2023	125,000	123,803
3.75%, 1/16/2024	170,000	171,596
4.13%, 5/30/2025	50,000	50,997
4.38%, 5/30/2028 (b)	305,000	309,965
4.38%, 2/19/2043	75,000	67,341
5.25%, 5/30/2048	225,000	224,561
		11,477,477
TEXTILES — 0.0% (a)
Cintas Corp. No. 2 3.70%, 4/1/2027	150,000	153,949
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc. 3.50%, 9/15/2027	30,000	28,882
Security Description	Principal Amount	Value
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
3.40%, 9/1/2024 (b)	$100,000	$103,087
3.75%, 4/1/2024	25,000	26,072
3.90%, 8/1/2046	100,000	100,700
4.05%, 6/15/2048	155,000	159,459
4.13%, 6/15/2047	150,000	156,088
4.15%, 12/15/2048 (b)	30,000	31,513
4.45%, 3/15/2043	50,000	54,045
4.55%, 9/1/2044	50,000	54,814
4.90%, 4/1/2044	125,000	142,984
Canadian National Railway Co.:
2.75%, 3/1/2026	100,000	98,335
2.95%, 11/21/2024	50,000	50,376
3.20%, 8/2/2046	25,000	23,257
3.65%, 2/3/2048 (b)	50,000	50,241
Canadian Pacific Railway Co.:
4.00%, 6/1/2028	100,000	104,868
4.80%, 9/15/2035	30,000	32,933
CSX Corp.:
3.25%, 6/1/2027	50,000	49,331
3.40%, 8/1/2024	25,000	25,463
3.80%, 3/1/2028	50,000	51,283
3.80%, 11/1/2046	100,000	94,026
4.10%, 3/15/2044	75,000	73,876
4.25%, 3/15/2029	95,000	100,907
4.30%, 3/1/2048 (b)	50,000	50,787
4.50%, 3/15/2049 (b)	125,000	130,979
4.65%, 3/1/2068	50,000	49,626
FedEx Corp.:
3.40%, 1/14/2022 (b)	150,000	151,872
3.40%, 2/15/2028	50,000	49,421
3.90%, 2/1/2035	200,000	188,552
4.00%, 1/15/2024	25,000	26,161
4.05%, 2/15/2048	50,000	44,844
4.55%, 4/1/2046 (b)	100,000	96,268
4.75%, 11/15/2045	25,000	24,762
4.95%, 10/17/2048	100,000	102,636
Kansas City Southern 4.70%, 5/1/2048	50,000	52,281
Norfolk Southern Corp.:
2.90%, 6/15/2026	150,000	147,040
3.00%, 4/1/2022	25,000	25,113
3.15%, 6/1/2027	50,000	49,401
3.94%, 11/1/2047	100,000	97,495
4.45%, 6/15/2045	19,000	19,825
Ryder System, Inc.:
Series MTN, 2.80%, 3/1/2022	100,000	99,478
Series MTN, 3.45%, 11/15/2021	100,000	101,104
Union Pacific Corp.:
2.75%, 3/1/2026	50,000	48,762
3.20%, 6/8/2021	35,000	35,403
3.50%, 6/8/2023	50,000	51,183

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.80%, 10/1/2051	$52,000	$48,794
3.95%, 9/10/2028	280,000	293,412
4.05%, 3/1/2046	175,000	171,775
4.10%, 9/15/2067	15,000	13,876
4.38%, 9/10/2038	110,000	114,519
4.50%, 9/10/2048	130,000	138,048
United Parcel Service, Inc.:
2.05%, 4/1/2021 (b)	150,000	148,777
2.35%, 5/16/2022	50,000	49,650
2.40%, 11/15/2026	30,000	28,783
2.45%, 10/1/2022	125,000	124,815
2.50%, 4/1/2023	150,000	149,397
3.05%, 11/15/2027	50,000	49,949
3.75%, 11/15/2047 (b)	175,000	167,431
		4,725,877
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.85%, 3/30/2027	50,000	49,190
4.55%, 11/7/2028	50,000	51,442
4.70%, 4/1/2029	25,000	26,025
		126,657
WATER — 0.0% (a)
American Water Capital Corp.:
2.95%, 9/1/2027	121,000	118,366
3.40%, 3/1/2025	25,000	25,470
3.75%, 9/1/2028	100,000	103,976
3.75%, 9/1/2047	100,000	97,376
4.30%, 12/1/2042	25,000	26,207
		371,395
TOTAL CORPORATE BONDS & NOTES (Cost $249,641,628)		249,123,918
ASSET-BACKED SECURITIES — 0.5%
ASSET-BACKED - OTHER — 0.0% (a)
Ally Master Owner Trust Series 2018-1, Class A2, 2.70%, 1/17/2023	100,000	99,911
Ford Credit Floorplan Master Owner Trust A Series 2017-2, Class A1, 2.16%, 9/15/2022	150,000	148,891
		248,802
AUTOMOBILE — 0.2%
Ally Auto Receivables Trust Series 2017-2, Class A4, 2.10%, 3/15/2022	200,000	198,537
AmeriCredit Automobile Receivables Trust 2017-2 Series 2017-2, Class B, 2.40%, 5/18/2022	200,000	198,960
Security Description	Principal Amount	Value
Carmax Auto Owner Trust 2016-3 Series 2016-3, Class A4, 1.60%, 1/18/2022	$200,000	$197,159
CarMax Auto Owner Trust 2017-2 Series 2017-2, Class B, 2.41%, 12/15/2022	200,000	198,140
Drive Auto Receivables Trust Series 2018-4, Class D, 4.09%, 1/15/2026	100,000	101,719
Ford Credit Auto Owner Trust 2016-C Series 2016-C, Class A4, 1.40%, 2/15/2022	200,000	196,722
GM Financial Automobile Leasing Trust Series 2019-1, Class A3, 2.98%, 12/20/2021	100,000	100,516
Honda Auto Receivables Owner Trust Series 2018-1I, Class A3, 2.60%, 2/15/2022	225,000	225,131
Nissan Auto Lease Trust 2018-A Series 2018-A, Class A4, 3.35%, 9/15/2023	200,000	202,471
Nissan Auto Receivables 2018-B Owner Trust Series 2018-B, Class A3, 3.06%, 3/15/2023	60,000	60,471
Nissan Auto Receivables 2019-A Owner Trust Series 2019-A, Class A3, 2.90%, 10/16/2023	100,000	100,742
Santander Drive Auto Receivables Trust:
Series 2018-1, Class D, 3.32%, 3/15/2024	85,000	85,173
Series 2018-4, Class C, 3.56%, 7/15/2024	50,000	50,505
World Omni Automobile Lease Securitization Trust Series 2018-B, Class A3, 3.19%, 12/15/2021	50,000	50,413
		1,966,659
CREDIT CARD — 0.3%
American Express Credit Account Master Trust:
Series 2018-8, Class A, 3.18%, 4/15/2024	68,000	69,037
Series 2017-7, Class A, 2.35%, 5/15/2025	300,000	297,644
Series 2019-1, Class A, 2.87%, 10/15/2024	100,000	100,877
BA Credit Card Trust Series 2018-A2, Class A2, 3.00%, 9/15/2023	300,000	302,749

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Capital One Multi-Asset Execution Trust:
Series 2016-A5, Class A5, 1.66%, 6/17/2024	$200,000	$195,752
Series 2017-A4, Class A4, 1.99%, 7/17/2023	300,000	297,460
Citibank Credit Card Issuance Trust:
Series 2017-A3, Class A3, 1.92%, 4/7/2022	300,000	297,919
Series 2014-A1, Class A1, 2.88%, 1/23/2023	100,000	100,538
Discover Card Execution Note Trust Series 2015-A2, Class A, 1.90%, 10/17/2022	300,000	297,815
Synchrony Credit Card Master Note Trust Series 2016-2, Class A, 2.21%, 5/15/2024	400,000	396,379
		2,356,170
TOTAL ASSET-BACKED SECURITIES (Cost $4,572,642)		4,571,631
FOREIGN GOVERNMENT OBLIGATIONS — 3.9%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
1.88%, 01/20/2021	100,000	99,057
2.63%, 01/31/2022 (b)	200,000	201,472
Series GMTN, 2.88%, 03/13/2023	100,000	101,830
		402,359
CANADA — 0.4%
Canada Government International Bond 2.00%, 11/15/2022	275,000	272,228
Export Development Canada:
1.38%, 10/21/2021	50,000	48,804
1.50%, 05/26/2021	50,000	49,081
2.00%, 05/17/2022	50,000	49,495
2.50%, 01/24/2023	200,000	201,112
Province of Alberta Canada:
2.20%, 07/26/2022	50,000	49,491
3.30%, 03/15/2028	400,000	415,156
Province of British Columbia Canada:
2.25%, 06/02/2026	150,000	146,421
2.65%, 09/22/2021	50,000	50,296
Province of Manitoba Canada 2.13%, 6/22/2026	250,000	239,832
Province of New Brunswick Canada 3.63%, 2/24/2028	50,000	52,789
Security Description	Principal Amount	Value
Province of Ontario Canada:
1.88%, 05/21/2020	$250,000	$248,290
2.20%, 10/03/2022	250,000	247,425
2.40%, 02/08/2022	350,000	349,268
2.50%, 09/10/2021	25,000	25,021
2.50%, 04/27/2026	350,000	345,065
2.55%, 02/12/2021	200,000	200,272
4.40%, 04/14/2020	50,000	50,955
Province of Quebec Canada:
2.38%, 01/31/2022 (b)	200,000	199,686
2.50%, 04/20/2026	250,000	247,152
2.63%, 02/13/2023	250,000	250,955
2.75%, 08/25/2021	50,000	50,365
2.75%, 04/12/2027	200,000	200,148
Series QO, 2.88%, 10/16/2024	200,000	202,974
		4,192,281
CHILE — 0.1%
Chile Government International Bond:
3.13%, 01/21/2026 (b)	50,000	50,753
3.24%, 02/06/2028	200,000	203,654
3.86%, 06/21/2047	300,000	305,844
		560,251
COLOMBIA — 0.1%
Colombia Government International Bond:
3.88%, 04/25/2027 (b)	200,000	203,166
4.00%, 02/26/2024	275,000	283,486
4.50%, 01/28/2026 (b)	250,000	263,773
5.00%, 06/15/2045 (b)	200,000	210,044
5.63%, 02/26/2044	200,000	226,100
		1,186,569
GERMANY — 0.6%
FMS Wertmanagement 2.75%, 3/6/2023 (b)	300,000	304,350
Kreditanstalt fuer Wiederaufbau:
0.00%, 06/29/2037	100,000	58,719
1.50%, 06/15/2021	700,000	686,994
1.63%, 05/29/2020	250,000	247,665
1.88%, 12/15/2020	350,000	346,930
2.00%, 05/02/2025	100,000	97,709
2.13%, 03/07/2022	250,000	248,607
2.13%, 06/15/2022	250,000	248,440
2.13%, 01/17/2023	100,000	99,230
2.38%, 12/29/2022	250,000	250,387
2.50%, 02/15/2022	500,000	502,320
2.50%, 11/20/2024	300,000	301,725
2.63%, 04/12/2021	300,000	301,434
2.63%, 01/25/2022	50,000	50,400
2.63%, 02/28/2024	500,000	506,175
2.88%, 04/03/2028 (b)	490,000	504,161
Series GMTN, 3.13%, 12/15/2021	500,000	510,325

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Landwirtschaftliche Rentenbank:
3.13%, 11/14/2023	$100,000	$103,283
Series 36, 2.00%, 12/06/2021	150,000	148,625
Series 37, 2.50%, 11/15/2027	50,000	49,822
		5,567,301
HUNGARY — 0.1%
Hungary Government International Bond:
5.38%, 03/25/2024	350,000	384,034
6.38%, 03/29/2021	150,000	159,927
		543,961
INDONESIA — 0.1%
Indonesia Government International Bond:
2.95%, 01/11/2023 (b)	275,000	272,181
4.75%, 02/11/2029	150,000	160,601
5.35%, 02/11/2049 (b)	100,000	110,956
		543,738
ISRAEL — 0.0% (a)
Israel Government International Bond:
2.88%, 03/16/2026	100,000	99,887
3.25%, 01/17/2028	100,000	101,199
4.00%, 06/30/2022	50,000	52,162
4.13%, 01/17/2048	100,000	103,484
		356,732
ITALY — 0.0% (a)
Republic of Italy Government International Bond 5.38%, 6/15/2033 (b)	50,000	53,479
JAPAN — 0.1%
Japan Bank for International Cooperation:
1.50%, 07/21/2021	25,000	24,456
2.13%, 07/21/2020	200,000	198,972
2.50%, 06/01/2022	200,000	199,608
2.75%, 11/16/2027	200,000	198,172
2.88%, 07/21/2027	100,000	100,130
3.25%, 07/20/2023	150,000	153,899
3.38%, 10/31/2023	200,000	206,486
Series DTC, 1.88%, 04/20/2021	225,000	222,131
Series DTC, 2.38%, 04/20/2026	200,000	195,090
		1,498,944
MEXICO — 0.2%
Mexico Government International Bond:
3.63%, 03/15/2022	100,000	101,759
3.75%, 01/11/2028 (b)	100,000	98,756
4.00%, 10/02/2023	80,000	82,378
4.13%, 01/21/2026	125,000	127,583
Security Description	Principal Amount	Value
4.15%, 03/28/2027 (b)	$400,000	$407,092
4.50%, 04/22/2029	250,000	258,512
4.60%, 02/10/2048	400,000	386,496
5.55%, 01/21/2045	450,000	493,506
6.05%, 01/11/2040 (b)	30,000	34,220
Series GMTN, 3.50%, 01/21/2021	200,000	202,372
Series MTN, 4.75%, 03/08/2044	100,000	98,265
		2,290,939
PANAMA — 0.1%
Panama Government International Bond:
3.75%, 03/16/2025	150,000	154,851
3.88%, 03/17/2028	200,000	208,154
4.50%, 05/15/2047	50,000	52,804
4.50%, 04/16/2050	200,000	209,012
6.70%, 01/26/2036	50,000	65,244
		690,065
PERU — 0.0% (a)
Peruvian Government International Bond:
4.13%, 08/25/2027 (b)	150,000	163,737
5.63%, 11/18/2050 (b)	150,000	193,157
6.55%, 03/14/2037	25,000	33,726
		390,620
PHILIPPINES — 0.1%
Philippine Government International Bond:
3.70%, 03/01/2041	200,000	202,938
3.70%, 02/02/2042 (b)	100,000	101,517
3.95%, 01/20/2040 (b)	200,000	210,350
4.00%, 01/15/2021	100,000	102,121
4.20%, 01/21/2024	300,000	316,863
5.00%, 01/13/2037 (b)	150,000	177,133
7.75%, 01/14/2031	100,000	141,121
		1,252,043
POLAND — 0.1%
Poland Government International Bond:
3.00%, 03/17/2023 (b)	50,000	50,319
3.25%, 04/06/2026 (b)	175,000	177,817
4.00%, 01/22/2024	150,000	156,948
5.00%, 03/23/2022	50,000	53,091
5.13%, 04/21/2021	250,000	262,250
		700,425
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
2.13%, 02/11/2021	100,000	98,797
2.38%, 04/21/2027	25,000	23,553
3.00%, 11/01/2022 (b)	250,000	251,325
3.25%, 11/10/2025	150,000	152,277

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 11/27/2021 (b)	$250,000	$254,425
5.13%, 06/29/2020	100,000	102,961
Korea Development Bank:
2.50%, 01/13/2021	100,000	99,529
2.75%, 03/19/2023	200,000	199,236
3.00%, 01/13/2026	100,000	98,923
Korea International Bank 3.50%, 9/20/2028	200,000	208,462
		1,489,488
SUPRANATIONAL — 1.6%
African Development Bank:
3.00%, 09/20/2023	150,000	153,930
Series GDIF, 1.25%, 07/26/2021	25,000	24,381
Series GDIF, 2.63%, 03/22/2021	100,000	100,441
Series GMTN, 3.00%, 12/06/2021	30,000	30,517
Asian Development Bank:
2.63%, 01/30/2024	200,000	202,490
2.88%, 11/27/2020	185,000	186,388
Series GMTN, 1.63%, 05/05/2020	250,000	247,740
Series GMTN, 1.63%, 03/16/2021	150,000	147,840
Series GMTN, 1.75%, 06/08/2021	100,000	98,694
Series GMTN, 1.75%, 09/13/2022	250,000	245,263
Series GMTN, 2.00%, 02/16/2022	150,000	148,686
Series GMTN, 2.00%, 04/24/2026	100,000	97,011
Series GMTN, 2.13%, 11/24/2021	75,000	74,622
Series GMTN, 2.25%, 01/20/2021	300,000	299,280
Series GMTN, 2.38%, 08/10/2027	50,000	49,454
Series GMTN, 2.50%, 11/02/2027	100,000	99,788
Series GMTN, 2.63%, 01/12/2027	50,000	50,464
Series GMTN, 2.75%, 03/17/2023	85,000	86,334
Series GMTN, 3.13%, 09/26/2028	50,000	52,419
Corp. Andina de Fomento:
2.13%, 09/27/2021	50,000	48,984
2.20%, 07/18/2020	250,000	247,562
2.75%, 01/06/2023	100,000	98,835
Council Of Europe Development Bank:
1.63%, 03/16/2021 (b)	50,000	49,265
2.50%, 02/27/2024	30,000	30,177
2.63%, 02/13/2023 (b)	60,000	60,566
Security Description	Principal Amount	Value
European Bank for Reconstruction & Development:
Series GMTN, 1.13%, 08/24/2020	$100,000	$98,226
Series GMTN, 1.63%, 05/05/2020	250,000	247,807
Series GMTN, 1.88%, 02/23/2022	75,000	74,034
Series GMTN, 2.00%, 02/01/2021	250,000	248,227
Series GMTN, 2.75%, 04/26/2021	150,000	151,088
European Investment Bank:
1.63%, 08/14/2020	250,000	247,332
1.63%, 06/15/2021	150,000	147,614
1.75%, 05/15/2020	400,000	396,892
1.88%, 02/10/2025	100,000	97,112
2.00%, 03/15/2021	225,000	223,389
2.00%, 12/15/2022	250,000	247,093
2.13%, 10/15/2021	50,000	49,748
2.13%, 04/13/2026	100,000	97,932
2.25%, 03/15/2022	250,000	249,507
2.38%, 06/15/2022 (b)	350,000	350,633
2.38%, 05/24/2027	100,000	99,158
2.50%, 04/15/2021	50,000	50,125
2.50%, 03/15/2023	145,000	145,911
2.50%, 10/15/2024	25,000	25,163
2.63%, 05/20/2022 (b)	2,000,000	2,018,820
Series DIP, 1.38%, 09/15/2021	200,000	195,454
Series GMTN, 2.38%, 05/13/2021	250,000	249,977
Series GMTN, 2.88%, 08/15/2023 (b)	350,000	357,651
Series GMTN, 3.13%, 12/14/2023	350,000	361,917
Inter-American Development Bank:
1.88%, 03/15/2021	250,000	247,592
2.13%, 11/09/2020	25,000	24,892
2.38%, 07/07/2027	100,000	98,966
2.50%, 01/18/2023	100,000	100,606
3.00%, 02/21/2024	100,000	102,950
3.13%, 09/18/2028	100,000	104,891
4.38%, 01/24/2044	75,000	92,050
Series GMTN, 1.63%, 05/12/2020	200,000	198,228
Series GMTN, 1.75%, 09/14/2022	350,000	343,262
Series GMTN, 1.88%, 06/16/2020	135,000	134,105
Series GMTN, 2.13%, 01/18/2022	350,000	348,145
Series GMTN, 2.63%, 04/19/2021	190,000	190,967

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3.00%, 09/26/2022	$100,000	$102,244
International Bank for Reconstruction & Development:
2.00%, 01/26/2022	300,000	297,522
2.13%, 11/01/2020	25,000	24,894
3.00%, 09/27/2023	350,000	359,751
Series gDIF, 1.88%, 04/21/2020	200,000	198,840
Series GDIF, 1.38%, 05/24/2021	275,000	269,376
Series GDIF, 1.38%, 09/20/2021	300,000	293,241
Series GDIF, 1.63%, 09/04/2020	250,000	247,295
Series GDIF, 2.13%, 12/13/2021	400,000	397,860
Series GDIF, 2.50%, 11/25/2024	300,000	302,052
Series GDIF, 2.50%, 07/29/2025	200,000	200,818
Series GDIF, 2.50%, 11/22/2027	250,000	249,837
Series GDIF, 2.75%, 07/23/2021	450,000	454,216
Series GMTN, 4.75%, 02/15/2035	25,000	30,954
International Finance Corp.:
Series GMTN, 1.13%, 07/20/2021	125,000	121,635
Series GMTN, 2.13%, 04/07/2026	100,000	97,975
Series GMTN, 2.25%, 01/25/2021	300,000	299,274
Series GMTN, 2.88%, 07/31/2023	150,000	153,189
Nordic Investment Bank:
2.13%, 02/01/2022	200,000	198,838
2.25%, 02/01/2021 (b)	300,000	299,184
		15,947,590
SWEDEN — 0.1%
Svensk Exportkredit AB:
2.00%, 08/30/2022	200,000	197,130
Series GMTN, 3.13%, 11/08/2021 (b)	250,000	254,355
Series MTN, 2.75%, 10/07/2020	250,000	251,037
		702,522
URUGUAY — 0.1%
Uruguay Government International Bond:
4.38%, 10/27/2027	225,000	237,078
4.38%, 01/23/2031 (b)	280,000	293,829
Security Description	Principal Amount	Value
5.10%, 06/18/2050	$175,000	$187,009
		717,916
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $38,921,069)		39,087,223
U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.6%
Federal Farm Credit Banks:
2.53%, 2/14/2022	500,000	502,975
2.60%, 1/18/2022	150,000	151,098
2.88%, 7/17/2023	100,000	101,726
3.50%, 12/20/2023	50,000	52,655
Federal Home Loan Bank:
1.13%, 7/14/2021	400,000	389,552
1.38%, 2/18/2021	100,000	98,283
1.88%, 11/29/2021	700,000	692,916
2.15%, 9/26/2022	50,000	49,376
2.50%, 2/13/2024 (b)	220,000	221,954
2.88%, 7/30/2021	100,000	99,985
2.88%, 9/13/2024	50,000	51,162
2.90%, 3/28/2022	250,000	250,117
3.25%, 6/9/2028	500,000	522,320
3.25%, 11/16/2028	30,000	31,535
3.38%, 12/8/2023	50,000	52,349
5.50%, 7/15/2036	135,000	180,434
1.38%, 9/28/2020	500,000	492,815
2.25%, 6/11/2021	75,000	74,798
2.30%, 7/19/2022	100,000	99,202
Federal Home Loan Mortgage Corp.:
1.63%, 9/29/2020	500,000	494,815
2.38%, 2/16/2021 (b)	250,000	250,232
2.38%, 1/13/2022	325,000	325,799
2.50%, 10/1/2029	46,159	46,015
2.50%, 1/1/2031	92,806	92,467
2.50%, 5/1/2031	151,371	150,541
2.50%, 6/1/2031	276,593	275,077
2.50%, 10/1/2031	254,918	253,520
2.50%, 12/1/2031	297,653	296,204
2.50%, 12/1/2032	1,323,210	1,315,594
2.50%, 2/1/2033	1,596,450	1,587,261
2.75%, 1/30/2023	150,000	149,681
3.00%, 12/1/2030	117,961	119,318
3.00%, 5/1/2031	93,265	94,257
3.00%, 12/1/2031	466,545	471,510
3.00%, 2/1/2032	727,029	734,766
3.00%, 5/1/2032	759,663	767,154
3.00%, 7/1/2032	235,878	238,205
3.00%, 1/1/2033	988,582	998,331
3.00%, 5/1/2035	67,696	68,116
3.00%, 4/1/2036	487,661	490,416
3.00%, 6/1/2036	298,364	300,049

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 2/1/2038	$1,205,859	$1,212,936
3.00%, 7/1/2043	3,502,934	3,506,269
3.00%, 6/1/2045	104,509	104,393
3.00% 8/1/2045	571,915	572,244
3.00%, 4/1/2046	467,241	465,468
3.00%, 6/1/2046	157,287	156,690
3.00%, 8/1/2046	803,951	800,899
3.00%, 9/1/2046	263,148	262,149
3.00%, 10/1/2046	448,694	446,992
3.00% 11/1/2046	1,433,846	1,428,404
3.00% 12/1/2046	1,252,832	1,248,077
3.00%, 1/1/2047	936,928	933,372
3.00% 2/1/2047	1,769,863	1,763,146
3.00%, 11/1/2047	929,789	925,750
3.00%, 1/1/2048	1,452,497	1,446,187
3.00%, 2/1/2048	1,876,096	1,867,945
3.50%, 4/1/2032	430,441	440,927
3.50%, 6/1/2033	1,143,155	1,170,475
3.50%, 9/1/2033	862,498	883,110
3.50%, 11/1/2034	283,526	290,694
3.50%, 3/1/2037	399,614	409,169
3.50%, 4/1/2042	300,201	307,244
3.50%, 8/1/2043	672,724	687,495
3.50%, 5/1/2044	2,067,550	2,113,132
3.50%, 11/1/2044	56,953	58,083
3.50%, 1/1/2045	74,042	75,510
3.50% 7/1/2045	127,532	129,951
3.50%, 10/1/2045	75,600	76,922
3.50% 12/1/2045	855,962	871,113
3.50%, 1/1/2046	110,470	112,403
3.50%, 3/1/2046	230,373	234,236
3.50%, 4/1/2046	338,976	344,661
3.50%, 6/1/2046	386,967	393,456
3.50%, 8/1/2046	4,061,794	4,132,854
3.50%, 12/1/2046	1,147,187	1,166,426
3.50%, 2/1/2047	808,388	821,945
3.50%, 3/1/2047	825,696	838,643
3.50%, 4/1/2047	543,577	552,100
3.50%, 6/1/2047	581,966	591,091
3.50% 10/1/2047	887,559	901,476
3.50%, 11/1/2047	228,045	231,620
3.50%, 12/1/2047	459,671	466,879
3.50%, 1/1/2048	2,325,696	2,362,163
3.50%, 7/1/2048	1,437,844	1,458,403
4.00%, 4/1/2025	14,350	14,395
4.00%, 11/1/2033	952,846	986,440
4.00%, 4/1/2042	40,764	42,407
4.00%, 6/1/2042	109,847	114,237
4.00%, 7/1/2042	2,106,740	2,191,678
4.00%, 12/1/2044	50,695	52,572
4.00%, 4/1/2045	41,971	43,404
4.00%, 10/1/2045	102,721	106,229
4.00%, 12/1/2045	167,876	173,608
4.00%, 1/1/2046	703,594	727,616
4.00%, 2/1/2046	263,293	272,283
Security Description	Principal Amount	Value
4.00%, 7/1/2046	$1,110,047	$1,148,021
4.00%, 1/1/2047	739,912	765,223
4.00%, 2/1/2047	367,733	380,313
4.00%, 6/1/2047	814,384	842,242
4.00%, 9/1/2047	921,251	952,764
4.00%, 11/1/2047	705,101	729,221
4.00%, 1/1/2048	1,851,479	1,914,813
4.00%, 8/1/2048	1,433,194	1,477,095
4.00%, 10/1/2048	3,869,342	3,987,864
4.50%, 5/1/2042	932,031	988,129
4.50%, 5/1/2044	161,824	170,516
4.50%, 12/1/2045	598,784	630,947
4.50%, 9/1/2046	458,686	481,437
4.50%, 4/1/2047	408,492	427,148
4.50%, 10/1/2047	567,137	593,045
4.50%, 12/1/2047	249,807	261,090
4.50%, 7/1/2048	1,925,100	2,009,439
4.50%, 11/1/2048	1,205,260	1,258,062
4.50%, 4/1/2049	1,500,000	1,568,640
5.00%, 7/1/2041	171,412	185,206
5.50%, 8/1/2038	503,599	548,077
6.00%, 7/1/2040	183,590	205,244
6.25%, 7/15/2032	460,000	635,311
1.70%, 9/29/2020	100,000	98,959
1.75%, 6/29/2020	50,000	49,546
Series GMTN, 1.88%, 11/17/2020	300,000	297,696
Series K025, Class A2, 2.68%, 10/25/2022	125,000	125,446
Series K028, Class A2, 3.11%, 2/25/2023	100,000	101,869
Series K039, Class A2, 3.30%, 7/25/2024	400,000	411,905
Series K040, Class A2, 3.24%, 9/25/2024	575,000	590,807
Series K049, Class A2, 3.01%, 7/25/2025	200,000	202,953
Series K054, Class A2, 2.75%, 1/25/2026	500,000	498,735
Series K062, Class A2, 3.41%, 12/25/2026	400,000	414,854
Series K079, Class A2, 3.93%, 6/25/2028	400,000	430,364
Series K085, Class A2, 4.06%, 10/25/2028 (c)	250,000	271,948
Series K086, Class A2, 3.86%, 11/25/2028 (c)	160,001	171,442
Series K716, Class A2, 3.13%, 6/25/2021	250,000	252,332
Series K718, Class A2, 2.79%, 1/25/2022	500,000	502,300
Series K724, Class A2, 3.06%, 11/25/2023 (c)	500,000	509,090
Series K730, Class A2, 3.59%, 1/25/2025	250,000	260,906

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Federal National Mortgage Association:
1.25%, 5/6/2021	$275,000	$269,063
1.38%, 10/7/2021	325,000	317,879
1.50%, 6/22/2020	100,000	98,922
1.50%, 7/30/2020	500,000	494,310
1.88%, 4/5/2022	500,000	494,455
1.88%, 9/24/2026	500,000	477,790
2.00%, 1/5/2022	150,000	148,899
2.00%, 10/5/2022	250,000	247,750
2.00%, 11/1/2031	152,731	148,427
2.13%, 4/24/2026	200,000	195,454
2.50%, 2/5/2024	750,000	756,975
2.50%, 3/1/2029	261,155	260,413
2.50%, 2/1/2031	146,093	145,510
2.50%, 10/1/2031	245,065	243,639
2.50%, 12/1/2031	432,471	429,954
2.50%, 1/1/2032	146,260	145,409
2.50%, 4/1/2032	1,488,565	1,479,903
2.50%, 10/1/2032	627,246	623,427
2.50%, 12/1/2032	1,288,743	1,280,895
2.50%, 1/1/2033	697,934	693,684
2.63%, 1/11/2022	750,000	757,417
2.63%, 9/6/2024	250,000	253,692
2.88%, 9/12/2023	500,000	511,960
3.00%, 10/1/2028	93,087	94,176
3.00%, 8/1/2029	45,983	46,494
3.00%, 5/1/2030	286,289	289,719
3.00%, 6/1/2030	57,521	58,141
3.00%, 9/1/2030	50,374	50,916
3.00%, 11/1/2030	102,388	103,491
3.00%, 12/1/2030	75,316	76,127
3.00%, 4/1/2031	277,562	280,314
3.00%, 12/1/2031	413,661	417,763
3.00% 2/1/2032	1,704,946	1,721,855
3.00%, 5/1/2032	691,437	697,751
3.00%, 8/1/2032	238,480	240,658
3.00%, 10/1/2032	412,927	416,698
3.00%, 2/1/2033	1,306,484	1,318,415
3.00%, 6/1/2036	90,079	90,566
3.00%, 8/1/2036	448,570	450,993
3.00%, 9/1/2036	835,365	839,877
3.00%, 10/1/2036	233,496	234,758
3.00%, 12/1/2036	403,594	405,774
3.00%, 11/1/2037	757,160	758,168
3.00%, 6/1/2042	1,505,702	1,507,708
3.00%, 6/1/2043	299,354	299,752
3.00%, 7/1/2043	88,682	88,744
3.00%, 2/1/2044	761,109	761,647
3.00%, 1/1/2045	1,268,197	1,269,093
3.00%, 5/1/2045	1,043,296	1,044,034
3.00%, 9/1/2045	89,246	89,124
3.00% 11/1/2045	688,466	687,532
3.00%, 12/1/2045	123,097	122,930
3.00%, 5/1/2046	864,360	860,867
Security Description	Principal Amount	Value
3.00%, 7/1/2046	$995,486	$991,463
3.00%, 10/1/2046	248,770	247,765
3.00%, 11/1/2046	1,246,979	1,241,940
3.00% 12/1/2046	999,503	995,463
3.00% 1/1/2047	2,753,201	2,742,073
3.00%, 2/1/2047	863,452	859,963
3.00%, 5/1/2047	869,369	865,379
3.00%, 11/1/2047	657,840	654,821
3.00%, 2/1/2048	4,896,311	4,873,839
3.50%, 11/1/2025	41,141	42,072
3.50%, 1/1/2027	45,633	46,666
3.50%, 5/1/2029	52,641	53,938
3.50%, 10/1/2029	42,890	43,946
3.50%, 2/1/2031	495,901	507,267
3.50%, 3/1/2032	373,068	381,663
3.50%, 4/1/2032	528,966	541,186
3.50%, 2/1/2033	1,071,477	1,096,427
3.50%, 12/1/2035	58,549	59,981
3.50%, 1/1/2037	379,608	389,141
3.50%, 2/1/2037	591,307	606,156
3.50%, 7/1/2037	333,912	341,642
3.50%, 4/1/2038	745,345	761,658
3.50%, 2/1/2041	125,437	128,285
3.50%, 10/1/2044	46,178	47,059
3.50% 1/1/2045	134,862	137,436
3.50% 2/1/2045	6,055,270	6,187,537
3.50%, 5/1/2045	56,704	57,654
3.50% 8/1/2045	183,489	186,631
3.50%, 11/1/2045	75,394	76,657
3.50% 12/1/2045	945,102	960,934
3.50%, 1/1/2046	719,556	731,609
3.50% 2/1/2046	819,604	833,334
3.50% 4/1/2046	542,616	551,312
3.50% 5/1/2046	878,222	892,296
3.50%, 6/1/2046	229,252	232,925
3.50%, 7/1/2046	517,312	525,602
3.50%, 1/1/2047	754,260	766,347
3.50% 2/1/2047	2,412,724	2,453,313
3.50%, 3/1/2047	817,704	830,808
3.50%, 4/1/2047	1,663,648	1,688,498
3.50% 5/1/2047	4,463,610	4,535,141
3.50%, 6/1/2047	854,960	867,731
3.50%, 7/1/2047	1,300,495	1,328,081
3.50%, 9/1/2047	718,608	729,342
3.50%, 10/1/2047	850,445	863,148
3.50%, 11/1/2047	181,571	184,283
3.50%, 12/1/2047	1,276,841	1,295,913
3.50%, 1/1/2048	368,593	374,099
3.50%, 2/1/2048	392,622	399,412
3.50%, 6/1/2048	1,370,422	1,388,998
4.00%, 9/1/2019	5,386	5,384
4.00%, 3/1/2021	14,310	14,407
4.00%, 10/1/2033	176,523	183,971
4.00%, 1/1/2039	337,241	349,378
4.00%, 2/1/2039	290,194	300,637

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 12/1/2040	$71,854	$74,730
4.00%, 2/1/2043	408,030	424,363
4.00% 10/1/2043	989,873	1,028,819
4.00%, 11/1/2043	328,996	341,949
4.00%, 12/1/2043	279,176	290,168
4.00% 10/1/2044	69,995	72,526
4.00%, 1/1/2045	963,770	1,001,715
4.00%, 3/1/2045	58,938	60,898
4.00%, 5/1/2045	2,137,247	2,217,746
4.00%, 7/1/2045	63,988	66,116
4.00% 9/1/2045	272,705	281,777
4.00% 12/1/2045	124,508	128,649
4.00%, 4/1/2046	302,406	312,490
4.00%, 7/1/2046	408,226	421,838
4.00%, 11/1/2046	685,446	708,302
4.00%, 12/1/2046	722,198	746,281
4.00%, 4/1/2047	801,177	827,886
4.00%, 7/1/2047	905,091	935,263
4.00%, 8/1/2047	780,271	806,283
4.00%, 9/1/2047	745,132	769,972
4.00%, 12/1/2047	970,398	1,002,748
4.00%, 2/1/2048	2,256,308	2,331,526
4.00%, 7/1/2048	1,034,240	1,065,036
4.00%, 8/1/2048	4,352,820	4,477,319
4.00%, 9/1/2048	2,127,850	2,188,711
4.50%, 5/1/2020	477	478
4.50%, 12/1/2040	146,606	154,710
4.50%, 1/1/2042	77,992	82,506
4.50% 9/1/2043	149,207	157,407
4.50%, 11/1/2043	95,811	100,961
4.50%, 5/1/2044	282,657	297,374
4.50%, 6/1/2044	84,847	89,265
4.50%, 2/1/2046	299,863	316,438
4.50%, 3/1/2046	1,005,211	1,059,239
4.50%, 7/1/2046	353,762	369,810
4.50%, 11/1/2047	1,199,444	1,251,533
4.50%, 4/1/2048	661,700	689,553
4.50% 8/1/2048	2,622,924	2,738,372
4.50%, 11/1/2048	1,649,996	1,722,620
4.50%, 12/1/2048	1,266,705	1,322,459
5.00%, 1/1/2039	636,196	686,846
5.00%, 6/1/2040	329,841	353,224
5.00%, 7/1/2041	50,922	54,531
5.00%, 5/1/2042	60,324	64,601
5.00%, 11/1/2044	788,548	844,490
5.00%, 1/1/2045	65,413	69,838
5.00%, 6/1/2048	1,343,967	1,421,875
5.00%, 9/1/2048	1,287,959	1,362,651
5.50%, 2/1/2037	32,402	35,150
5.50%, 4/1/2038	151,792	165,140
5.50%, 9/1/2040	47,059	51,215
5.50%, 9/1/2041	74,363	80,902
5.50% 5/1/2044	872,896	947,449
5.63%, 7/15/2037	80,000	108,598
6.63%, 11/15/2030	365,000	503,218
Security Description	Principal Amount	Value
7.25%, 5/15/2030	$75,000	$106,873
Series 2013-M12, Class APT, 2.40%, 3/25/2023 (c)	31,662	31,514
Series 2013-M3, Class A2, 2.51%, 11/25/2022 (c)	150,000	149,262
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (c)	750,000	763,075
Series 2014-M3, Class A2, 3.48%, 1/25/2024 (c)	48,424	50,061
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (c)	250,000	252,370
Series 2017-M12, Class A2, 3.08%, 6/25/2027 (c)	400,000	404,620
Series 2018-M2, Class A2, 2.90%, 1/25/2028 (c)	250,000	248,863
TBA, 3.00%, 4/1/2034 (d)	750,000	756,645
TBA, 3.50%, 4/1/2034 (d)	350,000	357,955
TBA, 3.50%, 4/1/2049 (d)	3,500,000	3,546,900
TBA, 4.00%, 4/1/2034 (d)	1,350,000	1,390,567
TBA, 4.00%, 4/1/2049 (d)	6,100,000	6,273,301
TBA, 5.00%, 4/1/2049 (d)	1,000,000	1,057,250
Government National Mortgage Association:
3.00%, 1/20/2043	633,859	641,011
3.00%, 5/20/2043	318,725	321,876
3.00%, 12/20/2044	69,656	70,226
3.00%, 3/20/2045	38,329	38,578
3.00%, 4/20/2045	112,467	113,196
3.00%, 6/20/2045	57,233	57,604
3.00%, 7/20/2045	105,126	105,807
3.00%, 8/20/2045	94,926	95,541
3.00%, 3/20/2046	1,015,845	1,021,389
3.00%, 4/20/2046	97,871	98,405
3.00%, 5/20/2046	170,820	171,753
3.00%, 7/20/2046	109,073	109,668
3.00%, 8/20/2046	353,854	355,785
3.00%, 9/20/2046	248,189	249,543
3.00%, 10/20/2046	250,522	251,889
3.00%, 11/20/2046	448,774	451,222
3.00%, 12/20/2046	1,759,930	1,769,533
3.00%, 2/20/2047	842,669	847,267
3.00%, 4/20/2047	1,202,579	1,207,638
3.00%, 5/20/2047	878,311	882,006
3.00%, 6/20/2047	418,931	420,693
3.00%, 7/20/2047	839,281	842,811
3.00%, 8/20/2047	417,991	419,750
3.00%, 10/20/2047	628,697	631,341
3.00%, 1/20/2048	2,316,910	2,326,656
3.00%, 2/20/2048	1,401,957	1,407,855
3.00%, 3/20/2048	2,443,726	2,454,005
3.50%, 10/20/2042	505,198	520,406
3.50%, 5/20/2043	75,382	77,569
3.50%, 9/20/2043	52,063	53,573
3.50%, 11/20/2043	428,334	440,758
3.50%, 10/20/2044	55,219	56,691
3.50%, 11/20/2044	2,448,826	2,514,098

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 12/20/2044	$37,828	$38,837
3.50%, 3/20/2045	34,976	35,852
3.50%, 4/20/2045	106,446	109,111
3.50%, 6/20/2045	1,545,427	1,584,126
3.50%, 10/20/2045	3,084,198	3,161,428
3.50%, 1/20/2046	1,165,028	1,194,201
3.50%, 3/20/2046	253,781	259,784
3.50%, 4/20/2046	135,541	138,747
3.50%, 5/20/2046	141,021	144,356
3.50%, 6/20/2046	2,195,358	2,247,285
3.50%, 7/20/2046	350,832	359,130
3.50%, 10/20/2046	664,578	680,297
3.50%, 11/20/2046	430,136	440,310
3.50%, 12/20/2046	1,403,442	1,436,638
3.50%, 5/20/2047	1,215,729	1,242,548
3.50%, 6/20/2047	837,971	856,457
3.50%, 7/20/2047	647,342	661,623
3.50%, 8/20/2047	1,031,488	1,054,243
3.50%, 9/20/2047	443,250	453,029
3.50%, 10/20/2047	427,644	437,078
3.50%, 1/20/2048	3,881,310	3,966,933
3.50%, 2/20/2048	1,812,003	1,851,977
3.50%, 6/20/2048	669,813	684,407
3.50%, 8/20/2048	513,266	524,449
4.00%, 4/15/2040	57,701	60,158
4.00%, 2/20/2042	24,763	25,832
4.00%, 7/20/2042	16,946	17,651
4.00%, 7/15/2044	56,329	58,433
4.00%, 8/20/2044	34,930	36,292
4.00%, 10/20/2044	311,347	323,491
4.00%, 5/15/2045	59,794	62,027
4.00%, 6/15/2045	126,241	130,956
4.00%, 8/20/2045	37,452	38,854
4.00%, 11/20/2045	455,895	472,959
4.00%, 2/20/2046	349,182	362,252
4.00%, 5/20/2046	378,036	391,224
4.00%, 6/20/2046	252,670	261,485
4.00%, 1/20/2047	850,249	879,911
4.00%, 3/20/2047	424,048	438,841
4.00%, 4/20/2047	816,069	843,874
4.00%, 5/20/2047	560,104	579,187
4.00%, 6/20/2047	3,667,562	3,792,521
4.00%, 7/20/2047	578,544	598,256
4.00%, 8/20/2047	239,061	247,206
4.00%, 1/20/2048	441,859	456,914
4.00%, 6/20/2048	245,604	253,694
4.00%, 8/20/2048	2,818,662	2,911,514
4.00%, 9/20/2048	2,448,534	2,529,193
4.00%, 11/20/2048	989,169	1,021,754
4.50%, 1/20/2044	148,552	156,084
4.50%, 11/20/2044	45,698	47,756
4.50%, 12/20/2044	36,939	38,603
4.50%, 4/20/2046	222,920	232,960
4.50%, 6/20/2046	160,085	167,296
4.50%, 7/20/2046	205,128	214,367
Security Description	Principal Amount	Value
4.50%, 4/20/2047	$827,543	$865,044
4.50%, 8/20/2047	263,998	275,197
4.50%, 11/20/2047	2,514,941	2,621,628
4.50%, 12/20/2047	158,369	165,087
4.50%, 9/20/2048	2,442,952	2,538,491
4.50%, 11/20/2048	1,431,563	1,487,549
5.00%, 6/15/2040	49,005	52,600
5.00%, 10/15/2041	92,141	98,477
5.00%, 3/20/2044	68,003	72,334
5.00%, 12/20/2045	240,132	255,391
5.00%, 1/20/2048	585,667	615,249
5.00%, 5/20/2048	632,098	661,229
5.00%, 9/20/2048	1,269,111	1,327,197
5.50%, 10/20/2043	58,373	65,000
5.50%, 5/20/2045	701,665	780,385
TBA, 3.00%, 4/1/2049 (d)	1,250,000	1,254,987
TBA, 3.50%, 4/1/2049 (d)	2,200,000	2,247,366
TBA, 4.00%, 4/1/2049 (d)	1,750,000	1,806,752
TBA, 4.50%, 4/1/2049 (d)	1,250,000	1,297,912
Iraq Government AID Bond 2.15%, 1/18/2022	200,000	198,636
Tennessee Valley Authority:
2.88%, 9/15/2024	100,000	102,150
3.50%, 12/15/2042	175,000	178,952
4.25%, 9/15/2065	100,000	118,138
5.25%, 9/15/2039	150,000	192,347
Series A, 2.88%, 2/1/2027	150,000	151,787
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $296,416,038)		295,971,312
U.S. TREASURY OBLIGATIONS — 38.2%
Treasury Bonds:
2.25%, 8/15/2046	1,425,000	1,271,027
2.50%, 2/15/2045	1,840,000	1,735,922
2.50%, 2/15/2046	1,400,000	1,316,954
2.50%, 5/15/2046	1,100,000	1,034,054
2.75%, 8/15/2042	400,000	398,290
2.75%, 11/15/2042	500,000	497,341
2.75%, 8/15/2047	700,000	690,199
2.75%, 11/15/2047	1,650,000	1,626,649
2.88%, 5/15/2043	1,850,000	1,878,337
2.88%, 8/15/2045	1,480,000	1,499,765
2.88%, 11/15/2046 (b)	1,750,000	1,772,305
3.00%, 5/15/2042	325,000	338,125
3.00%, 11/15/2044	1,925,000	1,996,220
3.00%, 5/15/2045	1,875,000	1,945,480
3.00%, 11/15/2045	2,400,000	2,490,956
3.00%, 2/15/2047	700,000	726,640
3.00%, 5/15/2047	2,700,000	2,799,028
3.00%, 2/15/2048	1,700,000	1,759,603
3.00%, 8/15/2048	1,950,000	2,019,341
3.00%, 2/15/2049 (b)	1,000,000	1,036,112
3.13%, 11/15/2041	2,200,000	2,340,261
3.13%, 2/15/2042	1,725,000	1,833,212

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 2/15/2043	$1,825,000	$1,933,731
3.13%, 8/15/2044	1,250,000	1,324,587
3.13%, 5/15/2048	1,375,000	1,458,422
3.38%, 5/15/2044	1,350,000	1,491,802
3.38%, 11/15/2048	2,100,000	2,337,867
3.50%, 2/15/2039	2,500,000	2,832,638
3.63%, 8/15/2043	1,600,000	1,838,274
3.63%, 2/15/2044	2,475,000	2,846,362
3.75%, 8/15/2041	700,000	818,932
3.75%, 11/15/2043	1,425,000	1,670,305
3.88%, 8/15/2040	750,000	893,052
4.25%, 5/15/2039	1,500,000	1,875,367
4.25%, 11/15/2040	1,000,000	1,252,572
4.38%, 2/15/2038	775,000	980,414
4.38%, 11/15/2039	4,100,000	5,209,328
4.38%, 5/15/2040	575,000	731,458
4.38%, 5/15/2041	300,000	382,590
4.50%, 2/15/2036	2,500,000	3,165,648
4.50%, 8/15/2039	650,000	839,262
4.63%, 2/15/2040	1,190,000	1,562,119
4.75%, 2/15/2037	350,000	459,235
4.75%, 2/15/2041	650,000	869,439
5.25%, 11/15/2028	450,000	558,718
Treasury Notes:
1.13%, 4/30/2020	100,000	98,658
1.13%, 2/28/2021	850,000	831,359
1.13%, 6/30/2021	2,250,000	2,195,391
1.13%, 7/31/2021	1,175,000	1,144,724
1.13%, 8/31/2021 (b)	2,350,000	2,287,545
1.13%, 9/30/2021	1,300,000	1,265,286
1.25%, 3/31/2021	200,000	196,054
1.25%, 10/31/2021	1,400,000	1,364,914
1.25%, 7/31/2023	250,000	239,812
1.38%, 4/30/2020	350,000	346,219
1.38%, 5/31/2020	500,000	494,152
1.38%, 8/31/2020 (b)	3,200,000	3,155,630
1.38%, 9/15/2020	1,500,000	1,479,561
1.38%, 9/30/2020	550,000	542,037
1.38%, 10/31/2020	1,100,000	1,083,434
1.38%, 1/31/2021	5,500,000	5,407,499
1.38%, 4/30/2021	525,000	515,432
1.38%, 5/31/2021	3,775,000	3,703,404
1.38%, 6/30/2023	2,500,000	2,412,657
1.38%, 9/30/2023	550,000	529,598
1.50%, 5/31/2020	300,000	296,913
1.50%, 1/31/2022	450,000	440,861
1.50%, 8/15/2026	1,850,000	1,744,849
1.63%, 6/30/2020	75,000	74,293
1.63%, 7/31/2020	5,600,000	5,544,280
1.63%, 10/15/2020 (b)	1,150,000	1,137,470
1.63%, 11/15/2022	3,000,000	2,936,686
1.63%, 5/31/2023	1,250,000	1,219,548
1.63%, 2/15/2026	1,925,000	1,839,418
1.63%, 5/15/2026	2,350,000	2,241,352
1.75%, 10/31/2020	650,000	643,941
Security Description	Principal Amount	Value
1.75%, 11/15/2020	$1,350,000	$1,337,392
1.75%, 12/31/2020	5,500,000	5,446,195
1.75%, 11/30/2021	1,500,000	1,480,695
1.75%, 2/28/2022	300,000	295,858
1.75%, 3/31/2022	250,000	246,472
1.75%, 4/30/2022	300,000	295,623
1.75%, 5/31/2022	1,000,000	985,224
1.75%, 6/30/2022	3,750,000	3,694,068
1.75%, 1/31/2023	2,925,000	2,872,726
1.75%, 5/15/2023	250,000	245,167
1.88%, 12/15/2020	5,000,000	4,962,538
1.88%, 1/31/2022	1,850,000	1,831,373
1.88%, 2/28/2022	5,500,000	5,443,501
1.88%, 3/31/2022	5,500,000	5,444,612
1.88%, 4/30/2022	6,000,000	5,935,499
1.88%, 5/31/2022	100,000	98,906
1.88%, 7/31/2022	1,000,000	988,424
1.88%, 8/31/2022	150,000	148,224
1.88%, 9/30/2022	500,000	494,078
1.88%, 8/31/2024	850,000	833,070
2.00%, 2/28/2021	750,000	745,735
2.00%, 5/31/2021	350,000	347,955
2.00%, 8/31/2021 (b)	300,000	298,122
2.00%, 10/31/2021	3,500,000	3,477,536
2.00%, 11/15/2021	500,000	496,890
2.00%, 12/31/2021	3,000,000	2,981,689
2.00%, 7/31/2022	100,000	99,253
2.00%, 10/31/2022	5,000,000	4,960,223
2.00%, 11/30/2022	2,000,000	1,983,665
2.00%, 2/15/2023	500,000	495,604
2.00%, 5/31/2024	1,750,000	1,728,108
2.00%, 6/30/2024	350,000	345,430
2.00%, 2/15/2025	2,375,000	2,336,264
2.00%, 8/15/2025	1,500,000	1,472,045
2.00%, 11/15/2026	2,250,000	2,195,377
2.13%, 8/31/2020	1,650,000	1,644,628
2.13%, 8/15/2021	5,500,000	5,481,266
2.13%, 6/30/2022	4,500,000	4,484,872
2.13%, 12/31/2022	3,900,000	3,884,000
2.13%, 11/30/2023	1,000,000	994,575
2.13%, 3/31/2024 (d)	5,975,000	5,942,053
2.13%, 7/31/2024	2,500,000	2,482,144
2.13%, 9/30/2024	1,500,000	1,488,350
2.13%, 11/30/2024	1,250,000	1,239,520
2.13%, 5/15/2025	2,350,000	2,325,133
2.25%, 12/31/2023	1,750,000	1,750,001
2.25%, 1/31/2024	1,000,000	999,959
2.25%, 10/31/2024	1,250,000	1,248,097
2.25%, 11/15/2024	1,675,000	1,671,742
2.25%, 12/31/2024	1,250,000	1,247,765
2.25%, 11/15/2025 (b)	1,975,000	1,965,815
2.25%, 3/31/2026	4,500,000	4,478,976
2.25%, 2/15/2027	2,000,000	1,984,927
2.25%, 8/15/2027	2,000,000	1,980,970
2.25%, 11/15/2027	2,750,000	2,721,016

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.38%, 3/15/2021	$1,000,000	$1,001,701
2.38%, 4/15/2021	750,000	751,392
2.38%, 3/15/2022	8,000,000	8,034,541
2.38%, 1/31/2023	1,500,000	1,507,710
2.38%, 8/15/2024	1,950,000	1,959,931
2.38%, 5/15/2027	2,900,000	2,903,011
2.50%, 5/31/2020	1,650,000	1,652,241
2.50%, 6/30/2020	2,500,000	2,503,386
2.50%, 12/31/2020	1,500,000	1,504,545
2.50%, 2/28/2021	2,000,000	2,007,818
2.50%, 1/15/2022	6,000,000	6,040,924
2.50%, 2/15/2022	2,000,000	2,014,679
2.50%, 3/31/2023	1,250,000	1,262,624
2.50%, 1/31/2024 (b)	6,000,000	6,069,817
2.50%, 1/31/2025	1,000,000	1,011,500
2.50%, 2/28/2026	2,500,000	2,528,128
2.63%, 8/15/2020	150,000	150,482
2.63%, 8/31/2020	5,750,000	5,769,839
2.63%, 11/15/2020	250,000	251,086
2.63%, 5/15/2021	1,500,000	1,510,563
2.63%, 6/15/2021	1,350,000	1,360,667
2.63%, 7/15/2021	3,000,000	3,023,745
2.63%, 12/15/2021	2,500,000	2,524,975
2.63%, 2/28/2023	2,000,000	2,029,039
2.63%, 6/30/2023	3,600,000	3,656,205
2.63%, 12/31/2023	3,000,000	3,051,107
2.63%, 3/31/2025	1,000,000	1,018,346
2.63%, 12/31/2025	3,250,000	3,312,072
2.63%, 1/31/2026	2,000,000	2,038,439
2.63%, 2/15/2029 (b)	5,000,000	5,092,233
2.75%, 9/30/2020	5,000,000	5,028,676
2.75%, 11/30/2020	2,500,000	2,516,866
2.75%, 8/15/2021	1,000,000	1,011,177
2.75%, 4/30/2023	3,250,000	3,314,242
2.75%, 5/31/2023	1,500,000	1,530,359
2.75%, 7/31/2023	1,000,000	1,020,944
2.75%, 8/31/2023	1,250,000	1,276,693
2.75%, 11/15/2023	1,500,000	1,532,725
2.75%, 2/15/2024	100,000	102,293
2.75%, 2/28/2025	2,250,000	2,306,757
2.75%, 6/30/2025	2,750,000	2,820,787
2.75%, 8/31/2025	2,500,000	2,564,794
2.88%, 10/31/2020	3,250,000	3,276,370
2.88%, 9/30/2023	2,000,000	2,053,709
2.88%, 10/31/2023	2,000,000	2,054,634
2.88%, 11/30/2023	3,000,000	3,084,671
2.88%, 4/30/2025	1,250,000	1,290,754
2.88%, 5/31/2025	3,900,000	4,027,045
2.88%, 7/31/2025	4,000,000	4,133,086
2.88%, 11/30/2025	1,500,000	1,551,249
2.88%, 5/15/2028	2,000,000	2,077,608
2.88%, 8/15/2028	2,750,000	2,857,455
3.00%, 9/30/2025	2,500,000	2,603,083
3.00%, 10/31/2025	2,750,000	2,864,004
3.13%, 11/15/2028	4,750,000	5,039,045
Security Description	Principal Amount	Value
3.63%, 2/15/2021	$1,600,000	$1,638,291
U.S. Treasury Notes:
1.63%, 8/31/2022	1,150,000	1,126,947
1.63%, 4/30/2023	2,500,000	2,440,079
2.75%, 2/15/2028	1,750,000	1,800,047
TOTAL U.S. TREASURY OBLIGATIONS (Cost $379,278,637)		381,297,406
MUNICIPAL BONDS & NOTES — 0.5%
CALIFORNIA — 0.2%
Bay Area Toll Authority 6.91%, 10/1/2050	25,000	38,230
California, State General Obligation:
3.50%, 4/1/2028	250,000	262,587
7.30%, 10/1/2039	125,000	180,879
7.50%, 4/1/2034	100,000	144,365
7.55%, 4/1/2039	100,000	151,872
California, State University Series B, 3.90%, 11/1/2047	100,000	100,142
Los Angeles Department of Water & Power Power System Revenue 5.72%, 7/1/2039	100,000	128,080
Los Angeles, CA, Unified School District, General Obligation 5.75%, 7/1/2034	25,000	30,732
Regents of the University of California Medical Center Pooled Revenue Series H, 6.55%, 5/15/2048	50,000	69,472
San Jose Redev. Agency Successor Agency Series A-T, 3.38%, 8/1/2034	275,000	274,763
State of California 7.60%, 11/1/2040	250,000	388,122
University of California Series AX, 3.06%, 7/1/2025	300,000	305,286
		2,074,530
FLORIDA — 0.1%
County of Miami-Dade FL Aviation Revenue Series C, 4.28%, 10/1/2041	125,000	128,981
State Board of Administration Finance Corp.:
Series A, 2.64%, 7/1/2021	150,000	150,374
Series A, 3.00%, 7/1/2020	100,000	100,528
		379,883
GEORGIA — 0.0% (a)
Georgia, Municipal Electric Authority Revenue 6.66%, 4/1/2057	165,000	198,325
ILLINOIS — 0.1%
Chicago O'Hare International Airport:

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series C, 4.47%, 1/1/2049	$50,000	$54,925
Series C, 4.57%, 1/1/2054	50,000	55,456
Sales Tax Securitization Corp. 3.59%, 1/1/2043	275,000	252,675
State of Illinois:
5.10%, 6/1/2033	50,000	49,131
6.63%, 2/1/2035	200,000	217,066
7.35%, 7/1/2035	100,000	113,623
		742,876
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts Series E, 4.20%, 12/1/2021	100,000	102,699
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri 3.65%, 8/15/2057	100,000	98,842
NEW JERSEY — 0.0% (a)
New Jersey Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	100,000	145,808
NEW YORK — 0.1%
New York City Water & Sewer System 5.44%, 6/15/2043	25,000	32,254
New York, State Urban Development Corp. Series B, 3.90%, 3/15/2033	100,000	104,063
Port Authority of New York & New Jersey:
4.03%, 9/1/2048	125,000	134,972
4.46%, 10/1/2062	340,000	380,912
5.65%, 11/1/2040	100,000	129,405
Series 192, 4.81%, 10/15/2065	25,000	29,410
		811,016
OHIO — 0.0% (a)
American Municipal Power Inc. 7.83%, 2/15/2041	150,000	226,137
PENNSYLVANIA — 0.0% (a)
Commonwealth Financing Authority Series A, 4.14%, 6/1/2038	125,000	131,189
TEXAS — 0.0% (a)
Dallas Area Rapid Transit 5.02%, 12/1/2048	100,000	121,213
Permanent University Fund - University of Texas System 3.38%, 7/1/2047	150,000	146,623
		267,836
Security Description	Principal Amount	Value
VIRGINIA — 0.0% (a)
University of Virginia Series C, 4.18%, 9/1/2117	$50,000	$51,702
TOTAL MUNICIPAL BONDS & NOTES (Cost $5,162,786)		5,230,843
MORTGAGE-BACKED SECURITIES — 1.2%
Banc of America Commercial Mortgage Trust 2015-UBS7 Series 2015-UBS7, Class A4, 3.71%, 9/15/2048	100,000	103,568
BANK 2017-BNK8:
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	90,000	92,058
Series 2017-BNK8, Class B, 3.93%, 11/15/2050 (c)	50,000	51,021
BANK 2018-BNK13 Series 2018-BN13, Class A5, 4.22%, 8/15/2061 (c)	100,000	107,663
BANK 2018-BNK14 Series 2018-BN14, Class A4, 4.23%, 9/15/2060	143,329	154,343
BANK 2018-BNK15 Series 2018-BN15, Class A4, 4.41%, 11/15/2061	100,000	108,985
BENCHMARK Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051	130,000	136,549
Series 2018-B5, Class A4, 4.21%, 7/15/2051	100,000	107,732
CD Mortgage Trust Series 2017-CD6, Class A5, 3.46%, 11/13/2050	100,000	101,684
CFCRE Commercial Mortgage Trust 2016-C7 Series 2016-C7, Class A3, 3.84%, 12/10/2054	300,000	312,241
Citigroup Commercial Mortgage Trust Series 2015-GC33, Class A4, 3.78%, 9/10/2058	600,000	624,578
Citigroup Commercial Mortgage Trust 2013-GC11 Series 2013-GC11, Class A4, 3.09%, 4/10/2046	75,000	75,658
Citigroup Commercial Mortgage Trust 2017-C4 Series 2017-C4, Class A4, 3.47%, 10/12/2050	250,000	254,946
COMM 2014-CCRE16 Mortgage Trust:
Series 2014-CR16, Class A4, 4.05%, 4/10/2047	100,000	104,900
Series 2014-CR16, Class B, 4.58%, 4/10/2047	400,000	419,314
COMM 2014-UBS6 Mortgage Trust Series 2014-UBS6, Class A5, 3.64%, 12/10/2047	100,000	103,322

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
COMM 2015-LC21 Mortgage Trust Series 2015-LC21, Class A4, 3.71%, 7/10/2048	$50,000	$51,709
COMM 2015-LC23 Mortgage Trust Series 2015-LC23, Class ASB, 3.60%, 10/10/2048	300,000	308,283
COMM Mortgage Trust:
Series 2013-CR8, Class A4, 3.33%, 6/10/2046	41,382	41,994
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	100,000	107,334
Commercial Mortgage Pass Through Certificates Series 2014-CR14, Class A3, 3.96%, 2/10/2047	400,000	417,831
CSAIL 2015-C1 Commercial Mortgage Trust Series 2015-C1, Class AS, 3.79%, 4/15/2050 (c)	150,000	152,386
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	250,000	253,065
Series 2018-C14, Class A4, 4.42%, 11/15/2051	50,000	54,378
Federal National Mortgage Association Series 2017-M15, Class A2, 2.96%, 9/25/2027 (c)	500,000	501,605
GS Mortgage Securities Trust 2013-GC13 Series 2013-GC13, Class A5, 4.05%, 7/10/2046 (c)	80,000	84,538
GS Mortgage Securities Trust 2013-GC16 Series 2013-GC16, Class A3, 4.24%, 11/10/2046	93,403	98,686
GS Mortgage Securities Trust 2013-GCJ12 Series 2013-GC12, Class AS, 3.38%, 6/10/2046	150,000	151,281
GS Mortgage Securities Trust 2016-GS3 Series 2016-GS3, Class A4, 2.85%, 10/10/2049	200,000	196,516
GS Mortgage Securities Trust 2017-GS5 Series 2017-GS5, Class A2, 3.22%, 3/10/2050	300,000	302,427
GS Mortgage Securities Trust 2017-GS8 Series 2017-GS8, Class A4, 3.47%, 11/10/2050	250,000	254,518
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 Series 2013-C16, Class A4, 4.17%, 12/15/2046	60,000	63,418
Security Description	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust 2014-C18 Series 2014-C18, Class AS, 4.44%, 2/15/2047 (c)	$50,000	$52,685
JPMBB Commercial Mortgage Securities Trust 2015-C29:
Series 2015-C29, Class A2, 2.92%, 5/15/2048	206,609	206,506
Series 2015-C29, Class A4, 3.61%, 5/15/2048	100,000	103,362
JPMBB Commercial Mortgage Securities Trust 2015-C33 Series 2015-C33, Class A4, 3.77%, 12/15/2048	100,000	103,859
JPMBB Commercial Mortgage Securities Trust 2016-C1 Series 2016-C1, Class B, 4.74%, 3/15/2049 (c)	300,000	322,305
JPMCC Commercial Mortgage Securities Trust 2017-JP6 Series 2017-JP6, Class A5, 3.49%, 7/15/2050	500,000	509,511
JPMDB Commercial Mortgage Securities Trust 2017-C5 Series 2017-C5, Class A2, 3.33%, 3/15/2050	300,000	303,876
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C20, Class A4, 3.25%, 2/15/2048	200,000	202,588
Series 2016-C29, Class A2, 2.79%, 5/15/2049	200,000	199,452
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 Series 2012-C6, Class A4, 2.86%, 11/15/2045	173,869	173,645
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 Series 2013-C7, Class A4, 2.92%, 2/15/2046	300,000	300,061
Morgan Stanley Capital I Trust 2015-MS1 Series 2015-MS1, Class A3, 3.51%, 5/15/2048	220,000	225,249
Morgan Stanley Capital I Trust 2018-L1 Series 2018-L1, Class A3, 4.14%, 10/15/2051	150,000	160,203
UBS Commercial Mortgage Trust Series 2018-C8, Class A4, 3.98%, 2/15/2051	400,000	422,204
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, 3.18%, 3/10/2046	175,000	177,344
Wells Fargo Commercial Mortgage Trust 2014-LC18 Series 2014-LC18, Class ASB, 3.24%, 12/15/2047	225,000	227,779

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust 2015-C31 Series 2015-C31, Class A3, 3.43%, 11/15/2048	$100,000	$101,776
Wells Fargo Commercial Mortgage Trust 2015-P2 Series 2015-P2, Class A3, 3.54%, 12/15/2048	300,000	308,750
Wells Fargo Commercial Mortgage Trust 2017-C39 Series 2017-C39, Class A4, 3.16%, 9/15/2050	300,000	298,754
Wells Fargo Commercial Mortgage Trust 2017-C42 Series 2017-C42, Class A4, 3.59%, 12/15/2050	250,000	256,575
Wells Fargo Commercial Mortgage Trust 2018-C47 Series 2018-C47, Class A4, 4.44%, 9/15/2061	150,000	164,352
WFRBS Commercial Mortgage Trust 2013-C17 Series 2013-C17, Class AS, 4.26%, 12/15/2046	210,000	219,573
WFRBS Commercial Mortgage Trust 2014-C19:
Series 2014-C19, Class A3, 3.66%, 3/15/2047	66,069	66,861
Series 2014-C19, Class A4, 3.83%, 3/15/2047	110,000	114,350
WFRBS Commercial Mortgage Trust 2014-C25 Series 2014-C25, Class A5, 3.63%, 11/15/2047	500,000	516,227
WFRBS Commercial Mortgage Trust 2014-LC14 Series 2014-LC14, Class A5, 4.05%, 3/15/2047	100,000	104,994
TOTAL MORTGAGE-BACKED SECURITIES (Cost $11,768,102)		11,741,372
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.0% (a)
BENCHMARK Mortgage Trust Series 2019-B10, Class A4, 3.72%, 3/15/2062 (d)	115,000	119,324
UBS Commercial Mortgage Trust Series 2019-C16, Class A4, 3.60%, 4/15/2052 (d)	100,000	102,230
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $221,445)		221,554

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 6.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (g) (h)	20,770,356	$20,770,356
State Street Navigator Securities Lending Portfolio II (i) (j)	39,495,105	39,495,105
TOTAL SHORT-TERM INVESTMENTS (Cost $60,265,461)		60,265,461
TOTAL INVESTMENTS — 104.8% (Cost $1,046,247,808)		1,047,510,720
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.8)%		(47,815,626)
NET ASSETS — 100.0%		$999,695,094
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	When-issued security.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2019. Maturity date shown is the final maturity.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2019.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	= Bank Notes
GMTN	= Global Medium Term Note
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$249,123,918	$—	$249,123,918
Asset-Backed Securities	—	4,571,631	—	4,571,631
Foreign Government Obligations	—	39,087,223	—	39,087,223
U.S. Government Agency Obligations	—	295,971,312	—	295,971,312
U.S. Treasury Obligations	—	381,297,406	—	381,297,406
Municipal Bonds & Notes	—	5,230,843	—	5,230,843
Mortgage-Backed Securities	—	11,741,372	—	11,741,372
Commercial Mortgage Backed Securities	—	221,554	—	221,554
Short-Term Investments	60,265,461	—	—	60,265,461
TOTAL INVESTMENTS	$60,265,461	$987,245,259	$—	$1,047,510,720
Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	12,039,221	$12,039,221	$78,928,419	$70,197,284	$—	$—	20,770,356	$20,770,356	$66,836	$—
State Street Navigator Securities Lending Portfolio II	—	—	50,119,178	10,624,073	—	—	39,495,105	39,495,105	4,750	—
Total		$12,039,221	$129,047,597	$80,821,357	$—	$—		$60,265,461	$71,586	$—
See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments
March 31, 2019 (Unaudited)

State Street Global Equity ex-U.S. Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Global Equity Ex-U.S. Index Portfolio. The schedule of investments for the State Street Global Equity Ex-U.S. Index Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 96.3%
AUSTRALIA — 4.6%
AGL Energy, Ltd.	68,080	$1,052,811
Alumina, Ltd.	267,843	460,435
Amcor, Ltd.	123,358	1,348,585
AMP, Ltd. (a)	335,655	500,708
APA Group	128,919	913,944
Aristocrat Leisure, Ltd.	59,156	1,029,946
ASX, Ltd.	20,263	1,005,264
Aurizon Holdings, Ltd.	210,058	678,927
AusNet Services	172,011	216,884
Australia & New Zealand Banking Group, Ltd.	307,976	5,694,602
Bank of Queensland, Ltd. (a)	38,695	250,132
Bendigo & Adelaide Bank, Ltd. (a)	50,810	349,379
BHP Group PLC	223,763	5,390,046
BHP Group, Ltd.	315,208	8,618,217
BlueScope Steel, Ltd.	56,379	558,681
Boral, Ltd.	120,339	392,366
Brambles, Ltd.	169,432	1,415,386
Caltex Australia, Ltd.	27,007	502,824
Challenger, Ltd.	62,335	366,636
CIMIC Group, Ltd.	10,985	376,582
Coca-Cola Amatil, Ltd.	53,493	328,689
Cochlear, Ltd.	6,382	785,557
Coles Group, Ltd. (a)(b)	118,037	993,594
Commonwealth Bank of Australia	189,231	9,495,444
Computershare, Ltd.	46,891	568,918
Crown Resorts, Ltd.	39,227	320,725
CSL, Ltd.	48,555	6,723,683
Dexus REIT	110,612	1,001,023
Domino's Pizza Enterprises, Ltd. (a)	8,153	251,466
Flight Centre Travel Group, Ltd.	6,470	193,260
Fortescue Metals Group, Ltd. (a)	165,499	835,867
Goodman Group REIT	172,310	1,634,045
GPT Group REIT	198,436	875,355
Harvey Norman Holdings, Ltd. (a)	67,556	192,913
Incitec Pivot, Ltd.	184,139	408,106
Insurance Australia Group, Ltd.	243,931	1,330,762
LendLease Group	61,502	540,857
Macquarie Group, Ltd.	34,106	3,135,483
Medibank Pvt, Ltd.	283,639	556,093
Mirvac Group REIT	395,098	771,809
National Australia Bank, Ltd.	293,939	5,276,364
Newcrest Mining, Ltd.	81,089	1,469,416
Oil Search, Ltd.	140,197	781,773
Security Description	Shares	Value
Orica, Ltd.	43,563	$545,560
Origin Energy, Ltd.	184,656	944,427
QBE Insurance Group, Ltd.	138,182	1,208,320
Ramsay Health Care, Ltd. (a)	15,771	720,908
REA Group, Ltd.	6,430	341,196
Santos, Ltd.	189,850	921,093
Scentre Group REIT	564,647	1,648,508
SEEK, Ltd.	36,624	456,318
Sonic Healthcare, Ltd.	45,254	789,510
South32, Ltd. (c)	10,757	28,146
South32, Ltd. (c)	514,589	1,363,458
Stockland REIT (a)	269,402	736,773
Suncorp Group, Ltd.	138,202	1,352,807
Sydney Airport	115,338	608,742
Tabcorp Holdings, Ltd.	213,251	699,851
Telstra Corp., Ltd.	435,178	1,026,307
TPG Telecom, Ltd.	37,112	183,219
Transurban Group Stapled Security	282,270	2,646,738
Treasury Wine Estates, Ltd.	78,882	836,585
Vicinity Centres REIT	329,774	609,063
Washington H Soul Pattinson & Co., Ltd.	10,211	190,836
Wesfarmers, Ltd. (a)	119,668	2,945,463
Westpac Banking Corp. (a)	362,543	6,675,239
Woodside Petroleum, Ltd.	98,912	2,432,475
Woolworths Group, Ltd. (a)	139,033	3,002,367
WorleyParsons, Ltd. (a)	35,774	359,835
		102,867,301
AUSTRIA — 0.2%
ANDRITZ AG (a)	9,048	388,501
Erste Group Bank AG	33,465	1,230,995
OMV AG	16,290	884,746
Raiffeisen Bank International AG	18,565	417,123
Verbund AG	7,955	382,123
Voestalpine AG	13,402	407,361
		3,710,849
BELGIUM — 0.7%
Ageas	20,518	990,661
Anheuser-Busch InBev SA	80,617	6,767,334
Colruyt SA	7,218	534,102
Groupe Bruxelles Lambert SA	9,152	890,135
KBC Group NV	27,188	1,901,286
Proximus SADP	18,436	532,219
Solvay SA	8,374	906,237
Telenet Group Holding NV	6,740	324,516
UCB SA	13,789	1,185,377
Umicore SA (a)	23,490	1,044,216
		15,076,083
BRAZIL — 1.9%
Ambev SA	493,667	2,134,907
Atacadao Distribuicao Comercio e Industria Ltda	39,400	203,393

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
B2W Cia Digital (b)	17,400	$188,768
B3 SA - Brasil Bolsa Balcao	215,501	1,778,629
Banco Bradesco SA Preference Shares	360,756	3,980,487
Banco Bradesco SA	105,543	1,026,493
Banco do Brasil SA	90,000	1,126,706
Banco Santander Brasil SA	44,000	497,130
BB Seguridade Participacoes SA	82,900	564,922
BR Malls Participacoes SA	100,382	324,229
Braskem SA Class A, Preference Shares	20,100	262,890
BRF SA (b)	63,300	368,411
CCR SA	132,600	400,011
Centrais Eletricas Brasileiras SA (b)	22,800	214,953
Centrais Eletricas Brasileiras SA Class B, Preference Shares (b)	28,700	279,205
Cia Brasileira de Distribuicao Preference Shares	16,500	387,771
Cia de Saneamento Basico do Estado de Sao Paulo	38,300	413,341
Cia Energetica de Minas Gerais Preference Shares	96,664	345,255
Cia Siderurgica Nacional SA (b)	77,800	324,858
Cielo SA	152,339	371,482
Cosan SA	20,400	223,568
Embraer SA	72,500	343,712
Engie Brasil Energia SA	24,466	268,506
Equatorial Energia SA	17,700	363,851
Gerdau SA Preference Shares	125,100	486,680
Hypera SA	45,600	303,477
IRB Brasil Resseguros S/A	14,700	344,676
Itau Unibanco Holding SA Preference Shares	519,203	4,593,406
Itausa - Investimentos Itau SA Preference Shares	462,265	1,423,012
JBS SA	123,600	505,618
Klabin SA	78,628	344,075
Kroton Educacional SA	148,000	403,114
Localiza Rent a Car SA	61,016	518,331
Lojas Americanas SA Preference Shares	74,181	319,659
Lojas Renner SA	73,610	828,460
M Dias Branco SA	7,900	88,202
Magazine Luiza SA	8,300	368,645
Multiplan Empreendimentos Imobiliarios SA	36,014	216,452
Natura Cosmeticos SA	23,500	274,087
Petrobras Distribuidora SA	46,800	278,392
Petroleo Brasileiro SA Preference Shares	423,400	3,052,806
Petroleo Brasileiro SA	324,500	2,597,367
Porto Seguro SA	12,800	177,050
Raia Drogasil SA	28,100	471,498
Rumo SA (b)	114,187	561,883
Sul America SA	17,891	136,997
Security Description	Shares	Value
Suzano Papel e Celulose SA	62,809	$751,288
Telefonica Brasil SA Preference Shares	52,485	640,604
TIM Participacoes SA	97,800	296,288
Ultrapar Participacoes SA	42,800	516,895
Vale SA	340,206	4,452,217
WEG SA	87,870	406,419
		41,751,076
CANADA — 6.6%
Agnico Eagle Mines, Ltd.	25,600	1,113,335
Alimentation Couche-Tard, Inc. Class B	47,700	2,810,692
AltaGas, Ltd. (a)	28,400	373,933
ARC Resources, Ltd. (a)	35,900	245,075
Atco, Ltd. Class I	9,100	306,523
Aurora Cannabis, Inc. (a)(b)	76,500	692,305
Bank of Montreal	68,400	5,119,440
Bank of Nova Scotia	130,800	6,965,165
Barrick Gold Corp.	132,100	1,811,499
Barrick Gold Corp. (d)	54,882	752,602
Bausch Health Cos., Inc. (b)	33,800	834,152
BCE, Inc.	16,479	731,961
BlackBerry, Ltd. (b)	53,900	543,458
Bombardier, Inc. Class B (b)	231,300	444,957
Brookfield Asset Management, Inc. Class A	90,650	4,224,611
CAE, Inc.	28,400	629,458
Cameco Corp.	45,200	532,879
Canadian Imperial Bank of Commerce (a)	47,400	3,746,727
Canadian National Railway Co.	78,200	7,002,557
Canadian Natural Resources, Ltd.	129,800	3,564,776
Canadian Pacific Railway, Ltd.	15,400	3,173,948
Canadian Tire Corp., Ltd. Class A	6,800	732,911
Canadian Utilities, Ltd. Class A	14,300	390,482
Canopy Growth Corp. (a)(b)	22,000	952,161
CCL Industries, Inc. Class B	16,300	660,077
Cenovus Energy, Inc.	117,800	1,022,853
CGI, Inc. (b)	27,500	1,891,107
CI Financial Corp.	26,300	359,079
Constellation Software, Inc.	2,200	1,864,965
Cronos Group, Inc. (b)	22,700	417,145
Dollarama, Inc.	34,700	925,974
Emera, Inc.	5,900	220,684
Empire Co., Ltd. Class A	21,400	463,417
Enbridge, Inc.	215,300	7,800,082
Encana Corp. (c)	108,600	786,892
Encana Corp. (c)	50,100	362,724
Fairfax Financial Holdings, Ltd.	3,000	1,390,022
Finning International, Inc.	21,500	382,380
First Capital Realty, Inc.	20,100	321,973
First Quantum Minerals, Ltd. (a)	74,800	848,250
Fortis, Inc.	45,300	1,674,739
Franco-Nevada Corp.	19,800	1,484,907

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
George Weston, Ltd.	9,127	$656,472
Gildan Activewear, Inc.	22,900	823,642
Goldcorp, Inc.	93,000	1,064,389
Great-West Lifeco, Inc.	32,000	775,119
H&R Real Estate Investment Trust	18,600	325,930
Husky Energy, Inc.	37,355	370,488
Hydro One, Ltd. (e)	37,300	579,623
iA Financial Corp, Inc. (b)	11,900	438,963
IGM Financial, Inc.	8,500	218,743
Imperial Oil, Ltd.	29,800	813,731
Intact Financial Corp.	14,800	1,252,729
Inter Pipeline, Ltd. (a)	44,800	741,441
Keyera Corp.	22,800	537,766
Kinross Gold Corp. (b)	151,900	523,029
Loblaw Cos., Ltd.	19,900	981,929
Lundin Mining Corp.	83,600	387,979
Magna International, Inc.	33,500	1,631,682
Manulife Financial Corp.	213,600	3,613,429
Methanex Corp.	6,400	363,606
Metro, Inc.	25,657	944,889
National Bank of Canada (a)	35,600	1,607,123
Nutrien, Ltd.	66,618	3,514,530
Onex Corp.	10,200	575,528
Open Text Corp.	29,400	1,129,169
Pembina Pipeline Corp.	53,536	1,967,201
Power Corp. of Canada	38,400	895,650
Power Financial Corp.	27,100	633,304
PrairieSky Royalty, Ltd. (a)	26,894	362,358
Restaurant Brands International, Inc.	25,346	1,649,449
RioCan Real Estate Investment Trust	15,400	305,130
Rogers Communications, Inc. Class B	38,500	2,071,182
Royal Bank of Canada	153,100	11,553,982
Saputo, Inc.	25,300	862,618
Seven Generations Energy, Ltd. Class A (b)	27,800	200,808
Shaw Communications, Inc. Class B	49,400	1,028,342
Shopify, Inc. Class A (b)	9,500	1,961,653
SmartCentres Real Estate Investment Trust	6,700	175,581
SNC-Lavalin Group, Inc.	18,500	469,580
Stars Group, Inc. (b)	22,500	393,428
Sun Life Financial, Inc.	63,800	2,451,807
Suncor Energy, Inc.	171,364	5,555,429
Teck Resources, Ltd. Class B	54,400	1,259,065
TELUS Corp.	21,300	788,576
Thomson Reuters Corp.	21,530	1,274,282
Toronto-Dominion Bank	194,700	10,568,991
Tourmaline Oil Corp.	31,400	485,120
TransCanada Corp. (a)	97,800	4,393,844
Turquoise Hill Resources, Ltd. (b)	101,600	167,312
Vermilion Energy, Inc. (a)	17,900	442,023
Security Description	Shares	Value
West Fraser Timber Co., Ltd.	5,700	$277,331
Wheaton Precious Metals Corp.	46,900	1,116,725
WSP Global, Inc.	11,300	617,717
		148,373,294
CHILE — 0.3%
Aguas Andinas SA Class A	220,856	125,573
Antofagasta PLC	39,186	493,252
Banco de Chile	2,221,425	327,072
Banco de Credito e Inversiones SA	4,364	278,998
Banco Santander Chile	6,282,882	472,642
Cencosud SA	153,516	265,781
Cia Cervecerias Unidas SA	13,362	191,299
Colbun SA	622,750	140,753
Embotelladora Andina SA Class B, Preference Shares	22,750	83,080
Empresa Nacional de Telecomunicaciones SA	21,891	227,958
Empresas CMPC SA	127,700	450,391
Empresas COPEC SA	37,051	470,432
Enel Americas SA	2,714,164	482,545
Enel Chile SA	2,451,823	256,901
Itau CorpBanca	13,434,953	118,461
Latam Airlines Group SA	26,499	281,745
SACI Falabella	73,961	549,973
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	12,495	480,152
		5,697,008
CHINA — 8.0%
3SBio, Inc. (a)(e)	163,500	321,587
51job, Inc. ADR (a)(b)	3,500	272,580
58.com, Inc. ADR (b)	11,000	722,480
AAC Technologies Holdings, Inc.	74,500	440,834
Agile Group Holdings, Ltd.	166,000	268,562
Agricultural Bank of China, Ltd. Class A	105,600	58,609
Agricultural Bank of China, Ltd. Class H	3,071,000	1,416,190
Air China, Ltd. Class H	186,000	228,888
Alibaba Group Holding, Ltd. ADR (b)	138,200	25,214,590
Alibaba Health Information Technology, Ltd. (a)(b)	385,500	445,415
Aluminum Corp. of China, Ltd. Class H (b)	462,000	170,088
Angang Steel Co., Ltd. Class H (a)	150,000	109,682
Anhui Conch Cement Co., Ltd. Class H	129,000	787,973
ANTA Sports Products, Ltd.	116,000	789,101
Autohome, Inc. ADR (a)(b)	6,900	725,328
AviChina Industry & Technology Co., Ltd. Class H	188,000	119,986

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
BAIC Motor Corp., Ltd. Class H (e)	155,000	$101,294
Baidu, Inc. ADR (b)	29,800	4,912,530
Bank of China, Ltd. Class H	8,367,000	3,794,485
Bank of Communications Co., Ltd. Class H	969,000	793,721
Baozun, Inc. ADR (a)(b)	5,700	236,778
BBMG Corp. Class H	322,000	118,136
BeiGene, Ltd. ADR (a)(b)	3,400	448,800
Beijing Capital International Airport Co., Ltd. Class H	160,000	151,848
Beijing Enterprises Holdings, Ltd.	58,000	328,792
Beijing Enterprises Water Group, Ltd.	662,000	409,009
BOC Hong Kong Holdings, Ltd.	390,500	1,616,730
Brilliance China Automotive Holdings, Ltd.	360,000	356,792
BYD Co., Ltd. Class H (a)	65,000	391,659
BYD Electronic International Co., Ltd. (a)	72,000	92,821
CAR, Inc. (a)(b)	71,000	61,232
CGN Power Co., Ltd. Class H (e)	1,191,600	332,436
China Agri-Industries Holdings, Ltd.	190,000	65,109
China Cinda Asset Management Co., Ltd. Class H	1,059,592	294,258
China CITIC Bank Corp., Ltd. Class H	929,000	591,724
China Coal Energy Co., Ltd. Class H	186,000	77,007
China Communications Construction Co., Ltd. Class H	482,000	498,582
China Communications Services Corp., Ltd. Class H	250,000	222,931
China Conch Venture Holdings, Ltd.	176,500	631,807
China Construction Bank Corp. Class H	10,150,000	8,701,903
China Eastern Airlines Corp., Ltd. Class H	192,000	136,235
China Everbright Bank Co., Ltd. Class H	267,300	126,330
China Everbright International, Ltd.	361,518	367,507
China Evergrande Group (a)	287,000	954,235
China Galaxy Securities Co., Ltd. Class H	366,800	241,108
China Hongqiao Group, Ltd.	206,000	155,091
China Huarong Asset Management Co., Ltd. Class H (e)	1,024,000	217,846
China Huishan Dairy Holdings Co., Ltd. (b)(f)	66,000	—
China International Capital Corp., Ltd. Class H (a)(e)	106,000	245,489
Security Description	Shares	Value
China Jinmao Holdings Group, Ltd. (a)	592,000	$386,122
China Life Insurance Co., Ltd. Class H	785,000	2,110,013
China Literature, Ltd. (a)(b)(e)	26,200	122,657
China Longyuan Power Group Corp., Ltd. Class H	379,000	263,612
China Medical System Holdings, Ltd.	144,000	139,598
China Mengniu Dairy Co., Ltd.	302,000	1,123,370
China Merchants Bank Co., Ltd. Class A	27,700	139,806
China Merchants Bank Co., Ltd. Class H	413,000	2,007,140
China Merchants Port Holdings Co., Ltd.	148,776	316,885
China Minsheng Banking Corp., Ltd. Class H	680,600	494,197
China Mobile, Ltd.	648,500	6,608,959
China Molybdenum Co., Ltd. Class H	354,000	147,914
China National Building Material Co., Ltd. Class H	396,000	312,262
China Oilfield Services, Ltd. Class H	204,000	220,373
China Oriental Group Co., Ltd.	192,000	120,582
China Overseas Land & Investment, Ltd.	408,000	1,548,851
China Pacific Insurance Group Co., Ltd. Class H	275,600	1,081,342
China Petroleum & Chemical Corp. Class H	2,698,000	2,127,481
China Power International Development, Ltd.	606,000	155,168
China Railway Construction Corp., Ltd. Class H	221,000	289,413
China Railway Group, Ltd. Class H	423,000	385,822
China Railway Signal & Communication Corp., Ltd. Class H (e)	210,000	166,128
China Reinsurance Group Corp. Class H	499,000	105,522
China Resources Beer Holdings Co., Ltd.	164,721	693,511
China Resources Gas Group, Ltd.	102,000	480,767
China Resources Pharmaceutical Group, Ltd. (e)	177,000	250,282
China Resources Power Holdings Co., Ltd.	222,055	333,792
China Shenhua Energy Co., Ltd. Class H	358,500	817,477
China Southern Airlines Co., Ltd. Class H	192,000	171,700
China State Construction Engineering Corp., Ltd. Class A	120,300	109,548

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
China Taiping Insurance Holdings Co., Ltd.	168,200	$501,389
China Telecom Corp., Ltd. Class H	1,464,000	813,131
China Tower Corp., Ltd. Class H (b)(e)	4,282,000	992,776
China Travel International Investment Hong Kong, Ltd.	206,000	52,484
China Unicom Hong Kong, Ltd.	646,000	818,821
China Vanke Co., Ltd. Class H	127,700	536,831
China Zhongwang Holdings, Ltd. (a)	231,200	126,056
Chongqing Rural Commercial Bank Co., Ltd. Class H	257,000	148,308
CIFI Holdings Group Co., Ltd.	440,000	333,505
CITIC Securities Co., Ltd. Class H	247,500	576,348
CITIC, Ltd.	640,000	955,522
CNOOC, Ltd.	1,883,000	3,526,150
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	116,000	66,497
COSCO SHIPPING Holdings Co., Ltd. Class H (b)	227,000	94,271
COSCO SHIPPING Ports, Ltd.	174,725	188,749
Country Garden Holdings Co., Ltd.	806,000	1,258,805
Country Garden Services Holdings Co., Ltd. (b)	158,000	294,264
CRRC Corp., Ltd. Class H	430,350	405,683
CSPC Pharmaceutical Group, Ltd.	508,000	944,821
Ctrip.com International, Ltd. ADR (b)	45,100	1,970,419
Dali Foods Group Co., Ltd. (e)	276,000	206,386
Datang International Power Generation Co., Ltd. Class H	428,000	114,498
Dongfeng Motor Group Co., Ltd. Class H	308,000	308,394
ENN Energy Holdings, Ltd.	84,500	817,018
Far East Horizon, Ltd.	238,000	252,251
Fosun International, Ltd.	260,500	441,360
Future Land Development Holdings, Ltd.	208,000	257,551
Fuyao Glass Industry Group Co., Ltd. Class H (e)	52,800	177,234
GDS Holdings, Ltd. ADR (a)(b)	8,100	289,089
Geely Automobile Holdings, Ltd.	540,000	1,031,854
Genscript Biotech Corp. (b)	94,000	177,464
GF Securities Co., Ltd. Class H	178,200	256,065
GOME Retail Holdings, Ltd. (a)(b)	972,000	90,390
Great Wall Motor Co., Ltd. Class H (a)	387,000	290,375
Greentown China Holdings, Ltd.	76,000	75,904
Greentown Service Group Co., Ltd.	134,000	118,808
Security Description	Shares	Value
Guangdong Investment, Ltd.	320,000	$617,991
Guangzhou Automobile Group Co., Ltd. Class H	302,800	357,576
Guangzhou R&F Properties Co., Ltd. Class H	98,800	213,711
Guotai Junan Securities Co., Ltd. Class H (e)	63,200	140,893
Haitian International Holdings, Ltd.	76,000	172,720
Haitong Securities Co., Ltd. Class H	354,800	459,209
Hengan International Group Co., Ltd.	78,500	688,004
HengTen Networks Group, Ltd. (a)(b)	2,024,000	61,365
Hua Hong Semiconductor, Ltd. (e)	47,000	110,166
Huadian Power International Corp., Ltd. Class H	300,000	123,440
Huaneng Power International, Inc. Class H	478,000	277,668
Huaneng Renewables Corp., Ltd. Class H	500,629	139,029
Huatai Securities Co., Ltd. Class H (e)	181,200	362,402
Huazhu Group, Ltd. ADR (a)	15,500	653,170
Industrial & Commercial Bank of China, Ltd. Class A	76,400	63,319
Industrial & Commercial Bank of China, Ltd. Class H	7,301,000	5,347,900
Industrial Bank Co., Ltd. Class A	54,800	148,158
Inner Mongolia Yitai Coal Co., Ltd. Class B	93,400	114,975
iQIYI, Inc. ADR (a)(b)	16,100	385,112
JD.com, Inc. ADR (a)(b)	79,600	2,399,940
Jiangsu Expressway Co., Ltd. Class H	158,000	223,415
Jiangxi Copper Co., Ltd. Class H	121,000	160,615
Kaisa Group Holdings, Ltd.	292,000	132,424
Kingdee International Software Group Co., Ltd.	244,000	282,234
Kingsoft Corp., Ltd.	118,000	300,038
Kunlun Energy Co., Ltd.	330,000	344,716
Kweichow Moutai Co., Ltd. Class A	1,700	216,018
KWG Group Holdings, Ltd. (a)	134,000	161,655
Legend Holdings Corp. Class H (e)	60,300	160,161
Lenovo Group, Ltd.	778,000	699,709
Logan Property Holdings Co., Ltd.	158,000	261,658
Longfor Group Holdings, Ltd.	162,000	570,615
Luye Pharma Group, Ltd. (a)(e)	154,500	135,016
Maanshan Iron & Steel Co., Ltd. Class H	284,000	138,926
Meitu, Inc. (a)(b)(e)	176,500	82,967

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Meituan Dianping Class B (b)	34,000	$229,123
Metallurgical Corp. of China, Ltd. Class H	400,000	118,217
Minth Group, Ltd.	68,000	213,963
MMG, Ltd. (b)	212,000	86,151
Momo, Inc. ADR (b)	17,000	650,080
NetEase, Inc. ADR	8,500	2,052,325
New China Life Insurance Co., Ltd. Class H	95,100	484,589
New Oriental Education & Technology Group, Inc. ADR (b)	15,900	1,432,431
Nexteer Automotive Group, Ltd.	84,000	103,797
Noah Holdings, Ltd. ADR (a)(b)	4,400	213,224
People's Insurance Co. Group of China, Ltd. Class H	960,000	410,907
PetroChina Co., Ltd. Class H	2,242,000	1,453,739
PICC Property & Casualty Co., Ltd. Class H	727,700	826,895
Pinduoduo, Inc. ADR (a)(b)	22,700	562,960
Ping An Insurance Group Co. of China, Ltd. Class A	14,510	166,460
Ping An Insurance Group Co. of China, Ltd. Class H	550,500	6,164,237
Postal Savings Bank of China Co., Ltd. Class H (e)	812,000	464,446
Semiconductor Manufacturing International Corp. (a)(b)	358,300	362,410
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	204,000	194,906
Shanghai Electric Group Co., Ltd. Class H	358,000	135,904
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	66,000	238,358
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	128,920	189,255
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	100,900	219,796
Shanghai Pudong Development Bank Co., Ltd. Class A	41,600	69,822
Shenzhen Investment, Ltd.	352,000	134,523
Shenzhou International Group Holdings, Ltd.	82,300	1,102,932
Shui On Land, Ltd.	328,000	81,060
Sihuan Pharmaceutical Holdings Group, Ltd.	326,000	78,905
SINA Corp. (b)	7,900	467,996
Sino-Ocean Group Holding, Ltd.	296,000	129,713
Sinopec Engineering Group Co., Ltd. Class H	115,500	112,705
Sinopec Shanghai Petrochemical Co., Ltd. Class H	322,000	153,412
Sinopharm Group Co., Ltd. Class H	122,000	508,207
Sinotrans, Ltd. Class H	286,000	122,780
Sinotruk Hong Kong, Ltd.	97,000	206,358
Security Description	Shares	Value
SOHO China, Ltd. (b)	353,000	$148,396
Sunac China Holdings, Ltd.	254,000	1,265,155
Sunny Optical Technology Group Co., Ltd.	74,800	893,318
TAL Education Group ADR (b)	39,500	1,425,160
Tencent Holdings, Ltd.	602,900	27,725,896
Tencent Music Entertainment Group ADR (a)(b)	13,000	235,300
Tingyi Cayman Islands Holding Corp.	234,000	385,730
Tong Ren Tang Technologies Co., Ltd. Class H (a)	51,000	68,477
Towngas China Co., Ltd.	88,000	69,167
TravelSky Technology, Ltd. Class H	107,000	282,836
Tsingtao Brewery Co., Ltd. Class H	38,000	179,109
Uni-President China Holdings, Ltd.	114,000	111,822
Vipshop Holdings, Ltd. ADR (b)	54,500	437,635
Want Want China Holdings, Ltd.	574,000	476,752
Weibo Corp. ADR (a)(b)	6,810	422,152
Weichai Power Co., Ltd. Class H	239,000	381,794
Wuxi Biologics Cayman, Inc. (b)(e)	56,500	549,529
Xiaomi Corp. Class B (a)(b)(e)	351,600	509,711
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	115,200	165,830
Xinyi Solar Holdings, Ltd.	320,000	154,090
Yangzijiang Shipbuilding Holdings, Ltd.	225,300	249,502
Yanzhou Coal Mining Co., Ltd. Class H	190,000	186,613
Yihai International Holding, Ltd. (a)	45,000	200,352
Yum China Holdings, Inc.	39,600	1,778,436
Yuzhou Properties Co., Ltd.	239,398	144,555
YY, Inc. ADR (b)	5,900	495,659
Zhaojin Mining Industry Co., Ltd. Class H	95,000	95,122
Zhejiang Expressway Co., Ltd. Class H	172,000	197,199
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(e)	23,300	83,702
Zhongsheng Group Holdings, Ltd. (a)	60,000	148,893
Zhuzhou CRRC Times Electric Co., Ltd. Class H	61,000	360,563
Zijin Mining Group Co., Ltd. Class H	684,000	283,187
ZTE Corp. Class H (b)	73,400	220,669
ZTO Express Cayman, Inc. ADR	37,500	685,500
		180,373,195
COLOMBIA — 0.1%
Bancolombia SA ADR	500	25,530
Bancolombia SA	25,059	311,519

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Bancolombia SA Preference Shares	45,715	$579,782
Cementos Argos SA	35,710	88,337
Ecopetrol SA ADR	700	15,008
Ecopetrol SA	462,200	495,502
Grupo Argos SA	22,062	125,357
Grupo Aval Acciones y Valores SA Preference Shares	302,656	117,339
Grupo de Inversiones Suramericana SA Preference Shares	9,428	101,813
Grupo de Inversiones Suramericana SA	24,789	285,128
Interconexion Electrica SA ESP	32,243	161,545
		2,306,860
CZECH REPUBLIC — 0.1%
CEZ A/S	19,755	464,145
Komercni banka A/S	9,580	391,448
Moneta Money Bank A/S (e)	69,836	241,035
		1,096,628
DENMARK — 1.2%
AP Moller - Maersk A/S Class A	414	501,260
AP Moller - Maersk A/S Class B (a)	764	970,075
Carlsberg A/S Class B	11,159	1,395,074
Chr. Hansen Holding A/S	11,462	1,162,983
Coloplast A/S Class B	13,581	1,491,558
Danske Bank A/S	80,797	1,419,399
Demant A/S (a)(b)	11,191	331,254
DSV A/S	19,945	1,651,121
Genmab A/S (b)	6,561	1,139,773
H Lundbeck A/S (a)	7,583	328,473
ISS A/S	18,308	557,612
Novo Nordisk A/S Class B	190,767	9,996,499
Novozymes A/S Class B	25,468	1,172,149
Orsted A/S (e)	19,680	1,493,024
Pandora A/S	12,113	567,696
Tryg A/S	14,303	392,821
Vestas Wind Systems A/S	20,729	1,745,954
		26,316,725
EGYPT — 0.0% (g)
Commercial International Bank Egypt SAE	137,796	545,062
Eastern Tobacco	112,565	119,515
ElSewedy Electric Co.	69,110	62,131
		726,708
FINLAND — 0.8%
Elisa Oyj	15,948	720,228
Fortum Oyj (a)	49,586	1,015,003
Kone Oyj Class B	36,493	1,842,288
Metso Oyj	12,976	446,719
Neste Oyj	14,114	1,505,551
Nokia Oyj (c)	525,154	2,991,981
Nokia Oyj (c)	74,340	424,542
Security Description	Shares	Value
Nokian Renkaat Oyj	14,145	$473,940
Nordea Bank Abp (a)	328,550	2,506,109
Orion Oyj Class B	12,638	474,249
Sampo Oyj Class A	47,502	2,155,373
Stora Enso Oyj Class R	62,764	767,820
UPM-Kymmene Oyj (a)	58,311	1,702,337
Wartsila OYJ Abp (a)	50,781	820,225
		17,846,365
FRANCE — 7.1%
Accor SA	20,080	814,166
Aeroports de Paris	3,014	583,448
Air Liquide SA	45,041	5,732,595
Airbus SE	61,459	8,136,188
Alstom SA	17,417	755,279
Amundi SA (e)	6,238	392,943
Arkema SA	7,265	692,246
Atos SE	10,252	989,985
AXA SA	204,019	5,138,325
BioMerieux	4,871	403,095
BNP Paribas SA	118,250	5,657,628
Bollore SA	101,935	461,036
Bouygues SA	23,569	842,893
Bureau Veritas SA	27,992	656,904
Capgemini SE	16,928	2,054,722
Carrefour SA	63,091	1,179,515
Casino Guichard Perrachon SA	6,350	275,578
Cie de Saint-Gobain	52,707	1,912,172
Cie Generale des Etablissements Michelin SCA	18,067	2,138,200
CNP Assurances	17,239	379,781
Covivio REIT	5,039	535,251
Credit Agricole SA	121,802	1,472,963
Danone SA	64,869	5,003,252
Dassault Aviation SA	263	388,332
Dassault Systemes SE	13,803	2,057,452
Edenred	25,255	1,150,467
Eiffage SA	8,448	812,557
Electricite de France SA	61,138	836,829
Engie SA	192,757	2,874,286
EssilorLuxottica SA	35,343	3,864,514
Eurazeo SE	5,059	380,593
Eutelsat Communications SA	20,191	353,561
Faurecia SA	7,635	321,314
Gecina SA REIT	5,102	755,053
Getlink SE	48,133	730,433
Hermes International	3,351	2,213,202
ICADE REIT	3,709	314,015
Iliad SA	2,932	294,651
Imerys SA	4,689	233,978
Ingenico Group SA	6,552	468,047
Ipsen SA	3,981	546,242
JCDecaux SA	6,672	203,174
Kering SA	7,975	4,577,657
Klepierre SA REIT	20,838	729,548
Legrand SA	28,161	1,886,484
L'Oreal SA	26,499	7,135,105

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	29,318	$10,794,374
Natixis SA	99,754	534,394
Orange SA	210,404	3,425,656
Pernod Ricard SA	22,366	4,018,186
Peugeot SA	62,425	1,523,841
Publicis Groupe SA	21,712	1,163,625
Remy Cointreau SA	2,535	338,440
Renault SA	20,016	1,324,000
Rexel SA	35,369	399,325
Safran SA	35,105	4,818,807
Sanofi	118,933	10,515,247
Sartorius Stedim Biotech	2,621	332,263
Schneider Electric SE	57,885	4,545,832
SCOR SE	16,986	724,001
SEB SA	2,488	419,048
Societe BIC SA	2,422	216,068
Societe Generale SA	82,072	2,375,283
Sodexo SA	9,287	1,023,603
Suez	38,516	510,755
Teleperformance	6,168	1,109,503
Thales SA	11,223	1,345,236
TOTAL SA	254,881	14,172,282
Ubisoft Entertainment SA (b)	8,582	764,737
Unibail-Rodamco-Westfield	66,520	546,711
Unibail-Rodamco-Westfield REIT (a)	11,291	1,852,777
Valeo SA	25,488	739,806
Veolia Environnement SA	56,045	1,254,197
Vinci SA	53,424	5,202,084
Vivendi SA	110,123	3,193,921
Wendel SA	2,944	371,227
		158,890,888
GERMANY — 5.5%
1&1 Drillisch AG	5,551	197,834
adidas AG	19,232	4,677,401
Allianz SE	44,947	10,006,941
Axel Springer SE	5,438	281,123
BASF SE	96,492	7,099,915
Bayer AG	97,951	6,335,094
Bayerische Motoren Werke AG	34,936	2,696,917
Bayerische Motoren Werke AG Preference Shares	6,432	423,219
Beiersdorf AG	11,255	1,172,018
Brenntag AG	16,590	855,029
Commerzbank AG (b)	113,846	882,041
Continental AG	11,652	1,755,799
Covestro AG (e)	20,967	1,154,068
Daimler AG	95,613	5,609,510
Delivery Hero SE (b)(e)	10,600	383,251
Deutsche Bank AG	207,993	1,695,536
Deutsche Boerse AG	20,072	2,576,075
Deutsche Lufthansa AG	27,525	604,685
Deutsche Post AG	104,311	3,396,642
Deutsche Telekom AG	350,444	5,821,773
Deutsche Wohnen SE	37,362	1,813,581
Security Description	Shares	Value
E.ON SE	232,526	$2,587,942
Evonik Industries AG	16,655	454,062
Fraport AG Frankfurt Airport Services Worldwide	4,505	345,188
Fresenius Medical Care AG & Co. KGaA	22,637	1,827,551
Fresenius SE & Co. KGaA	44,085	2,463,162
Fuchs Petrolub SE Preference Shares	7,725	318,336
GEA Group AG	17,601	461,473
Hannover Rueck SE	6,785	975,173
HeidelbergCement AG	16,223	1,168,738
Henkel AG & Co. KGaA Preference Shares	18,874	1,928,533
Henkel AG & Co. KGaA	11,378	1,082,748
HOCHTIEF AG	2,491	360,815
HUGO BOSS AG	6,469	442,215
Infineon Technologies AG	120,057	2,384,044
Innogy SE (c)(e)	3,873	179,257
Innogy SE (b)(c)	11,409	488,724
KION Group AG	8,592	449,478
Lanxess AG	9,138	487,789
Merck KGaA	14,185	1,619,043
METRO AG	20,150	334,630
MTU Aero Engines AG	5,662	1,282,959
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,755	3,732,696
OSRAM Licht AG	10,137	349,210
Porsche Automobil Holding SE Preference Shares	15,941	1,001,290
ProSiebenSat.1 Media SE	24,389	348,340
Puma SE	898	521,301
QIAGEN NV (b)	25,903	1,051,138
RWE AG	56,239	1,509,236
SAP SE	103,996	12,027,505
Sartorius AG Preference Shares	3,921	673,172
Siemens AG	81,081	8,734,549
Siemens Healthineers AG (e)	17,302	721,733
Symrise AG	12,806	1,154,939
Telefonica Deutschland Holding AG	77,839	244,637
ThyssenKrupp AG	45,614	627,160
TUI AG	50,351	482,626
Uniper SE	22,637	683,489
United Internet AG	12,875	470,276
Volkswagen AG	3,328	542,216
Volkswagen AG Preference Shares	19,563	3,082,313
Vonovia SE	52,000	2,698,702
Wirecard AG	12,456	1,562,261
Zalando SE (b)(e)	13,563	529,215
		123,828,316
GREECE — 0.1%
Alpha Bank AE (b)	126,379	175,110
FF Group (b)(f)	122	329

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Hellenic Telecommunications Organization SA	21,711	$291,076
JUMBO SA	9,840	164,628
Motor Oil Hellas Corinth Refineries SA	5,457	126,837
OPAP SA	26,292	271,602
Titan Cement Co. SA	4,041	87,391
		1,116,973
HONG KONG — 2.8%
AIA Group, Ltd.	1,274,800	12,691,243
Alibaba Pictures Group, Ltd. (a)(b)	1,680,000	297,480
ASM Pacific Technology, Ltd.	31,000	345,741
Bank of East Asia, Ltd.	123,013	399,599
China Ding Yi Feng Holdings, Ltd. (a)(b)(d)	104,000	306,040
China Everbright, Ltd.	90,000	178,396
China First Capital Group, Ltd. (b)	390,000	206,180
China Gas Holdings, Ltd.	190,400	669,436
China Resources Cement Holdings, Ltd.	276,000	284,792
China Resources Land, Ltd.	287,333	1,288,431
China State Construction International Holdings, Ltd.	230,750	216,054
China Traditional Chinese Medicine Holdings Co., Ltd.	238,000	141,588
CK Asset Holdings, Ltd.	270,524	2,405,439
CK Hutchison Holdings, Ltd.	282,524	2,967,421
CK Infrastructure Holdings, Ltd.	75,000	615,768
CLP Holdings, Ltd.	172,000	1,993,898
Dairy Farm International Holdings, Ltd.	37,500	314,625
Fullshare Holdings, Ltd. (a)	625,000	83,599
Galaxy Entertainment Group, Ltd.	251,000	1,709,049
Haier Electronics Group Co., Ltd.	147,000	426,958
Hanergy Thin Film Power Group, Ltd. (b)(f)	68,000	—
Hang Lung Group, Ltd.	95,000	304,970
Hang Lung Properties, Ltd.	195,000	475,952
Hang Seng Bank, Ltd.	80,000	1,974,025
Henderson Land Development Co., Ltd.	145,606	925,578
HK Electric Investments & HK Electric Investments, Ltd.	246,664	252,007
HKT Trust & HKT, Ltd.	425,000	683,253
Hong Kong & China Gas Co., Ltd.	966,550	2,317,272
Hong Kong Exchanges & Clearing, Ltd.	124,332	4,333,433
Hongkong Land Holdings, Ltd.	127,300	905,103
Hutchison China MediTech, Ltd. ADR (b)	7,900	241,582
Hysan Development Co., Ltd.	59,000	316,047
Jardine Matheson Holdings, Ltd.	23,300	1,452,988
Security Description	Shares	Value
Jardine Strategic Holdings, Ltd.	22,700	$849,661
Jiayuan International Group, Ltd.	87,156	46,076
Kerry Properties, Ltd.	75,500	337,107
Kingboard Holdings, Ltd.	88,000	312,206
Kingboard Laminates Holdings, Ltd.	114,000	119,810
Lee & Man Paper Manufacturing, Ltd.	156,000	132,949
Link REIT	221,000	2,584,450
Melco Resorts & Entertainment, Ltd. ADR	25,230	569,946
MTR Corp., Ltd.	157,881	977,461
New World Development Co., Ltd.	630,324	1,045,461
Nine Dragons Paper Holdings, Ltd.	191,000	181,999
NWS Holdings, Ltd.	158,968	347,504
PCCW, Ltd.	512,000	318,290
Power Assets Holdings, Ltd.	142,500	988,430
Sands China, Ltd.	256,000	1,286,530
Shanghai Industrial Holdings, Ltd.	53,000	124,770
Shangri-La Asia, Ltd.	170,000	241,683
Shenzhen International Holdings, Ltd.	110,000	233,454
Shimao Property Holdings, Ltd.	133,500	417,509
Sino Biopharmaceutical, Ltd.	771,000	703,235
Sino Land Co., Ltd.	333,748	645,392
SJM Holdings, Ltd.	218,000	248,827
SSY Group, Ltd.	204,000	189,708
Sun Art Retail Group, Ltd.	251,500	245,094
Sun Hung Kai Properties, Ltd.	167,000	2,865,611
Swire Pacific, Ltd. Class A	52,500	675,482
Swire Properties, Ltd.	126,400	543,443
Techtronic Industries Co., Ltd.	149,000	1,001,248
WH Group, Ltd. (e)	900,000	963,063
Wharf Holdings, Ltd.	130,000	392,487
Wharf Real Estate Investment Co., Ltd.	128,000	953,076
Wheelock & Co., Ltd.	84,000	615,290
Yue Yuen Industrial Holdings, Ltd.	89,500	307,836
Yuexiu Property Co., Ltd.	714,000	171,907
		63,360,942
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	44,467	508,876
OTP Bank Nyrt	25,105	1,104,322
Richter Gedeon Nyrt	18,210	343,296
		1,956,494
INDIA — 2.2%
Adani Ports & Special Economic Zone, Ltd.	52,116	285,726
Ambuja Cements, Ltd.	52,062	176,797
Ashok Leyland, Ltd.	96,463	126,853
Asian Paints, Ltd.	30,695	660,203

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Aurobindo Pharma, Ltd.	23,836	$270,617
Avenue Supermarts, Ltd. (b)(e)	10,923	231,626
Axis Bank, Ltd. (b)	201,365	2,253,311
Bajaj Auto, Ltd.	8,686	363,238
Bajaj Finance, Ltd.	16,741	729,934
Bajaj Finserv, Ltd.	3,439	349,237
Bharat Forge, Ltd.	16,336	120,831
Bharat Petroleum Corp., Ltd.	83,934	481,977
Bharti Airtel, Ltd.	151,463	724,902
Bharti Infratel, Ltd.	71,218	321,368
Bosch, Ltd.	698	183,379
Britannia Industries, Ltd.	5,514	245,462
Cadila Healthcare, Ltd.	27,349	136,281
Cipla, Ltd.	30,767	234,256
Coal India, Ltd.	61,898	211,271
Container Corp. Of India, Ltd.	18,212	138,282
Dabur India, Ltd.	47,756	281,952
Divi's Laboratories, Ltd.	7,572	186,800
Dr Reddy's Laboratories, Ltd.	12,175	488,933
Eicher Motors, Ltd.	1,262	373,745
GAIL India, Ltd.	65,126	329,038
GAIL India, Ltd. GDR	711	21,757
Glenmark Pharmaceuticals, Ltd.	13,064	121,635
Godrej Consumer Products, Ltd.	31,261	308,797
Grasim Industries, Ltd.	33,219	412,390
Havells India, Ltd.	19,396	216,429
HCL Technologies, Ltd.	54,123	849,249
Hero MotoCorp, Ltd.	4,570	168,359
Hindalco Industries, Ltd.	105,540	312,164
Hindustan Petroleum Corp., Ltd.	57,590	235,847
Hindustan Unilever, Ltd.	68,897	1,697,188
Housing Development Finance Corp., Ltd.	171,893	4,873,300
ICICI Bank, Ltd. ADR	3,933	45,072
ICICI Bank, Ltd.	245,972	1,417,069
Indiabulls Housing Finance, Ltd.	26,026	323,357
Indian Oil Corp., Ltd.	207,419	487,596
Infosys, Ltd. ADR	14,600	159,578
Infosys, Ltd.	353,193	3,783,792
InterGlobe Aviation, Ltd. (e)	8,111	167,102
ITC, Ltd.	343,637	1,471,029
JSW Steel, Ltd.	84,590	357,653
Larsen & Toubro, Ltd., GDR	3,180	63,346
Larsen & Toubro, Ltd.	47,915	955,775
LIC Housing Finance, Ltd.	27,542	211,112
Lupin, Ltd.	24,227	258,427
Mahindra & Mahindra Financial Services, Ltd.	27,266	165,466
Mahindra & Mahindra, Ltd. GDR	3,302	32,690
Mahindra & Mahindra, Ltd.	70,227	684,276
Marico, Ltd.	54,288	272,322
Maruti Suzuki India, Ltd.	10,676	1,028,225
Motherson Sumi Systems, Ltd.	82,206	177,762
Nestle India, Ltd.	2,089	330,531
NTPC, Ltd.	214,684	419,140
Security Description	Shares	Value
Oil & Natural Gas Corp., Ltd.	147,556	$340,801
Page Industries, Ltd.	490	176,824
Petronet LNG, Ltd.	45,619	164,959
Pidilite Industries, Ltd.	10,715	193,110
Piramal Enterprises, Ltd.	7,347	292,082
Power Grid Corp. of India, Ltd.	200,042	570,888
REC, Ltd.	54,149	119,202
Reliance Industries, Ltd., GDR (e)	6,884	276,048
Reliance Industries, Ltd.	286,264	5,632,510
Shree Cement, Ltd.	1,029	278,510
Shriram Transport Finance Co., Ltd.	13,935	256,462
State Bank of India (b)	182,304	843,559
State Bank of India GDR (b)	1,020	47,175
Sun Pharmaceutical Industries, Ltd.	77,071	531,570
Tata Consultancy Services, Ltd.	95,096	2,745,464
Tata Motors, Ltd. ADR (a)(b)	1,078	13,540
Tata Motors, Ltd. (b)	143,863	361,137
Tata Power Co., Ltd.	115,538	122,835
Tata Steel, Ltd.	25,361	190,606
Tata Steel, Ltd. GDR	1,300	9,620
Tech Mahindra, Ltd.	49,927	559,557
Titan Co., Ltd.	34,026	562,442
UltraTech Cement, Ltd.	10,458	603,658
United Spirits, Ltd. (b)	25,960	209,104
UPL, Ltd.	39,083	540,477
Vedanta, Ltd.	114,419	305,227
Vedanta, Ltd. ADR	1,433	15,132
Vodafone Idea, Ltd. (b)	210,934	54,656
Wipro, Ltd. ADR	7,834	31,179
Wipro, Ltd.	148,005	544,376
Yes Bank, Ltd.	163,001	645,886
Zee Entertainment Enterprises, Ltd.	51,854	331,821
		49,504,871
INDONESIA — 0.5%
Adaro Energy Tbk PT	1,258,000	118,821
Astra International Tbk PT	2,015,000	1,036,508
Bank Central Asia Tbk PT	1,027,900	2,003,106
Bank Danamon Indonesia Tbk PT	361,600	236,157
Bank Mandiri Persero Tbk PT	1,961,000	1,025,945
Bank Negara Indonesia Persero Tbk PT	651,900	430,327
Bank Rakyat Indonesia Persero Tbk PT	5,528,600	1,599,567
Bank Tabungan Negara Persero Tbk PT	370,200	63,433
Bukit Asam Tbk PT	469,600	138,506
Bumi Serpong Damai Tbk PT (b)	1,332,000	131,423
Charoen Pokphand Indonesia Tbk PT	817,700	367,506
Gudang Garam Tbk PT	43,700	255,326

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Hanjaya Mandala Sampoerna Tbk PT	833,400	$219,470
Indah Kiat Pulp & Paper Corp. Tbk PT	239,400	144,581
Indocement Tunggal Prakarsa Tbk PT	222,400	342,034
Indofood CBP Sukses Makmur Tbk PT	220,400	144,328
Indofood Sukses Makmur Tbk PT	409,500	183,326
Jasa Marga Persero Tbk PT	410,075	172,064
Kalbe Farma Tbk PT	1,941,600	207,249
Pabrik Kertas Tjiwi Kimia Tbk PT	133,200	103,127
Pakuwon Jati Tbk PT	1,357,000	65,754
Perusahaan Gas Negara Persero Tbk	1,274,900	210,394
Semen Indonesia Persero Tbk PT	331,000	324,259
Surya Citra Media Tbk PT	511,200	59,413
Telekomunikasi Indonesia Persero Tbk PT	5,006,800	1,388,824
Tower Bersama Infrastructure Tbk PT	191,400	52,958
Unilever Indonesia Tbk PT	144,200	498,472
United Tractors Tbk PT	146,700	278,668
		11,801,546
IRELAND — 0.4%
AerCap Holdings NV (b)	14,123	657,284
AIB Group PLC	83,592	375,633
Bank of Ireland Group PLC	92,401	550,926
CRH PLC	79,344	2,463,377
James Hardie Industries PLC	49,906	643,076
Kerry Group PLC Class A	14,990	1,674,736
Kingspan Group PLC	14,517	672,555
Paddy Power Betfair PLC	8,664	668,826
Ryanair Holdings PLC ADR (b)	2,363	177,083
Smurfit Kappa Group PLC	23,145	646,590
		8,530,086
ISRAEL — 0.4%
Azrieli Group, Ltd.	5,161	305,876
Bank Hapoalim BM	116,227	769,541
Bank Leumi Le-Israel BM	160,934	1,051,358
Bezeq The Israeli Telecommunication Corp., Ltd.	242,358	173,955
Check Point Software Technologies, Ltd. (b)	13,710	1,734,178
Elbit Systems, Ltd.	2,985	385,323
Israel Chemicals, Ltd.	87,022	452,691
Mizrahi Tefahot Bank, Ltd.	16,345	335,966
Nice, Ltd. (b)	7,075	833,947
Teva Pharmaceutical Industries, Ltd. ADR (b)	58,353	914,975
Teva Pharmaceutical Industries, Ltd. (b)	44,182	687,804
Security Description	Shares	Value
Wix.com, Ltd. (a)(b)	5,200	$628,316
		8,273,930
ITALY — 1.3%
Assicurazioni Generali SpA	124,154	2,300,204
Atlantia SpA	51,853	1,344,372
Davide Campari-Milano SpA	63,379	622,695
Enel SpA	855,562	5,479,648
Eni SpA	267,736	4,736,083
Ferrari NV	12,704	1,704,630
Intesa Sanpaolo SpA	1,567,761	3,821,742
Leonardo SpA	40,572	471,963
Mediobanca Banca di Credito Finanziario SpA	67,200	698,869
Moncler SpA	19,250	776,406
Pirelli & C SpA (b)(e)	44,955	289,641
Poste Italiane SpA (e)	58,699	571,573
Prysmian SpA	26,064	493,570
Recordati SpA	11,833	461,181
Snam SpA	236,806	1,217,545
Telecom Italia SpA (a)(b)	1,229,635	765,458
Telecom Italia SpA	579,163	329,318
Terna Rete Elettrica Nazionale SpA	150,890	956,923
UniCredit SpA	211,846	2,718,393
		29,760,214
JAPAN — 15.5%
ABC-Mart, Inc. (a)	2,900	172,661
Acom Co., Ltd. (a)	36,100	128,830
Aeon Co., Ltd. (a)	64,700	1,354,091
AEON Financial Service Co., Ltd. (a)	10,500	213,728
Aeon Mall Co., Ltd.	8,700	143,055
AGC, Inc.	19,000	666,034
Air Water, Inc.	17,200	249,255
Aisin Seiki Co., Ltd. (a)	16,600	593,152
Ajinomoto Co., Inc.	51,100	816,695
Alfresa Holdings Corp.	20,500	583,412
Alps Alpine Co., Ltd.	20,700	432,010
Amada Holdings Co., Ltd.	40,500	400,664
ANA Holdings, Inc.	12,400	454,728
Aozora Bank, Ltd. (a)	11,600	286,738
Asahi Group Holdings, Ltd.	39,100	1,741,546
Asahi Intecc Co., Ltd.	11,100	521,480
Asahi Kasei Corp.	136,500	1,408,348
Asics Corp. (a)	18,700	250,888
Astellas Pharma, Inc.	198,400	2,972,818
Bandai Namco Holdings, Inc.	21,400	1,003,442
Bank of Kyoto, Ltd.	5,500	230,067
Benesse Holdings, Inc. (a)	6,600	171,432
Bridgestone Corp.	64,300	2,478,238
Brother Industries, Ltd.	25,800	477,376
Calbee, Inc. (a)	9,600	258,637
Canon, Inc.	105,500	3,062,488
Casio Computer Co., Ltd. (a)	25,500	332,904
Central Japan Railway Co.	15,200	3,530,668

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Chiba Bank, Ltd.	76,000	$412,667
Chubu Electric Power Co., Inc.	62,400	974,463
Chugai Pharmaceutical Co., Ltd.	23,600	1,622,587
Chugoku Electric Power Co., Inc. (a)	32,000	399,259
Coca-Cola Bottlers Japan Holdings, Inc.	13,200	335,232
Concordia Financial Group, Ltd. (a)	106,900	412,398
Credit Saison Co., Ltd. (a)	18,700	247,002
CyberAgent, Inc. (a)	10,600	432,389
Dai Nippon Printing Co., Ltd. (a)	26,400	631,348
Daicel Corp. (a)	24,500	266,061
Daifuku Co., Ltd. (a)	10,100	525,600
Dai-ichi Life Holdings, Inc.	114,300	1,588,231
Daiichi Sankyo Co., Ltd.	60,000	2,764,602
Daikin Industries, Ltd.	26,600	3,116,972
Daito Trust Construction Co., Ltd.	7,700	1,073,416
Daiwa House Industry Co., Ltd.	60,900	1,936,189
Daiwa House REIT Investment Corp.	194	430,644
Daiwa Securities Group, Inc. (a)	170,400	829,793
DeNA Co., Ltd. (a)	13,800	207,838
Denso Corp.	45,900	1,790,218
Dentsu, Inc.	23,100	975,674
Disco Corp. (a)	3,000	427,429
East Japan Railway Co.	32,200	3,106,979
Eisai Co., Ltd. (a)	26,700	1,498,732
Electric Power Development Co., Ltd.	17,100	416,512
FamilyMart UNY Holdings Co., Ltd. (a)	26,800	683,045
FANUC Corp.	20,500	3,496,770
Fast Retailing Co., Ltd.	6,100	2,867,444
Fuji Electric Co., Ltd.	12,500	354,610
FUJIFILM Holdings Corp.	40,700	1,851,053
Fujitsu, Ltd.	20,500	1,479,089
Fukuoka Financial Group, Inc. (a)	15,800	350,588
Hakuhodo DY Holdings, Inc.	25,000	401,590
Hamamatsu Photonics KK	14,400	556,823
Hankyu Hanshin Holdings, Inc.	24,200	907,350
Hikari Tsushin, Inc.	2,200	416,804
Hino Motors, Ltd.	29,300	246,715
Hirose Electric Co., Ltd. (a)	3,300	346,741
Hisamitsu Pharmaceutical Co., Inc. (a)	5,400	248,326
Hitachi Chemical Co., Ltd. (a)	13,900	307,926
Hitachi Construction Machinery Co., Ltd. (a)	13,000	344,952
Hitachi High-Technologies Corp.	8,000	327,777
Hitachi Metals, Ltd. (a)	24,700	286,978
Hitachi, Ltd.	102,000	3,303,700
Honda Motor Co., Ltd.	175,500	4,748,814
Security Description	Shares	Value
Hoshizaki Corp.	6,800	$421,448
Hoya Corp.	40,300	2,661,180
Hulic Co., Ltd.	34,600	339,482
Idemitsu Kosan Co., Ltd. (a)	13,800	461,933
IHI Corp.	15,900	381,968
Iida Group Holdings Co., Ltd. (a)	19,200	347,798
Inpex Corp.	106,900	1,019,406
Isetan Mitsukoshi Holdings, Ltd. (a)	40,400	408,435
Isuzu Motors, Ltd. (a)	59,300	778,987
ITOCHU Corp.	145,700	2,635,987
J Front Retailing Co., Ltd. (a)	21,300	253,441
Japan Airlines Co., Ltd.	12,500	440,326
Japan Airport Terminal Co., Ltd. (a)	5,500	232,303
Japan Exchange Group, Inc.	54,600	973,265
Japan Post Bank Co., Ltd. (a)	42,700	466,407
Japan Post Holdings Co., Ltd.	169,100	1,979,976
Japan Prime Realty Investment Corp. REIT	98	403,740
Japan Real Estate Investment Corp. REIT (a)	142	837,747
Japan Retail Fund Investment Corp. REIT	279	561,353
Japan Tobacco, Inc.	116,100	2,879,293
JFE Holdings, Inc.	51,300	870,642
JGC Corp.	20,200	268,457
JSR Corp.	18,200	282,163
JTEKT Corp. (a)	23,200	285,480
JXTG Holdings, Inc.	339,600	1,554,026
Kajima Corp.	48,500	715,987
Kakaku.com, Inc. (a)	13,300	255,582
Kamigumi Co., Ltd.	10,700	247,864
Kaneka Corp.	5,200	194,733
Kansai Electric Power Co., Inc.	75,100	1,107,315
Kansai Paint Co., Ltd.	20,900	398,608
Kao Corp.	51,500	4,056,349
Kawasaki Heavy Industries, Ltd. (a)	15,500	382,301
KDDI Corp.	186,600	4,020,789
Keihan Holdings Co., Ltd.	11,300	475,236
Keikyu Corp. (a)	24,400	413,997
Keio Corp. (a)	11,500	742,874
Keisei Electric Railway Co., Ltd.	14,800	537,525
Keyence Corp.	10,300	6,418,133
Kikkoman Corp. (a)	14,800	726,060
Kintetsu Group Holdings Co., Ltd. (a)	17,800	829,814
Kirin Holdings Co., Ltd.	87,100	2,079,430
Kobayashi Pharmaceutical Co., Ltd.	5,800	489,425
Kobe Steel, Ltd. (a)	35,800	268,779
Koito Manufacturing Co., Ltd.	11,700	662,773
Komatsu, Ltd. (a)	97,600	2,266,620
Konami Holdings Corp.	10,100	438,456
Konica Minolta, Inc. (a)	50,300	494,888

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Kose Corp.	3,100	$569,391
Kubota Corp.	106,900	1,544,803
Kuraray Co., Ltd.	34,200	435,051
Kurita Water Industries, Ltd.	13,100	334,586
Kyocera Corp.	34,000	1,996,657
Kyowa Hakko Kirin Co., Ltd.	26,900	585,707
Kyushu Electric Power Co., Inc. (a)	45,300	534,915
Kyushu Railway Co. (a)	16,700	549,198
Lawson, Inc.	5,600	310,647
LINE Corp. (a)(b)	9,500	335,163
Lion Corp.	23,500	494,692
LIXIL Group Corp. (a)	27,800	371,219
M3, Inc. (a)	46,600	781,824
Makita Corp.	24,600	856,783
Marubeni Corp.	166,800	1,152,839
Marui Group Co., Ltd. (a)	23,400	472,503
Maruichi Steel Tube, Ltd.	5,100	148,597
Mazda Motor Corp. (a)	63,500	710,528
McDonald's Holdings Co. Japan, Ltd.	6,300	291,422
Mebuki Financial Group, Inc. (a)	86,200	220,397
Medipal Holdings Corp.	18,600	441,957
MEIJI Holdings Co., Ltd.	12,600	1,023,391
MINEBEA MITSUMI, Inc.	40,600	610,000
MISUMI Group, Inc. (a)	29,700	738,442
Mitsubishi Chemical Holdings Corp. (a)	144,700	1,018,920
Mitsubishi Corp.	143,600	3,988,132
Mitsubishi Electric Corp. (a)	193,400	2,485,536
Mitsubishi Estate Co., Ltd.	125,100	2,266,685
Mitsubishi Gas Chemical Co., Inc. (a)	16,900	241,091
Mitsubishi Heavy Industries, Ltd.	33,800	1,404,096
Mitsubishi Materials Corp. (a)	11,800	311,511
Mitsubishi Motors Corp. (a)	64,600	343,179
Mitsubishi Tanabe Pharma Corp.	25,300	338,065
Mitsubishi UFJ Financial Group, Inc.	1,245,200	6,187,469
Mitsubishi UFJ Lease & Finance Co., Ltd.	40,900	208,408
Mitsui & Co., Ltd.	174,800	2,713,952
Mitsui Chemicals, Inc. (a)	18,500	446,434
Mitsui Fudosan Co., Ltd.	94,400	2,373,113
Mitsui OSK Lines, Ltd. (a)	10,800	232,324
Mizuho Financial Group, Inc.	2,563,000	3,966,589
MonotaRO Co., Ltd. (a)	11,900	264,588
MS&AD Insurance Group Holdings, Inc.	51,300	1,561,919
Murata Manufacturing Co., Ltd.	57,000	2,838,542
Nabtesco Corp.	13,500	393,346
Nagoya Railroad Co., Ltd.	21,700	600,899
NEC Corp.	28,400	960,907
Nexon Co., Ltd. (b)	46,700	731,606
NGK Insulators, Ltd. (a)	28,500	414,040
Security Description	Shares	Value
NGK Spark Plug Co., Ltd.	20,000	$371,143
NH Foods, Ltd. (a)	10,400	374,432
Nidec Corp.	23,600	2,990,378
Nikon Corp. (a)	33,600	473,864
Nintendo Co., Ltd.	12,000	3,421,602
Nippon Building Fund, Inc. REIT	144	975,742
Nippon Electric Glass Co., Ltd.	7,500	198,875
Nippon Express Co., Ltd. (a)	8,100	450,793
Nippon Paint Holdings Co., Ltd. (a)	16,500	648,462
Nippon Prologis REIT, Inc.	204	434,595
Nippon Steel & Sumitomo Metal Corp.	84,600	1,493,503
Nippon Telegraph & Telephone Corp.	69,400	2,948,802
Nippon Yusen KK (a)	17,500	256,449
Nissan Chemical Corp. (a)	14,900	682,504
Nissan Motor Co., Ltd. (a)	245,700	2,016,034
Nisshin Seifun Group, Inc. (a)	22,000	504,856
Nissin Foods Holdings Co., Ltd.	6,700	460,044
Nitori Holdings Co., Ltd.	8,300	1,072,322
Nitto Denko Corp. (a)	17,300	908,881
Nomura Holdings, Inc. (a)	366,700	1,325,865
Nomura Real Estate Holdings, Inc.	11,300	216,945
Nomura Real Estate Master Fund, Inc. REIT	407	600,103
Nomura Research Institute, Ltd.	11,900	540,787
NSK, Ltd. (a)	38,700	362,578
NTT Data Corp. (a)	65,900	726,963
NTT DOCOMO, Inc. (a)	140,700	3,116,285
Obayashi Corp.	72,500	729,683
Obic Co., Ltd.	6,600	665,456
Odakyu Electric Railway Co., Ltd. (a)	31,800	770,831
Oji Holdings Corp.	87,000	539,992
Olympus Corp.	123,600	1,342,252
Omron Corp. (a)	20,100	940,669
Ono Pharmaceutical Co., Ltd.	39,100	766,210
Oracle Corp. Japan	4,000	268,510
Oriental Land Co., Ltd. (a)	21,200	2,407,589
ORIX Corp.	140,200	2,013,352
Osaka Gas Co., Ltd. (a)	41,500	818,864
Otsuka Corp.	11,300	422,148
Otsuka Holdings Co., Ltd.	40,800	1,603,101
Pan Pacific International Holdings Corp.	13,600	900,646
Panasonic Corp. (a)	236,800	2,041,420
Park24 Co., Ltd.	10,500	227,958
Pigeon Corp.	12,200	498,758
Pola Orbis Holdings, Inc.	9,700	309,355
Rakuten, Inc.	89,400	846,467
Recruit Holdings Co., Ltd.	116,200	3,318,500
Renesas Electronics Corp. (b)	87,100	402,902
Resona Holdings, Inc.	216,200	936,994
Ricoh Co., Ltd. (a)	69,700	728,580

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Rinnai Corp.	3,900	$275,891
Rohm Co., Ltd.	10,200	635,859
Ryohin Keikaku Co., Ltd.	2,700	683,995
Sankyo Co., Ltd.	3,800	144,880
Santen Pharmaceutical Co., Ltd.	37,600	560,170
SBI Holdings, Inc. (a)	27,000	601,545
Secom Co., Ltd.	22,200	1,901,797
Sega Sammy Holdings, Inc. (a)	18,200	214,746
Seibu Holdings, Inc.	23,900	418,253
Seiko Epson Corp. (a)	29,600	453,286
Sekisui Chemical Co., Ltd. (a)	39,000	626,833
Sekisui House, Ltd.	66,500	1,100,673
Seven & i Holdings Co., Ltd. (a)	79,400	2,995,658
Seven Bank, Ltd. (a)	72,000	212,712
SG Holdings Co., Ltd. (a)	11,600	337,986
Sharp Corp. (a)	24,800	272,904
Shimadzu Corp.	24,100	696,752
Shimamura Co., Ltd.	2,300	194,706
Shimano, Inc.	8,300	1,349,776
Shimizu Corp.	62,900	546,685
Shin-Etsu Chemical Co., Ltd.	38,400	3,219,515
Shinsei Bank, Ltd. (a)(b)	14,900	212,021
Shionogi & Co., Ltd.	28,800	1,782,876
Shiseido Co., Ltd.	40,100	2,893,605
Shizuoka Bank, Ltd.	53,000	403,659
Showa Denko KK (a)	15,500	544,744
Showa Shell Sekiyu KK (d)	19,700	270,364
SMC Corp.	6,100	2,288,774
Softbank Corp. (a)	177,300	1,997,498
SoftBank Group Corp. (a)	87,500	8,494,263
Sohgo Security Services Co., Ltd. (a)	9,100	396,278
Sompo Holdings, Inc.	34,000	1,258,816
Sony Corp.	134,600	5,648,615
Sony Financial Holdings, Inc. (a)	18,700	352,763
Stanley Electric Co., Ltd. (a)	16,400	440,800
Subaru Corp.	64,400	1,467,670
SUMCO Corp.	23,600	262,471
Sumitomo Chemical Co., Ltd. (a)	157,300	731,892
Sumitomo Corp.	121,300	1,677,827
Sumitomo Dainippon Pharma Co., Ltd. (a)	19,600	484,666
Sumitomo Electric Industries, Ltd.	80,600	1,069,351
Sumitomo Heavy Industries, Ltd.	12,900	417,821
Sumitomo Metal Mining Co., Ltd. (a)	25,600	756,308
Sumitomo Mitsui Financial Group, Inc.	143,000	5,007,616
Sumitomo Mitsui Trust Holdings, Inc.	35,400	1,271,630
Sumitomo Realty & Development Co., Ltd.	38,000	1,574,450
Security Description	Shares	Value
Sumitomo Rubber Industries, Ltd. (a)	21,500	$257,957
Sundrug Co., Ltd.	8,300	228,712
Suntory Beverage & Food, Ltd.	14,400	676,514
Suzuken Co., Ltd.	8,500	492,253
Suzuki Motor Corp.	36,400	1,610,762
Sysmex Corp.	17,900	1,081,908
T&D Holdings, Inc.	61,900	650,961
Taiheiyo Cement Corp.	12,400	413,389
Taisei Corp.	23,000	1,068,076
Taisho Pharmaceutical Holdings Co., Ltd.	3,400	324,073
Taiyo Nippon Sanso Corp. (a)	15,200	231,533
Takashimaya Co., Ltd.	15,100	201,088
Takeda Pharmaceutical Co., Ltd.	157,238	6,422,487
TDK Corp.	13,500	1,057,460
Teijin, Ltd. (a)	18,900	311,798
Temp Holdings Co., Ltd. (a)	17,000	275,232
Terumo Corp. (a)	64,200	1,960,482
THK Co., Ltd.	13,900	343,340
Tobu Railway Co., Ltd.	19,900	574,427
Toho Co., Ltd.	12,900	518,051
Toho Gas Co., Ltd. (a)	8,500	381,669
Tohoku Electric Power Co., Inc.	45,200	576,613
Tokio Marine Holdings, Inc. (a)	68,300	3,308,710
Tokyo Century Corp. (a)	3,700	160,957
Tokyo Electric Power Co. Holdings, Inc. (b)	163,600	1,034,648
Tokyo Electron, Ltd. (a)	16,600	2,399,603
Tokyo Gas Co., Ltd.	41,300	1,116,968
Tokyu Corp.	51,000	890,663
Tokyu Fudosan Holdings Corp. (a)	67,200	401,919
Toppan Printing Co., Ltd. (a)	27,000	407,616
Toray Industries, Inc.	142,600	910,728
Toshiba Corp. (a)	69,000	2,197,452
Tosoh Corp.	27,200	422,923
TOTO, Ltd. (a)	15,300	648,990
Toyo Seikan Group Holdings, Ltd.	16,600	339,994
Toyo Suisan Kaisha, Ltd.	10,500	399,851
Toyoda Gosei Co., Ltd. (a)	5,300	112,239
Toyota Industries Corp.	15,300	767,177
Toyota Motor Corp.	242,000	14,183,078
Toyota Tsusho Corp.	22,200	723,052
Trend Micro, Inc.	12,500	608,709
Tsuruha Holdings, Inc.	3,600	292,723
Unicharm Corp.	42,800	1,416,420
United Urban Investment Corp. REIT	312	493,010
USS Co., Ltd.	25,500	473,208
Welcia Holdings Co., Ltd.	4,500	152,663
West Japan Railway Co.	17,400	1,310,915
Yahoo! Japan Corp. (a)	308,000	754,104
Yakult Honsha Co., Ltd.	12,200	853,124
Yamada Denki Co., Ltd. (a)	59,400	293,015

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Yamaguchi Financial Group, Inc. (a)	19,000	$161,016
Yamaha Corp. (a)	13,700	684,474
Yamaha Motor Co., Ltd.	29,200	572,735
Yamato Holdings Co., Ltd.	34,300	885,971
Yamazaki Baking Co., Ltd.	16,800	272,601
Yaskawa Electric Corp. (a)	26,400	828,839
Yokogawa Electric Corp.	24,800	513,320
Yokohama Rubber Co., Ltd.	10,800	200,613
ZOZO, Inc. (a)	24,900	469,272
		348,202,088
LUXEMBOURG — 0.2%
ArcelorMittal	68,639	1,391,753
Aroundtown SA	82,021	676,915
Eurofins Scientific SE (a)	1,283	531,588
Millicom International Cellular SA SDR	7,354	447,569
Reinet Investments SCA	15,345	262,598
RTL Group SA	4,051	221,520
SES SA	39,229	610,729
Tenaris SA	51,067	717,617
		4,860,289
MACAU — 0.0% (g)
MGM China Holdings, Ltd.	85,200	178,215
Wynn Macau, Ltd.	172,000	405,353
		583,568
MALAYSIA — 0.5%
AirAsia Group Bhd	140,400	91,479
Alliance Bank Malaysia Bhd	140,600	140,858
AMMB Holdings Bhd	132,400	147,886
Axiata Group Bhd	281,225	285,875
British American Tobacco Malaysia Bhd	23,500	208,032
CIMB Group Holdings Bhd	502,410	633,781
Dialog Group Bhd	417,600	324,260
DiGi.Com Bhd	316,000	352,186
Fraser & Neave Holdings Bhd	17,600	150,198
Gamuda Bhd	128,616	90,732
Genting Bhd	190,200	309,352
Genting Malaysia Bhd	259,500	203,405
Genting Plantations Bhd	900	2,337
HAP Seng Consolidated Bhd	66,200	160,534
Hartalega Holdings Bhd	138,200	156,734
Hong Leong Bank Bhd	61,432	305,467
Hong Leong Financial Group Bhd	20,700	97,251
IHH Healthcare Bhd	233,600	330,158
IJM Corp. Bhd	331,300	180,156
IOI Corp. Bhd	149,800	163,652
IOI Properties Group Bhd	38,750	12,529
Kuala Lumpur Kepong Bhd	43,300	263,035
Malayan Banking Bhd	396,048	899,293
Malaysia Airports Holdings Bhd	66,124	117,266
Maxis Bhd	221,600	290,943
Security Description	Shares	Value
MISC Bhd	86,500	$141,748
Nestle Malaysia Bhd	6,300	226,538
Petronas Chemicals Group Bhd	247,800	555,995
Petronas Dagangan Bhd	22,600	138,396
Petronas Gas Bhd	77,000	332,331
PPB Group Bhd	44,280	198,704
Press Metal Aluminium Holdings Bhd	136,100	150,352
Public Bank Bhd	303,500	1,721,754
QL Resources Bhd	61,700	103,979
RHB Capital Bhd	128,959	180,053
Sime Darby Bhd	142,535	77,857
Sime Darby Plantation Bhd	208,035	255,808
Sime Darby Property Bhd	142,535	38,754
SP Setia Bhd Group	131,200	72,951
Telekom Malaysia Bhd	91,003	71,331
Tenaga Nasional Bhd	313,600	972,486
Top Glove Corp. Bhd	123,600	139,873
Westports Holdings Bhd	92,500	85,193
YTL Corp. Bhd	529,608	137,510
		11,519,012
MEXICO — 0.7%
Alfa SAB de CV Class A	337,100	357,650
Alsea SAB de CV	82,300	172,428
America Movil SAB de CV Series L	3,648,500	2,608,826
Arca Continental SAB de CV	54,500	303,441
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B (a)	224,400	306,681
Cemex SAB de CV Series CPO (b)	1,742,764	813,994
Coca-Cola Femsa SAB de CV Series L	62,500	413,262
El Puerto de Liverpool SAB de CV Series C1 (a)	24,300	153,486
Fibra Uno Administracion SA de CV REIT	384,300	529,967
Fomento Economico Mexicano SAB de CV	212,800	1,962,839
Fresnillo PLC	22,113	250,915
Gruma SAB de CV Class B	24,445	250,505
Grupo Aeroportuario del Pacifico SAB de CV Class B	45,200	400,980
Grupo Aeroportuario del Sureste SAB de CV Class B	22,990	371,775
Grupo Bimbo SAB de CV Class A	192,600	402,030
Grupo Carso SAB de CV Series A1 (a)	60,000	235,051
Grupo Financiero Banorte SAB de CV Series O	286,700	1,558,578
Grupo Financiero Inbursa SAB de CV Series O	269,400	373,042
Grupo Mexico SAB de CV Class B	395,000	1,082,114

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Grupo Televisa SAB Series CPO (a)	266,300	$588,956
Industrias Penoles SAB de CV	19,770	246,882
Infraestructura Energetica Nova SAB de CV	67,400	271,025
Kimberly-Clark de Mexico SAB de CV Class A (a)	173,700	294,253
Megacable Holdings SAB de CV	45,900	213,013
Mexichem SAB de CV	127,557	305,124
Promotora y Operadora de Infraestructura SAB de CV	26,395	261,888
Wal-Mart de Mexico SAB de CV	578,600	1,547,805
		16,276,510
NETHERLANDS — 3.1%
ABN AMRO Group NV (e)	45,202	1,020,177
Adyen NV (b)(e)	836	655,214
Aegon NV	195,284	939,373
Akzo Nobel NV	24,344	2,159,165
ASML Holding NV	43,482	8,163,333
EXOR NV	11,716	761,692
Heineken Holding NV	12,768	1,280,254
Heineken NV	27,890	2,946,236
ING Groep NV	414,832	5,023,123
Koninklijke Ahold Delhaize NV	126,518	3,370,391
Koninklijke DSM NV	19,683	2,147,338
Koninklijke KPN NV	367,584	1,166,408
Koninklijke Philips NV	98,409	4,012,754
Koninklijke Vopak NV	8,161	390,918
NN Group NV	33,254	1,382,672
NXP Semiconductors NV	36,954	3,266,364
Randstad NV (a)	13,067	637,804
Royal Dutch Shell PLC Class A	477,411	15,014,157
Royal Dutch Shell PLC Class B	396,814	12,554,427
Wolters Kluwer NV	30,399	2,071,904
		68,963,704
NEW ZEALAND — 0.1%
a2 Milk Co., Ltd. (b)	71,421	697,027
Auckland International Airport, Ltd.	93,526	519,208
Fisher & Paykel Healthcare Corp., Ltd.	57,800	618,887
Fletcher Building, Ltd.	93,438	315,437
Meridian Energy, Ltd.	118,222	337,426
Ryman Healthcare, Ltd.	36,039	301,088
Spark New Zealand, Ltd.	195,380	506,347
		3,295,420
NORWAY — 0.5%
Aker BP ASA	13,254	472,500
DNB ASA	104,776	1,932,095
Equinor ASA	124,738	2,735,470
Gjensidige Forsikring ASA	24,595	425,549
Mowi ASA	48,793	1,090,698
Norsk Hydro ASA	151,972	616,775
Security Description	Shares	Value
Orkla ASA	93,825	$721,261
Schibsted ASA Class B	11,462	411,277
Telenor ASA	80,622	1,616,821
Yara International ASA	20,289	831,200
		10,853,646
PAKISTAN — 0.0% (g)
Habib Bank, Ltd.	53,000	49,890
MCB Bank, Ltd.	39,200	54,735
Oil & Gas Development Co., Ltd.	90,100	94,453
		199,078
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	22,600	390,528
Credicorp, Ltd.	7,500	1,799,625
Southern Copper Corp. (a)	10,700	424,576
		2,614,729
PHILIPPINES — 0.3%
Aboitiz Equity Ventures, Inc.	180,220	202,323
Aboitiz Power Corp.	208,000	140,225
Alliance Global Group, Inc.	450,900	138,765
Ayala Corp.	25,640	458,991
Ayala Land, Inc.	766,400	655,329
Bank of the Philippine Islands	68,567	109,947
BDO Unibank, Inc.	185,783	473,391
DMCI Holdings, Inc.	360,130	82,300
Globe Telecom, Inc.	2,995	110,537
GT Capital Holdings, Inc.	11,674	207,091
International Container Terminal Services, Inc.	76,460	190,313
JG Summit Holdings, Inc.	250,410	302,819
Jollibee Foods Corp.	33,510	202,298
Manila Electric Co.	24,040	173,971
Megaworld Corp.	1,020,000	112,664
Metro Pacific Investments Corp.	974,000	89,962
Metropolitan Bank & Trust Co.	187,829	285,803
PLDT, Inc.	6,380	139,726
Robinsons Land Corp.	196,244	91,563
Security Bank Corp.	5,920	19,504
SM Investments Corp.	25,175	447,790
SM Prime Holdings, Inc.	1,055,600	802,103
Universal Robina Corp.	80,890	234,151
		5,671,566
POLAND — 0.3%
Alior Bank SA (b)	13,668	213,014
Bank Handlowy w Warszawie SA	5,829	102,627
Bank Millennium SA (b)	64,815	151,139
Bank Polska Kasa Opieki SA	20,293	582,242
CCC SA	4,227	237,268
CD Projekt SA (b)	6,706	349,831
Cyfrowy Polsat SA (b)	36,562	244,901
Dino Polska SA (b)(e)	7,708	243,272
Grupa Lotos SA	12,650	275,183

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Jastrzebska Spolka Weglowa SA (b)	9,529	$151,615
KGHM Polska Miedz SA (b)	14,475	403,987
LPP SA	144	312,688
mBank SA	2,124	235,566
Orange Polska SA (b)	106,622	142,669
PGE Polska Grupa Energetyczna SA (b)	113,583	294,486
Polski Koncern Naftowy ORLEN SA	30,746	783,035
Polskie Gornictwo Naftowe i Gazownictwo SA	222,495	363,005
Powszechna Kasa Oszczednosci Bank Polski SA	91,922	925,010
Powszechny Zaklad Ubezpieczen SA	69,984	739,297
Santander Bank Polska SA	3,603	358,059
		7,108,894
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	267,277	1,051,892
Galp Energia SGPS SA	52,343	839,283
Jeronimo Martins SGPS SA	26,225	387,225
		2,278,400
QATAR — 0.2%
Barwa Real Estate Co.	23,060	232,136
Commercial Bank PQSC	16,545	204,270
Ezdan Holding Group QSC (b)	93,897	255,327
Industries Qatar QSC	18,513	630,024
Masraf Al Rayan QSC	32,119	324,212
Ooredoo QSC	5,832	106,364
Qatar Electricity & Water Co. QSC	4,352	205,948
Qatar Insurance Co. SAQ	9,737	97,591
Qatar Islamic Bank SAQ	10,467	435,987
Qatar National Bank QPSC	47,173	2,338,729
		4,830,588
ROMANIA — 0.0% (g)
NEPI Rockcastle PLC	40,925	344,626
RUSSIA — 0.9%
Alrosa PJSC	223,022	314,212
Gazprom PJSC ADR	28,845	130,380
Gazprom PJSC	1,052,680	2,401,387
Inter RAO UES PJSC	2,290,000	129,928
LUKOIL PJSC ADR (c)	3,116	278,602
LUKOIL PJSC ADR (c)	2,055	184,128
LUKOIL PJSC	45,641	4,087,700
Magnit PJSC GDR	34,998	493,472
Magnitogorsk Iron & Steel Works PJSC	226,900	156,971
MMC Norilsk Nickel PJSC	6,245	1,300,378
Mobile TeleSystems PJSC ADR	26,400	199,584
Mobile TeleSystems PJSC	31,200	120,008
Moscow Exchange MICEX-RTS PJSC (b)	132,585	183,830
Novatek PJSC GDR	9,494	1,627,272
Security Description	Shares	Value
Novolipetsk Steel PJSC (b)	113,250	$292,427
PhosAgro PJSC GDR	11,644	145,899
Polymetal International PLC	17,213	193,880
Polyus PJSC (b)	2,617	215,562
Rosneft Oil Co. PJSC	120,780	757,891
Sberbank of Russia PJSC	1,125,000	3,671,886
Severstal PJSC	18,520	289,509
Surgutneftegas PJSC Preference Shares	802,100	499,408
Surgutneftegas PJSC	888,900	335,617
Tatneft PJSC ADR	2,143	147,846
Tatneft PJSC	146,100	1,673,431
Transneft PJSC Preference Shares	30	80,368
VTB Bank PJSC	437,390,000	237,503
X5 Retail Group NV GDR	11,583	288,648
		20,437,727
SINGAPORE — 0.9%
Ascendas Real Estate Investment Trust	275,475	591,829
BOC Aviation, Ltd. (e)	24,300	198,271
CapitaLand Commercial Trust REIT	290,090	415,485
CapitaLand Mall Trust REIT	254,800	447,711
CapitaLand, Ltd.	286,300	771,499
City Developments, Ltd.	39,900	266,589
ComfortDelGro Corp., Ltd.	237,700	451,007
DBS Group Holdings, Ltd.	190,948	3,556,750
Genting Singapore, Ltd.	660,400	507,062
Golden Agri-Resources, Ltd.	606,500	125,375
Jardine Cycle & Carriage, Ltd.	11,711	280,908
Keppel Corp., Ltd.	162,300	745,298
Oversea-Chinese Banking Corp., Ltd.	332,716	2,714,294
SATS, Ltd.	81,900	308,977
Sembcorp Industries, Ltd.	92,900	174,895
Singapore Airlines, Ltd.	58,600	417,922
Singapore Exchange, Ltd.	85,100	459,270
Singapore Press Holdings, Ltd.	178,700	317,953
Singapore Technologies Engineering, Ltd.	168,400	464,980
Singapore Telecommunications, Ltd.	877,700	1,956,924
Suntec Real Estate Investment Trust	238,200	342,924
United Overseas Bank, Ltd.	140,093	2,605,347
UOL Group, Ltd.	49,233	252,617
Venture Corp., Ltd.	30,500	403,965
Wilmar International, Ltd.	212,700	519,776
		19,297,628
SOUTH AFRICA — 1.5%
Absa Group, Ltd. (a)	75,245	793,604
Anglo American Platinum, Ltd.	5,854	298,824
AngloGold Ashanti, Ltd.	43,902	583,249
Aspen Pharmacare Holdings, Ltd.	37,164	239,612

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Bid Corp., Ltd.	35,180	$726,958
Bidvest Group, Ltd.	33,867	454,417
Capitec Bank Holdings, Ltd.	4,994	467,494
Clicks Group, Ltd.	26,518	338,728
Discovery, Ltd.	38,380	364,073
Exxaro Resources, Ltd.	32,236	367,374
FirstRand, Ltd. (a)	351,453	1,534,366
Fortress REIT, Ltd. Class A,	115,468	147,005
Fortress REIT, Ltd. Class B,	96,108	71,841
Foschini Group, Ltd.	28,884	326,469
Gold Fields, Ltd.	103,188	381,233
Growthpoint Properties, Ltd. REIT	349,142	591,214
Hyprop Investments, Ltd. REIT	24,877	121,580
Investec PLC	69,626	401,282
Investec, Ltd.	34,578	202,223
Kumba Iron Ore, Ltd. (a)	6,528	194,782
Liberty Holdings, Ltd. (a)	15,761	110,416
Life Healthcare Group Holdings, Ltd.	124,734	232,148
MMI Holdings, Ltd.	83,371	95,909
Mondi, Ltd.	15,186	335,685
Mr. Price Group, Ltd.	31,354	412,045
MTN Group, Ltd. (a)	188,526	1,158,511
MultiChoice Group, Ltd. (b)	43,950	367,844
Naspers, Ltd. Class N	46,451	10,732,858
Nedbank Group, Ltd.	41,208	717,906
Netcare, Ltd.	112,609	182,330
Old Mutual, Ltd. (a)(c)	49,270	74,719
Old Mutual, Ltd. (a)(c)	450,111	661,005
Pick n Pay Stores, Ltd.	52,090	239,875
PSG Group, Ltd.	17,508	317,472
Rand Merchant Investment Holdings, Ltd.	71,980	167,356
Redefine Properties, Ltd. REIT	560,779	377,190
Remgro, Ltd.	55,262	709,913
Resilient REIT, Ltd.	26,491	100,481
RMB Holdings, Ltd.	75,393	397,217
Sanlam, Ltd.	186,456	953,662
Sappi, Ltd.	63,744	294,603
Sasol, Ltd.	58,695	1,831,516
Shoprite Holdings, Ltd.	46,048	506,452
SPAR Group, Ltd.	24,778	329,680
Standard Bank Group, Ltd.	135,160	1,736,027
Telkom SA SOC, Ltd.	39,144	197,929
Tiger Brands, Ltd.	17,906	329,035
Truworths International, Ltd.	58,695	282,420
Vodacom Group, Ltd.	75,523	583,550
Woolworths Holdings, Ltd.	96,815	312,037
		33,354,119
SOUTH KOREA — 3.2%
Amorepacific Corp.	3,491	579,732
Amorepacific Corp. Preference Shares	740	69,756
AMOREPACIFIC Group	2,522	154,639
BGF retail Co., Ltd.	795	153,033
Security Description	Shares	Value
BNK Financial Group, Inc.	27,622	$162,554
Celltrion Healthcare Co., Ltd. (a)(b)	4,769	280,653
Celltrion Pharm, Inc. (b)	1,347	65,742
Celltrion, Inc. (b)	8,829	1,407,849
Cheil Worldwide, Inc.	7,506	160,026
CJ CheilJedang Corp.	942	268,052
CJ Corp.	1,354	148,509
CJ ENM Co., Ltd.	1,018	208,963
CJ Logistics Corp. (b)	1,096	159,799
Coway Co., Ltd.	5,471	455,475
Daelim Industrial Co., Ltd.	2,706	229,811
Daewoo Engineering & Construction Co., Ltd. (b)	24,328	108,877
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	3,568	87,856
DB Insurance Co., Ltd.	5,525	334,391
DGB Financial Group, Inc.	13,309	95,793
Doosan Bobcat, Inc.	4,079	111,040
E-MART, Inc.	2,133	323,210
Fila Korea, Ltd.	4,634	318,432
GS Engineering & Construction Corp.	5,552	208,365
GS Holdings Corp.	5,913	275,048
GS Retail Co., Ltd.	3,570	123,131
Hana Financial Group, Inc.	32,079	1,028,698
Hankook Tire Co., Ltd.	8,351	275,522
Hanmi Pharm Co., Ltd.	604	242,643
Hanmi Science Co., Ltd.	1,171	79,848
Hanon Systems	16,734	167,325
Hanwha Chemical Corp.	13,246	243,892
Hanwha Corp.	3,640	97,486
Hanwha Life Insurance Co., Ltd.	31,079	109,520
HDC Hyundai Development Co-Engineering & Construction	2,174	97,103
HLB, Inc. (b)	3,398	239,486
Hotel Shilla Co., Ltd.	3,574	300,379
Hyundai Department Store Co., Ltd.	1,309	116,473
Hyundai Engineering & Construction Co., Ltd.	7,969	374,896
Hyundai Glovis Co., Ltd.	1,744	197,431
Hyundai Heavy Industries Co., Ltd. (b)	3,817	400,161
Hyundai Heavy Industries Holdings Co., Ltd.	1,006	295,126
Hyundai Marine & Fire Insurance Co., Ltd.	5,728	191,253
Hyundai Mobis Co., Ltd.	7,251	1,331,895
Hyundai Motor Co.	14,925	1,571,260
Hyundai Motor Co. Preference Shares (c)	3,845	258,456
Hyundai Motor Co. Preference Shares (c)	2,761	168,321
Hyundai Steel Co.	8,186	323,805
Industrial Bank of Korea	28,125	348,125

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Kakao Corp.	5,462	$498,033
Kangwon Land, Inc.	13,112	369,645
KB Financial Group, Inc.	40,610	1,497,250
KCC Corp.	684	191,925
Kia Motors Corp.	28,277	880,620
Korea Aerospace Industries, Ltd.	6,548	203,922
Korea Electric Power Corp. (b)	26,253	691,538
Korea Gas Corp.	2,420	96,152
Korea Investment Holdings Co., Ltd.	3,949	216,045
Korea Zinc Co., Ltd.	874	358,039
Korean Air Lines Co., Ltd.	4,004	112,349
KT Corp.	2,300	55,519
KT&G Corp.	12,450	1,135,208
Kumho Petrochemical Co., Ltd.	1,926	161,532
LG Chem, Ltd.	4,869	1,569,953
LG Chem, Ltd. Preference Shares	786	144,030
LG Corp.	10,198	696,278
LG Display Co., Ltd. (b)	25,728	441,984
LG Electronics, Inc.	10,875	719,507
LG Household & Health Care, Ltd.	958	1,195,918
LG Household & Health Care, Ltd. Preference Shares	184	135,516
LG Innotek Co., Ltd.	1,707	176,700
LG Uplus Corp.	19,162	260,817
Lotte Chemical Corp.	1,752	448,380
Lotte Corp.	2,576	112,109
Lotte Shopping Co., Ltd.	983	154,149
Medy-Tox, Inc.	500	257,158
Mirae Asset Daewoo Co., Ltd.	47,797	308,653
NAVER Corp.	14,849	1,622,127
NCSoft Corp.	1,892	826,740
Netmarble Corp. (b)(e)	2,574	283,455
NH Investment & Securities Co., Ltd.	11,490	136,147
OCI Co., Ltd.	1,629	133,322
Orange Life Insurance, Ltd. (e)	3,399	107,800
Orion Corp/Republic of Korea	2,349	206,942
Ottogi Corp.	114	77,433
Pan Ocean Co., Ltd. (b)	24,680	89,362
Pearl Abyss Corp. (b)	964	142,676
POSCO	8,311	1,852,421
POSCO Chemtech Co., Ltd.	2,247	119,170
Posco Daewoo Corp.	6,646	103,926
S-1 Corp.	1,546	136,880
Samsung Biologics Co., Ltd. (b)(e)	1,624	457,112
Samsung C&T Corp.	8,160	769,201
Samsung Card Co., Ltd.	3,804	115,283
Samsung Electro-Mechanics Co., Ltd. (a)	5,729	527,425
Samsung Electronics Co., Ltd. Preference Shares	86,863	2,774,014
Samsung Electronics Co., Ltd.	500,832	19,700,598
Security Description	Shares	Value
Samsung Engineering Co., Ltd. (b)	13,722	$194,630
Samsung Fire & Marine Insurance Co., Ltd.	3,306	876,668
Samsung Heavy Industries Co., Ltd. (b)	48,810	355,185
Samsung Life Insurance Co., Ltd.	7,604	563,383
Samsung SDI Co., Ltd.	5,624	1,062,768
Samsung SDS Co., Ltd.	3,753	776,984
Samsung Securities Co., Ltd.	7,238	212,338
Shinhan Financial Group Co., Ltd.	45,267	1,674,931
Shinsegae, Inc.	635	188,805
SillaJen, Inc. (a)(b)	6,523	369,508
SK Holdings Co., Ltd.	3,256	775,921
SK Hynix, Inc.	61,352	4,010,500
SK Innovation Co., Ltd.	6,617	1,046,385
SK Telecom Co., Ltd.	2,206	488,775
S-Oil Corp.	4,401	347,396
ViroMed Co., Ltd. (b)	1,503	370,487
Woori Financial Group, Inc.	47,991	581,338
Yuhan Corp.	1,030	217,778
		72,334,583
SPAIN — 1.9%
ACS Actividades de Construccion y Servicios SA	26,156	1,150,100
Aena SME SA (e)	7,067	1,273,596
Amadeus IT Group SA	46,255	3,708,332
Banco Bilbao Vizcaya Argentaria SA	702,025	4,014,652
Banco de Sabadell SA	599,029	597,152
Banco Santander SA	1,705,315	7,935,942
Bankia SA (a)	139,746	362,471
Bankinter SA	68,461	521,957
CaixaBank SA	382,003	1,194,147
Enagas SA	24,615	716,954
Endesa SA	33,501	855,401
Ferrovial SA	51,549	1,208,572
Grifols SA	31,760	890,116
Iberdrola SA	653,401	5,741,711
Industria de Diseno Textil SA	114,971	3,382,294
Mapfre SA	127,893	352,693
Naturgy Energy Group SA	37,025	1,036,428
Red Electrica Corp. SA	44,418	947,620
Repsol SA	145,961	2,500,996
Siemens Gamesa Renewable Energy SA (a)(b)	23,620	376,476
Telefonica SA	492,049	4,126,601
		42,894,211
SWEDEN — 1.6%
Alfa Laval AB	31,357	721,441
Assa Abloy AB Class B	109,122	2,361,194
Atlas Copco AB Class A	73,474	1,977,595
Atlas Copco AB Class B	42,186	1,046,543

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Boliden AB	31,323	$893,563
Electrolux AB Class B	26,847	691,487
Epiroc AB Class A (b)	70,234	710,722
Epiroc AB Class B (b)	42,866	411,315
Essity AB Class B	66,389	1,918,956
Hennes & Mauritz AB Class B (a)	93,386	1,560,578
Hexagon AB Class B	27,676	1,447,162
Husqvarna AB Class B (a)	45,065	368,962
ICA Gruppen AB (a)	9,191	369,610
Industrivarden AB Class C	19,084	400,700
Investor AB Class B	49,627	2,240,232
Kinnevik AB Class B	28,125	730,165
L E Lundbergforetagen AB Class B	9,305	294,941
Lundin Petroleum AB	20,477	694,981
Sandvik AB	123,385	2,008,683
Securitas AB Class B	37,279	603,880
Skandinaviska Enskilda Banken AB Class A	178,550	1,549,244
Skanska AB Class B (a)	36,819	670,461
SKF AB Class B (a)	42,297	704,091
Svenska Handelsbanken AB Class A (a)	167,366	1,770,143
Swedbank AB Class A (a)	99,207	1,404,897
Swedish Match AB	18,877	964,477
Tele2 AB Class B (a)	57,536	768,259
Telefonaktiebolaget LM Ericsson Class B	331,925	3,056,832
Telia Co. AB	300,940	1,361,081
Volvo AB Class B (a)	170,255	2,643,227
		36,345,422
SWITZERLAND — 6.1%
ABB, Ltd.	195,248	3,668,129
Adecco Group AG	16,885	900,624
Baloise Holding AG	5,392	890,636
Barry Callebaut AG	250	451,351
Chocoladefabriken Lindt & Spruengli AG (c)	114	774,957
Chocoladefabriken Lindt & Spruengli AG (c)	11	860,428
Cie Financiere Richemont SA	55,303	4,028,195
Clariant AG	23,031	484,023
Coca-Cola HBC AG	22,046	751,212
Credit Suisse Group AG	270,796	3,155,525
Dufry AG	3,818	401,007
EMS-Chemie Holding AG	877	475,530
Ferguson PLC	24,979	1,589,688
Geberit AG	3,933	1,607,321
Givaudan SA	1,002	2,559,582
Glencore PLC	1,193,404	4,944,331
Julius Baer Group, Ltd.	23,711	957,821
Kuehne + Nagel International AG	5,721	784,706
LafargeHolcim, Ltd. (c)	49,504	2,445,127
LafargeHolcim, Ltd. (c)	3,171	156,736
Security Description	Shares	Value
Lonza Group AG	8,100	$2,511,577
Nestle SA	324,508	30,922,592
Novartis AG	229,691	22,090,375
Pargesa Holding SA	4,579	358,632
Partners Group Holding AG	1,839	1,336,917
Roche Holding AG	74,433	20,504,763
Schindler Holding AG (c)	4,615	956,457
Schindler Holding AG (c)	2,252	465,822
SGS SA	591	1,470,527
Sika AG	13,962	1,950,110
Sonova Holding AG	6,207	1,227,813
STMicroelectronics NV	70,851	1,047,342
Straumann Holding AG	1,098	895,798
Swatch Group AG (c)	3,386	968,983
Swatch Group AG (c)	6,411	354,700
Swiss Life Holding AG	3,695	1,626,928
Swiss Prime Site AG	8,083	708,145
Swiss Re AG	32,287	3,153,810
Swisscom AG (a)	2,759	1,349,165
Temenos AG	6,398	943,093
UBS Group AG	408,440	4,950,167
Vifor Pharma AG	5,297	716,177
Zurich Insurance Group AG	16,034	5,306,563
		137,703,385
TAIWAN — 2.8%
Acer, Inc.	255,000	163,406
Advantech Co., Ltd.	33,199	275,756
Airtac International Group	12,000	155,351
ASE Technology Holding Co., Ltd.	372,325	815,429
Asia Cement Corp.	198,000	257,614
Asustek Computer, Inc.	72,000	520,952
AU Optronics Corp.	783,000	288,349
Catcher Technology Co., Ltd.	63,000	484,450
Cathay Financial Holding Co., Ltd.	870,000	1,268,847
Chailease Holding Co., Ltd.	119,829	489,884
Chang Hwa Commercial Bank, Ltd.	599,821	359,069
Cheng Shin Rubber Industry Co., Ltd.	176,000	239,555
Chicony Electronics Co., Ltd.	46,491	108,155
China Airlines, Ltd.	434,000	138,844
China Development Financial Holding Corp.	1,476,000	493,269
China Life Insurance Co., Ltd.	246,452	209,105
China Steel Corp.	1,337,000	1,097,520
Chunghwa Telecom Co., Ltd.	404,000	1,435,343
Compal Electronics, Inc.	378,000	234,866
CTBC Financial Holding Co., Ltd.	1,870,009	1,240,787
Delta Electronics, Inc.	212,630	1,096,938
E.Sun Financial Holding Co., Ltd.	1,022,831	788,184
Eclat Textile Co., Ltd.	15,182	204,427
Eva Airways Corp.	313,760	153,722

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Evergreen Marine Corp. Taiwan, Ltd.	351,016	$136,099
Far Eastern New Century Corp.	292,620	289,102
Far EasTone Telecommunications Co., Ltd.	176,000	424,289
Feng TAY Enterprise Co., Ltd.	30,273	214,127
First Financial Holding Co., Ltd.	1,026,256	702,584
Formosa Chemicals & Fibre Corp.	375,000	1,362,729
Formosa Petrochemical Corp.	135,000	505,913
Formosa Plastics Corp.	473,000	1,680,489
Formosa Taffeta Co., Ltd.	76,000	90,745
Foxconn Technology Co., Ltd.	84,180	167,975
Fubon Financial Holding Co., Ltd.	708,000	1,056,699
Giant Manufacturing Co., Ltd.	37,000	264,110
Globalwafers Co., Ltd.	23,000	226,116
Highwealth Construction Corp.	72,900	120,158
Hiwin Technologies Corp.	19,614	165,463
Hon Hai Precision Industry Co., Ltd.	1,388,320	3,310,833
Hotai Motor Co., Ltd.	33,000	404,195
Hua Nan Financial Holdings Co., Ltd.	759,240	477,905
Innolux Corp.	942,000	305,641
Inventec Corp.	291,000	221,410
Largan Precision Co., Ltd.	11,000	1,641,764
Lite-On Technology Corp.	199,419	290,195
MediaTek, Inc.	161,000	1,475,722
Mega Financial Holding Co., Ltd.	1,163,601	1,059,003
Micro-Star International Co., Ltd.	59,000	165,588
Nan Ya Plastics Corp.	543,000	1,390,072
Nanya Technology Corp.	131,000	260,976
Nien Made Enterprise Co., Ltd.	13,000	114,518
Novatek Microelectronics Corp.	61,000	391,882
Pegatron Corp.	218,000	377,002
Phison Electronics Corp.	13,000	127,383
Pou Chen Corp.	201,000	244,887
Powertech Technology, Inc.	87,000	205,500
President Chain Store Corp.	58,000	571,146
Quanta Computer, Inc.	295,000	553,236
Realtek Semiconductor Corp.	52,000	307,068
Ruentex Development Co., Ltd.	77,361	116,968
Ruentex Industries, Ltd.	47,400	124,419
Shanghai Commercial & Savings Bank, Ltd.	300,000	474,035
Shin Kong Financial Holding Co., Ltd.	1,141,158	336,196
SinoPac Financial Holdings Co., Ltd.	1,182,281	437,307
Standard Foods Corp.	51,417	86,417
Synnex Technology International Corp.	128,550	154,324
TaiMed Biologics, Inc. (b)	15,000	81,764
Security Description	Shares	Value
Taishin Financial Holding Co., Ltd.	972,456	$443,309
Taiwan Business Bank	646,923	251,880
Taiwan Cement Corp.	498,300	666,922
Taiwan Cooperative Financial Holding Co., Ltd.	935,662	591,989
Taiwan High Speed Rail Corp.	226,000	263,980
Taiwan Mobile Co., Ltd.	166,000	600,542
Taiwan Semiconductor Manufacturing Co., Ltd.	2,583,000	20,574,828
Tatung Co., Ltd. (b)	177,000	139,553
Uni-President Enterprises Corp.	514,880	1,249,591
United Microelectronics Corp.	1,225,000	463,044
Vanguard International Semiconductor Corp.	105,000	226,554
Walsin Technology Corp.	28,000	181,697
Win Semiconductors Corp.	30,000	211,710
Winbond Electronics Corp.	274,000	131,130
Wistron Corp.	234,842	180,586
WPG Holdings, Ltd.	132,480	172,797
Yageo Corp.	23,962	251,123
Yuanta Financial Holding Co., Ltd.	1,068,022	608,160
Zhen Ding Technology Holding, Ltd.	40,000	124,203
		62,967,374
THAILAND — 0.6%
Advanced Info Service PCL	106,700	618,648
Airports of Thailand PCL	432,600	926,951
Bangkok Bank PCL NVDR	30,800	200,901
Bangkok Dusit Medical Services PCL	357,100	279,064
Bangkok Expressway & Metro PCL	649,000	206,551
Bangkok Expressway & Metro PCL NVDR	133,100	42,361
Banpu PCL	243,400	124,250
Berli Jucker PCL	104,700	163,310
BTS Group Holdings PCL	619,900	214,870
Bumrungrad Hospital PCL	31,200	176,474
Central Pattana PCL NVDR	22,400	51,703
Central Pattana PCL	118,200	272,827
Charoen Pokphand Foods PCL	285,300	229,247
Charoen Pokphand Foods PCL NVDR	74,400	59,783
CP ALL PCL NVDR	49,000	115,417
CP ALL PCL	475,300	1,119,542
Delta Electronics Thailand PCL	55,900	125,064
Electricity Generating PCL	11,900	109,494
Energy Absolute PCL	112,813	170,633
Glow Energy PCL	44,700	128,177
Gulf Energy Development PCL	40,600	122,177
Home Product Center PCL	417,200	201,139
Indorama Ventures PCL	143,700	225,274
Indorama Ventures PCL NVDR	32,200	50,479
IRPC PCL	971,500	176,024

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Kasikornbank PCL	171,100	$1,013,606
Krung Thai Bank PCL	265,400	160,570
Krung Thai Bank PCL NVDR	99,500	60,199
Land & Houses PCL	567,800	191,444
Minor International PCL	196,350	241,300
Minor International PCL NVDR	40,000	49,157
Muangthai Capital PCL	60,500	83,882
PTT Exploration & Production PCL	132,600	524,383
PTT Exploration & Production PCL NVDR	12,500	49,433
PTT Global Chemical PCL	213,000	451,371
PTT PCL NVDR	62,100	93,928
PTT PCL	1,041,500	1,575,295
Robinson PCL	63,300	117,185
Siam Cement PCL	33,765	512,832
Siam Cement PCL NVDR	5,700	86,573
Siam Commercial Bank PCL NVDR	26,900	111,889
Siam Commercial Bank PCL	164,200	682,981
Thai Oil PCL	98,100	214,840
Thai Oil PCL NVDR	19,100	41,829
Thai Union Group PCL Class F	244,000	148,391
TMB Bank PCL	1,483,700	95,376
True Corp. PCL	1,001,312	150,189
		12,767,013
TURKEY — 0.2%
Akbank T.A.S. (b)	360,549	403,333
Anadolu Efes Biracilik Ve Malt Sanayii A/S	23,020	71,347
Arcelik A/S (b)	21,397	64,006
Aselsan Elektronik Sanayi Ve Ticaret A/S	44,184	166,425
BIM Birlesik Magazalar A/S	27,066	365,057
Eregli Demir ve Celik Fabrikalari TAS	190,021	306,746
Ford Otomotiv Sanayi A/S	14,868	128,374
Haci Omer Sabanci Holding A/S	140,790	195,375
KOC Holding A/S	101,157	288,094
Petkim Petrokimya Holding A/S	167,129	134,304
TAV Havalimanlari Holding A/S	32,543	134,444
Tupras Turkiye Petrol Rafinerileri A/S	15,735	347,587
Turk Hava Yollari AO (b)	85,741	196,232
Turkcell Iletisim Hizmetleri A/S	144,396	309,004
Turkiye Garanti Bankasi A/S	284,548	420,053
Turkiye Halk Bankasi A/S	65,969	74,498
Turkiye Is Bankasi A/S Class C	228,823	222,764
Turkiye Sise ve Cam Fabrikalari A/S	118,964	122,763
		3,950,406
UNITED ARAB EMIRATES — 0.2%
Abu Dhabi Commercial Bank PJSC	226,966	585,783
Aldar Properties PJSC	481,035	237,041
Security Description	Shares	Value
DAMAC Properties Dubai Co. PJSC	160,578	$59,018
DP World PLC	14,508	232,128
Dubai Islamic Bank PJSC	195,014	260,153
Emaar Development PJSC	109,796	115,981
Emaar Malls PJSC	267,179	126,567
Emaar Properties PJSC	347,458	442,706
Emirates Telecommunications Group Co. PJSC	181,292	824,256
First Abu Dhabi Bank PJSC	275,018	1,142,570
NMC Health PLC (a)	12,255	364,729
		4,390,932
UNITED KINGDOM — 9.9%
3i Group PLC	103,074	1,322,691
Admiral Group PLC	20,501	579,690
Anglo American PLC	111,184	2,975,077
Ashtead Group PLC	49,673	1,199,057
Associated British Foods PLC	36,949	1,174,291
AstraZeneca PLC	134,212	10,729,195
Auto Trader Group PLC (e)	101,929	692,782
Aviva PLC	412,423	2,216,271
Babcock International Group PLC	29,484	189,598
BAE Systems PLC	338,138	2,125,507
Barclays PLC	1,804,471	3,637,017
Barratt Developments PLC	110,256	860,865
Berkeley Group Holdings PLC	12,975	623,702
BP PLC	2,154,379	15,678,572
British American Tobacco PLC ADR	19,881	829,435
British American Tobacco PLC	223,529	9,303,150
British Land Co. PLC REIT	92,767	711,984
BT Group PLC	891,023	2,588,556
Bunzl PLC	35,746	1,179,376
Burberry Group PLC	43,921	1,118,585
Carnival PLC	18,117	888,817
Centrica PLC	609,806	907,442
CNH Industrial NV	108,303	1,102,255
Coca-Cola European Partners PLC (b)(c)	9,300	481,182
Coca-Cola European Partners PLC (b)(c)	14,800	762,774
Compass Group PLC	167,093	3,928,949
ConvaTec Group PLC (e)	168,357	310,529
Croda International PLC	13,822	907,382
DCC PLC	10,823	935,728
Diageo PLC	257,135	10,514,179
Direct Line Insurance Group PLC	140,443	646,005
easyJet PLC	19,309	281,170
Experian PLC	96,155	2,604,879
Fiat Chrysler Automobiles NV (b)	111,416	1,660,373
G4S PLC	167,066	399,471
GlaxoSmithKline PLC	525,612	10,936,466
GVC Holdings PLC	62,422	454,685

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Hammerson PLC REIT	75,041	$328,353
Hargreaves Lansdown PLC	30,702	745,517
HSBC Holdings PLC	2,122,513	17,238,867
Imperial Brands PLC	100,541	3,438,357
Informa PLC	133,376	1,293,387
InterContinental Hotels Group PLC	17,669	1,062,539
Intertek Group PLC	16,528	1,046,043
ITV PLC	404,975	670,710
J Sainsbury PLC	178,000	546,690
John Wood Group PLC	68,018	449,713
Johnson Matthey PLC	20,781	850,813
Kingfisher PLC	229,764	702,977
Land Securities Group PLC REIT	79,911	951,106
Legal & General Group PLC	630,063	2,260,224
Lloyds Banking Group PLC	7,538,512	6,104,050
London Stock Exchange Group PLC	33,167	2,053,300
Marks & Spencer Group PLC	176,531	641,550
Meggitt PLC	87,745	574,882
Melrose Industries PLC	518,627	1,237,723
Merlin Entertainments PLC (e)	85,161	380,957
Micro Focus International PLC	17,777	462,476
Micro Focus International PLC ADR (a)	28,000	722,120
Mondi PLC	39,535	874,743
National Grid PLC	357,938	3,968,227
Next PLC	15,306	1,112,903
Pearson PLC	79,412	865,282
Persimmon PLC	33,475	946,546
Prudential PLC	274,608	5,501,607
Reckitt Benckiser Group PLC	71,194	5,920,541
RELX PLC (c)	121,066	2,589,550
RELX PLC (c)	86,182	1,843,458
Rio Tinto PLC	122,423	7,116,336
Rio Tinto, Ltd.	39,199	2,726,304
Rolls-Royce Holdings PLC	179,570	2,113,387
Royal Bank of Scotland Group PLC	510,927	1,644,436
Royal Mail PLC	99,426	308,735
RSA Insurance Group PLC	110,686	732,397
Sage Group PLC	112,022	1,023,544
Schroders PLC	12,534	441,302
Segro PLC REIT	116,078	1,018,555
Severn Trent PLC	24,282	625,220
Smith & Nephew PLC	92,728	1,840,230
Smiths Group PLC	42,581	796,213
SSE PLC	108,756	1,682,152
St James's Place PLC	57,069	764,460
Standard Chartered PLC	300,655	2,316,528
Standard Life Aberdeen PLC	255,821	879,871
Taylor Wimpey PLC	352,156	805,100
Tesco PLC	1,032,977	3,124,115
Unilever NV	163,529	9,507,767
Unilever PLC	117,610	6,735,415
Security Description	Shares	Value
United Utilities Group PLC	75,484	$801,039
Vodafone Group PLC	2,830,795	5,156,759
Weir Group PLC	26,447	536,914
Whitbread PLC	19,383	1,282,552
Wm Morrison Supermarkets PLC	235,249	697,535
WPP PLC	132,812	1,403,180
		220,922,944
TOTAL COMMON STOCKS (Cost $2,080,389,601)		2,158,134,214

PREFERRED STOCKS — 0.0% (g)
SOUTH KOREA — 0.0% (g)
CJ Corp. (b) (d) (cost $6,645)	203	6,557
RIGHTS — 0.0% (g)
CHINA — 0.0% (g)
Xinjiang Goldwind Science & Technology Co., Ltd. (expiring 4/23/19) (b) (d)	21,888	8,616
INDIA — 0.0% (g)
Vodafone Idea, Ltd. (expiring 4/24/19) (b) (d)	482,927	40,084
TOTAL RIGHTS (Cost $117,401)		48,700
SHORT-TERM INVESTMENTS — 7.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (h) (i)	68,181,323	68,181,323
State Street Navigator Securities Lending Portfolio II (j) (k)	94,313,127	94,313,127
TOTAL SHORT-TERM INVESTMENTS (Cost $162,494,450)		162,494,450
TOTAL INVESTMENTS — 103.5% (Cost $2,243,008,097)		2,320,683,921
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(79,073,824)
NET ASSETS — 100.0%		$2,241,610,097

See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at March 31, 2019.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2019, total aggregate fair value of securities is $1,384,263 representing 0.1% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2019, total aggregate fair value of the security is $329, representing less than 0.05% of the Fund's net assets.
(g)	Amount is less than 0.05% of net assets.
(h)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2019.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust
SDR	= Swedish Depositary Receipt
At March 31, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
S&P/TSX 60 Index Future	25	06/20/2019	$3,562,030	$3,582,095	$20,065
Mini MSCI Emerging Markets (long)	493	06/21/2019	25,969,540	26,064,910	$95,370
Mini MSCI EAFE (long)	556	06/21/2019	51,038,861	51,885,920	$847,059
Total unrealized appreciation/depreciation on open futures contracts purchased					$962,494
See accompanying notes to schedule of investments.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,146,065,124	$12,068,761	$329	$2,158,134,214
Preferred Stocks	—	6,557	—	6,557
Rights	—	48,700	—	48,700
Short-Term Investments	162,494,450	—	—	162,494,450
TOTAL INVESTMENTS	$2,308,559,574	$12,124,018	$329	$2,320,683,921
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	962,494	—	—	962,494
TOTAL OTHER FINANCIAL INSTRUMENTS:	$962,494	$—	$—	$962,494
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,309,522,068	$12,124,018	$329	$2,321,646,415
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	60,832,438	$60,832,438	$168,419,132	$161,070,247	$—	$—	68,181,323	$68,181,323	$510,608	$—
State Street Navigator Securities Lending Portfolio II	40,202,405	40,202,405	158,967,638	104,856,916	—	—	94,313,127	94,313,127	110,615	—
Total		$101,034,843	$327,386,770	$265,927,163	$—	$—		$162,494,450	$621,223	$—
See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments
March 31, 2019 (Unaudited)

State Street Small/Mid Cap Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Small/Mid Cap Equity Index Portfolio. The schedule of investments for the State Street Small/Mid Cap Equity Index Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 98.4%
AEROSPACE & DEFENSE — 1.3%
AAR Corp.	4,960	$161,250
Aerojet Rocketdyne Holdings, Inc. (a)	11,000	390,830
Aerovironment, Inc. (a)	3,200	218,912
Astronics Corp. (a)	3,296	107,845
Axon Enterprise, Inc. (a) (b)	8,792	478,373
BWX Technologies, Inc. (b)	15,190	753,120
Cubic Corp.	4,800	269,952
Curtiss-Wright Corp.	6,740	763,912
Ducommun, Inc. (a)	1,600	69,632
HEICO Corp.	5,982	567,512
HEICO Corp. Class A	11,578	973,247
Hexcel Corp.	13,011	899,841
KeyW Holding Corp. (a) (b)	7,200	62,064
Kratos Defense & Security Solutions, Inc. (a) (b)	13,400	209,442
Maxar Technologies, Inc. (a) (b)	8,900	35,778
Mercury Systems, Inc. (a)	7,200	461,376
Moog, Inc. Class A	4,854	422,055
National Presto Industries, Inc. (b)	795	86,297
Spirit AeroSystems Holdings, Inc. Class A	16,223	1,484,891
Teledyne Technologies, Inc. (a)	5,423	1,285,305
Triumph Group, Inc.	7,445	141,902
Vectrus, Inc. (a)	1,600	42,544
Wesco Aircraft Holdings, Inc. (a)	8,600	75,594
		9,961,674
AIR FREIGHT & LOGISTICS — 0.3%
Air Transport Services Group, Inc. (a)	8,900	205,145
Atlas Air Worldwide Holdings, Inc. (a)	3,582	181,106
Echo Global Logistics, Inc. (a)	4,400	109,032
Forward Air Corp.	4,400	284,812
Hub Group, Inc. Class A (a)	5,017	204,944
Radiant Logistics, Inc. (a)	5,800	36,540
XPO Logistics, Inc. (a) (b)	19,159	1,029,605
		2,051,184
AIRLINES — 0.4%
Allegiant Travel Co.	1,976	255,833
Copa Holdings SA Class A	4,746	382,575
Hawaiian Holdings, Inc. (b)	7,445	195,431
JetBlue Airways Corp. (a)	46,636	762,965
Mesa Air Group, Inc. (a)	1,700	14,178
SkyWest, Inc.	7,800	423,462
Spirit Airlines, Inc. (a)	10,490	554,501
		2,588,945
Security Description	Shares	Value
AUTO COMPONENTS — 0.9%
Adient PLC	14,300	$185,328
American Axle & Manufacturing Holdings, Inc. (a)	16,950	242,554
Cooper Tire & Rubber Co.	7,700	230,153
Cooper-Standard Holdings, Inc. (a)	2,690	126,322
Dana, Inc.	22,247	394,662
Dorman Products, Inc. (a)	4,099	361,081
Fox Factory Holding Corp. (a)	5,500	384,395
Garrett Motion, Inc. (a) (b)	11,600	170,868
Gentex Corp.	40,166	830,633
Gentherm, Inc. (a)	5,254	193,662
Goodyear Tire & Rubber Co.	35,700	647,955
LCI Industries	3,698	284,080
Lear Corp.	9,587	1,301,052
Modine Manufacturing Co. (a)	7,783	107,950
Motorcar Parts of America, Inc. (a)	2,800	52,836
Shiloh Industries, Inc. (a)	1,700	9,350
Standard Motor Products, Inc.	3,208	157,513
Stoneridge, Inc. (a)	4,282	123,579
Superior Industries International, Inc.	2,988	14,223
Tenneco, Inc. Class A	7,768	172,139
Tower International, Inc.	3,161	66,476
Visteon Corp. (a)	4,437	298,832
		6,355,643
AUTOMOBILES — 0.9%
Tesla, Inc. (a) (b)	21,014	5,880,978
Thor Industries, Inc.	7,708	480,748
Winnebago Industries, Inc. (b)	4,800	149,520
		6,511,246
BANKS — 6.0%
1st Constitution Bancorp	1,200	21,324
1st Source Corp.	2,400	107,784
ACNB Corp.	1,000	37,000
Allegiance Bancshares, Inc. (a)	1,800	60,696
Amalgamated Bank Class A	1,600	25,040
American National Bankshares, Inc.	1,200	41,904
Ameris Bancorp	6,444	221,351
Ames National Corp.	1,300	35,633
Arrow Financial Corp.	1,881	61,866
Associated Banc-Corp.	25,130	536,526
Atlantic Capital Bancshares, Inc. (a)	3,800	67,754
Auburn National Bancorp, Inc. (b)	300	11,829
Banc of California, Inc.	6,800	94,112
BancFirst Corp.	2,752	143,517
Bancorp, Inc. (a)	7,400	59,792
BancorpSouth Bank	14,355	405,098
Bank of Commerce Holdings	2,400	25,320
Bank of Hawaii Corp.	6,334	499,563
Bank of Marin Bancorp	2,144	87,239
Bank of NT Butterfield & Son, Ltd.	8,500	304,980
Bank of Princeton (b)	900	28,557
Bank OZK	18,554	537,695
BankFinancial Corp.	2,100	31,227
BankUnited, Inc.	14,927	498,562

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Bankwell Financial Group, Inc.	900	$26,262
Banner Corp.	4,900	265,433
Bar Harbor Bankshares	2,280	58,984
Baycom Corp. (a)	1,600	36,224
BCB Bancorp, Inc.	2,000	26,800
Berkshire Hills Bancorp, Inc.	6,200	168,888
Blue Hills Bancorp, Inc.	3,726	89,051
BOK Financial Corp.	5,008	408,402
Boston Private Financial Holdings, Inc.	12,900	141,384
Bridge Bancorp, Inc.	2,600	76,180
Brookline Bancorp, Inc.	12,000	172,800
Bryn Mawr Bank Corp.	3,100	112,003
Business First Bancshares, Inc. (b)	1,700	41,718
Byline Bancorp, Inc. (a)	2,400	44,352
C&F Financial Corp.	500	25,300
Cadence BanCorp	18,300	339,465
Cambridge Bancorp	600	49,710
Camden National Corp.	2,382	99,377
Capital Bancorp, Inc. (a) (b)	800	9,296
Capital City Bank Group, Inc.	1,800	39,204
Capstar Financial Holdings, Inc.	1,000	14,440
Carolina Financial Corp.	3,200	110,688
Cathay General Bancorp	11,754	398,578
CB Financial Services, Inc.	600	14,238
CBTX, Inc.	2,700	87,669
CenterState Bank Corp.	14,541	346,221
Central Pacific Financial Corp.	4,279	123,406
Central Valley Community Bancorp	1,800	35,190
Century Bancorp, Inc. Class A	436	31,828
Chemical Financial Corp.	10,845	446,380
Chemung Financial Corp.	500	23,465
CIT Group, Inc.	15,486	742,863
Citizens & Northern Corp.	1,700	42,568
City Holding Co.	2,449	186,589
Civista Bancshares, Inc.	2,000	43,660
CNB Financial Corp.	2,100	53,067
Coastal Financial Corp. (a)	1,100	18,689
Codorus Valley Bancorp, Inc.	1,403	29,954
Columbia Banking System, Inc.	11,158	364,755
Commerce Bancshares, Inc.	15,275	886,866
Community Bank System, Inc.	7,639	456,583
Community Bankers Trust Corp.	3,200	23,424
Community Financial Corp.	600	17,022
Community Trust Bancorp, Inc.	2,413	99,078
ConnectOne Bancorp, Inc.	4,623	91,073
County Bancorp, Inc.	800	14,080
Cullen/Frost Bankers, Inc.	8,656	840,238
Customers Bancorp, Inc. (a)	4,400	80,564
CVB Financial Corp.	17,000	357,850
Eagle Bancorp, Inc. (a)	4,900	245,980
East West Bancorp, Inc.	22,071	1,058,746
Enterprise Bancorp, Inc.	1,378	39,590
Enterprise Financial Services Corp.	3,500	142,695
Equity Bancshares, Inc. Class A (a)	2,000	57,600
Esquire Financial Holdings, Inc. (a)	1,000	22,760
Security Description	Shares	Value
Evans Bancorp, Inc.	600	$21,390
Farmers & Merchants Bancorp, Inc.	1,300	39,130
Farmers National Banc Corp.	3,700	51,023
FB Financial Corp.	2,600	82,576
Fidelity D&D Bancorp, Inc.	400	23,648
Fidelity Southern Corp.	3,300	90,387
Financial Institutions, Inc.	2,300	62,514
First BanCorp	32,500	372,450
First Bancorp, Inc.	1,500	37,380
First Bancorp/Southern Pines	4,513	156,872
First Bancshares, Inc.	1,900	58,710
First Bank/Hamilton	2,500	28,825
First Busey Corp.	6,649	162,236
First Business Financial Services, Inc.	1,200	24,024
First Choice Bancorp	1,400	30,100
First Citizens BancShares, Inc. Class A	1,168	475,610
First Commonwealth Financial Corp.	14,900	187,740
First Community Bankshares, Inc.	2,400	79,536
First Community Corp.	900	17,163
First Financial Bancorp	14,582	350,843
First Financial Bankshares, Inc. (b)	9,851	569,191
First Financial Corp.	1,800	75,600
First Financial Northwest, Inc.	1,000	15,750
First Foundation, Inc.	5,700	77,349
First Guaranty Bancshares, Inc.	530	10,865
First Hawaiian, Inc.	20,200	526,210
First Horizon National Corp.	48,319	675,500
First Internet Bancorp	1,500	28,995
First Interstate BancSystem, Inc. Class A	4,982	198,383
First Merchants Corp.	8,278	305,044
First Mid-Illinois Bancshares, Inc.	1,900	63,308
First Midwest Bancorp, Inc.	16,134	330,102
First Northwest Bancorp	1,200	18,684
First of Long Island Corp.	3,850	84,431
First Savings Financial Group, Inc.	200	10,810
First United Corp.	800	13,808
Flushing Financial Corp.	4,100	89,913
FNB Corp.	49,433	523,990
Franklin Financial Network, Inc.	2,055	59,616
Fulton Financial Corp.	25,400	393,192
FVCBankcorp, Inc. (a)	300	5,073
German American Bancorp, Inc.	3,564	104,782
Glacier Bancorp, Inc.	12,900	516,903
Great Southern Bancorp, Inc.	1,668	86,569
Great Western Bancorp, Inc.	8,715	275,307
Guaranty Bancshares, Inc.	1,200	35,064
Hancock Whitney Corp.	12,986	524,634
Hanmi Financial Corp.	4,600	97,842
HarborOne Bancorp, Inc. (a)	2,300	39,560
Heartland Financial USA, Inc.	4,500	191,925
Heritage Commerce Corp.	6,300	76,230
Heritage Financial Corp.	5,600	168,784
Hilltop Holdings, Inc.	10,800	197,100

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Home BancShares, Inc.	23,914	$420,169
HomeTrust Bancshares, Inc.	2,600	65,520
Hope Bancorp, Inc.	18,421	240,947
Horizon Bancorp, Inc.	5,600	90,104
Howard Bancorp, Inc. (a)	1,900	28,139
IBERIABANK Corp.	8,492	608,961
Independent Bank Corp.	4,433	359,117
Independent Bank Corp.	3,230	69,445
Independent Bank Group, Inc.	4,936	253,167
International Bancshares Corp.	8,390	319,072
Investar Holding Corp.	1,300	29,523
Investors Bancorp, Inc.	36,214	429,136
Lakeland Bancorp, Inc.	6,800	101,524
Lakeland Financial Corp.	3,728	168,580
LCNB Corp.	1,400	24,010
LegacyTexas Financial Group, Inc.	7,248	271,003
Level One Bancorp, Inc. (b)	700	16,282
Live Oak Bancshares, Inc. (b)	3,800	55,518
Macatawa Bank Corp.	3,900	38,766
Malvern Bancorp, Inc. (a)	1,100	22,132
MBT Financial Corp.	2,700	27,054
Mercantile Bank Corp.	2,500	81,800
Metropolitan Bank Holding Corp. (a)	1,000	34,790
Mid Penn Bancorp, Inc.	600	14,700
Middlefield Banc Corp.	400	16,484
Midland States Bancorp, Inc.	3,300	79,398
MidSouth Bancorp, Inc.	2,200	25,102
MidWestOne Financial Group, Inc.	1,651	44,990
MutualFirst Financial, Inc.	900	26,973
MVB Financial Corp.	1,400	21,350
National Bank Holdings Corp. Class A	4,400	146,344
National Bankshares, Inc.	1,037	44,435
National Commerce Corp. (a)	2,963	116,179
NBT Bancorp, Inc.	6,500	234,065
Nicolet Bankshares, Inc. (a)	1,200	71,520
Northeast Bancorp	1,200	24,816
Northrim BanCorp, Inc.	1,000	34,420
Norwood Financial Corp.	850	26,214
Oak Valley Bancorp (b)	1,100	19,404
OFG Bancorp	6,600	130,614
Ohio Valley Banc Corp.	700	25,305
Old Line Bancshares, Inc.	2,500	62,325
Old National Bancorp	22,961	376,560
Old Second Bancorp, Inc.	4,300	54,137
Opus Bank	3,000	59,400
Origin Bancorp, Inc. (b)	2,700	91,935
Orrstown Financial Services, Inc.	1,200	22,308
Pacific City Financial Corp.	1,900	33,155
Pacific Mercantile Bancorp (a)	2,500	19,050
Pacific Premier Bancorp, Inc.	6,951	184,410
PacWest Bancorp	18,815	707,632
Park National Corp.	2,099	198,880
Parke Bancorp, Inc.	1,120	23,397
Peapack Gladstone Financial Corp.	2,800	73,416
Penns Woods Bancorp, Inc.	647	26,592
Security Description	Shares	Value
Peoples Bancorp of North Carolina, Inc.	730	$19,418
Peoples Bancorp, Inc.	2,800	86,716
Peoples Financial Services Corp.	1,039	47,004
People's Utah Bancorp	2,300	60,651
Pinnacle Financial Partners, Inc.	11,439	625,713
Popular, Inc.	15,110	787,684
Preferred Bank	2,100	94,437
Premier Financial Bancorp, Inc.	1,812	28,467
Prosperity Bancshares, Inc.	10,222	705,931
QCR Holdings, Inc.	2,000	67,840
RBB Bancorp	2,200	41,360
Reliant Bancorp, Inc. (b)	1,500	33,480
Renasant Corp.	7,361	249,170
Republic Bancorp, Inc. Class A	1,500	67,080
Republic First Bancorp, Inc. (a)	7,000	36,750
S&T Bancorp, Inc.	5,253	207,651
Sandy Spring Bancorp, Inc.	5,297	165,690
SB One Bancorp	900	19,548
Seacoast Banking Corp. of Florida (a)	7,000	184,450
Select Bancorp, Inc. (a)	2,500	28,425
ServisFirst Bancshares, Inc.	7,100	239,696
Shore Bancshares, Inc.	1,900	28,329
Sierra Bancorp	2,100	51,030
Signature Bank	7,974	1,021,230
Simmons First National Corp. Class A	13,786	337,481
SmartFinancial, Inc. (a)	1,700	32,147
South State Corp.	5,445	372,111
Southern First Bancshares, Inc. (a)	1,000	33,870
Southern National Bancorp of Virginia, Inc.	3,000	43,950
Southside Bancshares, Inc.	4,904	162,960
Spirit of Texas Bancshares, Inc. (a) (b)	1,600	33,920
Sterling Bancorp	32,716	609,499
Stock Yards Bancorp, Inc.	3,300	111,573
Summit Financial Group, Inc.	1,600	42,416
Synovus Financial Corp.	24,554	843,675
TCF Financial Corp.	24,600	508,974
Texas Capital Bancshares, Inc. (a)	7,648	417,504
Tompkins Financial Corp.	2,293	174,429
Towne Bank	9,990	247,253
TriCo Bancshares	3,962	155,667
TriState Capital Holdings, Inc. (a)	3,900	79,677
Triumph Bancorp, Inc. (a)	3,800	111,682
Trustmark Corp.	9,977	335,527
UMB Financial Corp.	6,889	441,172
Umpqua Holdings Corp.	33,587	554,186
Union Bankshares Corp.	11,719	378,875
Union Bankshares, Inc./Morrisville	600	27,138
United Bankshares, Inc. (b)	15,000	543,600
United Community Banks, Inc.	11,961	298,188
United Security Bancshares	2,100	22,260
Unity Bancorp, Inc.	1,200	22,656

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Univest Financial Corp.	4,344	$106,254
Valley National Bancorp	49,100	470,378
Veritex Holdings, Inc.	6,686	161,935
Washington Trust Bancorp, Inc.	2,313	111,371
Webster Financial Corp.	13,957	707,201
WesBanco, Inc.	7,941	315,655
West Bancorp, Inc.	2,300	47,564
Westamerica Bancorporation	3,885	240,093
Western Alliance Bancorp (a)	15,065	618,268
Wintrust Financial Corp.	8,528	574,190
		44,449,588
BEVERAGES — 0.2%
Boston Beer Co., Inc. Class A (a) (b)	1,232	363,107
Castle Brands, Inc. (a) (b)	10,900	7,592
Celsius Holdings, Inc. (a) (b)	2,800	11,928
Coca-Cola Bottling Co. Consolidated	684	196,876
Craft Brew Alliance, Inc. (a)	1,900	26,562
Keurig Dr. Pepper, Inc. (b)	27,800	777,566
MGP Ingredients, Inc. (b)	2,000	154,300
National Beverage Corp. (b)	1,800	103,914
Primo Water Corp. (a)	5,300	81,938
		1,723,783
BIOTECHNOLOGY — 5.1%
Abeona Therapeutics, Inc. (a) (b)	4,900	36,064
ACADIA Pharmaceuticals, Inc. (a) (b)	17,209	462,062
Acceleron Pharma, Inc. (a) (b)	6,600	307,362
Achaogen, Inc. (a) (b)	4,200	1,916
Achillion Pharmaceuticals, Inc. (a)	20,300	60,088
Acorda Therapeutics, Inc. (a)	6,800	90,372
Adamas Pharmaceuticals, Inc. (a) (b)	3,300	23,463
ADMA Biologics, Inc. (a) (b)	2,300	8,717
Aduro Biotech, Inc. (a)	9,554	38,025
Adverum Biotechnologies, Inc. (a)	8,200	42,968
Aeglea BioTherapeutics, Inc. (a)	3,000	24,150
Agenus, Inc. (a)	13,000	38,610
AgeX Therapeutics, Inc. (a) (b)	1,010	4,090
Agios Pharmaceuticals, Inc. (a) (b)	7,768	523,874
Aimmune Therapeutics, Inc. (a) (b)	6,700	149,745
Akcea Therapeutics, Inc. (a)	2,000	56,660
Akebia Therapeutics, Inc. (a) (b)	13,104	107,322
Albireo Pharma, Inc. (a)	1,400	45,094
Alder Biopharmaceuticals, Inc. (a) (b)	8,852	120,830
Aldeyra Therapeutics, Inc. (a)	3,500	31,605
Alector, Inc. (a) (b)	900	16,848
Alkermes PLC (a)	23,562	859,777
Allakos, Inc. (a) (b)	2,200	89,100
Allena Pharmaceuticals, Inc. (a)	1,500	10,530
Allogene Therapeutics, Inc. (a) (b)	3,400	98,294
Alnylam Pharmaceuticals, Inc. (a)	14,469	1,352,128
AMAG Pharmaceuticals, Inc. (a) (b)	5,500	70,840
Amicus Therapeutics, Inc. (a) (b)	28,841	392,238
AnaptysBio, Inc. (a) (b)	3,200	233,760
Anika Therapeutics, Inc. (a)	2,047	61,901
Security Description	Shares	Value
Apellis Pharmaceuticals, Inc. (a)	5,500	$107,250
Aptinyx, Inc. (a)	1,600	6,480
Arbutus Biopharma Corp. (a)	4,300	15,394
Arcus Biosciences, Inc. (a)	4,700	58,703
Ardelyx, Inc. (a)	5,600	15,680
Arena Pharmaceuticals, Inc. (a)	7,530	337,570
ArQule, Inc. (a) (b)	17,100	81,909
Array BioPharma, Inc. (a) (b)	32,183	784,622
Arrowhead Pharmaceuticals, Inc. (a) (b)	14,200	260,570
Assembly Biosciences, Inc. (a)	3,100	61,039
Atara Biotherapeutics, Inc. (a) (b)	6,400	254,400
Athenex, Inc. (a) (b)	6,700	82,075
Athersys, Inc. (a) (b)	18,500	27,750
Audentes Therapeutics, Inc. (a)	5,700	222,414
AVEO Pharmaceuticals, Inc. (a) (b)	12,500	10,251
Avid Bioservices, Inc. (a)	7,700	32,725
Avrobio, Inc. (a) (b)	2,000	44,100
Bellicum Pharmaceuticals, Inc. (a)	6,382	21,507
BioCryst Pharmaceuticals, Inc. (a) (b)	16,900	137,566
Biohaven Pharmaceutical Holding Co., Ltd. (a)	4,800	247,056
BioMarin Pharmaceutical, Inc. (a)	27,011	2,399,387
BioSpecifics Technologies Corp. (a)	926	57,718
BioTime, Inc. (a) (b)	17,200	22,532
Bluebird Bio, Inc. (a) (b)	8,319	1,308,828
Blueprint Medicines Corp. (a)	6,342	507,677
Calithera Biosciences, Inc. (a)	4,700	31,678
Calyxt, Inc. (a) (b)	800	14,072
Cara Therapeutics, Inc. (a) (b)	5,100	100,062
CareDx, Inc. (a)	5,300	167,056
CASI Pharmaceuticals, Inc. (a) (b)	7,500	21,525
Catalyst Biosciences, Inc. (a)	1,500	12,165
Catalyst Pharmaceuticals, Inc. (a)	14,400	73,440
Celcuity, Inc. (a) (b)	1,000	21,910
Cellular Biomedicine Group, Inc. (a) (b)	1,700	29,410
ChemoCentryx, Inc. (a)	3,500	48,615
Chimerix, Inc. (a)	5,397	11,334
Clovis Oncology, Inc. (a) (b)	7,380	183,172
Cohbar, Inc. (a) (b)	2,700	8,802
Coherus Biosciences, Inc. (a) (b)	7,900	107,756
Concert Pharmaceuticals, Inc. (a)	3,100	37,417
Constellation Pharmaceuticals, Inc. (a) (b)	2,500	33,875
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	8,600	59,770
Corvus Pharmaceuticals, Inc. (a) (b)	1,600	6,432
Crinetics Pharmaceuticals, Inc. (a) (b)	1,400	31,864
CTI BioPharma Corp. (a) (b)	6,300	6,112
Cue Biopharma, Inc. (a) (b)	2,900	22,417
Cytokinetics, Inc. (a)	6,800	55,012
CytomX Therapeutics, Inc. (a)	7,076	76,067
Deciphera Pharmaceuticals, Inc. (a) (b)	1,300	30,173

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Denali Therapeutics, Inc. (a) (b)	7,000	$162,540
Dicerna Pharmaceuticals, Inc. (a) (b)	8,200	120,130
Dynavax Technologies Corp. (a) (b)	9,838	71,916
Eagle Pharmaceuticals, Inc. (a)	1,605	81,036
Editas Medicine, Inc. (a) (b)	7,000	171,150
Eidos Therapeutics, Inc. (a) (b)	2,600	60,970
Emergent BioSolutions, Inc. (a)	6,900	348,588
Enanta Pharmaceuticals, Inc. (a)	2,500	238,800
Epizyme, Inc. (a)	9,038	111,981
Equillium, Inc. (a) (b)	800	6,400
Esperion Therapeutics, Inc. (a) (b)	3,500	140,525
Evelo Biosciences, Inc. (a) (b)	1,800	14,400
Exact Sciences Corp. (a) (b)	18,322	1,587,052
Exelixis, Inc. (a)	44,885	1,068,263
Fate Therapeutics, Inc. (a) (b)	9,400	165,158
Fennec Pharmaceuticals, Inc. (a) (b)	1,400	6,790
FibroGen, Inc. (a)	11,600	630,460
Five Prime Therapeutics, Inc. (a)	4,947	66,290
Flexion Therapeutics, Inc. (a) (b)	4,900	61,152
Fortress Biotech, Inc. (a) (b)	3,800	6,764
Forty Seven, Inc. (a) (b)	2,200	35,552
G1 Therapeutics, Inc. (a)	3,700	61,420
Genomic Health, Inc. (a)	3,200	224,160
Geron Corp. (a) (b)	25,283	41,970
Global Blood Therapeutics, Inc. (a) (b)	8,138	430,744
GlycoMimetics, Inc. (a) (b)	5,000	62,300
Gossamer Bio, Inc. (a)	1,700	36,839
Gritstone Oncology, Inc. (a) (b)	900	11,970
GTx, Inc. (a) (b)	600	720
Halozyme Therapeutics, Inc. (a)	18,952	305,127
Heron Therapeutics, Inc. (a) (b)	10,526	257,255
Homology Medicines, Inc. (a) (b)	2,700	74,871
Idera Pharmaceuticals, Inc. (a) (b)	2,050	5,227
Immune Design Corp. (a)	5,300	31,005
ImmunoGen, Inc. (a) (b)	22,500	60,975
Immunomedics, Inc. (a) (b)	22,872	439,371
Inovio Pharmaceuticals, Inc. (a) (b)	13,811	51,515
Insmed, Inc. (a) (b)	11,633	338,171
Insys Therapeutics, Inc. (a) (b)	3,453	15,953
Intellia Therapeutics, Inc. (a) (b)	5,100	87,108
Intercept Pharmaceuticals, Inc. (a) (b)	3,317	371,040
Intrexon Corp. (a) (b)	10,841	57,024
Invitae Corp. (a)	10,800	252,936
Ionis Pharmaceuticals, Inc. (a)	19,073	1,548,155
Iovance Biotherapeutics, Inc. (a) (b)	16,300	155,013
Ironwood Pharmaceuticals, Inc. (a) (b)	21,400	289,542
Jounce Therapeutics, Inc. (a)	1,700	10,540
Kadmon Holdings, Inc. (a) (b)	14,500	38,280
Karyopharm Therapeutics, Inc. (a) (b)	7,100	41,464
Kezar Life Sciences, Inc. (a) (b)	2,000	35,480
Kindred Biosciences, Inc. (a)	5,600	51,352
Security Description	Shares	Value
Kiniksa Pharmaceuticals Ltd. Class A (a) (b)	1,900	$34,314
Kodiak Sciences, Inc. (a)	1,200	7,836
Kura Oncology, Inc. (a) (b)	4,500	74,655
La Jolla Pharmaceutical Co. (a) (b)	2,800	18,004
Lexicon Pharmaceuticals, Inc. (a) (b)	6,521	36,257
Ligand Pharmaceuticals, Inc. (a) (b)	3,179	399,632
LogicBio Therapeutics, Inc. (a) (b)	1,100	10,868
MacroGenics, Inc. (a)	5,947	106,927
Madrigal Pharmaceuticals, Inc. (a) (b)	1,100	137,786
Magenta Therapeutics, Inc. (a) (b)	2,300	37,881
MannKind Corp. (a)	25,800	50,826
MediciNova, Inc. (a) (b)	5,900	48,852
MeiraGTx Holdings PLC (a) (b)	1,900	32,737
Mersana Therapeutics, Inc. (a) (b)	1,300	6,838
Minerva Neurosciences, Inc. (a)	4,580	35,999
Miragen Therapeutics, Inc. (a)	3,000	8,370
Mirati Therapeutics, Inc. (a) (b)	3,300	241,890
Moderna, Inc. (a) (b)	4,200	85,470
Molecular Templates, Inc. (a)	1,100	6,391
Momenta Pharmaceuticals, Inc. (a)	14,787	214,855
Mustang Bio, Inc. (a) (b)	2,000	6,820
Myriad Genetics, Inc. (a)	10,451	346,973
NantKwest, Inc. (a) (b)	3,400	5,372
Natera, Inc. (a)	5,200	107,224
Neon Therapeutics, Inc. (a)	2,300	14,858
Neurocrine Biosciences, Inc. (a)	13,771	1,213,225
NewLink Genetics Corp. (a) (b)	3,458	6,674
Novavax, Inc. (a) (b)	59,500	32,779
Nymox Pharmaceutical Corp. (a) (b)	3,700	7,289
OPKO Health, Inc. (a) (b)	49,380	128,882
Organovo Holdings, Inc. (a) (b)	17,100	16,963
Ovid therapeutics, Inc. (a)	1,500	2,655
Palatin Technologies, Inc. (a) (b)	30,800	30,190
PDL BioPharma, Inc. (a)	22,755	84,649
Pfenex, Inc. (a)	3,700	22,866
Pieris Pharmaceuticals, Inc. (a)	8,200	27,470
PolarityTE, Inc. (a) (b)	1,500	16,050
Portola Pharmaceuticals, Inc. (a) (b)	9,941	344,953
Principia Biopharma, Inc. (a)	900	30,600
Progenics Pharmaceuticals, Inc. (a)	13,300	61,712
Proteostasis Therapeutics, Inc. (a) (b)	5,100	6,426
Prothena Corp. PLC (a)	6,300	76,419
PTC Therapeutics, Inc. (a)	7,800	293,592
Puma Biotechnology, Inc. (a) (b)	4,507	174,826
Ra Pharmaceuticals, Inc. (a)	3,000	67,200
Radius Health, Inc. (a) (b)	6,315	125,921
Recro Pharma, Inc. (a)	2,300	13,478
REGENXBIO, Inc. (a)	4,900	280,819
Repligen Corp. (a) (b)	5,900	348,572
Replimenu Group, Inc. (a) (b)	1,900	28,918
Retrophin, Inc. (a)	6,400	144,832
Rhythm Pharmaceuticals, Inc. (a) (b)	2,300	63,043
Rigel Pharmaceuticals, Inc. (a) (b)	26,500	68,105
Rocket Pharmaceuticals, Inc. (a)	3,700	64,898

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Rubius Therapeutics, Inc. (a) (b)	5,200	$94,120
Sage Therapeutics, Inc. (a) (b)	7,474	1,188,740
Sangamo Therapeutics, Inc. (a) (b)	15,400	146,916
Sarepta Therapeutics, Inc. (a) (b)	10,147	1,209,421
Savara, Inc. (a)	4,500	33,165
Scholar Rock Holding Corp. (a) (b)	2,300	43,217
Seattle Genetics, Inc. (a) (b)	16,620	1,217,249
Selecta Biosciences, Inc. (a) (b)	5,400	12,798
Seres Therapeutics, Inc. (a) (b)	3,246	22,300
Solid Biosciences, Inc. (a) (b)	1,700	15,640
Sorrento Therapeutics, Inc. (a) (b)	18,100	85,975
Spark Therapeutics, Inc. (a)	4,942	562,795
Spectrum Pharmaceuticals, Inc. (a)	15,562	166,358
Spero Therapeutics, Inc. (a) (b)	1,100	14,091
Spring Bank Pharmaceuticals, Inc. (a)	1,800	18,882
Stemline Therapeutics, Inc. (a)	6,000	77,100
Surface Oncology, Inc. (a)	900	4,293
Sutro Biopharma, Inc. (a) (b)	800	9,112
Syndax Pharmaceuticals, Inc. (a)	2,400	12,600
Synlogic, Inc. (a) (b)	1,900	14,421
Synthorx, Inc. (a) (b)	1,200	24,444
Syros Pharmaceuticals, Inc. (a)	3,800	34,732
T2 Biosystems, Inc. (a) (b)	4,000	10,520
TG Therapeutics, Inc. (a) (b)	9,400	75,576
Tocagen, Inc. (a)	3,300	35,871
Translate Bio, Inc. (a) (b)	4,700	47,893
Twist Bioscience Corp. (a) (b)	700	16,226
Tyme Technologies, Inc. (a) (b)	15,500	27,280
Ultragenyx Pharmaceutical, Inc. (a) (b)	7,965	552,452
United Therapeutics Corp. (a)	6,597	774,290
UNITY Biotechnology, Inc. (a)	3,700	30,007
Unum Therapeutics, Inc. (a)	2,500	10,975
Vanda Pharmaceuticals, Inc. (a)	7,800	143,520
Veracyte, Inc. (a)	4,300	107,586
Verastem, Inc. (a) (b)	10,800	31,968
Vericel Corp. (a)	6,600	115,566
Viking Therapeutics, Inc. (a) (b)	9,600	95,424
Vital Therapies, Inc. (a) (b)	3,700	729
Voyager Therapeutics, Inc. (a)	3,200	61,248
X4 Pharmaceuticals, Inc. (b)	148	2,577
Xencor, Inc. (a) (b)	7,085	220,060
XOMA Corp. (a) (b)	780	9,656
Y-mAbs Therapeutics, Inc. (a) (b)	900	23,589
Zafgen, Inc. (a)	4,500	12,330
ZIOPHARM Oncology, Inc. (a) (b)	20,900	80,465
		37,553,034
BUILDING PRODUCTS — 1.0%
AAON, Inc. (b)	6,300	290,934
Advanced Drainage Systems, Inc.	5,600	144,312
American Woodmark Corp. (a)	2,159	178,398
Apogee Enterprises, Inc.	4,109	154,046
Armstrong Flooring, Inc. (a)	3,077	41,847
Armstrong World Industries, Inc.	6,555	520,598
Builders FirstSource, Inc. (a)	17,200	229,448
Security Description	Shares	Value
Caesarstone, Ltd. (b)	3,327	$51,934
Continental Building Products, Inc. (a)	5,700	141,303
CSW Industrials, Inc. (a)	2,237	128,158
Gibraltar Industries, Inc. (a)	4,900	198,989
Griffon Corp.	5,500	101,640
Insteel Industries, Inc.	2,700	56,484
JELD-WEN Holding, Inc. (a)	10,300	181,898
Lennox International, Inc.	5,523	1,460,281
Masonite International Corp. (a)	3,993	199,211
NCI Building Systems, Inc. (a)	6,228	38,365
Owens Corning	16,616	782,946
Patrick Industries, Inc. (a)	3,500	158,620
PGT Innovations, Inc. (a)	8,700	120,495
Quanex Building Products Corp.	5,068	80,531
Resideo Technologies, Inc. (a)	18,800	362,652
Simpson Manufacturing Co., Inc.	6,300	373,401
Trex Co., Inc. (a)	8,998	553,557
Universal Forest Products, Inc.	9,109	272,268
USG Corp.	12,509	541,640
		7,363,956
CAPITAL MARKETS — 1.9%
Artisan Partners Asset Management, Inc. Class A	7,355	185,125
Ashford, Inc. (a) (b)	100	5,553
Associated Capital Group, Inc. Class A (b)	300	11,868
B. Riley Financial, Inc.	3,034	50,638
BGC Partners, Inc. Class A	41,800	221,958
Blucora, Inc. (a)	7,200	240,336
BrightSphere Investment Group PLC	12,400	168,144
Cohen & Steers, Inc.	3,409	144,098
Cowen, Inc. (a)	4,250	61,583
Diamond Hill Investment Group, Inc.	503	70,420
Donnelley Financial Solutions, Inc. (a)	5,312	79,043
Eaton Vance Corp.	17,156	691,558
Evercore, Inc. Class A	6,143	559,013
FactSet Research Systems, Inc.	5,773	1,433,263
Federated Investors, Inc. Class B	14,700	430,857
Focus Financial Partners, Inc. Class A (a)	4,000	142,560
GAIN Capital Holdings, Inc. (b)	4,000	25,120
GAMCO Investors, Inc. Class A	551	11,296
Greenhill & Co., Inc.	2,817	60,594
Hamilton Lane, Inc. Class A	2,500	108,950
Houlihan Lokey, Inc.	5,200	238,420
Interactive Brokers Group, Inc. Class A	11,319	587,230
INTL. FCStone, Inc. (a)	2,400	93,024
Ladenburg Thalmann Financial Services, Inc.	15,000	42,450
Lazard, Ltd. Class A	17,602	636,136
Legg Mason, Inc.	13,000	355,810
LPL Financial Holdings, Inc.	12,907	898,973
MarketAxess Holdings, Inc.	5,653	1,391,090

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Moelis & Co. Class A	6,800	$282,948
Morningstar, Inc.	2,792	351,764
Oppenheimer Holdings, Inc. Class A	1,400	36,428
Piper Jaffray Cos.	2,200	160,226
PJT Partners, Inc. Class A	3,069	128,284
Pzena Investment Management, Inc. Class A	2,600	21,034
Safeguard Scientifics, Inc. (a)	3,000	32,550
SEI Investments Co.	19,887	1,039,096
Siebert Financial Corp. (a) (b)	900	10,629
Silvercrest Asset Management Group, Inc. Class A	1,100	15,675
Stifel Financial Corp.	10,554	556,829
TD Ameritrade Holding Corp.	42,684	2,133,773
Value Line, Inc.	100	2,469
Virtu Financial, Inc. Class A (b)	6,300	149,625
Virtus Investment Partners, Inc.	1,046	102,037
Waddell & Reed Financial, Inc. Class A (b)	11,439	197,780
Westwood Holdings Group, Inc.	1,205	42,500
WisdomTree Investments, Inc. (b)	18,100	127,786
		14,336,543
CHEMICALS — 2.0%
Advanced Emissions Solutions, Inc.	2,800	32,368
AdvanSix, Inc. (a)	4,600	131,422
AgroFresh Solutions, Inc. (a) (b)	5,000	16,700
American Vanguard Corp.	4,452	76,664
Amyris, Inc. (a) (b)	3,900	8,151
Ashland Global Holdings, Inc.	9,531	744,657
Axalta Coating Systems, Ltd. (a)	31,702	799,207
Balchem Corp.	4,895	454,256
Cabot Corp.	8,898	370,424
Chase Corp.	1,133	104,848
Chemours Co.	26,243	975,190
Element Solutions, Inc. (a)	34,000	343,400
Ferro Corp. (a)	12,709	240,581
Flotek Industries, Inc. (a)	8,300	26,892
FutureFuel Corp.	3,800	50,920
GCP Applied Technologies, Inc. (a)	10,897	322,551
Hawkins, Inc.	1,400	51,562
HB Fuller Co.	7,699	374,479
Huntsman Corp.	33,434	751,931
Ingevity Corp. (a)	6,438	679,917
Innophos Holdings, Inc.	3,000	90,420
Innospec, Inc.	3,717	309,812
Intrepid Potash, Inc. (a)	14,000	53,060
Koppers Holdings, Inc. (a)	3,000	77,940
Kraton Corp. (a)	4,700	151,246
Kronos Worldwide, Inc.	3,300	46,266
Livent Corp. (a)	22,700	278,756
LSB Industries, Inc. (a)	2,700	16,848
Marrone Bio Innovations, Inc. (a)	6,700	10,251
Minerals Technologies, Inc.	5,343	314,115
NewMarket Corp.	1,149	498,161
Olin Corp.	25,300	585,442
OMNOVA Solutions, Inc. (a)	6,400	44,928
Security Description	Shares	Value
PolyOne Corp.	12,133	$355,618
PQ Group Holdings, Inc. (a)	5,800	87,986
Quaker Chemical Corp.	1,964	393,448
Rayonier Advanced Materials, Inc. (b)	7,700	104,412
RPM International, Inc.	19,785	1,148,321
Scotts Miracle-Gro Co. (b)	6,133	481,931
Sensient Technologies Corp.	6,519	441,923
Stepan Co.	3,082	269,737
Trecora Resources (a)	3,100	28,179
Tredegar Corp.	3,807	61,445
Trinseo SA	6,474	293,272
Tronox Holdings PLC Class A	14,569	191,582
Valhi, Inc. (b)	3,700	8,547
Valvoline, Inc.	28,794	534,417
Westlake Chemical Corp.	5,596	379,745
WR Grace & Co.	10,176	794,135
		14,608,063
COMMERCIAL SERVICES & SUPPLIES — 1.3%
ABM Industries, Inc.	10,100	367,135
ACCO Brands Corp.	15,516	132,817
ADT, Inc. (b)	16,800	107,352
Advanced Disposal Services, Inc. (a)	11,000	308,000
Brady Corp. Class A	7,300	338,793
BrightView Holdings, Inc. (a)	4,700	67,680
Brink's Co.	7,614	574,172
Casella Waste Systems, Inc. Class A (a)	6,600	234,696
CECO Environmental Corp. (a)	4,456	32,083
Charah Solutions, Inc. (a)	900	5,760
Clean Harbors, Inc. (a)	7,911	565,874
CompX International, Inc.	200	2,926
Covanta Holding Corp.	17,900	309,849
Deluxe Corp.	7,076	309,363
Ennis, Inc.	3,900	80,964
Healthcare Services Group, Inc. (b)	11,265	371,632
Heritage-Crystal Clean, Inc. (a)	2,200	60,390
Herman Miller, Inc.	8,900	313,102
HNI Corp.	6,589	239,115
Interface, Inc.	9,100	139,412
KAR Auction Services, Inc.	20,565	1,055,190
Kimball International, Inc. Class B	5,400	76,356
Knoll, Inc.	7,490	141,636
LSC Communications, Inc.	4,912	32,075
Matthews International Corp. Class A	4,731	174,810
McGrath RentCorp	3,700	209,309
Mobile Mini, Inc.	6,800	230,792
MSA Safety, Inc.	5,221	539,851
Multi-Color Corp.	2,121	105,817
NL Industries, Inc. (a)	1,000	3,880
PICO Holdings, Inc. (a)	2,700	26,730
Pitney Bowes, Inc.	28,664	196,922
Quad/Graphics, Inc.	4,600	54,740
RR Donnelley & Sons Co.	10,333	48,772

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
SP Plus Corp. (a)	3,400	$116,008
Steelcase, Inc. Class A	13,100	190,605
Stericycle, Inc. (a) (b)	12,700	691,134
Team, Inc. (a) (b)	4,700	82,250
Tetra Tech, Inc.	8,480	505,323
UniFirst Corp.	2,308	354,278
US Ecology, Inc.	3,296	184,510
Viad Corp.	3,154	177,539
VSE Corp.	1,280	40,422
		9,800,064
COMMUNICATIONS EQUIPMENT — 1.0%
Acacia Communications, Inc. (a)	4,200	240,870
ADTRAN, Inc.	7,300	100,010
Aerohive Networks, Inc. (a)	5,200	23,556
Applied Optoelectronics, Inc. (a) (b)	2,700	32,940
ARRIS International PLC (a)	24,953	788,764
CalAmp Corp. (a)	5,000	62,900
Calix, Inc. (a)	6,600	50,820
Casa Systems, Inc. (a)	3,800	31,540
Ciena Corp. (a)	21,791	813,676
Clearfield, Inc. (a)	1,800	26,460
CommScope Holding Co., Inc. (a)	29,034	630,909
Comtech Telecommunications Corp.	3,500	81,270
DASAN Zhone Solutions, Inc. (a)	700	7,483
Digi International, Inc. (a)	3,970	50,300
EchoStar Corp. Class A (a)	7,338	267,470
Extreme Networks, Inc. (a)	17,600	131,824
Finisar Corp. (a)	17,900	414,743
Harmonic, Inc. (a)	13,400	72,628
Infinera Corp. (a) (b)	23,000	99,820
InterDigital, Inc.	5,138	339,005
KVH Industries, Inc. (a)	2,366	24,110
Lumentum Holdings, Inc. (a)	11,573	654,337
NETGEAR, Inc. (a)	4,800	158,976
NetScout Systems, Inc. (a)	11,407	320,194
Plantronics, Inc.	5,048	232,763
Quantenna Communications, Inc. (a)	5,200	126,516
Ribbon Communications, Inc. (a)	7,900	40,685
Ubiquiti Networks, Inc. (b)	2,256	337,746
ViaSat, Inc. (a) (b)	8,411	651,853
Viavi Solutions, Inc. (a)	34,600	428,348
		7,242,516
CONSTRUCTION & ENGINEERING — 0.6%
AECOM (a)	23,859	707,896
Aegion Corp. (a)	5,000	87,850
Ameresco, Inc. Class A (a)	2,800	45,304
Arcosa, Inc.	7,389	225,734
Argan, Inc.	2,244	112,088
Comfort Systems USA, Inc.	5,543	290,398
Dycom Industries, Inc. (a)	4,552	209,119
EMCOR Group, Inc.	8,753	639,669
Granite Construction, Inc.	6,679	288,199
Great Lakes Dredge & Dock Corp. (a)	9,000	80,190
HC2 Holdings, Inc. (a) (b)	4,800	11,760
Security Description	Shares	Value
IES Holdings, Inc. (a)	1,300	$23,101
Infrastructure and Energy Alternatives, Inc. (a)	2,100	11,004
KBR, Inc.	21,488	410,206
MasTec, Inc. (a) (b)	9,676	465,416
MYR Group, Inc. (a)	2,400	83,112
Northwest Pipe Co. (a)	1,400	33,600
NV5 Global, Inc. (a)	1,400	83,104
Orion Group Holdings, Inc. (a)	3,200	9,344
Primoris Services Corp.	6,486	134,130
Sterling Construction Co., Inc. (a)	3,900	48,828
Tutor Perini Corp. (a) (b)	5,900	101,008
Valmont Industries, Inc.	3,270	425,427
Willscot Corp. (a)	6,100	67,649
		4,594,136
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	6,778	571,385
Forterra, Inc. (a) (b)	2,300	9,706
Summit Materials, Inc. Class A (a) (b)	17,112	271,567
United States Lime & Minerals, Inc.	321	24,756
US Concrete, Inc. (a) (b)	2,440	101,065
		978,479
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	62,175	1,709,191
Credit Acceptance Corp. (a) (b)	1,673	756,079
Curo Group Holdings Corp. (a)	1,700	17,051
Elevate Credit, Inc. (a)	2,100	9,114
Encore Capital Group, Inc. (a) (b)	3,992	108,702
Enova International, Inc. (a)	5,000	114,100
EZCORP, Inc. Class A (a)	8,000	74,560
FirstCash, Inc.	6,478	560,347
Green Dot Corp. Class A (a)	7,400	448,810
LendingClub Corp. (a)	49,633	153,366
Navient Corp.	37,400	432,718
Nelnet, Inc. Class A	2,814	154,967
OneMain Holdings, Inc.	11,662	370,269
PRA Group, Inc. (a)	6,814	182,683
Regional Management Corp. (a)	1,400	34,188
Santander Consumer USA Holdings, Inc.	17,716	374,339
SLM Corp.	66,600	660,006
World Acceptance Corp. (a)	931	109,048
		6,269,538
CONTAINERS & PACKAGING — 0.9%
AptarGroup, Inc.	9,543	1,015,280
Ardagh Group SA	2,800	36,400
Bemis Co., Inc.	13,855	768,675
Berry Global Group, Inc. (a)	19,986	1,076,646
Crown Holdings, Inc. (a)	19,779	1,079,340
Graphic Packaging Holding Co. (b)	45,742	577,722
Greif, Inc. Class A	3,900	160,875
Greif, Inc. Class B	800	39,112
Myers Industries, Inc.	5,400	92,394

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Owens-Illinois, Inc.	24,428	$463,643
Silgan Holdings, Inc.	11,868	351,649
Sonoco Products Co.	15,091	928,549
UFP Technologies, Inc. (a)	1,000	37,400
		6,627,685
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	6,952	258,128
Funko, Inc. Class A (a) (b)	1,600	34,752
Pool Corp.	5,983	987,016
Weyco Group, Inc.	943	29,195
		1,309,091
DIVERSIFIED CONSUMER SERVICES — 1.0%
Adtalem Global Education, Inc. (a)	8,700	402,984
American Public Education, Inc. (a)	2,400	72,288
Bright Horizons Family Solutions, Inc. (a)	8,754	1,112,721
Career Education Corp. (a)	10,500	173,460
Carriage Services, Inc.	2,600	50,050
Chegg, Inc. (a) (b)	16,500	628,980
frontdoor, Inc. (a)	13,006	447,667
Graham Holdings Co. Class B	657	448,849
Grand Canyon Education, Inc. (a)	7,269	832,373
Houghton Mifflin Harcourt Co. (a)	15,900	115,593
K12, Inc. (a)	5,700	194,541
Laureate Education, Inc. Class A (a)	14,400	215,568
Regis Corp. (a)	4,707	92,587
Service Corp. International	26,600	1,067,990
ServiceMaster Global Holdings, Inc. (a)	20,812	971,920
Sotheby's (a) (b)	5,109	192,865
Strategic Education, Inc.	3,139	412,182
Weight Watchers International, Inc. (a)	5,900	118,885
		7,551,503
DIVERSIFIED FINANCIAL SERVICES — 0.3%
AXA Equitable Holdings, Inc.	36,400	733,096
Banco Latinoamericano de Comercio Exterior SA Class E	4,800	95,616
Cannae Holdings, Inc. (a)	10,500	254,730
FGL Holdings	22,300	175,501
Marlin Business Services Corp.	1,400	30,100
On Deck Capital, Inc. (a)	7,500	40,650
Voya Financial, Inc.	23,150	1,156,574
		2,486,267
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
ATN International, Inc.	1,599	90,168
Cincinnati Bell, Inc. (a)	6,851	65,359
Cogent Communications Holdings, Inc.	6,396	346,983
Consolidated Communications Holdings, Inc. (b)	10,849	118,363
Frontier Communications Corp. (a) (b)	16,457	32,749
Security Description	Shares	Value
Intelsat SA (a) (b)	8,447	$132,280
Iridium Communications, Inc. (a) (b)	14,619	386,526
Ooma, Inc. (a)	2,800	37,072
ORBCOMM, Inc. (a)	11,600	78,648
pdvWireless, Inc. (a)	1,400	49,224
Vonage Holdings Corp. (a)	33,700	338,348
Zayo Group Holdings, Inc. (a)	34,724	986,856
		2,662,576
ELECTRIC UTILITIES — 1.0%
ALLETE, Inc.	7,822	643,203
Avangrid, Inc. (b)	8,600	433,010
El Paso Electric Co.	6,163	362,508
Hawaiian Electric Industries, Inc.	16,583	676,089
IDACORP, Inc.	7,699	766,358
MGE Energy, Inc.	5,362	364,455
OGE Energy Corp.	30,583	1,318,739
Otter Tail Corp.	5,976	297,724
PG&E Corp. (a)	79,200	1,409,760
PNM Resources, Inc.	12,151	575,228
Portland General Electric Co.	13,621	706,113
Spark Energy, Inc. Class A (b)	1,400	12,474
		7,565,661
ELECTRICAL EQUIPMENT — 0.9%
Acuity Brands, Inc.	6,100	732,061
Allied Motion Technologies, Inc.	1,062	36,512
Atkore International Group, Inc. (a)	6,100	131,333
AZZ, Inc.	3,940	161,264
Babcock & Wilcox Enterprises, Inc. (a) (b)	3,910	1,608
Encore Wire Corp.	3,154	180,472
Energous Corp. (a) (b)	3,500	22,190
EnerSys	6,541	426,212
Enphase Energy, Inc. (a)	13,200	121,836
FuelCell Energy, Inc. (a) (b)	10,000	2,462
Generac Holdings, Inc. (a)	9,249	473,826
GrafTech International, Ltd.	9,200	117,668
Hubbell, Inc.	8,329	982,656
nVent Electric PLC	24,600	663,708
Plug Power, Inc. (a) (b)	32,000	76,800
Powell Industries, Inc.	1,300	34,515
Preformed Line Products Co.	400	21,236
Regal Beloit Corp.	6,576	538,377
Sensata Technologies Holding PLC (a)	24,767	1,115,010
Sunrun, Inc. (a) (b)	14,700	206,682
Thermon Group Holdings, Inc. (a)	4,900	120,099
TPI Composites, Inc. (a)	2,300	65,826
Vicor Corp. (a) (b)	2,770	85,925
Vivint Solar, Inc. (a) (b)	6,300	31,311
		6,349,589
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.6%
Anixter International, Inc. (a)	4,486	251,709
Arlo Technologies, Inc. (a)	11,617	47,978

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Arrow Electronics, Inc. (a)	12,910	$994,845
Avnet, Inc.	16,530	716,906
AVX Corp.	7,300	126,582
Badger Meter, Inc.	4,376	243,481
Bel Fuse, Inc. Class B	1,400	35,392
Belden, Inc. (b)	6,163	330,953
Benchmark Electronics, Inc.	6,680	175,350
CDW Corp.	22,387	2,157,435
Cognex Corp.	25,361	1,289,861
Coherent, Inc. (a) (b)	3,667	519,687
Control4 Corp. (a)	4,212	71,309
CTS Corp.	5,000	146,850
Daktronics, Inc.	5,245	39,075
Dolby Laboratories, Inc. Class A	9,579	603,190
ePlus, Inc. (a)	2,060	182,392
Fabrinet (a)	5,500	287,980
FARO Technologies, Inc. (a)	2,600	114,166
Fitbit, Inc. Class A (a) (b)	32,609	193,045
II-VI, Inc. (a) (b)	9,584	356,908
Insight Enterprises, Inc. (a)	5,352	294,681
Iteris, Inc. (a) (b)	3,100	12,927
Itron, Inc. (a)	5,199	242,533
Jabil, Inc.	23,200	616,888
KEMET Corp.	8,700	147,639
Kimball Electronics, Inc. (a)	3,744	57,995
Knowles Corp. (a)	13,268	233,915
Littelfuse, Inc.	3,664	668,607
Maxwell Technologies, Inc. (a) (b)	6,100	27,267
Mesa Laboratories, Inc.	528	121,704
Methode Electronics, Inc.	5,549	159,700
MTS Systems Corp.	2,743	149,384
Napco Security Technologies, Inc. (a)	1,800	37,332
National Instruments Corp.	16,893	749,374
nLight, Inc. (a) (b)	3,400	75,752
Novanta, Inc. (a)	5,000	423,650
OSI Systems, Inc. (a)	2,597	227,497
PAR Technology Corp. (a)	1,700	41,582
Park Electrochemical Corp.	2,800	43,960
PC Connection, Inc.	1,700	62,339
Plexus Corp. (a)	4,700	286,465
Rogers Corp. (a)	2,821	448,201
Sanmina Corp. (a)	10,310	297,444
ScanSource, Inc. (a)	3,909	140,020
SYNNEX Corp.	6,368	607,444
Tech Data Corp. (a)	5,639	577,490
Trimble, Inc. (a)	38,181	1,542,512
TTM Technologies, Inc. (a)	14,300	167,739
Vishay Intertechnology, Inc.	20,145	372,078
Vishay Precision Group, Inc. (a)	1,500	51,315
Zebra Technologies Corp. Class A (a)	8,108	1,698,869
		19,469,397
ENERGY EQUIPMENT & SERVICES — 0.9%
Apergy Corp. (a)	11,900	488,614
Archrock, Inc.	19,400	189,732
Basic Energy Services, Inc. (a)	2,000	7,600
Security Description	Shares	Value
Bristow Group, Inc. (a) (b)	4,000	$4,440
C&J Energy Services, Inc. (a)	9,783	151,832
Cactus, Inc. Class A (a)	5,800	206,480
CARBO Ceramics, Inc. (a)	2,831	9,909
Covia Holdings Corp. (a) (b)	4,880	27,279
Dawson Geophysical Co. (a)	2,600	7,618
Diamond Offshore Drilling, Inc. (a) (b)	10,000	104,900
DMC Global, Inc.	2,200	109,208
Dril-Quip, Inc. (a)	5,475	251,029
Era Group, Inc. (a)	3,000	34,620
Exterran Corp. (a)	5,100	85,935
Forum Energy Technologies, Inc. (a)	11,939	61,008
Frank's International NV (a)	10,900	67,689
FTS International, Inc. (a) (b)	4,700	47,000
Helix Energy Solutions Group, Inc. (a)	21,809	172,509
Independence Contract Drilling, Inc. (a)	6,400	17,728
ION Geophysical Corp. (a)	1,700	24,548
Keane Group, Inc. (a)	7,800	84,942
Key Energy Services, Inc. (a)	1,200	4,872
KLX Energy Services Holdings, Inc. (a)	3,197	80,373
Liberty Oilfield Services, Inc. Class A (b)	6,900	106,191
Mammoth Energy Services, Inc. (b)	1,800	29,970
Matrix Service Co. (a)	4,200	82,236
McDermott International, Inc. (a) (b)	27,332	203,350
Nabors Industries, Ltd.	52,999	182,317
Natural Gas Services Group, Inc. (a)	1,900	32,889
NCS Multistage Holdings, Inc. (a)	1,200	6,216
Newpark Resources, Inc. (a)	13,600	124,576
Nine Energy Service, Inc. (a)	2,400	54,360
Noble Corp. PLC (a)	38,700	111,069
Nuverra Environmental Solutions, Inc. (a) (b)	200	1,780
Oceaneering International, Inc. (a)	15,081	237,827
Oil States International, Inc. (a)	9,167	155,472
Patterson-UTI Energy, Inc.	32,800	459,856
Pioneer Energy Services Corp. (a)	9,400	16,638
Profire Energy, Inc. (a)	2,900	5,191
ProPetro Holding Corp. (a)	10,800	243,432
Quintana Energy Services, Inc. (a)	700	3,024
RigNet, Inc. (a)	2,100	20,517
Rowan Cos. PLC Class A (a)	19,412	209,455
RPC, Inc.	8,732	99,632
SEACOR Holdings, Inc. (a)	2,668	112,803
SEACOR Marine Holdings, Inc. (a)	2,473	32,916
Select Energy Services, Inc. Class A (a)	7,200	86,544
Smart Sand, Inc. (a)	2,600	11,570
Solaris Oilfield Infrastructure, Inc. Class A (b)	4,100	67,404
Superior Energy Services, Inc. (a)	23,300	108,811
TETRA Technologies, Inc. (a)	18,118	42,396
Tidewater, Inc. (a) (b)	4,550	105,514

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Transocean, Ltd. (a) (b)	79,089	$688,865
Unit Corp. (a)	8,148	116,028
US Silica Holdings, Inc. (b)	11,888	206,376
Weatherford International PLC (a) (b)	152,537	106,471
		6,311,561
ENTERTAINMENT — 0.9%
AMC Entertainment Holdings, Inc. Class A	7,884	117,077
Cinemark Holdings, Inc.	16,416	656,476
Eros International PLC (a) (b)	5,247	47,958
Glu Mobile, Inc. (a)	17,200	188,168
IMAX Corp. (a)	8,200	185,976
Liberty Media Corp.-Liberty Braves Class A (a)	1,494	41,742
Liberty Media Corp.-Liberty Formula One Class A (a) (b)	3,836	130,577
Liberty Media Corp.-Liberty Formula One Class C (a)	30,250	1,060,263
Lions Gate Entertainment Corp. Class A	7,624	119,239
Lions Gate Entertainment Corp. Class B	15,079	227,693
Live Nation Entertainment, Inc. (a) (b)	21,159	1,344,443
Madison Square Garden Co. Class A (a)	2,842	833,075
Marcus Corp.	3,000	120,150
Reading International, Inc. Class A (a)	2,500	39,900
Rosetta Stone, Inc. (a)	3,200	69,920
World Wrestling Entertainment, Inc. Class A (b)	6,527	566,413
Zynga, Inc. Class A (a)	117,132	624,314
		6,373,384
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.2%
Acadia Realty Trust REIT	12,247	333,976
Agree Realty Corp. REIT (b)	5,056	350,583
Alexander & Baldwin, Inc.	10,438	265,543
Alexander's, Inc. REIT	276	103,823
American Assets Trust, Inc. REIT	5,842	267,914
American Campus Communities, Inc. REIT	20,872	993,090
American Homes 4 Rent Class A REIT	39,597	899,644
Americold Realty Trust REIT (b)	19,300	588,843
Apple Hospitality REIT, Inc.	33,200	541,160
Armada Hoffler Properties, Inc. REIT	7,500	116,925
Ashford Hospitality Trust, Inc. REIT	13,851	65,792
Bluerock Residential Growth REIT, Inc.	3,700	39,886
Braemar Hotels & Resorts, Inc. REIT	4,323	52,784
Brandywine Realty Trust REIT	26,900	426,634
Brixmor Property Group, Inc. REIT	46,239	849,410
Security Description	Shares	Value
Brookfield Property REIT, Inc. Class A	19,200	$393,408
BRT Apartments Corp. REIT	1,500	20,820
Camden Property Trust REIT	13,552	1,375,528
CareTrust REIT, Inc.	12,700	297,942
CatchMark Timber Trust, Inc. Class A REIT	7,800	76,596
CBL & Associates Properties, Inc. REIT (b)	24,700	38,285
Cedar Realty Trust, Inc. REIT	12,953	44,040
Chatham Lodging Trust REIT	7,083	136,277
Chesapeake Lodging Trust REIT	9,000	250,290
City Office REIT, Inc.	5,900	66,729
Clipper Realty, Inc. REIT	2,300	30,797
Colony Capital, Inc. REIT (b)	73,618	391,648
Columbia Property Trust, Inc. REIT	18,072	406,801
Community Healthcare Trust, Inc. REIT	2,800	100,492
CoreCivic, Inc. REIT	18,125	352,531
CorEnergy Infrastructure Trust, Inc. REIT (b)	1,760	64,680
CorePoint Lodging, Inc. REIT	6,288	70,237
CoreSite Realty Corp. REIT	5,588	598,028
Corporate Office Properties Trust REIT	15,800	431,340
Cousins Properties, Inc. REIT	64,065	618,868
CubeSmart REIT	28,342	908,078
CyrusOne, Inc. REIT	16,015	839,827
DiamondRock Hospitality Co. REIT	31,600	342,228
Douglas Emmett, Inc. REIT	24,637	995,827
Easterly Government Properties, Inc. REIT (b)	9,200	165,692
EastGroup Properties, Inc. REIT	5,370	599,507
Empire State Realty Trust, Inc. Class A REIT	21,724	343,239
EPR Properties REIT	11,249	865,048
Equity Commonwealth REIT	17,981	587,799
Equity LifeStyle Properties, Inc. REIT	13,089	1,496,073
Farmland Partners, Inc. REIT (b)	4,800	30,720
First Industrial Realty Trust, Inc. REIT	18,973	670,885
Four Corners Property Trust, Inc. REIT	10,309	305,146
Franklin Street Properties Corp. REIT	15,861	114,041
Front Yard Residential Corp. REIT	7,827	72,556
Gaming and Leisure Properties, Inc. REIT	30,833	1,189,229
GEO Group, Inc. REIT	18,300	351,360
Getty Realty Corp. REIT	5,005	160,310
Gladstone Commercial Corp. REIT	4,400	91,388
Gladstone Land Corp. REIT (b)	2,300	29,095
Global Medical REIT, Inc.	3,600	35,352
Global Net Lease, Inc. REIT	11,641	220,015
Healthcare Realty Trust, Inc. REIT	18,882	606,301

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Healthcare Trust of America, Inc. Class A REIT	31,566	$902,472
Hersha Hospitality Trust REIT (b)	5,600	95,984
Highwoods Properties, Inc. REIT	15,570	728,365
Hospitality Properties Trust REIT	24,900	655,119
Hudson Pacific Properties, Inc. REIT	23,637	813,585
Independence Realty Trust, Inc. REIT	13,573	146,453
Industrial Logistics Properties Trust REIT	9,828	198,231
InfraREIT, Inc. (a)	6,800	142,596
Innovative Industrial Properties, Inc. REIT (b)	1,400	114,366
Investors Real Estate Trust REIT	1,880	112,631
Invitation Homes, Inc. REIT	52,363	1,273,992
iStar, Inc. REIT (b)	10,200	85,884
JBG SMITH Properties REIT	16,021	662,468
Jernigan Capital, Inc. REIT	3,000	63,120
Kilroy Realty Corp. REIT	15,140	1,150,034
Kite Realty Group Trust REIT	12,583	201,202
Lamar Advertising Co. Class A REIT	12,967	1,027,764
Lexington Realty Trust REIT	32,300	292,638
Liberty Property Trust REIT	22,597	1,094,147
Life Storage, Inc. REIT	7,065	687,213
LTC Properties, Inc. REIT	5,954	272,693
Mack-Cali Realty Corp. REIT	13,800	306,360
MedEquities Realty Trust, Inc. REIT	4,200	46,746
Medical Properties Trust, Inc. REIT	56,477	1,045,389
Monmouth Real Estate Investment Corp. REIT	13,579	178,971
National Health Investors, Inc. REIT	6,200	487,010
National Retail Properties, Inc. REIT	24,300	1,345,977
National Storage Affiliates Trust REIT	8,600	245,186
New Senior Investment Group, Inc. REIT	11,100	60,495
NexPoint Residential Trust, Inc. REIT	2,900	111,186
NorthStar Realty Europe Corp. REIT	7,000	121,520
Office Properties Income Trust	7,227	199,754
Omega Healthcare Investors, Inc. REIT	30,332	1,157,166
One Liberty Properties, Inc. REIT	2,400	69,600
Outfront Media, Inc. REIT	21,267	497,648
Paramount Group, Inc. REIT	31,300	444,147
Park Hotels & Resorts, Inc. REIT	30,806	957,450
Pebblebrook Hotel Trust REIT	19,757	613,652
Pennsylvania Real Estate Investment Trust (b)	10,092	63,479
Physicians Realty Trust REIT	27,817	523,238
Piedmont Office Realty Trust, Inc. Class A REIT	19,205	400,424
PotlatchDeltic Corp. REIT	10,128	382,737
Preferred Apartment Communities, Inc. Class A REIT (b)	6,200	91,884
PS Business Parks, Inc. REIT	2,987	468,451
Security Description	Shares	Value
QTS Realty Trust, Inc. Class A REIT (b)	7,748	$348,582
Rayonier, Inc. REIT	19,709	621,228
Retail Opportunity Investments Corp. REIT	17,100	296,514
Retail Properties of America, Inc. Class A REIT	32,903	401,088
Retail Value, Inc. REIT	2,350	73,249
Rexford Industrial Realty, Inc. REIT	14,007	501,591
RLJ Lodging Trust REIT	26,468	465,043
RPT Realty REIT	12,200	146,522
Ryman Hospitality Properties, Inc. REIT	6,827	561,452
Sabra Health Care REIT, Inc.	27,040	526,469
Safehold, Inc. REIT	1,200	26,172
Saul Centers, Inc. REIT	1,812	93,082
Senior Housing Properties Trust REIT	35,977	423,809
Seritage Growth Properties Class A REIT (b)	4,938	219,445
SITE Centers Corp. REIT	23,401	318,722
Spirit MTA REIT	6,787	44,048
Spirit Realty Capital, Inc. REIT	13,075	519,470
STAG Industrial, Inc. REIT	14,850	440,302
STORE Capital Corp. REIT	29,295	981,382
Summit Hotel Properties, Inc. REIT	15,700	179,137
Sun Communities, Inc. REIT	12,893	1,528,078
Sunstone Hotel Investors, Inc. REIT	34,719	499,954
Tanger Factory Outlet Centers, Inc. REIT (b)	13,987	293,447
Taubman Centers, Inc. REIT	9,095	480,944
Terreno Realty Corp. REIT	9,171	385,549
Tier REIT, Inc.	8,155	233,722
UMH Properties, Inc. REIT	5,100	71,808
Uniti Group, Inc. REIT (b)	25,670	287,247
Universal Health Realty Income Trust REIT	2,000	151,420
Urban Edge Properties REIT	16,700	317,300
Urstadt Biddle Properties, Inc. Class A REIT	4,542	93,747
VEREIT, Inc.	148,494	1,242,895
VICI Properties, Inc. REIT	62,100	1,358,748
Washington Prime Group, Inc. REIT (b)	28,800	162,720
Washington Real Estate Investment Trust	12,202	346,293
Weingarten Realty Investors REIT	18,248	535,944
Whitestone REIT (b)	5,800	69,716
WP Carey, Inc. REIT	24,402	1,911,409
Xenia Hotels & Resorts, Inc. REIT	17,200	376,852
		60,755,587
FOOD & STAPLES RETAILING — 0.6%
Andersons, Inc.	4,185	134,883
BJ's Wholesale Club Holdings, Inc. (a)	19,400	531,560
Casey's General Stores, Inc.	5,548	714,416

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Chefs' Warehouse, Inc. (a)	3,400	$105,570
Ingles Markets, Inc. Class A	2,200	60,764
Natural Grocers by Vitamin Cottage, Inc. (a)	1,100	13,145
Performance Food Group Co. (a)	15,489	613,984
PriceSmart, Inc.	3,391	199,662
Rite Aid Corp. (a) (b)	161,010	102,241
Smart & Final Stores, Inc. (a)	3,595	17,759
SpartanNash Co.	5,600	88,872
Sprouts Farmers Market, Inc. (a)	19,175	413,030
United Natural Foods, Inc. (a)	7,848	103,751
US Foods Holding Corp. (a)	33,028	1,153,007
Village Super Market, Inc. Class A	1,269	34,682
Weis Markets, Inc.	1,415	57,746
		4,345,072
FOOD PRODUCTS — 1.1%
Alico, Inc.	400	10,884
B&G Foods, Inc. (b)	10,000	244,200
Bunge, Ltd.	21,563	1,144,348
Calavo Growers, Inc. (b)	2,442	204,762
Cal-Maine Foods, Inc. (b)	4,700	209,761
Darling Ingredients, Inc. (a)	24,900	539,085
Dean Foods Co. (b)	14,700	44,541
Farmer Brothers Co. (a)	1,450	29,014
Flowers Foods, Inc.	27,431	584,829
Fresh Del Monte Produce, Inc.	4,734	127,960
Freshpet, Inc. (a)	4,000	169,160
Hain Celestial Group, Inc. (a) (b)	14,001	323,703
Hostess Brands, Inc. (a)	15,000	187,500
Ingredion, Inc.	10,152	961,293
J&J Snack Foods Corp.	2,283	362,632
John B Sanfilippo & Son, Inc.	1,278	91,850
Lancaster Colony Corp.	2,913	456,438
Landec Corp. (a)	4,000	49,120
Limoneira Co.	2,300	54,119
Pilgrim's Pride Corp. (a)	8,100	180,549
Post Holdings, Inc. (a)	9,877	1,080,544
Sanderson Farms, Inc. (b)	2,973	391,960
Seaboard Corp.	40	171,388
Seneca Foods Corp. Class A (a)	1,049	25,805
Simply Good Foods Co. (a)	9,300	191,487
Tootsie Roll Industries, Inc.	2,571	95,736
TreeHouse Foods, Inc. (a)	8,381	540,994
		8,473,662
GAS UTILITIES — 0.8%
Chesapeake Utilities Corp.	2,438	222,370
National Fuel Gas Co.	12,463	759,745
New Jersey Resources Corp.	13,315	662,954
Northwest Natural Holding Co.	4,360	286,147
ONE Gas, Inc.	7,887	702,180
RGC Resources, Inc.	1,100	29,161
South Jersey Industries, Inc. (b)	14,062	450,968
Southwest Gas Holdings, Inc.	8,039	661,288
Spire, Inc.	7,539	620,384
Security Description	Shares	Value
UGI Corp.	26,432	$1,464,861
		5,860,058
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Accuray, Inc. (a)	13,600	64,872
AngioDynamics, Inc. (a)	5,700	130,302
Antares Pharma, Inc. (a) (b)	21,200	64,236
AtriCure, Inc. (a)	5,600	150,024
Atrion Corp.	225	197,703
Avanos Medical, Inc. (a)	7,100	303,028
AxoGen, Inc. (a) (b)	5,300	111,618
Axonics Modulation Technologies, Inc. (a)	900	21,555
Cantel Medical Corp.	5,589	373,848
Cardiovascular Systems, Inc. (a)	5,150	199,099
Cerus Corp. (a)	20,800	129,584
CONMED Corp.	3,801	316,167
CryoLife, Inc. (a)	5,400	157,518
CryoPort, Inc. (a) (b)	4,300	55,556
Cutera, Inc. (a)	2,000	35,320
CytoSorbents Corp. (a) (b)	4,400	33,308
DexCom, Inc. (a)	13,413	1,597,488
ElectroCore LLC (a) (b)	1,900	13,300
Endologix, Inc. (a)	1,012	6,689
FONAR Corp. (a)	800	16,376
GenMark Diagnostics, Inc. (a) (b)	7,600	53,884
Glaukos Corp. (a)	5,168	405,016
Globus Medical, Inc. Class A (a)	11,351	560,853
Haemonetics Corp. (a)	7,790	681,469
Helius Medical Technologies, Inc. (a) (b)	2,800	18,648
Heska Corp. (a)	1,002	85,290
Hill-Rom Holdings, Inc.	10,076	1,066,646
ICU Medical, Inc. (a)	2,398	573,913
Inogen, Inc. (a) (b)	2,692	256,736
Insulet Corp. (a) (b)	8,900	846,301
Integer Holdings Corp. (a)	4,692	353,871
Integra LifeSciences Holdings Corp. (a)	10,814	602,556
IntriCon Corp. (a)	1,100	27,588
Invacare Corp. (b)	5,000	41,850
iRadimed Corp. (a) (b)	400	11,236
iRhythm Technologies, Inc. (a) (b)	3,700	277,352
Lantheus Holdings, Inc. (a)	5,700	139,536
LeMaitre Vascular, Inc.	2,400	74,400
LivaNova PLC (a)	7,450	724,513
Masimo Corp. (a)	7,030	972,109
Meridian Bioscience, Inc.	6,500	114,465
Merit Medical Systems, Inc. (a)	8,100	500,823
Natus Medical, Inc. (a)	5,034	127,763
Neogen Corp. (a)	7,610	436,738
Neuronetics, Inc. (a) (b)	2,000	30,500
Nevro Corp. (a) (b)	4,397	274,857
Novocure, Ltd. (a) (b)	11,155	537,336
NuVasive, Inc. (a)	7,780	441,826
Nuvectra Corp. (a)	2,300	25,323

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
OraSure Technologies, Inc. (a)	9,200	$102,580
Orthofix Medical, Inc. (a)	2,686	151,517
OrthoPediatrics Corp. (a)	1,200	53,076
Oxford Immunotec Global PLC (a)	4,100	70,643
Penumbra, Inc. (a) (b)	4,687	689,036
Pulse Biosciences, Inc. (a)	1,600	28,144
Quidel Corp. (a)	5,200	340,444
Rockwell Medical, Inc. (a) (b)	7,200	40,968
RTI Surgical Holdings, Inc. (a)	8,500	51,085
SeaSpine Holdings Corp. (a)	2,300	34,684
Senseonics Holdings, Inc. (a) (b)	12,300	30,135
SI-BONE, Inc. (a) (b)	1,100	20,724
Sientra, Inc. (a) (b)	3,700	31,746
STAAR Surgical Co. (a)	6,700	229,073
STERIS PLC	12,774	1,635,455
Surmodics, Inc. (a)	2,000	86,960
Tactile Systems Technology, Inc. (a) (b)	2,700	142,344
Tandem Diabetes Care, Inc. (a)	7,800	495,300
TransEnterix, Inc. (a) (b)	26,200	62,356
Utah Medical Products, Inc.	537	47,390
Vapotherm, Inc. (a) (b)	600	11,790
Varex Imaging Corp. (a)	5,800	196,504
ViewRay, Inc. (a) (b)	10,000	73,900
West Pharmaceutical Services, Inc.	11,227	1,237,216
Wright Medical Group NV (a)	18,909	594,688
		20,698,747
HEALTH CARE PROVIDERS & SERVICES — 1.3%
AAC Holdings, Inc. (a) (b)	1,900	3,496
Acadia Healthcare Co., Inc. (a) (b)	13,282	389,295
Addus HomeCare Corp. (a)	1,467	93,287
Amedisys, Inc. (a)	4,105	505,982
American Renal Associates Holdings, Inc. (a)	2,000	12,280
AMN Healthcare Services, Inc. (a)	7,048	331,890
Apollo Medical Holdings, Inc. (a) (b)	700	12,824
BioScrip, Inc. (a)	18,500	37,000
BioTelemetry, Inc. (a)	5,000	313,100
Brookdale Senior Living, Inc. (a)	28,462	187,280
Capital Senior Living Corp. (a)	3,700	14,763
Chemed Corp.	2,377	760,806
Community Health Systems, Inc. (a) (b)	12,967	48,367
CorVel Corp. (a)	1,394	90,945
Covetrus, Inc. (a) (b)	9,300	296,205
Cross Country Healthcare, Inc. (a)	5,200	36,556
Diplomat Pharmacy, Inc. (a) (b)	8,863	51,494
Encompass Health Corp.	15,012	876,701
Ensign Group, Inc.	7,570	387,508
Genesis Healthcare, Inc. (a) (b)	9,100	13,104
Guardant Health, Inc. (a) (b)	2,200	168,740
HealthEquity, Inc. (a) (b)	8,263	611,297
LHC Group, Inc. (a)	4,458	494,214
Magellan Health, Inc. (a)	3,685	242,915
MEDNAX, Inc. (a)	13,374	363,372
Security Description	Shares	Value
Molina Healthcare, Inc. (a)	9,541	$1,354,440
National HealthCare Corp.	1,858	140,985
National Research Corp. Class A	1,700	65,620
Owens & Minor, Inc.	9,738	39,926
Patterson Cos., Inc. (b)	12,500	273,125
PetIQ, Inc. (a) (b)	2,500	78,525
Premier, Inc. Class A (a)	7,945	274,023
Providence Service Corp. (a)	1,700	113,254
Quorum Health Corp. (a)	3,500	4,900
R1 RCM, Inc. (a)	15,900	153,753
RadNet, Inc. (a)	6,380	79,048
Select Medical Holdings Corp. (a)	16,500	232,485
Surgery Partners, Inc. (a)	2,700	30,456
Tenet Healthcare Corp. (a)	12,769	368,258
Tivity Health, Inc. (a) (b)	7,238	127,110
Triple-S Management Corp. Class B (a)	3,289	75,055
US Physical Therapy, Inc.	1,900	199,557
		9,953,941
HEALTH CARE TECHNOLOGY — 0.8%
Allscripts Healthcare Solutions, Inc. (a)	26,545	253,239
Castlight Health, Inc. Class B (a)	11,500	43,125
Computer Programs & Systems, Inc.	1,723	51,156
Evolent Health, Inc. Class A (a)	10,400	130,832
HealthStream, Inc. (a)	3,900	109,434
HMS Holdings Corp. (a)	12,641	374,300
Inovalon Holdings, Inc. Class A (a) (b)	10,500	130,515
Inspire Medical Systems, Inc. (a)	2,300	130,594
Medidata Solutions, Inc. (a) (b)	8,769	642,242
NantHealth, Inc. (a) (b)	2,000	1,840
NextGen Healthcare, Inc. (a)	8,300	139,689
Omnicell, Inc. (a)	5,864	474,046
Simulations Plus, Inc.	1,700	35,887
Tabula Rasa HealthCare, Inc. (a) (b)	2,700	152,334
Teladoc Health, Inc. (a) (b)	10,192	566,675
Veeva Systems, Inc. Class A (a)	19,121	2,425,690
Vocera Communications, Inc. (a) (b)	4,634	146,573
		5,808,171
HOTELS, RESTAURANTS & LEISURE — 3.4%
Aramark	37,451	1,106,677
BBX Capital Corp.	9,600	56,832
Belmond, Ltd. Class A (a)	13,600	339,048
Biglari Holdings, Inc. Class A (a)	12	8,825
Biglari Holdings, Inc. Class B (a)	126	17,811
BJ's Restaurants, Inc. (b)	3,206	151,580
Bloomin' Brands, Inc.	12,600	257,670
Bluegreen Vacations Corp. (b)	900	13,374
Boyd Gaming Corp.	12,498	341,945
Brinker International, Inc. (b)	5,730	254,297
Caesars Entertainment Corp. (a) (b)	87,250	758,202
Carrols Restaurant Group, Inc. (a)	5,100	50,847
Century Casinos, Inc. (a)	4,000	36,240
Cheesecake Factory, Inc. (b)	6,455	315,779

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Choice Hotels International, Inc. (b)	5,249	$408,057
Churchill Downs, Inc.	5,370	484,696
Chuy's Holdings, Inc. (a)	2,700	61,479
Cracker Barrel Old Country Store, Inc. (b)	2,964	479,012
Dave & Buster's Entertainment, Inc. (b)	5,948	296,627
Del Frisco's Restaurant Group, Inc. (a) (b)	4,900	31,409
Del Taco Restaurants, Inc. (a)	4,800	48,288
Denny's Corp. (a)	9,300	170,655
Dine Brands Global, Inc. (b)	2,595	236,898
Domino's Pizza, Inc.	6,323	1,631,966
Drive Shack, Inc. (a)	9,000	40,410
Dunkin' Brands Group, Inc.	12,646	949,715
El Pollo Loco Holdings, Inc. (a)	3,100	40,331
Eldorado Resorts, Inc. (a)	10,000	466,900
Empire Resorts, Inc. (a)	400	4,020
Extended Stay America, Inc.	29,000	520,550
Fiesta Restaurant Group, Inc. (a)	3,499	45,872
Golden Entertainment, Inc. (a) (b)	2,700	38,232
Habit Restaurants, Inc. Class A (a)	3,000	32,460
Hilton Grand Vacations, Inc. (a)	14,841	457,845
Hyatt Hotels Corp. Class A	6,029	437,525
International Game Technology PLC (b)	15,101	196,162
International Speedway Corp. Class A	3,606	157,330
J Alexander's Holdings, Inc. (a)	1,569	15,408
Jack in the Box, Inc.	3,880	314,513
Las Vegas Sands Corp.	54,759	3,338,109
Lindblad Expeditions Holdings, Inc. (a)	3,200	48,800
Marriott Vacations Worldwide Corp.	5,955	556,792
Monarch Casino & Resort, Inc. (a)	1,800	79,056
Nathan's Famous, Inc.	400	27,360
Noodles & Co. (a)	1,800	12,240
Papa John's International, Inc. (b)	3,410	180,560
Penn National Gaming, Inc. (a)	16,714	335,951
Planet Fitness, Inc. Class A (a)	13,485	926,689
PlayAGS, Inc. (a)	3,300	78,969
Potbelly Corp. (a)	3,400	28,934
RCI Hospitality Holdings, Inc.	1,400	32,158
Red Lion Hotels Corp. (a)	2,600	21,008
Red Robin Gourmet Burgers, Inc. (a)	1,936	55,776
Red Rock Resorts, Inc. Class A	10,586	273,648
Ruth's Hospitality Group, Inc.	4,500	115,155
Scientific Games Corp. Class A (a) (b)	8,500	173,570
SeaWorld Entertainment, Inc. (a)	8,390	216,126
Shake Shack, Inc. Class A (a)	3,730	220,629
Six Flags Entertainment Corp.	11,010	543,343
Speedway Motorsports, Inc.	1,700	24,599
Texas Roadhouse, Inc.	10,304	640,806
Town Sports International Holdings, Inc. (a)	1,800	8,568
Vail Resorts, Inc.	6,187	1,344,435
Security Description	Shares	Value
Wendy's Co.	28,458	$509,114
Wingstop, Inc.	4,470	339,854
Wyndham Destinations, Inc.	14,600	591,154
Wyndham Hotels & Resorts, Inc.	15,000	749,850
Yum China Holdings, Inc.	55,724	2,502,565
		25,251,305
HOUSEHOLD DURABLES — 1.0%
Bassett Furniture Industries, Inc.	1,500	24,615
Beazer Homes USA, Inc. (a)	4,600	52,946
Cavco Industries, Inc. (a)	1,295	152,201
Century Communities, Inc. (a)	4,115	98,636
Ethan Allen Interiors, Inc.	3,800	72,694
Flexsteel Industries, Inc.	1,200	27,828
GoPro, Inc. Class A (a) (b)	17,500	113,750
Green Brick Partners, Inc. (a)	3,600	31,500
Hamilton Beach Brands Holding Co. Class A	782	16,782
Helen of Troy, Ltd. (a)	3,944	457,346
Hooker Furniture Corp.	1,700	49,011
Hovnanian Enterprises, Inc. Class A (a) (b)	608	6,670
Installed Building Products, Inc. (a)	3,300	160,050
iRobot Corp. (a) (b)	4,100	482,529
KB Home	13,100	316,627
La-Z-Boy, Inc.	7,133	235,318
Legacy Housing Corp. (a) (b)	700	8,330
LGI Homes, Inc. (a) (b)	2,800	168,672
Lifetime Brands, Inc.	1,500	14,175
Lovesac Co. (a)	900	25,029
M/I Homes, Inc. (a)	4,200	111,804
MDC Holdings, Inc.	7,471	217,107
Meritage Homes Corp. (a)	5,758	257,440
New Home Co., Inc. (a) (b)	1,500	7,140
NVR, Inc. (a)	480	1,328,160
Purple Innovation, Inc. (a) (b)	500	2,320
Roku, Inc. (a) (b)	6,600	425,766
Skyline Champion Corp.	5,100	96,900
Sonos, Inc. (a) (b)	2,500	25,725
Taylor Morrison Home Corp. Class A (a)	17,600	312,400
Tempur Sealy International, Inc. (a)	7,049	406,516
Toll Brothers, Inc.	20,683	748,725
TopBuild Corp. (a)	5,352	346,917
TRI Pointe Group, Inc. (a) (b)	21,583	272,809
Tupperware Brands Corp.	7,381	188,806
Turtle Beach Corp. (a)	1,000	11,360
Universal Electronics, Inc. (a)	2,139	79,464
Vuzix Corp. (a) (b)	2,900	8,874
William Lyon Homes Class A (a)	4,900	75,313
ZAGG, Inc. (a)	4,000	36,280
		7,474,535
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a) (b)	1,500	38,340
Central Garden & Pet Co. Class A (a)	6,300	146,475
Energizer Holdings, Inc.	9,612	431,867

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Oil-Dri Corp. of America	648	$20,179
Spectrum Brands Holdings, Inc. (b)	6,172	338,102
WD-40 Co. (b)	2,057	348,538
		1,323,501
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Atlantic Power Corp. (a) (b)	16,100	40,572
Clearway Energy, Inc. Class A	5,500	79,970
Clearway Energy, Inc. Class C	11,200	169,232
Ormat Technologies, Inc.	6,042	333,216
Pattern Energy Group, Inc. Class A	12,300	270,600
TerraForm Power, Inc. Class A	11,359	156,073
Vistra Energy Corp.	60,565	1,576,507
		2,626,170
INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	8,981	1,101,250
Raven Industries, Inc.	5,500	211,035
		1,312,285
INSURANCE — 3.7%
Alleghany Corp. (a)	2,226	1,363,202
Ambac Financial Group, Inc. (a)	7,000	126,840
American Equity Investment Life Holding Co.	13,672	369,417
American Financial Group, Inc.	11,001	1,058,406
American National Insurance Co.	1,086	131,211
AMERISAFE, Inc.	2,881	171,131
Arch Capital Group, Ltd. (a)	59,269	1,915,574
Argo Group International Holdings, Ltd.	4,960	350,474
Assured Guaranty, Ltd.	15,919	707,281
Athene Holding, Ltd. Class A (a)	24,300	991,440
Axis Capital Holdings, Ltd.	12,616	691,104
Brown & Brown, Inc.	35,588	1,050,202
Citizens, Inc. (a) (b)	7,300	48,691
CNA Financial Corp.	4,291	186,015
CNO Financial Group, Inc.	24,979	404,160
Crawford & Co. Class B	1,391	12,700
Donegal Group, Inc. Class A	1,400	18,830
eHealth, Inc. (a)	3,300	205,722
EMC Insurance Group, Inc.	1,400	44,632
Employers Holdings, Inc.	4,900	196,539
Enstar Group, Ltd. (a)	1,851	322,074
Erie Indemnity Co. Class A	3,738	667,308
FBL Financial Group, Inc. Class A	1,526	95,711
FedNat Holding Co.	1,700	27,268
Fidelity National Financial, Inc.	40,422	1,477,424
First American Financial Corp.	16,648	857,372
Genworth Financial, Inc. Class A (a)	76,700	293,761
Global Indemnity, Ltd.	1,254	38,097
Goosehead Insurance, Inc. Class A (b)	1,400	39,032
Greenlight Capital Re, Ltd. Class A (a) (b)	4,300	46,741
Hallmark Financial Services, Inc. (a)	2,041	21,226
Hanover Insurance Group, Inc.	6,454	736,853
Security Description	Shares	Value
HCI Group, Inc.	1,045	$44,653
Health Insurance Innovations, Inc. Class A (a) (b)	1,900	50,958
Heritage Insurance Holdings, Inc.	3,200	46,720
Horace Mann Educators Corp.	6,300	221,823
Independence Holding Co.	700	24,675
Investors Title Co.	242	38,212
James River Group Holdings, Ltd.	4,000	160,320
Kemper Corp.	8,068	614,298
Kingstone Cos., Inc.	1,500	22,110
Kinsale Capital Group, Inc.	3,000	205,710
Maiden Holdings, Ltd.	8,500	6,313
Markel Corp. (a)	2,081	2,073,175
MBIA, Inc. (a)	13,700	130,424
Mercury General Corp.	4,137	207,140
National General Holdings Corp.	9,799	232,530
National Western Life Group, Inc. Class A	396	103,938
Navigators Group, Inc.	3,192	223,025
NI Holdings, Inc. (a)	1,500	24,000
Old Republic International Corp.	43,362	907,133
Primerica, Inc.	6,557	800,938
ProAssurance Corp.	8,131	281,414
Protective Insurance Corp. Class B	1,400	25,928
Reinsurance Group of America, Inc.	9,616	1,365,280
RenaissanceRe Holdings, Ltd.	6,088	873,628
RLI Corp.	6,018	431,792
Safety Insurance Group, Inc.	2,238	195,019
Selective Insurance Group, Inc.	8,800	556,864
State Auto Financial Corp.	2,500	82,300
Stewart Information Services Corp.	3,549	151,507
Third Point Reinsurance, Ltd. (a)	11,300	117,294
Tiptree, Inc.	3,900	24,687
Trupanion, Inc. (a) (b)	3,869	126,671
United Fire Group, Inc.	3,198	139,785
United Insurance Holdings Corp.	3,000	47,700
Universal Insurance Holdings, Inc.	4,800	148,800
White Mountains Insurance Group, Ltd.	501	463,665
WR Berkley Corp.	14,567	1,234,116
		27,070,983
INTERACTIVE MEDIA & SERVICES — 0.7%
Cardlytics, Inc. (a) (b)	700	11,578
Care.com, Inc. (a)	3,200	63,232
Cargurus, Inc. (a)	7,600	304,456
Cars.com, Inc. (a) (b)	10,500	239,400
Cimpress NV (a) (b)	3,361	269,317
Fusion Connect, Inc. (a) (b)	2,600	3,406
IAC/InterActiveCorp (a)	11,431	2,401,767
Liberty TripAdvisor Holdings, Inc. Class A (a)	11,100	157,509
Match Group, Inc. (b)	8,000	452,880
Meet Group, Inc. (a)	11,300	56,839
QuinStreet, Inc. (a)	7,000	93,730
Remark Holdings, Inc. (a) (b)	3,400	6,290
Travelzoo (a)	600	8,040

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
TrueCar, Inc. (a)	14,266	$94,726
Veritone, Inc. (a) (b)	800	4,160
Yelp, Inc. (a) (b)	12,391	427,490
Zillow Group, Inc. Class A (a) (b)	8,583	293,539
Zillow Group, Inc. Class C (a) (b)	18,583	645,573
		5,533,932
INTERNET & DIRECT MARKETING RETAIL — 0.8%
1-800-Flowers.com, Inc. Class A (a)	4,200	76,566
Duluth Holdings, Inc. Class B (a) (b)	1,099	26,200
Etsy, Inc. (a)	18,220	1,224,748
Gaia, Inc. (a) (b)	1,300	11,895
Groupon, Inc. (a)	67,822	240,768
GrubHub, Inc. (a) (b)	13,864	963,132
Lands' End, Inc. (a)	1,600	26,576
Leaf Group, Ltd. (a)	2,500	20,050
Liberty Expedia Holdings, Inc. Class A (a)	8,287	354,684
Liquidity Services, Inc. (a)	3,800	29,298
Overstock.com, Inc. (a) (b)	3,400	56,508
PetMed Express, Inc. (b)	3,000	68,340
Quotient Technology, Inc. (a)	12,300	121,401
Qurate Retail, Inc. (a)	63,516	1,014,986
Shutterfly, Inc. (a)	5,077	206,329
Shutterstock, Inc.	2,850	132,896
Stamps.com, Inc. (a) (b)	2,684	218,504
Wayfair, Inc. Class A (a) (b)	8,751	1,299,086
		6,091,967
IT SERVICES — 4.5%
Amdocs, Ltd.	21,183	1,146,212
Black Knight, Inc. (a)	21,746	1,185,157
Booz Allen Hamilton Holding Corp.	21,000	1,220,940
Brightcove, Inc. (a)	5,326	44,792
CACI International, Inc. Class A (a)	3,691	671,836
Carbonite, Inc. (a)	5,000	124,050
Cardtronics PLC Class A (a)	6,028	214,476
Cass Information Systems, Inc.	2,160	102,168
Conduent, Inc. (a)	29,200	403,836
CoreLogic, Inc. (a)	12,300	458,298
CSG Systems International, Inc.	5,000	211,500
Endurance International Group Holdings, Inc. (a)	11,135	80,729
EPAM Systems, Inc. (a)	7,864	1,330,038
Euronet Worldwide, Inc. (a) (b)	7,563	1,078,408
Everi Holdings, Inc. (a)	10,100	106,252
EVERTEC, Inc.	9,300	258,633
Evo Payments, Inc. Class A (a) (b)	3,800	110,390
Exela Technologies, Inc. (a)	7,100	23,714
ExlService Holdings, Inc. (a)	5,037	302,321
First Data Corp. Class A (a)	83,305	2,188,422
Genpact, Ltd.	23,860	839,395
GoDaddy, Inc. Class A (a)	25,822	1,941,556
GTT Communications, Inc. (a) (b)	6,495	225,377
Hackett Group, Inc.	3,790	59,882
I3 Verticals, Inc. Class A (a)	1,300	31,226
Security Description	Shares	Value
Information Services Group, Inc. (a)	5,100	$19,023
Internap Corp. (a) (b)	3,599	17,851
Leidos Holdings, Inc.	21,611	1,385,049
Limelight Networks, Inc. (a)	16,200	52,326
LiveRamp Holdings, Inc. (a)	10,285	561,252
ManTech International Corp. Class A	4,058	219,213
MAXIMUS, Inc.	9,707	689,003
MoneyGram International, Inc. (a)	3,353	6,840
NIC, Inc.	10,000	170,900
Okta, Inc. (a)	13,300	1,100,309
Perficient, Inc. (a)	4,900	134,211
Perspecta, Inc.	21,600	436,752
PFSweb, Inc. (a)	1,900	9,899
Presidio, Inc.	6,400	94,720
PRGX Global, Inc. (a)	3,100	24,552
Sabre Corp.	42,188	902,401
Science Applications International Corp.	7,682	591,130
ServiceSource International, Inc. (a)	9,400	8,661
Square, Inc. Class A (a)	44,860	3,360,911
Switch, Inc. Class A (b)	5,600	57,736
Sykes Enterprises, Inc. (a)	6,053	171,179
Travelport Worldwide, Ltd.	19,100	300,443
TTEC Holdings, Inc.	2,200	79,706
Tucows, Inc. Class A (a)	1,400	113,652
Twilio, Inc. Class A (a) (b)	13,482	1,741,605
Unisys Corp. (a) (b)	7,900	92,193
Virtusa Corp. (a)	4,300	229,835
WEX, Inc. (a)	6,323	1,213,953
Worldpay, Inc. Class A (a)	45,836	5,202,386
		33,347,299
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Acushnet Holdings Corp.	5,400	124,956
American Outdoor Brands Corp. (a)	8,388	78,344
Brunswick Corp.	13,238	666,269
Callaway Golf Co.	14,312	227,990
Clarus Corp.	3,100	39,711
Escalade, Inc.	1,700	18,989
Johnson Outdoors, Inc. Class A	700	49,952
Malibu Boats, Inc. Class A (a)	3,200	126,656
Marine Products Corp.	987	13,295
MasterCraft Boat Holdings, Inc. (a)	2,800	63,196
Nautilus, Inc. (a)	4,500	25,020
Polaris Industries, Inc.	9,015	761,136
Sturm Ruger & Co., Inc.	2,565	135,996
Vista Outdoor, Inc. (a)	8,921	71,457
YETI Holdings, Inc. (a) (b)	2,700	81,675
		2,484,642
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Accelerate Diagnostics, Inc. (a) (b)	4,000	84,080
Bio-Rad Laboratories, Inc. Class A (a)	3,264	997,740
Bio-Techne Corp.	5,651	1,122,006
Bruker Corp.	15,341	589,708
Cambrex Corp. (a)	5,100	198,135

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Charles River Laboratories International, Inc. (a)	7,278	$1,057,130
ChromaDex Corp. (a) (b)	6,100	25,559
Codexis, Inc. (a) (b)	7,900	162,187
Enzo Biochem, Inc. (a)	5,400	14,742
Fluidigm Corp. (a)	5,144	68,364
Harvard Bioscience, Inc. (a)	5,800	24,998
Luminex Corp.	6,400	147,264
Medpace Holdings, Inc. (a)	3,300	194,601
NanoString Technologies, Inc. (a)	4,000	95,720
NeoGenomics, Inc. (a)	12,500	255,750
Pacific Biosciences of California, Inc. (a)	21,000	151,830
PRA Health Sciences, Inc. (a)	8,894	980,919
QIAGEN NV (a)	33,981	1,382,347
Quanterix Corp. (a)	1,400	36,162
Syneos Health, Inc. (a)	9,394	486,233
		8,075,475
MACHINERY — 3.6%
Actuant Corp. Class A	9,300	226,641
AGCO Corp.	10,075	700,716
Alamo Group, Inc.	1,492	149,110
Albany International Corp. Class A	4,348	311,273
Allison Transmission Holdings, Inc.	17,557	788,660
Altra Industrial Motion Corp.	9,174	284,853
Astec Industries, Inc.	3,440	129,894
Barnes Group, Inc.	7,314	376,013
Blue Bird Corp. (a)	2,392	40,497
Briggs & Stratton Corp.	6,100	72,163
Chart Industries, Inc. (a)	4,700	425,444
CIRCOR International, Inc. (a)	2,547	83,032
Colfax Corp. (a) (b)	12,927	383,673
Columbus McKinnon Corp.	3,500	120,225
Commercial Vehicle Group, Inc. (a)	4,800	36,816
Crane Co.	7,648	647,174
Donaldson Co., Inc.	19,679	985,131
Douglas Dynamics, Inc.	3,377	128,562
Eastern Co.	700	19,264
Energy Recovery, Inc. (a) (b)	5,300	46,269
EnPro Industries, Inc.	3,145	202,695
ESCO Technologies, Inc.	3,843	257,596
Evoqua Water Technologies Corp. (a) (b)	11,800	148,444
Federal Signal Corp.	9,000	233,910
Franklin Electric Co., Inc.	7,049	360,133
FreightCar America, Inc. (a)	1,400	8,624
Gardner Denver Holdings, Inc. (a)	19,400	539,514
Gates Industrial Corp. PLC (a)	6,800	97,512
Gencor Industries, Inc. (a)	1,100	13,596
Global Brass & Copper Holdings, Inc.	3,300	113,652
Gorman-Rupp Co.	2,700	91,638
Graco, Inc.	25,313	1,253,500
Graham Corp.	1,400	27,482
Greenbrier Cos., Inc.	4,794	154,511
Harsco Corp. (a)	12,291	247,787
Security Description	Shares	Value
Hillenbrand, Inc.	9,599	$398,646
Hurco Cos., Inc.	966	38,959
Hyster-Yale Materials Handling, Inc.	1,589	99,090
IDEX Corp.	11,726	1,779,303
ITT, Inc.	13,388	776,504
John Bean Technologies Corp.	4,790	440,153
Kadant, Inc.	1,700	149,532
Kennametal, Inc.	12,417	456,325
LB Foster Co. Class A (a)	1,300	24,466
Lincoln Electric Holdings, Inc.	9,456	793,075
Lindsay Corp.	1,670	161,639
Lydall, Inc. (a)	2,500	58,650
Manitex International, Inc. (a)	1,800	13,770
Manitowoc Co., Inc (a)	5,575	91,486
Meritor, Inc. (a)	12,200	248,270
Middleby Corp. (a) (b)	8,370	1,088,351
Milacron Holdings Corp. (a)	10,700	121,124
Miller Industries, Inc.	1,600	49,360
Mueller Industries, Inc.	8,584	269,023
Mueller Water Products, Inc. Class A	23,500	235,940
Navistar International Corp. (a)	7,500	242,250
NN, Inc. (b)	6,216	46,558
Nordson Corp.	8,903	1,179,826
Omega Flex, Inc.	400	30,320
Oshkosh Corp.	10,708	804,492
Park-Ohio Holdings Corp.	1,346	43,583
Proto Labs, Inc. (a)	4,103	431,389
RBC Bearings, Inc. (a)	3,609	458,957
REV Group, Inc.	4,400	48,180
Rexnord Corp. (a)	15,890	399,475
Spartan Motors, Inc.	5,000	44,150
SPX Corp. (a)	6,600	229,614
SPX FLOW, Inc. (a)	6,400	204,160
Standex International Corp.	1,915	140,561
Sun Hydraulics Corp.	4,448	206,876
Tennant Co.	2,676	166,153
Terex Corp.	10,090	324,192
Timken Co.	10,492	457,661
Titan International, Inc.	7,400	44,178
Toro Co.	15,793	1,087,190
TriMas Corp. (a)	7,000	211,610
Trinity Industries, Inc.	22,269	483,905
Twin Disc, Inc. (a)	1,400	23,310
Wabash National Corp.	8,300	112,465
WABCO Holdings, Inc. (a)	7,961	1,049,499
Watts Water Technologies, Inc. Class A	4,183	338,070
Welbilt, Inc. (a)	19,900	325,962
Woodward, Inc.	8,150	773,354
		26,907,610
MARINE — 0.1%
Costamare, Inc.	7,300	37,960
Eagle Bulk Shipping, Inc. (a)	7,100	33,015
Genco Shipping & Trading, Ltd. (a)	900	6,714
Kirby Corp. (a)	9,040	678,995
Matson, Inc.	6,482	233,935

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Safe Bulkers, Inc. (a) (b)	5,800	$8,468
Scorpio Bulkers, Inc.	8,674	33,308
		1,032,395
MEDIA — 1.7%
AMC Networks, Inc. Class A (a) (b)	6,686	379,497
Beasley Broadcast Group, Inc. Class A	600	2,388
Boston Omaha Corp. Class A (a)	600	14,964
Cable One, Inc.	678	665,376
Central European Media Enterprises, Ltd. Class A (a) (b)	13,000	51,740
Clear Channel Outdoor Holdings, Inc. Class A (a)	5,500	29,425
Daily Journal Corp. (a) (b)	159	34,042
Emerald Expositions Events, Inc.	3,600	45,720
Entercom Communications Corp. Class A (b)	19,900	104,475
Entravision Communications Corp. Class A	9,500	30,780
EW Scripps Co. Class A	6,800	142,800
Fluent, Inc. (a)	5,200	29,224
Gannett Co., Inc.	17,200	181,288
GCI Liberty, Inc. Class A (a)	15,396	856,172
Gray Television, Inc. (a)	12,200	260,592
Hemisphere Media Group, Inc. (a)	2,700	38,070
John Wiley & Sons, Inc. Class A	6,750	298,485
Liberty Broadband Corp. Class A (a)	3,944	361,428
Liberty Broadband Corp. Class C (a)	15,960	1,464,170
Liberty Latin America, Ltd. Class A (a)	6,600	127,644
Liberty Latin America, Ltd. Class C (a)	17,300	336,485
Liberty Media Corp.-Liberty Braves Class C (a)	5,510	153,013
Liberty Media Corp.-Liberty SiriusXM Class A (a)	12,904	492,675
Liberty Media Corp.-Liberty SiriusXM Class C (a)	25,259	965,904
LiveXLive Media, Inc. (a) (b)	3,800	20,444
Loral Space & Communications, Inc. (a)	2,000	72,100
MDC Partners, Inc. Class A (a)	7,000	15,750
Meredith Corp. (b)	6,001	331,615
MSG Networks, Inc. Class A (a)	9,021	196,207
National CineMedia, Inc.	12,200	86,010
New Media Investment Group, Inc.	9,300	97,650
New York Times Co. Class A (b)	20,000	657,000
Nexstar Media Group, Inc. Class A	6,811	738,108
Saga Communications, Inc. Class A	644	21,374
Scholastic Corp.	4,295	170,769
Sinclair Broadcast Group, Inc. Class A	10,262	394,882
Sirius XM Holdings, Inc. (b)	253,868	1,439,432
TechTarget, Inc. (a)	3,000	48,810
TEGNA, Inc.	32,983	465,060
Tribune Media Co. Class A	13,432	619,752
Security Description	Shares	Value
WideOpenWest, Inc. (a) (b)	4,400	$40,040
Tribune Publishing Co. (a)	2,400	28,296
		12,509,656
METALS & MINING — 1.1%
AK Steel Holding Corp. (a) (b)	49,100	135,025
Alcoa Corp. (a)	28,621	805,967
Allegheny Technologies, Inc. (a) (b)	19,137	489,333
Carpenter Technology Corp.	7,055	323,472
Century Aluminum Co. (a)	7,600	67,488
Cleveland-Cliffs, Inc. (b)	44,542	444,975
Coeur Mining, Inc. (a)	28,800	117,504
Commercial Metals Co.	17,747	303,119
Compass Minerals International, Inc. (b)	5,214	283,485
Ferroglobe Representation & Warranty Insurance Trust (a) (c)	2,200	—
Gold Resource Corp.	7,700	30,261
Haynes International, Inc.	1,900	62,377
Hecla Mining Co.	69,737	160,395
Kaiser Aluminum Corp.	2,411	252,504
Materion Corp.	3,055	174,318
Olympic Steel, Inc.	1,400	22,218
Ramaco Resources, Inc. (a)	500	2,900
Reliance Steel & Aluminum Co.	10,477	945,654
Royal Gold, Inc. (b)	9,958	905,481
Ryerson Holding Corp. (a)	2,500	21,400
Schnitzer Steel Industries, Inc. Class A	3,972	95,328
Southern Copper Corp. (b)	12,669	502,706
Steel Dynamics, Inc.	33,706	1,188,811
SunCoke Energy, Inc. (a)	9,900	84,051
Synalloy Corp.	1,300	19,760
TimkenSteel Corp. (a) (b)	5,900	64,074
United States Steel Corp.	26,999	526,210
Universal Stainless & Alloy Products, Inc. (a)	1,300	21,541
Warrior Met Coal, Inc.	6,600	200,640
Worthington Industries, Inc.	6,200	231,384
		8,482,381
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.5%
AG Mortgage Investment Trust, Inc. REIT	4,400	74,096
AGNC Investment Corp. REIT	82,093	1,477,674
Annaly Capital Management, Inc. REIT	211,952	2,117,400
Anworth Mortgage Asset Corp. REIT	14,800	59,792
Apollo Commercial Real Estate Finance, Inc. REIT (b)	18,740	341,068
Arbor Realty Trust, Inc. REIT (b)	11,187	145,095
Ares Commercial Real Estate Corp. REIT	4,200	63,798
Arlington Asset Investment Corp. Class A (b)	4,400	35,024
ARMOUR Residential REIT, Inc.	7,800	152,334

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Blackstone Mortgage Trust, Inc. Class A REIT (b)	17,400	$601,344
Capstead Mortgage Corp. REIT	12,910	110,897
Cherry Hill Mortgage Investment Corp. REIT (b)	2,400	41,328
Chimera Investment Corp. REIT (b)	28,526	534,577
Colony Credit Real Estate, Inc. REIT	12,800	200,448
Dynex Capital, Inc. REIT	10,800	65,772
Exantas Capital Corp. REIT (b)	4,475	47,569
Granite Point Mortgage Trust, Inc. REIT	7,682	142,655
Great Ajax Corp. REIT	2,400	32,976
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	9,097	233,247
Invesco Mortgage Capital, Inc. REIT	19,600	309,680
KKR Real Estate Finance Trust, Inc. REIT (b)	3,200	64,064
Ladder Capital Corp. REIT	14,027	238,740
MFA Financial, Inc. REIT	68,436	497,530
New Residential Investment Corp. REIT	61,600	1,041,656
New York Mortgage Trust, Inc. REIT (b)	25,900	157,731
Orchid Island Capital, Inc. REIT (b)	7,700	50,666
PennyMac Mortgage Investment Trust REIT	9,141	189,310
Ready Capital Corp. REIT (b)	4,700	68,949
Redwood Trust, Inc. REIT	14,500	234,175
TPG RE Finance Trust, Inc. REIT	5,500	107,800
Two Harbors Investment Corp. REIT	37,657	509,499
Western Asset Mortgage Capital Corp. REIT	7,400	75,702
Starwood Property Trust, Inc. REIT	41,048	917,423
		10,940,019
MULTI-UTILITIES — 0.3%
Avista Corp.	10,000	406,200
Black Hills Corp.	8,193	606,855
MDU Resources Group, Inc.	29,700	767,151
NorthWestern Corp.	7,655	538,989
Unitil Corp.	2,200	119,174
		2,438,369
MULTILINE RETAIL — 0.1%
Big Lots, Inc. (b)	6,120	232,682
Dillard's, Inc. Class A (b)	1,705	122,794
JC Penney Co., Inc. (a) (b)	47,800	71,222
Ollie's Bargain Outlet Holdings, Inc. (a)	7,602	648,679
		1,075,377
OIL, GAS & CONSUMABLE FUELS — 2.6%
Abraxas Petroleum Corp. (a)	23,800	29,750
Adams Resources & Energy, Inc.	266	10,390
Alta Mesa Resources, Inc. Class A (a) (b)	11,700	3,105
Antero Resources Corp. (a)	36,974	326,480
Approach Resources, Inc. (a) (b)	5,000	1,769
Security Description	Shares	Value
Arch Coal, Inc. Class A (b)	2,696	$246,064
Ardmore Shipping Corp. (a)	5,000	30,800
Berry Petroleum Corp. (b)	8,700	100,398
Bonanza Creek Energy, Inc. (a)	2,800	63,532
California Resources Corp. (a) (b)	7,002	180,021
Callon Petroleum Co. (a) (b)	34,804	262,770
Carrizo Oil & Gas, Inc. (a) (b)	13,300	165,851
Centennial Resource Development, Inc. Class A (a) (b)	28,064	246,683
Cheniere Energy, Inc. (a)	35,347	2,416,321
Chesapeake Energy Corp. (a) (b)	159,844	495,516
Clean Energy Fuels Corp. (a)	20,400	63,036
CNX Resources Corp. (a)	29,900	322,023
CONSOL Energy, Inc. (a)	4,150	142,013
Continental Resources, Inc. (a)	13,347	597,545
CVR Energy, Inc.	2,800	115,360
Delek US Holdings, Inc.	12,408	451,899
Denbury Resources, Inc. (a) (b)	70,015	143,531
DHT Holdings, Inc.	13,996	62,422
Dorian LPG, Ltd. (a)	4,358	27,978
Earthstone Energy, Inc. Class A (a)	2,700	19,116
Energy Fuels, Inc. (a) (b)	12,700	42,291
EP Energy Corp. Class A (a) (b)	4,500	1,170
EQT Corp.	38,900	806,786
Equitrans Midstream Corp.	32,440	706,543
Evolution Petroleum Corp.	3,800	25,650
Extraction Oil & Gas, Inc. (a) (b)	17,600	74,448
Frontline, Ltd. (a) (b)	11,720	75,711
GasLog, Ltd.	6,400	111,744
Golar LNG, Ltd.	14,398	303,654
Goodrich Petroleum Corp. (a)	1,100	14,960
Green Plains, Inc.	6,047	100,864
Gulfport Energy Corp. (a)	26,600	213,332
Halcon Resources Corp. (a) (b)	21,200	28,620
Hallador Energy Co.	1,900	9,994
HighPoint Resources Corp. (a)	16,300	36,023
International Seaways, Inc. (a)	3,199	54,831
Isramco, Inc. (a)	96	10,848
Jagged Peak Energy, Inc. (a) (b)	9,800	102,606
Kosmos Energy, Ltd. (b)	39,000	242,970
Laredo Petroleum, Inc. (a)	24,700	76,323
Lilis Energy, Inc. (a) (b)	5,200	6,084
Matador Resources Co. (a) (b)	16,000	309,280
Midstates Petroleum Co., Inc. (a)	2,293	22,403
Montage Resources Corp. (b)	680	10,227
Murphy Oil Corp.	25,100	735,430
NACCO Industries, Inc. Class A	641	24,499
NextDecade Corp. (a)	900	4,968
Nordic American Tankers, Ltd. (b)	21,040	42,501
Northern Oil and Gas, Inc. (a) (b)	29,000	79,460
Oasis Petroleum, Inc. (a)	41,000	247,640
Overseas Shipholding Group, Inc. Class A (a)	9,000	20,610
Panhandle Oil and Gas, Inc. Class A	2,300	36,110
Par Pacific Holdings, Inc. (a)	4,889	87,073
Parsley Energy, Inc. Class A (a)	40,449	780,666

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
PBF Energy, Inc. Class A	18,252	$568,367
PDC Energy, Inc. (a)	10,112	411,356
Peabody Energy Corp.	11,903	337,212
Penn Virginia Corp. (a)	1,900	83,790
QEP Resources, Inc. (a)	36,223	282,177
Range Resources Corp. (b)	32,300	363,052
Renewable Energy Group, Inc. (a) (b)	5,700	125,172
REX American Resources Corp. (a)	825	66,503
Ring Energy, Inc. (a)	8,500	49,895
Rosehill Resources, Inc. (a)	300	1,020
SandRidge Energy, Inc. (a)	4,500	36,090
Scorpio Tankers, Inc. (b)	7,080	140,467
SemGroup Corp. Class A	12,029	177,308
Ship Finance International, Ltd. (b)	12,600	155,484
SilverBow Resources, Inc. (a)	1,100	25,300
SM Energy Co.	16,956	296,561
Southwestern Energy Co. (a) (b)	89,800	421,162
SRC Energy, Inc. (a) (b)	36,800	188,416
Talos Energy, Inc. (a)	3,100	82,336
Targa Resources Corp.	34,618	1,438,378
Teekay Corp. (b)	10,843	42,505
Teekay Tankers, Ltd. Class A	30,100	29,200
Tellurian, Inc. (a) (b)	13,000	145,600
Ultra Petroleum Corp. (a) (b)	18,622	11,359
Uranium Energy Corp. (a) (b)	25,600	35,840
W&T Offshore, Inc. (a)	14,200	97,980
Whiting Petroleum Corp. (a) (b)	13,700	358,118
World Fuel Services Corp.	10,249	296,094
WPX Energy, Inc. (a)	60,800	797,088
Zion Oil & Gas, Inc. (a) (b)	5,200	3,926
		19,038,448
PAPER & FOREST PRODUCTS — 0.2%
Boise Cascade Co.	6,000	160,560
Clearwater Paper Corp. (a)	2,579	50,239
Domtar Corp.	9,513	472,320
Louisiana-Pacific Corp.	21,602	526,657
Neenah, Inc.	2,546	163,860
PH Glatfelter Co.	6,600	93,192
Schweitzer-Mauduit International, Inc.	4,700	181,984
Verso Corp. Class A (a)	5,359	114,790
		1,763,602
PERSONAL PRODUCTS — 0.3%
Edgewell Personal Care Co. (a)	8,179	358,976
elf Beauty, Inc. (a)	3,300	34,980
Herbalife Nutrition, Ltd. (a)	16,630	881,224
Inter Parfums, Inc.	2,600	197,262
Medifast, Inc. (b)	1,800	229,590
Natural Health Trends Corp.	851	11,029
Nature's Sunshine Products, Inc. (a)	1,300	12,077
Nu Skin Enterprises, Inc. Class A	8,458	404,800
Revlon, Inc. Class A (a) (b)	1,200	23,256
USANA Health Sciences, Inc. (a)	1,945	163,127
		2,316,321
Security Description	Shares	Value
PHARMACEUTICALS — 1.3%
Aclaris Therapeutics, Inc. (a) (b)	5,558	$33,292
Aerie Pharmaceuticals, Inc. (a) (b)	5,400	256,500
Akorn, Inc. (a)	13,644	48,027
Amneal Pharmaceuticals, Inc. (a) (b)	13,190	186,902
Amphastar Pharmaceuticals, Inc. (a)	5,400	110,322
Ampio Pharmaceuticals, Inc. (a) (b)	8,400	4,721
ANI Pharmaceuticals, Inc. (a)	1,186	83,661
Aquestive Therapeutics, Inc. (a)	1,100	7,601
Aratana Therapeutics, Inc. (a)	7,300	26,280
Arvinas Holding Co. LLC (a) (b)	1,000	14,760
Assertio Therapeutics, Inc. (a)	9,300	47,151
Catalent, Inc. (a)	22,082	896,308
Clearside Biomedical, Inc. (a) (b)	3,300	4,554
Collegium Pharmaceutical, Inc. (a)	4,667	70,658
Corcept Therapeutics, Inc. (a) (b)	14,900	174,926
Cymabay Therapeutics, Inc. (a)	9,100	120,848
Dermira, Inc. (a) (b)	5,500	74,525
Dova Pharmaceuticals, Inc. (a) (b)	1,400	12,446
Durect Corp. (a)	24,700	15,460
Elanco Animal Health, Inc. (a)	51,000	1,635,570
Eloxx Pharmaceuticals, Inc. (a)	3,400	39,712
Endo International PLC (a)	34,100	273,823
Evolus, Inc. (a) (b)	1,500	33,855
Horizon Pharma PLC (a)	27,437	725,160
Innovate Biopharmaceuticals, Inc. (a) (b)	2,200	4,246
Innoviva, Inc. (a)	10,500	147,315
Intersect ENT, Inc. (a)	4,600	147,890
Intra-Cellular Therapies, Inc. (a)	7,056	85,942
Jazz Pharmaceuticals PLC (a)	8,977	1,283,262
Kala Pharmaceuticals, Inc. (a) (b)	2,400	19,848
Lannett Co., Inc. (a) (b)	4,397	34,604
Liquidia Technologies, Inc. (a)	900	10,242
Mallinckrodt PLC (a) (b)	12,500	271,750
Marinus Pharmaceuticals, Inc. (a) (b)	7,500	31,350
Medicines Co. (a) (b)	10,459	292,329
Melinta Therapeutics, Inc. (a) (b)	1,168	4,146
Menlo Therapeutics, Inc. (a)	1,500	11,775
MyoKardia, Inc. (a) (b)	5,200	270,348
Neos Therapeutics, Inc. (a) (b)	6,900	18,009
Ocular Therapeutix, Inc. (a) (b)	5,600	22,232
Odonate Therapeutics, Inc. (a) (b)	1,100	24,321
Omeros Corp. (a) (b)	7,200	125,064
Optinose, Inc. (a) (b)	3,000	30,900
Osmotica Pharmaceuticals PLC (a)	1,300	4,680
Pacira Pharmaceuticals, Inc. (a)	6,037	229,768
Paratek Pharmaceuticals, Inc. (a) (b)	4,700	25,192
Phibro Animal Health Corp. Class A	3,200	105,600
Prestige Consumer Healthcare, Inc. (a) (b)	7,916	236,768
Reata Pharmaceuticals, Inc. Class A (a) (b)	2,900	247,863
resTORbio, Inc. (a) (b)	800	5,456
Revance Therapeutics, Inc. (a)	6,000	94,560
scPharmaceuticals, Inc. (a) (b)	900	2,700

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Sienna Biopharmaceuticals, Inc. (a)	1,800	$4,176
SIGA Technologies, Inc. (a) (b)	7,600	45,676
Supernus Pharmaceuticals, Inc. (a)	7,500	262,800
Teligent, Inc. (a) (b)	4,800	5,568
Tetraphase Pharmaceuticals, Inc. (a)	6,300	8,442
TherapeuticsMD, Inc. (a) (b)	28,600	139,282
Theravance Biopharma, Inc. (a) (b)	6,604	149,713
Tricida, Inc. (a) (b)	2,800	108,136
Verrica Pharmaceuticals, Inc. (a) (b)	1,700	18,377
WaVe Life Sciences, Ltd. (a) (b)	3,110	120,824
Xeris Pharmaceuticals, Inc. (a) (b)	3,200	32,128
Zogenix, Inc. (a) (b)	6,369	350,359
Zomedica Pharmaceuticals Corp. (a) (b)	4,700	1,645
		9,932,348
PROFESSIONAL SERVICES — 1.4%
Acacia Research Corp. (a)	7,700	25,102
ASGN, Inc. (a)	7,692	488,365
Barrett Business Services, Inc.	1,039	80,346
BG Staffing, Inc.	1,100	24,024
CBIZ, Inc. (a)	7,900	159,896
CoStar Group, Inc. (a)	5,514	2,571,840
CRA International, Inc.	1,200	60,648
Exponent, Inc.	7,850	453,102
Forrester Research, Inc.	1,600	77,360
Franklin Covey Co. (a)	1,483	37,520
FTI Consulting, Inc. (a)	5,800	445,556
GP Strategies Corp. (a)	1,900	23,085
Heidrick & Struggles International, Inc.	2,900	111,157
Huron Consulting Group, Inc. (a)	3,420	161,492
ICF International, Inc.	2,802	213,176
InnerWorkings, Inc. (a)	5,600	20,272
Insperity, Inc.	5,850	723,411
Kelly Services, Inc. Class A	4,900	108,094
Kforce, Inc.	3,600	126,432
Korn/Ferry International	8,655	387,571
ManpowerGroup, Inc.	9,416	778,609
Mistras Group, Inc. (a)	2,587	35,727
Navigant Consulting, Inc.	6,400	124,608
Resources Connection, Inc.	4,500	74,430
TransUnion	28,164	1,882,482
TriNet Group, Inc. (a)	6,600	394,284
TrueBlue, Inc. (a)	6,200	146,568
Upwork, Inc. (a)	1,900	36,366
WageWorks, Inc. (a)	6,044	228,221
Willdan Group, Inc. (a)	1,500	55,605
		10,055,349
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Altisource Portfolio Solutions SA (a)	1,600	37,872
American Realty Investors, Inc. (a) (b)	300	3,630
Consolidated-Tomoka Land Co.	523	30,883
Cushman & Wakefield PLC (a) (b)	9,700	172,660
Security Description	Shares	Value
Essential Properties Realty Trust, Inc. REIT	5,400	$105,408
Forestar Group, Inc. (a)	1,551	26,817
FRP Holdings, Inc. (a)	1,045	49,711
Griffin Industrial Realty, Inc.	100	3,485
HFF, Inc. Class A	5,746	274,371
Howard Hughes Corp. (a)	5,941	653,510
Jones Lang LaSalle, Inc.	6,922	1,067,234
Kennedy-Wilson Holdings, Inc.	19,042	407,308
Marcus & Millichap, Inc. (a)	3,000	122,190
Maui Land & Pineapple Co., Inc. (a)	700	8,001
Newmark Group, Inc. Class A	22,761	189,827
RE/MAX Holdings, Inc. Class A	2,800	107,912
Realogy Holdings Corp. (b)	17,961	204,755
Redfin Corp. (a) (b)	12,100	245,267
RMR Group, Inc. Class A	1,046	63,785
St. Joe Co. (a) (b)	5,500	90,695
Stratus Properties, Inc. (a)	900	23,769
Tejon Ranch Co. (a)	3,100	54,560
Transcontinental Realty Investors, Inc. (a) (b)	207	6,467
Trinity Place Holdings, Inc. (a)	2,100	8,400
		3,958,517
ROAD & RAIL — 0.8%
AMERCO	1,113	413,491
ArcBest Corp.	4,000	123,160
Avis Budget Group, Inc. (a) (b)	9,902	345,184
Covenant Transportation Group, Inc. Class A (a)	1,800	34,164
Daseke, Inc. (a)	6,100	31,049
Genesee & Wyoming, Inc. Class A (a)	8,824	768,923
Heartland Express, Inc.	7,200	138,816
Hertz Global Holdings, Inc. (a) (b)	8,366	145,317
Knight-Swift Transportation Holdings, Inc. (b)	19,359	632,652
Landstar System, Inc.	6,083	665,419
Marten Transport, Ltd.	5,955	106,178
Old Dominion Freight Line, Inc.	10,043	1,450,109
PAM Transportation Services, Inc. (a)	300	14,682
Ryder System, Inc.	7,945	492,511
Saia, Inc. (a)	3,900	238,290
Schneider National, Inc. Class B	7,400	155,770
Universal Logistics Holdings, Inc.	1,200	23,616
US Xpress Enterprises, Inc. Class A (a) (b)	3,100	20,491
USA Truck, Inc. (a)	1,000	14,440
Werner Enterprises, Inc.	7,100	242,465
YRC Worldwide, Inc. (a)	4,900	32,781
		6,089,508
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
ACM Research, Inc. Class A (a) (b)	1,000	15,430
Adesto Technologies Corp. (a) (b)	3,200	19,360

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Advanced Energy Industries, Inc. (a)	5,800	$288,144
Alpha & Omega Semiconductor, Ltd. (a)	3,087	35,531
Ambarella, Inc. (a) (b)	4,680	202,176
Amkor Technology, Inc. (a)	15,552	132,814
Aquantia Corp. (a)	3,200	28,992
Axcelis Technologies, Inc. (a)	5,075	102,109
AXT, Inc. (a)	5,700	25,365
Brooks Automation, Inc.	10,600	310,898
Cabot Microelectronics Corp.	4,312	482,772
CEVA, Inc. (a)	3,300	88,968
Cirrus Logic, Inc. (a)	9,040	380,313
Cohu, Inc.	6,191	91,317
Cree, Inc. (a) (b)	15,715	899,212
Cypress Semiconductor Corp.	54,833	818,108
Diodes, Inc. (a)	6,092	211,392
Entegris, Inc. (b)	21,598	770,833
First Solar, Inc. (a)	12,565	663,935
FormFactor, Inc. (a)	11,265	181,254
Ichor Holdings, Ltd. (a) (b)	3,300	74,514
Impinj, Inc. (a)	2,600	43,563
Inphi Corp. (a)	6,649	290,827
Integrated Device Technology, Inc. (a)	20,511	1,004,834
Kopin Corp. (a)	7,200	9,648
Lattice Semiconductor Corp. (a)	17,780	212,115
MACOM Technology Solutions Holdings, Inc. (a) (b)	7,052	117,839
Marvell Technology Group, Ltd.	84,869	1,688,045
MaxLinear, Inc. (a) (b)	9,600	245,088
MKS Instruments, Inc.	8,149	758,265
Monolithic Power Systems, Inc.	6,223	843,154
Nanometrics, Inc. (a)	3,500	108,080
NeoPhotonics Corp. (a)	5,300	33,337
NVE Corp.	726	71,068
NXP Semiconductors NV	51,950	4,591,861
ON Semiconductor Corp. (a)	63,821	1,312,798
PDF Solutions, Inc. (a)	4,100	50,635
Photronics, Inc. (a)	9,900	93,555
Power Integrations, Inc.	4,400	307,736
Rambus, Inc. (a)	16,200	169,290
Rudolph Technologies, Inc. (a)	4,953	112,928
Semtech Corp. (a)	9,932	505,638
Silicon Laboratories, Inc. (a)	6,569	531,169
SMART Global Holdings, Inc. (a) (b)	2,100	40,320
SunPower Corp. (a) (b)	9,155	59,599
Synaptics, Inc. (a) (b)	5,238	208,211
Teradyne, Inc.	27,423	1,092,532
Ultra Clean Holdings, Inc. (a) (b)	6,100	63,135
Universal Display Corp. (b)	6,492	992,302
Veeco Instruments, Inc. (a)	7,208	78,135
Versum Materials, Inc.	16,593	834,794
Xperi Corp.	7,342	171,803
		22,465,741
SOFTWARE — 8.6%
2U, Inc. (a) (b)	8,405	595,494
Security Description	Shares	Value
8x8, Inc. (a) (b)	14,300	$288,860
A10 Networks, Inc. (a)	7,600	53,884
ACI Worldwide, Inc. (a)	17,466	574,107
Agilysys, Inc. (a)	2,257	47,781
Alarm.com Holdings, Inc. (a) (b)	4,800	311,520
Altair Engineering, Inc. Class A (a)	3,800	139,878
Alteryx, Inc. Class A (a) (b)	4,500	377,415
Amber Road, Inc. (a)	3,700	32,079
American Software, Inc. Class A	4,300	51,385
Anaplan, Inc. (a) (b)	2,700	106,272
Appfolio, Inc. Class A (a)	2,385	189,369
Aspen Technology, Inc. (a)	10,655	1,110,890
Asure Software, Inc. (a) (b)	1,200	7,332
Atlassian Corp. PLC Class A (a)	15,400	1,730,806
Avalara, Inc. (a)	4,200	234,318
Avaya Holdings Corp. (a) (b)	15,900	267,597
Benefitfocus, Inc. (a) (b)	4,241	210,014
Blackbaud, Inc.	7,390	589,205
Blackline, Inc. (a) (b)	5,600	259,392
Bottomline Technologies DE, Inc. (a)	6,400	320,576
Box, Inc. Class A (a)	19,165	370,076
Carbon Black, Inc. (a) (b)	6,100	85,095
CDK Global, Inc.	19,062	1,121,227
Ceridian HCM Holding, Inc. (a)	7,400	379,620
ChannelAdvisor Corp. (a)	3,800	46,284
Cision, Ltd. (a)	10,400	143,208
Cloudera, Inc. (a)	30,521	333,900
CommVault Systems, Inc. (a)	6,042	391,159
Cornerstone OnDemand, Inc. (a)	8,275	453,305
Coupa Software, Inc. (a) (b)	8,500	773,330
Digimarc Corp. (a) (b)	1,640	51,463
DocuSign, Inc. (a)	12,000	622,080
Domo, Inc. Class B (a) (b)	2,600	104,858
Ebix, Inc. (b)	3,700	182,669
eGain Corp. (a)	2,800	29,260
Elastic NV (a) (b)	1,200	95,844
Ellie Mae, Inc. (a)	5,256	518,715
Envestnet, Inc. (a)	6,752	441,513
Everbridge, Inc. (a) (b)	4,400	330,044
Fair Isaac Corp. (a)	4,405	1,196,530
FireEye, Inc. (a) (b)	29,647	497,773
Five9, Inc. (a) (b)	8,727	461,047
ForeScout Technologies, Inc. (a)	4,700	196,977
Guidewire Software, Inc. (a)	12,436	1,208,282
HubSpot, Inc. (a)	5,653	939,585
Instructure, Inc. (a)	4,800	226,176
j2 Global, Inc. (b)	7,169	620,835
LivePerson, Inc. (a)	9,000	261,180
LogMeIn, Inc.	7,683	615,408
Majesco (a)	700	4,935
Manhattan Associates, Inc. (a)	9,932	547,353
MicroStrategy, Inc. Class A (a)	1,321	190,554
Mitek Systems, Inc. (a)	5,300	64,872
MobileIron, Inc. (a)	10,904	59,645
Model N, Inc. (a)	4,100	71,914
Monotype Imaging Holdings, Inc.	6,193	123,179

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
New Relic, Inc. (a)	6,831	$674,220
Nuance Communications, Inc. (a)	43,716	740,112
Nutanix, Inc. Class A (a) (b)	21,400	807,636
OneSpan, Inc. (a)	4,800	92,256
Palo Alto Networks, Inc. (a)	13,959	3,390,362
Park City Group, Inc. (a) (b)	1,600	12,784
Paycom Software, Inc. (a) (b)	7,385	1,396,725
Paylocity Holding Corp. (a)	4,374	390,117
Pegasystems, Inc.	5,761	374,465
Pluralsight, Inc. Class A (a)	8,300	263,442
Progress Software Corp.	6,800	301,716
Proofpoint, Inc. (a)	7,691	933,918
PROS Holdings, Inc. (a)	4,900	206,976
PTC, Inc. (a)	17,870	1,647,257
Q2 Holdings, Inc. (a) (b)	5,700	394,782
QAD, Inc. Class A	1,600	68,912
Qualys, Inc. (a)	5,173	428,014
Rapid7, Inc. (a)	5,600	283,416
RealPage, Inc. (a)	10,996	667,347
Rimini Street, Inc. (a) (b)	1,200	6,000
RingCentral, Inc. Class A (a)	10,451	1,126,618
SailPoint Technologies Holding, Inc. (a)	10,600	304,432
SecureWorks Corp. Class A (a) (b)	1,300	23,920
ServiceNow, Inc. (a)	27,209	6,706,746
ShotSpotter, Inc. (a) (b)	1,100	42,460
SolarWinds Corp. (a) (b)	4,000	78,080
Splunk, Inc. (a)	22,405	2,791,663
SPS Commerce, Inc. (a)	2,651	281,165
SS&C Technologies Holdings, Inc.	32,908	2,095,911
SVMK, Inc. (a)	2,800	50,988
Tableau Software, Inc. Class A (a)	10,957	1,394,607
Telaria, Inc. (a)	6,600	41,844
Telenav, Inc. (a)	4,652	28,238
Tenable Holdings, Inc. (a) (b)	4,500	142,470
Teradata Corp. (a)	18,201	794,474
TiVo Corp.	18,369	171,199
Trade Desk, Inc. Class A (a) (b)	5,100	1,009,545
Tyler Technologies, Inc. (a)	5,814	1,188,382
Ultimate Software Group, Inc. (a)	4,653	1,536,095
Upland Software, Inc. (a)	2,400	101,664
Varonis Systems, Inc. (a)	4,290	255,813
Verint Systems, Inc. (a)	9,829	588,364
VirnetX Holding Corp. (a) (b)	9,300	58,869
VMware, Inc. Class A	10,999	1,985,429
Workday, Inc. Class A (a)	22,204	4,282,041
Workiva, Inc. (a)	4,400	223,080
Yext, Inc. (a) (b)	13,000	284,180
Zendesk, Inc. (a)	16,087	1,367,395
Zix Corp. (a)	7,700	52,976
Zscaler, Inc. (a) (b)	9,300	659,649
		64,006,823
SPECIALTY RETAIL — 1.8%
Aaron's, Inc.	10,538	554,299
Abercrombie & Fitch Co. Class A	10,096	276,731
American Eagle Outfitters, Inc.	24,566	544,628
Security Description	Shares	Value
America's Car-Mart, Inc. (a)	844	$77,091
Asbury Automotive Group, Inc. (a)	2,922	202,670
Ascena Retail Group, Inc. (a) (b)	27,663	29,876
At Home Group, Inc. (a) (b)	6,900	123,234
AutoNation, Inc. (a)	8,369	298,941
Barnes & Noble Education, Inc. (a)	5,700	23,940
Barnes & Noble, Inc. (b)	8,854	48,077
Bed Bath & Beyond, Inc. (b)	20,058	340,785
Big 5 Sporting Goods Corp.	2,400	7,632
Boot Barn Holdings, Inc. (a)	4,300	126,592
Buckle, Inc. (b)	4,384	82,068
Burlington Stores, Inc. (a)	10,216	1,600,643
Caleres, Inc.	6,400	158,016
Camping World Holdings, Inc. Class A (b)	5,100	70,941
Carvana Co. (a) (b)	4,900	284,494
Cato Corp. Class A	3,300	49,434
Chico's FAS, Inc. (b)	19,400	82,838
Children's Place, Inc. (b)	2,362	229,775
Citi Trends, Inc.	1,900	36,689
Conn's, Inc. (a)	2,943	67,277
Container Store Group, Inc. (a)	1,900	16,720
Designer Brands, Inc.	10,500	233,310
Dick's Sporting Goods, Inc. (b)	10,944	402,849
Express, Inc. (a)	10,649	45,578
Five Below, Inc. (a)	8,354	1,037,984
Floor & Decor Holdings, Inc. Class A (a) (b)	8,900	366,858
Francesca's Holdings Corp. (a) (b)	4,275	2,892
GameStop Corp. Class A (b)	15,265	155,092
Genesco, Inc. (a)	3,005	136,878
GNC Holdings, Inc. Class A (a) (b)	12,278	33,519
Group 1 Automotive, Inc.	2,852	184,524
Guess?, Inc.	8,800	172,480
Haverty Furniture Cos., Inc.	2,900	63,452
Hibbett Sports, Inc. (a) (b)	2,834	64,644
Hudson, Ltd. Class A (a)	6,300	86,625
J. Jill, Inc. (b)	2,100	11,529
Kirkland's, Inc. (a)	1,900	13,357
Lithia Motors, Inc. Class A (b)	3,414	316,648
Lumber Liquidators Holdings, Inc. (a) (b)	4,176	42,178
MarineMax, Inc. (a)	3,478	66,638
Michaels Cos., Inc. (a) (b)	14,385	164,277
Monro, Inc. (b)	4,798	415,123
Murphy USA, Inc. (a)	4,586	392,653
National Vision Holdings, Inc. (a)	9,600	301,728
Office Depot, Inc.	82,898	300,920
Party City Holdco, Inc. (a) (b)	9,000	71,460
Penske Automotive Group, Inc. (b)	5,377	240,083
Pier 1 Imports, Inc. (a) (b)	9,300	7,101
Rent-A-Center, Inc. (a)	6,900	144,003
RH (a) (b)	2,929	301,541
RTW RetailWinds, Inc. (a)	3,600	8,640
Sally Beauty Holdings, Inc. (a) (b)	18,307	337,032
Shoe Carnival, Inc. (b)	1,600	54,448

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Signet Jewelers, Ltd.	7,900	$214,564
Sleep Number Corp. (a)	4,976	233,872
Sonic Automotive, Inc. Class A	3,600	53,316
Sportsman's Warehouse Holdings, Inc. (a) (b)	5,500	26,400
Tailored Brands, Inc. (b)	7,752	60,776
Tile Shop Holdings, Inc.	5,919	33,502
Tilly's, Inc. Class A	3,200	35,616
Urban Outfitters, Inc. (a)	11,314	335,347
Williams-Sonoma, Inc. (b)	12,248	689,195
Winmark Corp.	370	69,778
Zumiez, Inc. (a)	2,900	72,181
		13,333,982
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
3D Systems Corp. (a) (b)	16,600	178,616
Avid Technology, Inc. (a)	4,100	30,545
Cray, Inc. (a)	6,266	163,229
Dell Technologies, Inc. Class C (a)	22,947	1,346,760
Diebold Nixdorf, Inc.	11,651	128,977
Eastman Kodak Co. (a) (b)	1,900	5,624
Electronics For Imaging, Inc. (a)	6,705	180,365
Immersion Corp. (a)	4,135	34,858
NCR Corp. (a) (b)	18,067	493,048
Pure Storage, Inc. Class A (a)	25,200	549,108
Stratasys, Ltd. (a)	7,682	182,985
USA Technologies, Inc. (a) (b)	7,975	33,096
		3,327,211
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter's, Inc.	6,877	693,133
Columbia Sportswear Co.	4,665	486,000
Crocs, Inc. (a)	10,100	260,075
Culp, Inc.	1,700	32,691
Deckers Outdoor Corp. (a)	4,421	649,843
Fossil Group, Inc. (a) (b)	7,000	96,040
G-III Apparel Group, Ltd. (a)	6,581	262,977
Lululemon Athletica, Inc. (a)	14,660	2,402,334
Movado Group, Inc.	2,400	87,312
Oxford Industries, Inc.	2,530	190,408
Rocky Brands, Inc.	1,000	23,960
Skechers U.S.A., Inc. Class A (a)	20,047	673,779
Steven Madden, Ltd.	13,213	447,128
Superior Group of Cos., Inc.	1,300	21,606
Unifi, Inc. (a)	2,300	44,505
Vera Bradley, Inc. (a)	3,400	45,050
Wolverine World Wide, Inc.	14,080	503,078
		6,919,919
THRIFTS & MORTGAGE FINANCE — 1.1%
Axos Financial, Inc. (a) (b)	8,800	254,848
Bank7 Corp. (a)	500	8,685
Bridgewater Bancshares, Inc. (a)	3,500	36,085
Capitol Federal Financial, Inc.	20,000	267,000
Columbia Financial, Inc. (a)	7,700	120,659
Security Description	Shares	Value
Dime Community Bancshares, Inc.	4,800	$89,904
Entegra Financial Corp. (a)	1,100	24,695
ESSA Bancorp, Inc.	1,400	21,560
Essent Group, Ltd. (a)	14,600	634,370
Federal Agricultural Mortgage Corp. Class C	1,345	97,418
First Defiance Financial Corp.	2,996	86,105
Flagstar Bancorp, Inc.	4,600	151,432
FS Bancorp, Inc.	600	30,288
Greene County Bancorp, Inc.	400	12,144
Hingham Institution for Savings	197	33,886
Home Bancorp, Inc.	1,200	39,900
HomeStreet, Inc. (a)	3,774	99,445
Impac Mortgage Holdings, Inc. (a) (b)	1,089	4,269
Kearny Financial Corp.	13,424	172,767
LendingTree, Inc. (a) (b)	1,221	429,255
Luther Burbank Corp.	3,200	32,320
Merchants Bancorp	2,400	51,600
Meridian Bancorp, Inc.	7,500	117,675
Meta Financial Group, Inc.	4,243	83,502
MGIC Investment Corp. (a)	54,000	712,260
Mr Cooper Group, Inc. (a)	11,494	110,228
New York Community Bancorp, Inc. (b)	70,423	814,794
NMI Holdings, Inc. Class A (a)	9,600	248,352
Northfield Bancorp, Inc.	6,800	94,520
Northwest Bancshares, Inc.	14,600	247,762
OceanFirst Financial Corp.	7,207	173,400
Oconee Federal Financial Corp.	100	2,601
Ocwen Financial Corp. (a)	17,600	32,032
OP Bancorp (b)	1,500	13,125
Oritani Financial Corp.	5,900	98,117
PCSB Financial Corp.	2,500	48,925
PennyMac Financial Services, Inc.	3,100	68,944
Ponce de Leon Federal Bank (a) (b)	1,400	19,530
Provident Bancorp, Inc. (a)	500	11,325
Provident Financial Services, Inc.	9,300	240,777
Prudential Bancorp, Inc.	1,100	19,085
Radian Group, Inc.	32,900	682,346
Riverview Bancorp, Inc.	3,300	24,123
SI Financial Group, Inc.	1,700	21,947
Southern Missouri Bancorp, Inc.	1,100	33,880
Sterling Bancorp, Inc.	3,500	35,490
Territorial Bancorp, Inc.	1,155	31,081
TFS Financial Corp. (b)	7,629	125,650
Timberland Bancorp, Inc.	1,000	27,980
TrustCo Bank Corp. NY	14,700	114,072
United Community Financial Corp.	7,300	68,255
United Financial Bancorp, Inc.	7,900	113,365
Walker & Dunlop, Inc.	4,200	213,822
Washington Federal, Inc.	12,317	355,838
Waterstone Financial, Inc.	3,800	62,548
Western New England Bancorp, Inc.	3,900	35,997
WSFS Financial Corp.	7,763	299,652
		8,101,635

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
TOBACCO — 0.1%
22nd Century Group, Inc. (a) (b)	17,200	$29,412
Pyxus International, Inc. (a)	1,300	31,057
Turning Point Brands, Inc. (b)	1,200	55,308
Universal Corp.	3,741	215,594
Vector Group, Ltd. (b)	15,621	168,550
		499,921
TRADING COMPANIES & DISTRIBUTORS — 1.0%
Air Lease Corp.	14,840	509,754
Aircastle, Ltd.	8,300	167,992
Applied Industrial Technologies, Inc.	5,815	345,818
Beacon Roofing Supply, Inc. (a)	10,349	332,824
BlueLinx Holdings, Inc. (a) (b)	1,300	34,632
BMC Stock Holdings, Inc. (a)	10,225	180,676
CAI International, Inc. (a)	2,700	62,640
DXP Enterprises, Inc. (a)	2,500	97,300
EVI Industries, Inc. (b)	600	22,878
Foundation Building Materials, Inc. (a)	2,200	21,648
GATX Corp. (b)	5,685	434,163
General Finance Corp. (a)	1,200	11,196
GMS, Inc. (a)	5,100	77,112
H&E Equipment Services, Inc.	4,800	120,528
HD Supply Holdings, Inc. (a)	27,230	1,180,420
Herc Holdings, Inc. (a)	3,738	145,707
Kaman Corp.	4,199	245,390
Lawson Products, Inc. (a)	1,000	31,360
MRC Global, Inc. (a)	12,800	223,744
MSC Industrial Direct Co., Inc. Class A	6,743	557,714
NOW, Inc. (a)	16,400	228,944
Rush Enterprises, Inc. Class A	4,600	192,326
Rush Enterprises, Inc. Class B	600	24,918
SiteOne Landscape Supply, Inc. (a) (b)	6,200	354,330
Systemax, Inc.	1,800	40,752
Textainer Group Holdings, Ltd. (a)	4,000	38,600
Titan Machinery, Inc. (a)	2,800	43,568
Triton International, Ltd.	7,900	245,690
Univar, Inc. (a)	20,665	457,936
Veritiv Corp. (a)	1,691	44,507
Watsco, Inc.	4,870	697,433
WESCO International, Inc. (a)	7,228	383,156
Willis Lease Finance Corp. (a)	400	16,956
		7,572,612
TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	12,220	503,708
WATER UTILITIES — 0.3%
American States Water Co.	5,546	395,430
Aqua America, Inc.	27,264	993,500
AquaVenture Holdings, Ltd. (a)	1,700	32,895
Artesian Resources Corp. Class A	1,151	42,898
Cadiz, Inc. (a) (b)	3,300	31,944
Security Description	Shares	Value
California Water Service Group	7,276	$394,941
Connecticut Water Service, Inc.	1,800	123,570
Consolidated Water Co., Ltd.	2,200	28,314
Global Water Resources, Inc.	1,700	16,677
Middlesex Water Co.	2,400	134,376
Pure Cycle Corp. (a)	2,600	25,636
SJW Group	3,600	222,264
York Water Co.	1,900	65,208
		2,507,653
WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Boingo Wireless, Inc. (a)	6,300	146,664
Gogo, Inc. (a) (b)	9,110	40,904
NII Holdings, Inc. (a)	14,200	27,832
Shenandoah Telecommunications Co.	7,150	317,174
Spok Holdings, Inc.	2,900	39,498
Sprint Corp. (a)	100,274	566,548
Telephone & Data Systems, Inc.	15,100	464,023
T-Mobile US, Inc. (a)	47,095	3,254,265
United States Cellular Corp. (a)	2,000	91,820
		4,948,728
TOTAL COMMON STOCKS (Cost $676,717,493)		730,310,271
RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Tobira Therapeutics, Inc. (CVR) (expiring 12/31/28) (a) (e)	200	2,354
CHEMICALS — 0.0% (d)
A Schulman, Inc. (CVR) (a) (e)	3,090	1,616
DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
NewStar Financial, Inc. (CVR) (a) (e)	2,400	623
MEDIA — 0.0% (d)
Media General, Inc. (CVR) (a) (e)	6,500	650
PHARMACEUTICALS — 0.0% (d)
Corium International, Inc. (CVR) (a) (b) (e)	3,400	612
TOTAL RIGHTS (Cost $2,585)		5,855
SHORT-TERM INVESTMENTS — 9.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (f) (g)	13,627,241	13,627,241

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	54,447,336	$54,447,336
TOTAL SHORT-TERM INVESTMENTS (Cost $68,074,576)		68,074,577
TOTAL INVESTMENTS — 107.6% (Cost $744,794,654)		798,390,703
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.6)%		(56,678,656)
NET ASSETS — 100.0%		$741,712,047
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2019, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2019, total aggregate fair value of securities is $5,855 representing 0.0% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2019.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

CVR	= Contingent Value Rights
REIT	= Real Estate Investment Trust

At March 31, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini Russell 2000 Index (long)	77	06/21/2019	$5,900,548	$5,943,630	$43,082
E-Mini S&P MidCap 400 Index (long)	39	06/21/2019	7,320,369	7,413,900	$93,531
Total unrealized appreciation/depreciation on open futures contracts purchased					$136,613
See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$730,310,271	$—	$0(a)	$730,310,271
Rights	—	5,855	—	5,855
Short-Term Investments	68,074,577	—	—	68,074,577
TOTAL INVESTMENTS	$798,384,848	$5,855	$0	$798,390,703
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	136,613	—	—	136,613
TOTAL OTHER FINANCIAL INSTRUMENTS:	$136,613	$—	$—	$136,613
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$798,521,461	$5,855	$—	$798,527,316
(a)	Fund held a Level 3 security that was valued at $0 at March 31, 2019.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	16,927,293	$16,927,293	$115,876,056	$119,176,108	$—	$—	13,627,241	$13,627,241	$93,043	$—
State Street Navigator Securities Lending Portfolio II	24,606,690	24,606,690	75,501,255	45,660,609	—	—	54,447,336	54,447,336	85,974	—
Total		$41,533,983	$191,377,311	$164,836,717	$—	$—		$68,074,577	$179,017	$—
See accompanying notes to schedule of investments.

State Street Defensive Global Equity Portfolio (formerly State Street Disciplined Global Equity Portfolio)
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STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 95.3%
BRAZIL — 6.9%
Ambev SA	564,485	$2,441,165
Atacadao Distribuicao Comercio e Industria Ltda	49,200	253,984
B2W Cia Digital (a)	20,900	226,738
B3 SA - Brasil Bolsa Balcao	246,592	2,035,238
Banco Bradesco SA Preference Shares	401,447	4,429,461
Banco Bradesco SA	119,424	1,161,497
Banco do Brasil SA	103,598	1,296,938
Banco Santander Brasil SA	49,000	553,622
BB Seguridade Participacoes SA	83,137	566,537
BR Malls Participacoes SA	100,103	323,328
Braskem SA Class A, Preference Shares	20,500	268,122
BRF SA (a)	64,623	376,111
CCR SA	142,369	429,481
Centrais Eletricas Brasileiras SA (a)	26,800	252,664
Centrais Eletricas Brasileiras SA Class B, Preference Shares (a)	27,900	271,422
Cia Brasileira de Distribuicao Preference Shares	18,700	439,474
Cia de Saneamento Basico do Estado de Sao Paulo	41,600	448,955
Cia Energetica de Minas Gerais Preference Shares	106,726	381,194
Cia Siderurgica Nacional SA (a)	76,900	321,100
Cielo SA	143,556	350,065
Cosan SA	19,700	215,897
Embraer SA	81,417	385,987
Engie Brasil Energia SA	24,587	269,833
Equatorial Energia SA	20,000	411,131
Gerdau SA Preference Shares	123,000	478,511
Hypera SA	40,100	266,873
IRB Brasil Resseguros S/A	16,800	393,915
Itau Unibanco Holding SA Preference Shares	578,761	5,120,318
Itausa - Investimentos Itau SA Preference Shares	529,563	1,630,178
Itausa - Investimentos Itau SA	253	953
JBS SA	113,300	463,483
Klabin SA	86,407	378,115
Kroton Educacional SA	167,121	455,195
Localiza Rent a Car SA	70,003	594,676
Lojas Americanas SA Preference Shares	88,473	381,245
Lojas Renner SA	85,392	961,063
M Dias Branco SA	11,300	126,162
Magazine Luiza SA	9,200	408,618
Multiplan Empreendimentos Imobiliarios SA	32,254	193,854
Natura Cosmeticos SA	22,400	261,258
Petrobras Distribuidora SA	41,600	247,460
Petroleo Brasileiro SA Preference Shares	468,798	3,380,135
Security Description	Shares	Value
Petroleo Brasileiro SA	356,114	$2,850,413
Porto Seguro SA	11,000	152,152
Raia Drogasil SA	27,600	463,109
Rumo SA (a)	132,022	649,644
Sul America SA	23,233	177,903
Suzano Papel e Celulose SA	65,724	786,154
Telefonica Brasil SA Preference Shares	53,155	648,781
TIM Participacoes SA	100,400	304,164
Ultrapar Participacoes SA	43,882	529,962
Vale SA	378,684	4,955,772
WEG SA	102,130	472,375
		45,842,385
CHILE — 1.0%
Aguas Andinas SA Class A	321,689	182,904
Banco de Chile	2,969,154	437,165
Banco de Credito e Inversiones SA	5,812	371,572
Banco Santander Chile	7,989,783	601,046
Cencosud SA	172,446	298,554
Cia Cervecerias Unidas SA	17,663	252,874
Colbun SA	950,433	214,816
Embotelladora Andina SA Class B, Preference Shares	43,538	158,995
Empresa Nacional de Telecomunicaciones SA	17,053	177,578
Empresas CMPC SA	149,080	525,798
Empresas COPEC SA	46,362	588,652
Enel Americas SA	3,412,809	606,755
Enel Chile SA	3,374,031	353,530
Itau CorpBanca	18,907,140	166,711
Latam Airlines Group SA	35,831	380,965
SACI Falabella	89,532	665,758
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	14,596	560,889
		6,544,562
CHINA — 29.8%
3SBio, Inc. (b)(c)	156,800	308,409
51job, Inc. ADR (a)(c)	2,900	225,852
58.com, Inc. ADR (a)	11,400	748,752
AAC Technologies Holdings, Inc.	87,000	514,799
Agile Group Holdings, Ltd.	186,000	300,919
Agricultural Bank of China, Ltd. Class A	34,800	19,314
Agricultural Bank of China, Ltd. Class H	3,501,500	1,614,715
Air China, Ltd. Class H	226,000	278,111
Alibaba Group Holding, Ltd. ADR (a)	155,082	28,294,711
Alibaba Health Information Technology, Ltd. (a)(c)	426,500	492,787
Aluminum Corp. of China, Ltd. Class H (a)	456,000	167,879
Angang Steel Co., Ltd. Class H (c)	128,000	93,596

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Anhui Conch Cement Co., Ltd. Class H	149,500	$913,194
ANTA Sports Products, Ltd.	128,000	870,732
Autohome, Inc. ADR (a)(c)	7,100	746,352
AviChina Industry & Technology Co., Ltd. Class H	245,000	156,364
BAIC Motor Corp., Ltd. Class H (b)	195,500	127,761
Baidu, Inc. ADR (a)	33,100	5,456,535
Bank of China, Ltd. Class H	9,491,000	4,304,226
Bank of Communications Co., Ltd. Class H	1,055,000	864,165
Baozun, Inc. ADR (a)(c)	4,600	191,084
BBMG Corp. Class H (c)	275,000	100,892
Beijing Capital International Airport Co., Ltd. Class H	196,000	186,014
Beijing Enterprises Holdings, Ltd.	61,000	345,798
Beijing Enterprises Water Group, Ltd.	652,000	402,831
Brilliance China Automotive Holdings, Ltd.	370,000	366,703
BYD Co., Ltd. Class H (c)	76,500	460,952
BYD Electronic International Co., Ltd. (c)	76,500	98,622
CAR, Inc. (a)(c)	89,000	76,756
CGN Power Co., Ltd. Class H (b)	1,287,700	359,246
China Agri-Industries Holdings, Ltd.	247,000	84,641
China Cinda Asset Management Co., Ltd. Class H	1,016,481	282,286
China CITIC Bank Corp., Ltd. Class H	1,060,000	675,164
China Coal Energy Co., Ltd. Class H	245,000	101,434
China Communications Construction Co., Ltd. Class H	528,000	546,164
China Communications Services Corp., Ltd. Class H	292,000	260,384
China Conch Venture Holdings, Ltd.	193,000	690,871
China Construction Bank Corp. Class H	11,511,500	9,869,158
China Eastern Airlines Corp., Ltd. Class H	164,000	116,368
China Everbright Bank Co., Ltd. Class H	301,000	142,257
China Everbright International, Ltd.	399,222	405,836
China Evergrande Group (c)	311,000	1,034,032
China Galaxy Securities Co., Ltd. Class H	433,000	284,623
China Hongqiao Group, Ltd. (c)	271,000	204,028
China Huarong Asset Management Co., Ltd. Class H (b)	1,217,500	259,011
China Huishan Dairy Holdings Co., Ltd. (a)(d)	406,100	—
China International Capital Corp., Ltd. Class H (b)(c)	123,200	285,324
Security Description	Shares	Value
China Jinmao Holdings Group, Ltd. (c)	636,000	$414,820
China Life Insurance Co., Ltd. Class H	891,000	2,394,932
China Literature, Ltd. (a)(b)(c)	29,600	138,574
China Longyuan Power Group Corp., Ltd. Class H	387,000	269,176
China Medical System Holdings, Ltd.	171,000	165,773
China Mengniu Dairy Co., Ltd.	326,000	1,212,645
China Merchants Bank Co., Ltd. Class A	4,300	21,703
China Merchants Bank Co., Ltd. Class H	467,500	2,272,005
China Merchants Port Holdings Co., Ltd.	156,360	333,039
China Minsheng Banking Corp., Ltd. Class H	743,200	539,652
China Mobile, Ltd.	735,500	7,495,589
China Molybdenum Co., Ltd. Class H (c)	465,000	194,294
China National Building Material Co., Ltd. Class H	474,000	373,768
China Oilfield Services, Ltd. Class H	224,000	241,979
China Oriental Group Co., Ltd.	122,000	76,620
China Overseas Land & Investment, Ltd.	460,000	1,746,253
China Pacific Insurance Group Co., Ltd. Class H	317,600	1,246,133
China Petroleum & Chemical Corp. Class H	3,054,000	2,408,201
China Power International Development, Ltd.	523,000	133,915
China Railway Construction Corp., Ltd. Class H	234,000	306,438
China Railway Group, Ltd. Class H	462,000	421,394
China Railway Signal & Communication Corp., Ltd. Class H (b)	174,000	137,649
China Reinsurance Group Corp. Class H	669,000	141,471
China Resources Beer Holdings Co., Ltd.	173,333	729,770
China Resources Gas Group, Ltd.	106,000	499,621
China Resources Pharmaceutical Group, Ltd. (b)	186,500	263,715
China Resources Power Holdings Co., Ltd.	230,000	345,735
China Shenhua Energy Co., Ltd. Class H	409,000	932,630
China Southern Airlines Co., Ltd. Class H	206,000	184,220
China Taiping Insurance Holdings Co., Ltd.	196,600	586,047
China Telecom Corp., Ltd. Class H	1,672,000	928,658

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
China Tower Corp., Ltd. Class H (a)(b)	4,702,000	$1,090,152
China Travel International Investment Hong Kong, Ltd.	258,000	65,733
China Unicom Hong Kong, Ltd.	726,000	920,222
China Vanke Co., Ltd. Class A	4,900	22,398
China Vanke Co., Ltd. Class H	146,900	617,545
China Zhongwang Holdings, Ltd. (c)	192,800	105,120
Chongqing Rural Commercial Bank Co., Ltd. Class H	310,000	178,893
CIFI Holdings Group Co., Ltd.	430,000	325,926
CITIC Securities Co., Ltd. Class H	271,500	632,236
CITIC, Ltd.	690,000	1,030,172
CNOOC, Ltd.	2,134,000	3,996,178
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	146,000	83,695
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	304,750	126,559
COSCO SHIPPING Ports, Ltd.	206,965	223,576
Country Garden Holdings Co., Ltd. (c)	909,500	1,420,451
Country Garden Services Holdings Co., Ltd. (a)	139,000	258,878
CRRC Corp., Ltd. Class H	504,000	475,111
CSPC Pharmaceutical Group, Ltd.	562,000	1,045,255
Ctrip.com International, Ltd. ADR (a)	48,967	2,139,368
Dali Foods Group Co., Ltd. (b)	252,300	188,664
Datang International Power Generation Co., Ltd. Class H	360,000	96,306
Dongfeng Motor Group Co., Ltd. Class H	332,000	332,425
ENN Energy Holdings, Ltd.	94,800	916,607
Far East Horizon, Ltd.	260,000	275,569
Fosun International, Ltd.	307,000	520,143
Future Land Development Holdings, Ltd.	218,000	269,933
Fuyao Glass Industry Group Co., Ltd. Class H (b)	62,456	209,647
GDS Holdings, Ltd. ADR (a)(c)	7,200	256,968
Geely Automobile Holdings, Ltd.	586,000	1,119,752
Genscript Biotech Corp. (a)	110,000	207,670
GF Securities Co., Ltd. Class H	179,600	258,077
GOME Retail Holdings, Ltd. (a)(c)	1,257,000	116,894
Great Wall Motor Co., Ltd. Class H (c)	368,500	276,494
Greentown China Holdings, Ltd.	102,000	101,871
Greentown Service Group Co., Ltd.	108,000	95,756
Guangdong Investment, Ltd.	356,000	687,515
Guangzhou Automobile Group Co., Ltd. Class H	358,800	423,707
Guangzhou R&F Properties Co., Ltd. Class H	119,600	258,703
Security Description	Shares	Value
Guotai Junan Securities Co., Ltd. Class H (b)	70,200	$156,498
Haitian International Holdings, Ltd.	72,000	163,629
Haitong Securities Co., Ltd. Class H	393,600	509,427
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	4,600	24,004
Hengan International Group Co., Ltd. (c)	87,500	766,884
HengTen Networks Group, Ltd. (a)(c)	2,664,000	80,769
Hua Hong Semiconductor, Ltd. (b)(c)	55,000	128,918
Huadian Power International Corp., Ltd. Class H	194,000	79,825
Huaneng Power International, Inc. Class H	512,000	297,418
Huaneng Renewables Corp., Ltd. Class H	596,000	165,514
Huatai Securities Co., Ltd. Class H (b)	198,300	396,603
Huazhu Group, Ltd. ADR (c)	15,600	657,384
Industrial & Commercial Bank of China, Ltd. Class A	27,800	23,040
Industrial & Commercial Bank of China, Ltd. Class H	8,290,000	6,072,332
Industrial Bank Co., Ltd. Class A	7,800	21,088
Inner Mongolia Yitai Coal Co., Ltd. Class B	134,300	165,323
iQIYI, Inc. ADR (a)(c)	14,600	349,232
JD.com, Inc. ADR (a)(c)	87,367	2,634,115
Jiangsu Expressway Co., Ltd. Class H	148,000	209,275
Jiangsu Hengrui Medicine Co., Ltd. Class A	1,900	18,495
Jiangxi Copper Co., Ltd. Class H	155,000	205,747
Kaisa Group Holdings, Ltd.	250,000	113,377
Kingdee International Software Group Co., Ltd. (c)	282,000	326,188
Kingsoft Corp., Ltd.	103,000	261,897
Kunlun Energy Co., Ltd.	386,000	403,213
Kweichow Moutai Co., Ltd. Class A	400	50,828
KWG Group Holdings, Ltd.	155,250	187,290
Legend Holdings Corp. Class H (b)	44,800	118,992
Lenovo Group, Ltd.	856,000	769,860
Logan Property Holdings Co., Ltd.	166,000	274,906
Longfor Group Holdings, Ltd.	180,000	634,017
Luye Pharma Group, Ltd. (b)(c)	143,500	125,403
Maanshan Iron & Steel Co., Ltd. Class H	224,000	109,575
Meitu, Inc. (a)(b)(c)	201,000	94,483
Meituan Dianping Class B (a)(c)	38,900	262,143
Metallurgical Corp. of China, Ltd. Class H	338,000	99,894
Midea Group Co., Ltd. Class A	3,300	23,928

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
MMG, Ltd. (a)(c)	294,000	$119,473
Momo, Inc. ADR (a)	17,500	669,200
NetEase, Inc. ADR	9,273	2,238,966
New China Life Insurance Co., Ltd. Class H	98,900	503,952
New Oriental Education & Technology Group, Inc. ADR (a)	17,200	1,549,548
Nexteer Automotive Group, Ltd.	99,000	122,332
Noah Holdings, Ltd. ADR (a)(c)	3,200	155,072
People's Insurance Co. Group of China, Ltd. Class H	991,000	424,176
PetroChina Co., Ltd. Class H	2,530,000	1,640,482
PICC Property & Casualty Co., Ltd. Class H	819,000	930,640
Pinduoduo, Inc. ADR (a)(c)	23,200	575,360
Ping An Insurance Group Co. of China, Ltd. Class A	2,200	25,239
Ping An Insurance Group Co. of China, Ltd. Class H (c)	622,500	6,970,458
Postal Savings Bank of China Co., Ltd. Class H (b)	963,000	550,815
Semiconductor Manufacturing International Corp. (a)(c)	357,300	361,399
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	236,000	225,479
Shanghai Electric Group Co., Ltd. Class H	318,000	120,719
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	66,000	238,358
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	105,660	155,109
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	100,700	219,361
Shanghai Pudong Development Bank Co., Ltd. Class A	14,600	24,505
Shenzhen Investment, Ltd.	376,000	143,695
Shenzhou International Group Holdings, Ltd.	90,600	1,214,163
Shui On Land, Ltd.	425,800	105,230
Sihuan Pharmaceutical Holdings Group, Ltd.	423,000	102,383
SINA Corp. (a)	7,800	462,072
Sino-Ocean Group Holding, Ltd.	379,500	166,304
Sinopec Engineering Group Co., Ltd. Class H	163,500	159,544
Sinopec Shanghai Petrochemical Co., Ltd. Class H	380,000	181,046
Sinopharm Group Co., Ltd. Class H	141,600	589,853
Sinotrans, Ltd. Class H	239,500	102,818
Sinotruk Hong Kong, Ltd.	86,500	184,020
SOHO China, Ltd. (a)	241,000	101,313
Sunac China Holdings, Ltd. (c)	291,700	1,452,935
Sunny Optical Technology Group Co., Ltd.	84,600	1,010,357
TAL Education Group ADR (a)	42,800	1,544,224
Security Description	Shares	Value
Tencent Holdings, Ltd.	683,300	$31,423,296
Tencent Music Entertainment Group ADR (a)(c)	10,600	191,860
Tingyi Cayman Islands Holding Corp.	232,000	382,433
Tong Ren Tang Technologies Co., Ltd. Class H (c)	67,500	90,631
Towngas China Co., Ltd.	113,815	89,458
TravelSky Technology, Ltd. Class H	113,000	298,696
Tsingtao Brewery Co., Ltd. Class H	44,000	207,390
Uni-President China Holdings, Ltd.	163,000	159,886
Vipshop Holdings, Ltd. ADR (a)	51,388	412,646
Want Want China Holdings, Ltd.	585,000	485,888
Weibo Corp. ADR (a)(c)	6,560	406,654
Weichai Power Co., Ltd. Class H	238,000	380,196
Wuliangye Yibin Co., Ltd. Class A	1,800	25,444
Wuxi Biologics Cayman, Inc. (a)(b)	58,500	568,981
Xiaomi Corp. Class B (a)(b)(c)	416,900	604,376
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (c)	82,600	118,903
Xinyi Solar Holdings, Ltd.	360,000	173,351
Yanzhou Coal Mining Co., Ltd. Class H	230,000	225,900
Yihai International Holding, Ltd.	59,000	262,683
Yum China Holdings, Inc.	43,100	1,935,621
Yuzhou Properties Co., Ltd.	177,466	107,158
YY, Inc. ADR (a)	5,800	487,258
Zhaojin Mining Industry Co., Ltd. Class H	125,500	125,661
Zhejiang Expressway Co., Ltd. Class H	162,000	185,734
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(c)	28,700	103,101
Zhongsheng Group Holdings, Ltd. (c)	69,500	172,467
Zhuzhou CRRC Times Electric Co., Ltd. Class H	66,200	391,299
Zijin Mining Group Co., Ltd. Class H	662,000	274,078
ZTE Corp. Class H (a)	87,800	263,961
ZTO Express Cayman, Inc. ADR	38,600	705,608
		196,438,972
COLOMBIA — 0.4%
Bancolombia SA	28,086	349,148
Bancolombia SA Preference Shares	53,811	682,461
Cementos Argos SA	58,844	145,564
Ecopetrol SA	587,120	629,423
Grupo Argos SA	35,158	199,769
Grupo Aval Acciones y Valores SA Preference Shares	454,374	176,159

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Grupo de Inversiones Suramericana SA Preference Shares	13,200	$142,547
Grupo de Inversiones Suramericana SA	28,763	330,837
Interconexion Electrica SA ESP	51,163	256,339
		2,912,247
CZECH REPUBLIC — 0.2%
CEZ A/S	18,944	445,090
Komercni banka A/S	9,286	379,435
Moneta Money Bank A/S (b)	58,343	201,368
		1,025,893
EGYPT — 0.1%
Commercial International Bank Egypt SAE	155,148	613,699
Eastern Tobacco	98,885	104,990
ElSewedy Electric Co.	98,402	88,465
		807,154
GREECE — 0.2%
Alpha Bank AE (a)	171,194	237,206
FF Group (a)(d)	3,869	10,426
Hellenic Telecommunications Organization SA	29,018	389,039
JUMBO SA	12,620	211,139
Motor Oil Hellas Corinth Refineries SA	7,510	174,555
OPAP SA	27,639	285,517
Titan Cement Co. SA	5,183	112,088
		1,419,970
HONG KONG — 1.2%
Alibaba Pictures Group, Ltd. (a)(c)	1,725,900	305,607
China Ding Yi Feng Holdings, Ltd. (a)(c)(e)	112,000	329,582
China Everbright, Ltd.	114,000	225,968
China First Capital Group, Ltd. (a)	382,000	201,950
China Gas Holdings, Ltd.	214,400	753,819
China Resources Cement Holdings, Ltd.	299,000	308,524
China Resources Land, Ltd.	332,000	1,488,723
China State Construction International Holdings, Ltd.	240,000	224,715
China Traditional Chinese Medicine Holdings Co., Ltd.	278,000	165,384
Fullshare Holdings, Ltd. (c)	788,600	105,482
Haier Electronics Group Co., Ltd.	153,000	444,385
Hutchison China MediTech, Ltd. ADR (a)	6,600	201,828
Jiayuan International Group, Ltd.	120,358	63,629
Kingboard Holdings, Ltd.	84,500	299,789
Kingboard Laminates Holdings, Ltd.	133,800	140,619
Lee & Man Paper Manufacturing, Ltd.	179,000	152,550
Security Description	Shares	Value
Nine Dragons Paper Holdings, Ltd.	189,000	$180,093
Shanghai Industrial Holdings, Ltd.	57,000	134,187
Shenzhen International Holdings, Ltd.	113,050	239,927
Shimao Property Holdings, Ltd.	136,000	425,328
Sino Biopharmaceutical, Ltd.	839,000	765,258
SSY Group, Ltd.	184,000	171,109
Sun Art Retail Group, Ltd.	290,000	282,613
Yuexiu Property Co., Ltd.	799,000	192,372
		7,803,441
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC	43,979	503,291
OTP Bank Nyrt	26,997	1,187,548
Richter Gedeon Nyrt	16,921	318,996
		2,009,835
INDIA — 8.8%
Adani Ports & Special Economic Zone, Ltd.	60,776	333,204
Ambuja Cements, Ltd.	68,834	233,752
Ashok Leyland, Ltd.	144,420	189,919
Asian Paints, Ltd.	34,174	735,031
Aurobindo Pharma, Ltd.	31,970	362,965
Avenue Supermarts, Ltd. (a)(b)	14,631	310,255
Axis Bank, Ltd. (a)	227,578	2,546,640
Bajaj Auto, Ltd.	10,054	420,447
Bajaj Finance, Ltd.	20,896	911,099
Bajaj Finserv, Ltd.	4,579	465,006
Bharat Forge, Ltd.	25,984	192,193
Bharat Petroleum Corp., Ltd.	91,293	524,235
Bharti Airtel, Ltd.	168,768	807,723
Bharti Infratel, Ltd.	40,967	184,862
Bosch, Ltd.	845	221,999
Britannia Industries, Ltd.	6,960	309,832
Cadila Healthcare, Ltd.	24,031	119,747
Cipla, Ltd.	40,900	311,407
Coal India, Ltd.	82,509	281,620
Container Corp. Of India, Ltd.	25,257	191,775
Dabur India, Ltd.	62,533	369,195
Divi's Laboratories, Ltd.	9,808	241,961
Dr Reddy's Laboratories, Ltd. ADR (c)	1,119	45,320
Dr Reddy's Laboratories, Ltd.	12,520	502,788
Eicher Motors, Ltd.	1,593	471,772
GAIL India, Ltd.	84,507	426,957
GAIL India, Ltd. GDR	1,904	58,262
Glenmark Pharmaceuticals, Ltd.	16,028	149,232
Godrej Consumer Products, Ltd.	42,979	424,548
Grasim Industries, Ltd.	39,281	487,646
Havells India, Ltd.	30,412	339,350
HCL Technologies, Ltd.	64,364	1,009,941
Hero MotoCorp, Ltd.	5,759	212,162
Hindalco Industries, Ltd.	139,756	413,367
Hindustan Petroleum Corp., Ltd.	75,023	307,240
Hindustan Unilever, Ltd.	77,802	1,916,552

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Housing Development Finance Corp., Ltd.	195,024	$5,529,082
ICICI Bank, Ltd. ADR	2,650	30,369
ICICI Bank, Ltd.	280,412	1,615,481
Indiabulls Housing Finance, Ltd.	32,634	405,458
Indian Oil Corp., Ltd.	228,394	536,903
Infosys, Ltd. ADR	1,518	16,592
Infosys, Ltd.	415,995	4,456,596
InterGlobe Aviation, Ltd. (b)	11,358	233,997
ITC, Ltd.	410,926	1,759,078
JSW Steel, Ltd.	99,235	419,573
Larsen & Toubro, Ltd. GDR	3,369	67,110
Larsen & Toubro, Ltd.	53,142	1,060,040
LIC Housing Finance, Ltd.	34,422	263,848
Lupin, Ltd.	26,873	286,652
Mahindra & Mahindra Financial Services, Ltd.	35,013	212,479
Mahindra & Mahindra, Ltd. GDR	5,880	58,212
Mahindra & Mahindra, Ltd.	84,016	818,633
Marico, Ltd.	54,929	275,537
Maruti Suzuki India, Ltd.	12,743	1,227,301
Motherson Sumi Systems, Ltd.	109,174	236,077
Nestle India, Ltd.	2,768	437,965
NTPC, Ltd.	283,535	553,563
Oil & Natural Gas Corp., Ltd.	167,051	385,827
Page Industries, Ltd.	629	226,984
Petronet LNG, Ltd.	69,333	250,710
Pidilite Industries, Ltd.	14,662	264,244
Piramal Enterprises, Ltd.	9,856	391,828
Power Grid Corp. of India, Ltd.	221,488	632,092
REC, Ltd.	86,724	190,912
Reliance Industries, Ltd. GDR (b)	615	24,662
Reliance Industries, Ltd.	340,360	6,696,899
Shree Cement, Ltd.	965	261,187
Shriram Transport Finance Co., Ltd.	17,900	329,435
State Bank of India (a)	195,005	902,329
State Bank of India GDR (a)	1,998	92,407
Sun Pharmaceutical Industries, Ltd.	98,969	682,604
Tata Consultancy Services, Ltd.	107,685	3,108,914
Tata Motors, Ltd. ADR (a)(c)	541	6,795
Tata Motors, Ltd. (a)	190,386	477,923
Tata Power Co., Ltd.	138,650	147,406
Tata Steel, Ltd.	32,077	241,081
Tata Steel, Ltd. GDR	10,534	77,952
Tech Mahindra, Ltd.	55,819	625,592
Titan Co., Ltd.	37,057	612,544
UltraTech Cement, Ltd.	11,418	659,071
United Spirits, Ltd. (a)	35,264	284,046
UPL, Ltd.	42,898	593,234
Vedanta, Ltd.	151,502	404,151
Vedanta, Ltd. ADR	366	3,865
Vodafone Idea, Ltd. (a)	270,130	69,994
Wipro, Ltd. ADR (c)	24,721	98,390
Wipro, Ltd.	155,993	573,757
Security Description	Shares	Value
Yes Bank, Ltd.	203,435	$806,105
Zee Entertainment Enterprises, Ltd.	57,992	371,099
		58,024,589
INDONESIA — 2.1%
Adaro Energy Tbk PT	1,664,500	157,216
Astra International Tbk PT	2,439,400	1,254,818
Bank Central Asia Tbk PT	1,180,600	2,300,677
Bank Danamon Indonesia Tbk PT	334,800	218,654
Bank Mandiri Persero Tbk PT	2,243,700	1,173,846
Bank Negara Indonesia Persero Tbk PT	878,900	580,173
Bank Rakyat Indonesia Persero Tbk PT	6,650,200	1,924,075
Bank Tabungan Negara Persero Tbk PT	468,600	80,294
Bukit Asam Tbk PT	314,100	92,642
Bumi Serpong Damai Tbk PT (a)	1,003,000	98,962
Charoen Pokphand Indonesia Tbk PT	867,000	389,663
Gudang Garam Tbk PT	59,000	344,719
Hanjaya Mandala Sampoerna Tbk PT	1,148,100	302,344
Indah Kiat Pulp & Paper Corp. Tbk PT	314,000	189,635
Indocement Tunggal Prakarsa Tbk PT	226,400	348,185
Indofood CBP Sukses Makmur Tbk PT	271,800	177,987
Indofood Sukses Makmur Tbk PT	507,600	227,244
Jasa Marga Persero Tbk PT	247,489	103,844
Kalbe Farma Tbk PT	2,437,100	260,140
Pabrik Kertas Tjiwi Kimia Tbk PT	177,100	137,116
Pakuwon Jati Tbk PT	1,854,900	89,879
Perusahaan Gas Negara Persero Tbk	1,242,400	205,031
Semen Indonesia Persero Tbk PT	364,300	356,881
Surya Citra Media Tbk PT	683,500	79,438
Telekomunikasi Indonesia Persero Tbk PT	5,887,300	1,633,064
Tower Bersama Infrastructure Tbk PT	224,500	62,116
Unilever Indonesia Tbk PT	181,600	627,757
United Tractors Tbk PT	205,000	389,413
		13,805,813
LUXEMBOURG — 0.0% (f)
Reinet Investments SCA	17,237	294,976
MALAYSIA — 2.1%
AirAsia Group Bhd	175,900	114,610
Alliance Bank Malaysia Bhd	115,600	115,812
AMMB Holdings Bhd	191,900	214,345
Axiata Group Bhd	330,093	335,551
British American Tobacco Malaysia Bhd	16,200	143,409
CIMB Group Holdings Bhd	568,409	717,038
Dialog Group Bhd	444,400	345,070

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
DiGi.Com Bhd	372,500	$415,156
Fraser & Neave Holdings Bhd	15,100	128,863
Gamuda Bhd	225,300	158,938
Genting Bhd	249,200	405,312
Genting Malaysia Bhd	366,800	287,510
Genting Plantations Bhd	28,800	74,778
HAP Seng Consolidated Bhd	77,700	188,421
Hartalega Holdings Bhd	162,500	184,293
Hong Leong Bank Bhd	78,500	390,337
Hong Leong Financial Group Bhd	26,800	125,909
IHH Healthcare Bhd	255,900	361,676
IJM Corp. Bhd	337,500	183,527
IOI Corp. Bhd	217,200	237,284
IOI Properties Group Bhd	196,525	63,543
Kuala Lumpur Kepong Bhd	52,600	319,530
Malayan Banking Bhd	458,490	1,041,078
Malaysia Airports Holdings Bhd	105,200	186,564
Maxis Bhd	286,700	376,414
MISC Bhd	129,400	212,048
Nestle Malaysia Bhd	6,800	244,517
Petronas Chemicals Group Bhd	290,300	651,353
Petronas Dagangan Bhd	23,200	142,070
Petronas Gas Bhd	81,800	353,047
PPB Group Bhd	68,720	308,377
Press Metal Aluminium Holdings Bhd	163,300	180,400
Public Bank Bhd	348,700	1,978,173
QL Resources Bhd	81,800	137,853
RHB Capital Bhd	116,810	163,091
Sime Darby Bhd	295,469	161,395
Sime Darby Plantation Bhd	288,469	354,713
Sime Darby Property Bhd	365,569	99,395
SP Setia Bhd Group	171,547	95,386
Telekom Malaysia Bhd	127,600	100,017
Tenaga Nasional Bhd	370,700	1,149,556
Top Glove Corp. Bhd	162,800	184,234
Westports Holdings Bhd	130,400	120,099
YTL Corp. Bhd	386,796	100,430
		13,851,122
MEXICO — 2.6%
Alfa SAB de CV Class A	370,340	392,916
Alsea SAB de CV (c)	62,700	131,364
America Movil SAB de CV Series L	4,026,221	2,878,911
Arca Continental SAB de CV	53,600	298,430
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B (c)	220,716	301,646
Cemex SAB de CV Series CPO (a)(c)	1,824,117	851,991
Coca-Cola Femsa SAB de CV Series L	63,400	419,213
El Puerto de Liverpool SAB de CV Series C1 (c)	21,000	132,642
Security Description	Shares	Value
Fibra Uno Administracion SA de CV REIT	402,958	$555,697
Fomento Economico Mexicano SAB de CV	232,880	2,148,055
Gruma SAB de CV Class B	26,060	267,055
Grupo Aeroportuario del Pacifico SAB de CV Class B	43,200	383,238
Grupo Aeroportuario del Sureste SAB de CV Class B	25,370	410,262
Grupo Bimbo SAB de CV Class A	198,615	414,585
Grupo Carso SAB de CV Series A1 (c)	52,900	207,236
Grupo Financiero Banorte SAB de CV Series O	311,103	1,691,239
Grupo Financiero Inbursa SAB de CV Series O (c)	283,526	392,603
Grupo Mexico SAB de CV Class B	415,436	1,138,099
Grupo Televisa SAB Series CPO (c)	295,929	654,484
Industrias Penoles SAB de CV	17,115	213,727
Infraestructura Energetica Nova SAB de CV	65,700	264,189
Kimberly-Clark de Mexico SAB de CV Class A (c)	185,389	314,055
Megacable Holdings SAB de CV	37,300	173,102
Mexichem SAB de CV	126,310	302,141
Promotora y Operadora de Infraestructura SAB de CV	26,275	260,698
Wal-Mart de Mexico SAB de CV	627,994	1,679,939
		16,877,517
PAKISTAN — 0.0% (f)
Habib Bank, Ltd.	66,000	62,127
MCB Bank, Ltd.	48,800	68,139
Oil & Gas Development Co., Ltd.	76,400	80,091
		210,357
PERU — 0.4%
Cia de Minas Buenaventura SAA ADR	21,500	371,520
Credicorp, Ltd.	8,100	1,943,595
Southern Copper Corp. (c)	10,267	407,395
		2,722,510
PHILIPPINES — 1.1%
Aboitiz Equity Ventures, Inc.	227,830	255,772
Aboitiz Power Corp.	164,600	110,966
Alliance Global Group, Inc.	457,100	140,673
Ayala Corp.	30,725	550,019
Ayala Land, Inc.	889,500	760,589
Bank of the Philippine Islands	104,979	168,334
BDO Unibank, Inc.	233,639	595,332
DMCI Holdings, Inc.	443,930	101,450
Globe Telecom, Inc.	3,720	137,295
GT Capital Holdings, Inc.	11,113	197,139
International Container Terminal Services, Inc.	106,310	264,611

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
JG Summit Holdings, Inc.	349,560	$422,721
Jollibee Foods Corp.	53,440	322,614
Manila Electric Co.	25,860	187,142
Megaworld Corp.	1,275,800	140,919
Metro Pacific Investments Corp.	1,727,000	159,512
Metropolitan Bank & Trust Co.	192,113	292,322
PLDT, Inc.	9,961	218,152
Robinsons Land Corp.	250,186	116,731
Security Bank Corp.	25,200	83,024
SM Investments Corp.	28,710	510,667
SM Prime Holdings, Inc.	1,217,500	925,124
Universal Robina Corp.	108,760	314,826
		6,975,934
POLAND — 1.1%
Alior Bank SA (a)	11,309	176,249
Bank Handlowy w Warszawie SA	3,954	69,615
Bank Millennium SA (a)	70,894	165,315
Bank Polska Kasa Opieki SA	20,301	582,472
CCC SA	3,605	202,354
CD Projekt SA (a)	7,952	414,831
Cyfrowy Polsat SA (a)	29,588	198,187
Dino Polska SA (a)(b)	6,152	194,163
Grupa Lotos SA	10,606	230,719
Jastrzebska Spolka Weglowa SA (a)	5,878	93,524
KGHM Polska Miedz SA (a)	17,033	475,379
LPP SA	159	345,260
mBank SA	1,688	187,211
Orange Polska SA (a)	76,094	101,820
PGE Polska Grupa Energetyczna SA (a)	104,212	270,190
Polski Koncern Naftowy ORLEN SA	36,054	918,219
Polskie Gornictwo Naftowe i Gazownictwo SA	213,120	347,709
Powszechna Kasa Oszczednosci Bank Polski SA	105,229	1,058,918
Powszechny Zaklad Ubezpieczen SA	72,929	770,407
Santander Bank Polska SA	4,274	424,741
		7,227,283
QATAR — 0.9%
Barwa Real Estate Co.	23,102	232,559
Commercial Bank PQSC	22,868	282,337
Ezdan Holding Group QSC (a)	98,053	266,628
Industries Qatar QSC	21,919	745,935
Masraf Al Rayan QSC	43,799	442,110
Ooredoo QSC	9,694	176,799
Qatar Electricity & Water Co. QSC	6,012	284,504
Qatar Insurance Co. SAQ	18,088	181,290
Qatar Islamic Bank SAQ	13,731	571,944
Qatar National Bank QPSC	54,144	2,684,335
		5,868,441
Security Description	Shares	Value
ROMANIA — 0.1%
NEPI Rockcastle PLC	44,266	$372,760
RUSSIA — 3.6%
Alrosa PJSC	304,793	429,417
Gazprom PJSC	1,273,928	2,906,101
Inter RAO UES PJSC	3,621,928	205,497
LUKOIL PJSC	58,221	5,214,390
Magnit PJSC GDR	6,500	91,650
Magnit PJSC	9,091	503,276
Magnitogorsk Iron & Steel Works PJSC	258,500	178,832
MMC Norilsk Nickel PJSC	7,588	1,580,027
Mobile TeleSystems PJSC ADR	49,670	375,505
Mobile TeleSystems PJSC	17,901	68,855
Moscow Exchange MICEX-RTS PJSC (a)	157,411	218,251
Novatek PJSC GDR	1,100	188,540
Novatek PJSC	101,850	1,668,729
Novolipetsk Steel PJSC (a)	146,523	378,343
PhosAgro PJSC GDR	14,306	179,254
Polymetal International PLC	20,880	235,183
Polyus PJSC (a)	3,245	267,291
Rosneft Oil Co. PJSC	140,461	881,389
Sberbank of Russia PJSC	1,289,524	4,208,876
Severstal PJSC	25,560	399,560
Surgutneftegas PJSC Preference Shares	826,900	514,850
Surgutneftegas PJSC	844,500	318,853
Tatneft PJSC	182,616	2,091,686
Transneft PJSC Preference Shares	52	139,305
VTB Bank PJSC	373,600,000	202,865
X5 Retail Group NV GDR	14,940	372,305
		23,818,830
SINGAPORE — 0.0% (f)
BOC Aviation, Ltd. (b)	23,700	193,375
SOUTH AFRICA — 5.6%
Absa Group, Ltd. (c)	86,797	915,442
Anglo American Platinum, Ltd.	6,599	336,854
AngloGold Ashanti, Ltd. (c)	48,980	650,712
Aspen Pharmacare Holdings, Ltd.	46,311	298,587
Bid Corp., Ltd.	40,578	838,502
Bidvest Group, Ltd.	40,167	538,949
Capitec Bank Holdings, Ltd.	4,927	461,222
Clicks Group, Ltd.	31,021	396,247
Discovery, Ltd.	43,302	410,763
Exxaro Resources, Ltd.	30,772	350,689
FirstRand, Ltd. (c)	403,449	1,761,369
Fortress REIT, Ltd. Class A,	132,706	168,951
Fortress REIT, Ltd. Class B, (c)	88,328	66,026
Foschini Group, Ltd.	27,295	308,509
Gold Fields, Ltd.	97,070	358,630
Growthpoint Properties, Ltd. REIT	353,275	598,213
Hyprop Investments, Ltd. REIT	29,664	144,975
Investec, Ltd.	35,166	205,662

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Kumba Iron Ore, Ltd. (c)	8,059	$240,464
Liberty Holdings, Ltd.	16,199	113,484
Life Healthcare Group Holdings, Ltd.	159,244	296,376
MMI Holdings, Ltd. (c)	104,070	119,721
Mondi, Ltd.	14,271	315,459
Mr. Price Group, Ltd.	30,165	396,420
MTN Group, Ltd. (c)	204,312	1,255,517
MultiChoice Group, Ltd. (a)	51,399	430,189
Naspers, Ltd. Class N	52,501	12,130,757
Nedbank Group, Ltd. (c)	48,247	840,536
Netcare, Ltd.	142,508	230,740
Old Mutual, Ltd. (c)	595,407	902,942
Pick n Pay Stores, Ltd.	44,061	202,901
PSG Group, Ltd.	18,510	335,641
Rand Merchant Investment Holdings, Ltd.	83,859	194,976
Redefine Properties, Ltd. REIT	643,308	432,701
Remgro, Ltd.	63,818	819,826
Resilient REIT, Ltd.	32,226	122,234
RMB Holdings, Ltd. (c)	86,003	453,116
Sanlam, Ltd. (c)	214,729	1,098,269
Sappi, Ltd.	64,084	296,174
Sasol, Ltd.	67,314	2,100,463
Shoprite Holdings, Ltd.	52,632	578,865
SPAR Group, Ltd.	23,362	310,840
Standard Bank Group, Ltd.	155,050	1,991,499
Telkom SA SOC, Ltd.	31,731	160,445
Tiger Brands, Ltd.	19,448	357,370
Truworths International, Ltd.	52,227	251,298
Vodacom Group, Ltd.	76,521	591,262
Woolworths Holdings, Ltd.	117,374	378,299
		36,759,086
SOUTH KOREA — 12.5%
Amorepacific Corp.	3,890	645,992
Amorepacific Corp. Preference Shares	1,001	94,359
AMOREPACIFIC Group	3,282	201,240
BGF retail Co., Ltd.	940	180,944
BNK Financial Group, Inc.	30,109	177,190
Celltrion Healthcare Co., Ltd. (a)(c)	6,013	353,862
Celltrion Pharm, Inc. (a)	1,928	94,098
Celltrion, Inc. (a)(c)	9,970	1,589,789
Cheil Worldwide, Inc.	8,082	172,306
CJ CheilJedang Corp.	1,023	291,101
CJ Corp.	1,687	185,033
CJ ENM Co., Ltd.	1,247	255,970
CJ Logistics Corp. (a)	931	135,742
Coway Co., Ltd.	6,271	522,077
Daelim Industrial Co., Ltd.	3,213	272,869
Daewoo Engineering & Construction Co., Ltd. (a)	19,772	88,487
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	4,143	102,015
DB Insurance Co., Ltd.	6,060	366,771
Security Description	Shares	Value
DGB Financial Group, Inc.	18,791	$135,250
Doosan Bobcat, Inc.	5,246	142,808
E-MART, Inc.	2,554	387,004
Fila Korea, Ltd.	5,908	405,977
GS Engineering & Construction Corp.	6,942	260,531
GS Holdings Corp.	6,047	281,281
GS Retail Co., Ltd.	3,214	110,852
Hana Financial Group, Inc.	35,579	1,140,935
Hankook Tire Co., Ltd.	9,159	302,180
Hanmi Pharm Co., Ltd.	787	316,159
Hanmi Science Co., Ltd.	1,686	114,965
Hanon Systems	22,868	228,660
Hanwha Chemical Corp.	12,733	234,446
Hanwha Corp.	5,038	134,927
Hanwha Life Insurance Co., Ltd.	34,930	123,090
HDC Hyundai Development Co-Engineering & Construction	3,370	150,523
HLB, Inc. (a)	3,853	271,553
Hotel Shilla Co., Ltd.	3,859	324,331
Hyundai Construction Equipment Co., Ltd.	4	168
Hyundai Department Store Co., Ltd.	1,567	139,430
Hyundai Engineering & Construction Co., Ltd.	9,304	437,700
Hyundai Glovis Co., Ltd.	2,152	243,619
Hyundai Heavy Industries Co., Ltd. (a)	4,456	467,152
Hyundai Heavy Industries Holdings Co., Ltd.	1,151	337,664
Hyundai Marine & Fire Insurance Co., Ltd.	7,213	240,836
Hyundai Mobis Co., Ltd.	8,200	1,506,211
Hyundai Motor Co.	16,645	1,752,337
Hyundai Motor Co. Preference Shares (g)	4,501	302,552
Hyundai Motor Co. Preference Shares (g)	2,676	163,139
Hyundai Steel Co.	9,783	386,976
Industrial Bank of Korea	30,793	381,148
Kakao Corp.	6,086	554,930
Kangwon Land, Inc.	14,360	404,828
KB Financial Group, Inc.	47,608	1,755,259
KCC Corp.	660	185,191
Kia Motors Corp.	31,726	988,031
Korea Aerospace Industries, Ltd.	9,041	281,561
Korea Electric Power Corp. (a)	30,948	815,210
Korea Gas Corp.	3,203	127,262
Korea Investment Holdings Co., Ltd.	5,047	276,115
Korea Zinc Co., Ltd.	1,035	423,993
Korean Air Lines Co., Ltd.	5,857	164,343
KT Corp.	3,959	95,566
KT&G Corp.	14,056	1,281,646
Kumho Petrochemical Co., Ltd.	2,301	192,983
LG Chem, Ltd.	5,499	1,773,090

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
LG Chem, Ltd. Preference Shares	922	$168,951
LG Corp.	11,261	768,855
LG Display Co., Ltd. (a)	28,251	485,327
LG Electronics, Inc.	12,631	835,687
LG Household & Health Care, Ltd.	1,128	1,408,137
LG Household & Health Care, Ltd. Preference Shares	263	193,699
LG Innotek Co., Ltd.	1,643	170,075
LG Uplus Corp.	13,330	181,436
Lotte Chemical Corp.	2,044	523,110
Lotte Corp.	3,364	146,403
Lotte Shopping Co., Ltd.	1,298	203,545
Medy-Tox, Inc.	508	261,272
Mirae Asset Daewoo Co., Ltd.	48,701	314,491
NAVER Corp.	16,785	1,833,618
NCSoft Corp.	2,115	924,183
Netmarble Corp. (a)(b)	3,142	346,005
NH Investment & Securities Co., Ltd.	16,025	189,883
OCI Co., Ltd.	2,194	179,564
Orange Life Insurance, Ltd. (b)	3,722	118,044
Orion Corp/Republic of Korea	2,574	226,764
Ottogi Corp.	142	96,451
Pan Ocean Co., Ltd. (a)	26,543	96,108
Pearl Abyss Corp. (a)	670	99,163
POSCO	9,396	2,094,254
POSCO Chemtech Co., Ltd.	2,633	139,641
Posco Daewoo Corp.	5,887	92,057
S-1 Corp.	1,941	171,853
Samsung Biologics Co., Ltd. (a)(b)	1,962	552,250
Samsung C&T Corp.	9,146	862,146
Samsung Card Co., Ltd.	3,365	101,979
Samsung Electro-Mechanics Co., Ltd. (c)	6,651	612,307
Samsung Electronics Co., Ltd. Preference Shares	98,390	3,142,135
Samsung Electronics Co., Ltd.	571,381	22,475,695
Samsung Engineering Co., Ltd. (a)	18,053	256,060
Samsung Fire & Marine Insurance Co., Ltd.	3,654	968,949
Samsung Heavy Industries Co., Ltd. (a)	53,830	391,715
Samsung Life Insurance Co., Ltd.	8,318	616,284
Samsung SDI Co., Ltd.	6,630	1,252,872
Samsung SDS Co., Ltd.	4,198	869,113
Samsung Securities Co., Ltd.	7,444	218,382
Shinhan Financial Group Co., Ltd.	51,125	1,891,684
Shinsegae, Inc.	883	262,543
SillaJen, Inc. (a)(c)	6,944	393,357
SK Holdings Co., Ltd.	3,814	908,895
SK Hynix, Inc.	69,576	4,548,092
SK Innovation Co., Ltd.	7,798	1,233,143
SK Telecom Co., Ltd.	2,398	531,316
S-Oil Corp.	5,367	423,648
ViroMed Co., Ltd. (a)	1,656	408,201
Security Description	Shares	Value
Woori Financial Group, Inc.	55,777	$675,653
Yuhan Corp.	1,029	217,567
		82,556,819
TAIWAN — 10.9%
Acer, Inc.	356,000	228,127
Advantech Co., Ltd.	42,098	349,673
Airtac International Group	13,000	168,297
ASE Technology Holding Co., Ltd.	416,307	911,754
Asia Cement Corp.	256,000	333,077
Asustek Computer, Inc.	84,000	607,777
AU Optronics Corp.	1,058,000	389,620
Catcher Technology Co., Ltd.	78,000	599,796
Cathay Financial Holding Co., Ltd.	983,000	1,433,651
Chailease Holding Co., Ltd.	136,560	558,283
Chang Hwa Commercial Bank, Ltd.	634,075	379,575
Cheng Shin Rubber Industry Co., Ltd.	240,000	326,666
Chicony Electronics Co., Ltd.	71,788	167,006
China Airlines, Ltd.	333,000	106,532
China Development Financial Holding Corp.	1,603,000	535,712
China Life Insurance Co., Ltd.	314,204	266,590
China Steel Corp.	1,517,000	1,245,278
Chunghwa Telecom Co., Ltd.	457,000	1,623,643
Compal Electronics, Inc.	514,000	319,369
CTBC Financial Holding Co., Ltd.	2,113,040	1,402,043
Delta Electronics, Inc.	250,000	1,289,726
E.Sun Financial Holding Co., Ltd.	1,174,513	905,069
Eclat Textile Co., Ltd.	21,550	290,172
Eva Airways Corp.	257,924	126,366
Evergreen Marine Corp. Taiwan, Ltd.	265,152	102,807
Far Eastern New Century Corp.	392,000	387,288
Far EasTone Telecommunications Co., Ltd.	191,000	460,450
Feng TAY Enterprise Co., Ltd.	40,880	289,153
First Financial Holding Co., Ltd.	1,190,170	814,801
Formosa Chemicals & Fibre Corp.	422,000	1,533,525
Formosa Petrochemical Corp.	147,000	550,883
Formosa Plastics Corp.	534,000	1,897,211
Formosa Taffeta Co., Ltd.	98,000	117,013
Foxconn Technology Co., Ltd.	105,830	211,176
Fubon Financial Holding Co., Ltd.	802,000	1,196,995
Giant Manufacturing Co., Ltd.	37,000	264,110
Globalwafers Co., Ltd.	27,000	265,440
Highwealth Construction Corp.	93,000	153,288
Hiwin Technologies Corp.	28,336	239,041
Hon Hai Precision Industry Co., Ltd.	1,573,800	3,753,161
Hotai Motor Co., Ltd.	33,000	404,195
Hua Nan Financial Holdings Co., Ltd.	912,354	574,282
Innolux Corp.	1,097,000	355,932

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Inventec Corp.	290,000	$220,649
Largan Precision Co., Ltd.	12,000	1,791,016
Lite-On Technology Corp.	258,958	376,836
MediaTek, Inc.	182,000	1,668,208
Mega Financial Holding Co., Ltd.	1,312,000	1,194,062
Micro-Star International Co., Ltd.	84,000	235,752
Nan Ya Plastics Corp.	618,000	1,582,070
Nanya Technology Corp.	131,000	260,976
Nien Made Enterprise Co., Ltd.	20,000	176,181
Novatek Microelectronics Corp.	70,000	449,701
Pegatron Corp.	235,000	406,402
Phison Electronics Corp.	17,000	166,577
Pou Chen Corp.	272,000	331,390
Powertech Technology, Inc.	88,000	207,862
President Chain Store Corp.	68,000	669,619
Quanta Computer, Inc.	322,000	603,871
Realtek Semiconductor Corp.	56,000	330,689
Ruentex Development Co., Ltd.	63,840	96,525
Ruentex Industries, Ltd.	42,600	111,820
Shanghai Commercial & Savings Bank, Ltd.	373,000	589,384
Shin Kong Financial Holding Co., Ltd.	1,240,393	365,431
SinoPac Financial Holdings Co., Ltd.	1,280,457	473,620
Standard Foods Corp.	48,512	81,534
Synnex Technology International Corp.	173,700	208,527
TaiMed Biologics, Inc. (a)	23,000	125,371
Taishin Financial Holding Co., Ltd.	1,178,176	537,090
Taiwan Business Bank	447,056	174,062
Taiwan Cement Corp.	555,300	743,211
Taiwan Cooperative Financial Holding Co., Ltd.	1,045,868	661,716
Taiwan High Speed Rail Corp.	228,000	266,316
Taiwan Mobile Co., Ltd.	194,000	701,838
Taiwan Semiconductor Manufacturing Co., Ltd.	2,947,000	23,474,262
Tatung Co., Ltd. (a)	226,000	178,187
Uni-President Enterprises Corp.	581,000	1,410,061
United Microelectronics Corp.	1,390,000	525,413
Vanguard International Semiconductor Corp.	110,000	237,342
Walsin Technology Corp.	39,000	253,078
Win Semiconductors Corp.	42,000	296,394
Winbond Electronics Corp.	358,000	171,331
Wistron Corp.	352,101	270,755
WPG Holdings, Ltd.	173,880	226,796
Yageo Corp.	29,556	309,748
Yuanta Financial Holding Co., Ltd.	1,175,000	669,076
Zhen Ding Technology Holding, Ltd.	55,000	170,779
		72,136,081
Security Description	Shares	Value
THAILAND — 2.2%
Advanced Info Service PCL	120,900	$700,980
Advanced Info Service PCL NVDR	4,800	27,830
Airports of Thailand PCL	499,700	1,070,729
Airports of Thailand PCL NVDR	8,300	17,785
Bangkok Bank PCL	12,400	84,399
Bangkok Bank PCL NVDR	16,800	109,582
Bangkok Dusit Medical Services PCL	467,900	365,651
Bangkok Expressway & Metro PCL	859,899	273,672
Bangkok Expressway & Metro PCL NVDR	65,100	20,719
Banpu PCL	233,700	119,299
Berli Jucker PCL	136,800	213,380
Berli Jucker PCL NVDR	12,800	19,965
BTS Group Holdings PCL	664,284	230,254
Bumrungrad Hospital PCL	41,200	233,036
Central Pattana PCL	158,800	366,539
Charoen Pokphand Foods PCL	406,500	326,635
CP ALL PCL NVDR	18,300	43,105
CP ALL PCL	587,300	1,383,352
Delta Electronics Thailand PCL	55,300	123,721
Electricity Generating PCL	16,000	147,219
Energy Absolute PCL	149,800	226,576
Glow Energy PCL	57,400	164,594
Glow Energy PCL NVDR	7,100	20,359
Gulf Energy Development PCL	54,400	163,706
Home Product Center PCL	469,200	226,210
Indorama Ventures PCL	197,700	309,928
IRPC PCL	1,142,700	207,044
Kasikornbank PCL	124,300	736,361
Kasikornbank PCL NVDR	85,200	503,387
Krung Thai Bank PCL	413,900	250,414
Land & Houses PCL	380,453	128,276
Minor International PCL	274,500	337,340
Muangthai Capital PCL	69,300	96,083
PTT Exploration & Production PCL	161,400	638,276
PTT Exploration & Production PCL NVDR	6,600	26,101
PTT Global Chemical PCL	256,400	543,340
PTT Global Chemical PCL NVDR	11,400	24,158
PTT PCL NVDR	30,900	46,737
PTT PCL	1,235,200	1,868,272
Robinson PCL	56,000	103,671
Siam Cement PCL	43,779	664,928
Siam Cement PCL NVDR	2,100	31,895
Siam Commercial Bank PCL NVDR	7,300	30,364
Siam Commercial Bank PCL	213,500	888,042
Thai Oil PCL	129,000	282,511
Thai Oil PCL NVDR	9,400	20,586
Thai Union Group PCL Class F	212,900	129,478
TMB Bank PCL	1,388,800	89,275

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
True Corp. PCL	1,201,637	$180,236
		14,816,000
TURKEY — 0.5%
Akbank T.A.S. (a)	343,900	384,708
Anadolu Efes Biracilik Ve Malt Sanayii A/S	25,464	78,921
Arcelik A/S (a)	22,085	66,064
Aselsan Elektronik Sanayi Ve Ticaret A/S	39,269	147,912
BIM Birlesik Magazalar A/S	26,058	351,462
Eregli Demir ve Celik Fabrikalari TAS	161,170	260,173
Ford Otomotiv Sanayi A/S	8,854	76,448
Haci Omer Sabanci Holding A/S	110,403	153,207
KOC Holding A/S	90,861	258,771
Petkim Petrokimya Holding A/S	99,159	79,684
TAV Havalimanlari Holding A/S	21,608	89,268
Tupras Turkiye Petrol Rafinerileri A/S	15,270	337,315
Turk Hava Yollari AO (a)	67,519	154,528
Turkcell Iletisim Hizmetleri A/S	131,707	281,850
Turkiye Garanti Bankasi A/S	273,509	403,757
Turkiye Halk Bankasi A/S	80,077	90,430
Turkiye Is Bankasi A/S Class C	189,873	184,845
Turkiye Sise ve Cam Fabrikalari A/S	88,491	91,317
		3,490,660
UNITED ARAB EMIRATES — 0.7%
Abu Dhabi Commercial Bank PJSC	247,476	638,717
Aldar Properties PJSC	475,067	234,100
DAMAC Properties Dubai Co. PJSC	235,791	86,662
DP World PLC	20,095	321,520
Dubai Islamic Bank PJSC	189,788	253,182
Emaar Development PJSC	93,955	99,247
Emaar Malls PJSC	228,012	108,013
Emaar Properties PJSC	416,043	530,092
Emirates Telecommunications Group Co. PJSC	209,392	952,015
First Abu Dhabi Bank PJSC	328,090	1,363,059
		4,586,607
TOTAL COMMON STOCKS (Cost $521,890,773)		629,393,219

PREFERRED STOCKS — 0.0% (f)
SOUTH KOREA — 0.0% (f)
CJ Corp. (a) (e) (cost $8,281)	253	8,173
Security Description	Shares	Value
WARRANTS — 0.7%
SWITZERLAND — 0.7%
UBS AG (expiring 5/31/19) (a)	2,012	$1,986,341
UBS AG (expiring 8/30/19) (a)	2,530	2,497,736
TOTAL WARRANTS (Cost $4,106,551)		4,484,077
RIGHTS — 0.0% (f)
CHINA — 0.0%
Xinjiang Goldwind Science & Technology Co., Ltd. (expiring 4/23/19) (a) (e)	15,694	6,178
INDIA — 0.0% (f)
Vodafone Idea, Ltd. (expiring 4/24/19) (a) (e)	618,455	51,333
TOTAL RIGHTS (Cost $130,572)		57,511
SHORT-TERM INVESTMENTS — 6.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (h) (i)	22,643,262	22,643,262
State Street Navigator Securities Lending Portfolio II (j) (k)	16,904,605	16,904,605
TOTAL SHORT-TERM INVESTMENTS (Cost $39,547,867)		39,547,867
TOTAL INVESTMENTS — 102.0% (Cost $565,684,044)		673,490,847
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(13,475,543)
NET ASSETS — 100.0%		$660,015,304

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at March 31, 2019.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2019, total aggregate fair value of the security is $10,426, representing 0.0% of the Fund's net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2019, total aggregate fair value of securities is $395,266 representing 0.1% of net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2019.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust
At March 31, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI Emerging Markets (long)	478	06/21/2019	$25,185,017	$25,271,860	$86,843
See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$616,000,544	$13,382,249	$10,426	$629,393,219
Preferred Stocks	—	8,173	—	8,173
Rights	—	57,511	—	57,511
Warrants	4,484,077	—	—	4,484,077
Short-Term Investments	39,547,867	—	—	39,547,867
TOTAL INVESTMENTS	$660,032,488	$13,447,933	$10,426	$673,490,847
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	86,843	—	—	86,843
TOTAL OTHER FINANCIAL INSTRUMENTS:	$86,843	$—	$—	$86,843
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$660,119,331	$13,447,933	$10,426	$673,577,690
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,025,892	$9,025,892	$38,730,378	$25,113,008	$—	$—	22,643,262	$22,643,262	$96,196	$—
State Street Navigator Securities Lending Portfolio II	5,297,343	5,297,343	23,857,890	12,250,628	—	—	16,904,605	16,904,605	27,927	—
Total		$14,323,235	$62,588,268	$37,363,636	$—	$—		$39,547,867	$124,123	$—
See accompanying notes to schedule of investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments
March 31, 2019 (Unaudited)

State Street Hedged International Developed Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street International Developed Equity Index Portfolio, a separate series of State Street Master Funds.
The portfolio of investments for the State Street International Developed Equity Index Portfolio follows the portfolio of investments for the State Street International Developed Equity Index Fund.
Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 101.1%
UNITED STATES — 101.1%
State Street International Developed Equity Portfolio (a) (cost $3,181,336,798)		$3,371,708,681
SHORT-TERM INVESTMENT — 3.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (b)(c) (Cost $116,234,472)	116,234,473	116,234,473
TOTAL INVESTMENTS — 104.6% (Cost $3,297,571,270)		3,487,943,154
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.6)%		(152,333,668)
NET ASSETS — 100.0%		$3,335,609,486

(a)	Affiliated fund managed by SSGA Funds Management, Inc.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2019.

At March 31, 2019, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of America	EUR433,219,657	USD494,495,112	04/02/2019	$8,054,471
Bank of America	USD560,480	AUD795,000	04/02/2019	4,248
Bank of America	JPY334,663,000	USD3,008,880	04/02/2019	(14,682)
Bank of America	GBP1,822,000	USD2,405,231	04/02/2019	31,073
Bank of Montreal	HKD4,180,000	USD532,580	04/02/2019	92
Barclays Capital	EUR3,406,000	USD3,872,675	04/02/2019	48,248
BNP Paribas SA	USD1,989,256	JPY220,591,000	04/02/2019	3,706
BNP Paribas SA	EUR3,900,000	USD4,390,003	04/02/2019	10,888
BNP Paribas SA	USD56,289,708	DKK374,250,566	04/02/2019	—
BNP Paribas SA	USD9,139,150	ILS33,169,174	04/02/2019	—
BNP Paribas SA	USD399,897,645	JPY44,262,670,805	04/02/2019	—
BNP Paribas SA	USD226,645,727	AUD319,062,050	04/02/2019	(42)
BNP Paribas SA	ILS33,169,174	USD9,157,569	05/03/2019	(297)
BNP Paribas SA	DKK374,250,566	USD56,445,921	05/03/2019	(2,163)
BNP Paribas SA	AUD319,062,050	USD226,774,947	05/03/2019	(8,730)
BNP Paribas SA	JPY44,262,670,805	USD400,973,573	05/07/2019	(140,067)
See accompanying notes to schedule of investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Citibank N.A.	HKD3,651,000	USD465,239	04/02/2019	$141
Credit Suisse International	SEK768,024,531	USD83,391,191	04/02/2019	587,990
Credit Suisse International	EUR433,219,657	USD494,494,679	04/02/2019	8,054,037
Credit Suisse International	SGD58,078,299	USD42,998,667	04/02/2019	120,631
Credit Suisse International	NZD10,336,581	USD7,048,308	04/02/2019	(1,239)
Goldman Sachs Capital Markets L.P.	USD2,528,301	EUR2,245,000	04/02/2019	(7,503)
Goldman Sachs Capital Markets L.P.	AUD1,206,000	USD856,988	04/02/2019	306
HSBC Bank USA	USD1,363,930	GBP1,048,000	04/02/2019	1,667
HSBC Bank USA	CHF1,241,000	USD1,248,183	04/02/2019	2,074
HSBC Bank USA	USD505,837,926	EUR450,494,657	04/02/2019	(53)
HSBC Bank USA	EUR450,494,657	USD507,148,865	05/03/2019	(10,678)
JP Morgan Chase Bank, N.A.	GBP13,066,000	USD17,404,644	04/02/2019	378,987
JP Morgan Chase Bank, N.A.	ILS31,574,174	USD8,729,744	04/02/2019	30,067
JP Morgan Chase Bank, N.A.	AUD302,057,050	USD214,992,126	04/02/2019	425,940
JP Morgan Chase Bank, N.A.	DKK352,150,566	USD53,881,903	04/02/2019	916,178
JP Morgan Chase Bank, N.A.	JPY42,552,426,805	USD383,130,841	04/02/2019	(1,315,352)
JP Morgan Chase Bank, N.A.	CHF4,745,000	USD4,778,271	05/03/2019	(285)
JP Morgan Chase Bank, N.A.	DKK18,718,000	USD2,822,955	05/03/2019	(274)
JP Morgan Chase Bank, N.A.	SEK7,476,000	USD807,814	05/03/2019	(66)
Morgan Stanley Bank N.A.	USD710,230	CHF714,000	04/02/2019	6,710
Morgan Stanley Bank N.A.	CHF1,084,000	USD1,086,213	04/02/2019	(2,250)
Morgan Stanley Bank N.A.	AUD1,381,000	USD976,878	04/02/2019	(4,115)
Royal Bank of Canada	AUD15,213,000	USD10,828,689	04/02/2019	22,137
Royal Bank of Canada	DKK22,100,000	USD3,381,332	04/02/2019	57,349
Royal Bank of Canada	HKD67,255,000	USD8,576,364	04/02/2019	8,794
Royal Bank of Canada	ILS1,595,000	USD441,001	04/02/2019	1,528
Royal Bank of Canada	NZD759,000	USD517,564	04/02/2019	(73)
Royal Bank of Canada	CHF13,286,000	USD13,372,938	04/02/2019	32,241
Royal Bank of Canada	NOK9,441,000	USD1,106,191	04/02/2019	9,879
Royal Bank of Canada	GBP1,591,000	USD2,112,305	04/02/2019	39,152
Royal Bank of Canada	SEK3,510,000	USD378,661	04/02/2019	237
Royal Bank of Canada	JPY383,223,000	USD3,472,361	04/02/2019	10,077
Royal Bank of Canada	USD505,837,926	EUR450,494,657	04/02/2019	(53)
Royal Bank of Canada	USD87,635,282	SEK812,843,531	04/02/2019	—
Royal Bank of Canada	USD43,512,956	SGD58,938,299	04/02/2019	—
Royal Bank of Canada	USD7,567,186	NZD11,095,581	04/02/2019	(2)
Royal Bank of Canada	SGD58,938,299	USD43,535,777	05/03/2019	(1,789)
Royal Bank of Canada	EUR450,494,657	USD507,153,370	05/03/2019	(6,173)
Royal Bank of Canada	NZD11,095,581	USD7,571,458	05/03/2019	(198)
Royal Bank of Canada	SEK812,843,531	USD87,836,044	05/03/2019	(2,409)
Royal Bank of Canada	EUR21,762,000	USD24,498,528	05/03/2019	(777)
Royal Bank of Canada	GBP12,181,000	USD15,896,680	05/03/2019	(546)
Societe Generale	GBP202,740,274	USD270,066,264	04/02/2019	5,885,461
Societe Generale	HKD893,131,035	USD113,889,269	04/02/2019	113,890
See accompanying notes to schedule of investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Societe Generale	JPY42,552,426,805	USD383,129,116	04/02/2019	$(1,317,077)
Societe Generale	SEK3,065,000	USD333,836	04/02/2019	3,389
Societe Generale	USD274,234,395	GBP210,455,773	04/02/2019	93
Societe Generale	USD399,897,645	JPY44,262,670,805	04/02/2019	—
Societe Generale	USD123,340,535	HKD968,217,035	04/02/2019	—
Societe Generale	GBP210,455,773	USD274,655,307	05/03/2019	(7,110)
Societe Generale	HKD968,217,035	USD123,458,018	05/03/2019	(6,770)
Societe Generale	JPY44,262,670,805	USD400,971,757	05/07/2019	(141,883)
Standard Chartered Bank	USD23,809,109	NOK205,034,520	04/02/2019	—
Standard Chartered Bank	USD287,981,294	CHF286,800,571	04/02/2019	—
Standard Chartered Bank	USD274,234,396	GBP210,455,774	04/02/2019	93
Standard Chartered Bank	GBP210,455,774	USD274,659,096	05/03/2019	(3,322)
Standard Chartered Bank	NOK205,034,520	USD23,837,592	05/03/2019	(405)
Standard Chartered Bank	CHF286,800,571	USD288,819,419	05/03/2019	(9,362)
UBS AG	SEK38,244,000	USD4,153,017	04/02/2019	29,809
UBS AG	CHF271,903,571	USD273,676,998	04/02/2019	654,033
UBS AG	GBP202,740,273	USD270,060,181	04/02/2019	5,879,379
UBS AG	NOK195,593,520	USD22,915,297	04/02/2019	202,501
Westpac Banking Corp.	EUR29,489,000	USD33,661,458	04/02/2019	549,737
Westpac Banking Corp.	JPY2,923,193,000	USD26,320,963	04/02/2019	(89,056)
Westpac Banking Corp.	SGD860,000	USD636,758	04/02/2019	1,838
Westpac Banking Corp.	AUD2,392,000	USD1,700,131	05/03/2019	(61)
Westpac Banking Corp.	NZD646,000	USD440,832	05/03/2019	(1)
Westpac Banking Corp.	HKD2,742,000	USD349,644	05/03/2019	(9)
Westpac Banking Corp.	JPY455,793,000	USD4,128,941	05/07/2019	(1,510)
Total				$29,082,689
AUD	=Australian Dollar
CHF	=Swiss Franc
DKK	=Danish Krone
EUR	=Euro
GBP	=British Pound
HKD	=Hong Kong Dollar
ILS	=Israeli New Shekel
JPY	=Japanese Yen
NOK	=Norwegian Krone
NZD	=New Zealand Dollar
SEK	=Swedish Krona
SGD	=Singapore Dollar
At March 31, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI EAFE (long)	1,635	06/21/2019	$150,665,210	$152,578,200	$1,912,990
See accompanying notes to schedule of investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Funds’s investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,371,708,681	$—	$—	$3,371,708,681
Short-Term Investment	116,234,473	—	—	116,234,473
TOTAL INVESTMENTS	$3,487,943,154	$—	$—	$3,487,943,154
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	32,179,071	—	32,179,071
Futures Contracts(b)	1,912,990	—	—	1,912,990
TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,912,990	$32,179,071	$—	$34,092,061
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,489,856,144	$29,082,689	$—	$3,518,938,833
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	(3,096,382)	—	(3,096,382)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(3,096,382)	$—	$(3,096,382)
(a)	Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	166,240,904	$166,240,904	$69,154,037	$119,160,468	$—	$—	116,234,473	$116,234,473	$731,620	$—
See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.6%
AUSTRALIA — 7.0%
AGL Energy, Ltd.	153,286	$2,370,463
Alumina, Ltd.	579,490	996,170
Amcor, Ltd.	260,454	2,847,357
AMP, Ltd. (a)	681,231	1,016,216
APA Group	269,832	1,912,918
Aristocrat Leisure, Ltd.	136,175	2,370,899
ASX, Ltd.	43,975	2,181,636
Aurizon Holdings, Ltd.	459,438	1,484,946
AusNet Services	359,274	452,998
Australia & New Zealand Banking Group, Ltd.	654,901	12,109,386
Bank of Queensland, Ltd. (a)	98,368	635,869
Bendigo & Adelaide Bank, Ltd. (a)	116,926	804,005
BHP Group PLC	485,027	11,683,423
BHP Group, Ltd.	677,876	18,534,056
BlueScope Steel, Ltd.	128,543	1,273,782
Boral, Ltd.	278,445	907,872
Brambles, Ltd.	357,550	2,986,871
Caltex Australia, Ltd.	61,250	1,140,369
Challenger, Ltd.	131,897	775,778
CIMIC Group, Ltd.	24,790	849,838
Coca-Cola Amatil, Ltd.	124,122	762,671
Cochlear, Ltd.	13,508	1,662,692
Coles Group, Ltd. (a)(b)	256,110	2,155,843
Commonwealth Bank of Australia	407,272	20,436,548
Computershare, Ltd.	107,125	1,299,724
Crown Resorts, Ltd.	91,949	751,787
CSL, Ltd.	104,277	14,439,821
Dexus REIT	232,052	2,100,038
Domino's Pizza Enterprises, Ltd. (a)	14,800	456,482
Flight Centre Travel Group, Ltd.	14,844	443,393
Fortescue Metals Group, Ltd.	374,592	1,891,910
Goodman Group REIT	378,256	3,587,066
GPT Group REIT	429,002	1,892,445
Harvey Norman Holdings, Ltd. (a)	107,605	307,278
Incitec Pivot, Ltd.	390,151	864,688
Insurance Australia Group, Ltd.	539,392	2,942,646
LendLease Group	134,854	1,185,924
Macquarie Group, Ltd.	74,665	6,864,213
Medibank Pvt, Ltd.	644,191	1,262,979
Mirvac Group REIT	860,158	1,680,286
National Australia Bank, Ltd.	623,765	11,196,919
Newcrest Mining, Ltd.	177,723	3,220,523
Oil Search, Ltd.	314,321	1,752,731
Orica, Ltd.	89,224	1,117,394
Origin Energy, Ltd.	418,601	2,140,943
QBE Insurance Group, Ltd.	303,936	2,657,740
Ramsay Health Care, Ltd. (a)	34,154	1,561,214
REA Group, Ltd.	10,695	567,510
Santos, Ltd.	405,936	1,969,475
Security Description	Shares	Value
Scentre Group REIT	1,196,127	$3,492,138
SEEK, Ltd.	79,431	989,673
Sonic Healthcare, Ltd.	100,547	1,754,162
South32, Ltd.	1,148,354	3,042,685
Stockland REIT	562,237	1,537,632
Suncorp Group, Ltd.	305,455	2,989,983
Sydney Airport	259,881	1,371,626
Tabcorp Holdings, Ltd.	456,790	1,499,101
Telstra Corp., Ltd.	989,629	2,333,903
TPG Telecom, Ltd.	98,984	488,677
Transurban Group Stapled Security	619,022	5,804,333
Treasury Wine Estates, Ltd.	164,102	1,740,388
Vicinity Centres REIT	761,248	1,405,956
Washington H Soul Pattinson & Co., Ltd.	28,102	525,207
Wesfarmers, Ltd.	262,114	6,451,575
Westpac Banking Corp.	790,716	14,558,875
Woodside Petroleum, Ltd.	216,939	5,335,032
Woolworths Group, Ltd.	304,443	6,574,336
WorleyParsons, Ltd.	79,653	801,194
		223,204,211
AUSTRIA — 0.2%
ANDRITZ AG	17,424	748,148
Erste Group Bank AG	67,409	2,479,610
OMV AG	34,411	1,868,939
Raiffeisen Bank International AG	34,387	772,615
Verbund AG	15,343	737,009
Voestalpine AG	26,238	797,518
		7,403,839
BELGIUM — 1.0%
Ageas	42,731	2,063,161
Anheuser-Busch InBev SA	174,657	14,661,452
Colruyt SA	13,634	1,008,859
Groupe Bruxelles Lambert SA	18,967	1,844,754
KBC Group NV	57,052	3,989,709
Proximus SADP	33,328	962,128
Solvay SA	17,373	1,880,111
Telenet Group Holding NV	10,840	521,922
UCB SA	29,269	2,516,121
Umicore SA (a)	48,894	2,173,516
		31,621,733
CHILE — 0.0% (c)
Antofagasta PLC	94,425	1,188,572
CHINA — 0.2%
BeiGene, Ltd. ADR (a)(b)	7,400	976,800
BOC Hong Kong Holdings, Ltd.	832,500	3,446,678
Minth Group, Ltd.	192,000	604,131
Yangzijiang Shipbuilding Holdings, Ltd.	576,000	637,874
		5,665,483
DENMARK — 1.8%
AP Moller - Maersk A/S Class A	887	1,073,955

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
AP Moller - Maersk A/S Class B (a)	1,483	$1,883,012
Carlsberg A/S Class B	23,912	2,989,427
Chr. Hansen Holding A/S	23,018	2,335,503
Coloplast A/S Class B	26,623	2,923,919
Danske Bank A/S	167,842	2,948,560
Demant A/S (b)	26,000	769,600
DSV A/S	43,567	3,606,638
Genmab A/S (b)	13,917	2,417,654
H Lundbeck A/S	15,024	650,796
ISS A/S	38,781	1,181,165
Novo Nordisk A/S Class B	417,978	21,902,722
Novozymes A/S Class B	49,076	2,258,693
Orsted A/S (d)	43,866	3,327,895
Pandora A/S	25,242	1,183,008
Tryg A/S	27,932	767,131
Vestas Wind Systems A/S	45,590	3,839,937
		56,059,615
FINLAND — 1.2%
Elisa Oyj	34,462	1,556,339
Fortum Oyj (a)	102,743	2,103,103
Kone Oyj Class B	79,034	3,989,900
Metso Oyj	26,240	903,353
Neste Oyj	30,065	3,207,056
Nokia Oyj	1,298,339	7,397,079
Nokian Renkaat Oyj	25,302	847,765
Nordea Bank Abp (a)	702,289	5,356,910
Orion Oyj Class B	24,454	917,652
Sampo Oyj Class A	102,883	4,668,251
Stora Enso Oyj Class R	128,218	1,568,548
UPM-Kymmene Oyj	121,262	3,540,135
Wartsila OYJ Abp	104,158	1,682,380
		37,738,471
FRANCE — 10.8%
Accor SA	42,977	1,742,550
Aeroports de Paris	6,888	1,333,374
Air Liquide SA	98,287	12,509,481
Airbus SE	133,330	17,650,759
Alstom SA	35,874	1,555,657
Amundi SA (d)	13,383	843,020
Arkema SA	16,140	1,537,901
Atos SE	21,912	2,115,934
AXA SA	445,398	11,217,582
BioMerieux	10,343	855,925
BNP Paribas SA	258,007	12,344,250
Bollore SA	197,639	893,889
Bouygues SA	51,415	1,838,743
Bureau Veritas SA	63,247	1,484,253
Capgemini SE	37,106	4,503,929
Carrefour SA	133,417	2,494,291
Casino Guichard Perrachon SA (a)	13,917	603,972
Cie de Saint-Gobain	115,180	4,178,647
Cie Generale des Etablissements Michelin SCA	38,717	4,582,094
Security Description	Shares	Value
CNP Assurances	37,775	$832,195
Covivio REIT	10,752	1,142,095
Credit Agricole SA	256,882	3,106,498
Danone SA	141,639	10,924,412
Dassault Aviation SA	605	893,311
Dassault Systemes SE	30,250	4,509,014
Edenred	54,221	2,469,985
Eiffage SA	18,462	1,775,737
Electricite de France SA	135,498	1,854,634
Engie SA	422,194	6,295,523
EssilorLuxottica SA	66,321	7,251,745
Eurazeo SE	10,092	759,231
Eutelsat Communications SA	41,976	735,035
Faurecia SA	16,076	676,549
Gecina SA REIT	10,710	1,584,990
Getlink SE	102,452	1,554,742
Hermes International	7,322	4,835,890
ICADE REIT	8,381	709,560
Iliad SA	5,881	591,012
Imerys SA	8,119	405,134
Ingenico Group SA	13,210	943,666
Ipsen SA	8,146	1,117,731
JCDecaux SA	19,153	583,241
Kering SA	17,460	10,022,055
Klepierre SA REIT	47,094	1,648,783
Legrand SA	61,761	4,137,321
L'Oreal SA	57,788	15,559,962
LVMH Moet Hennessy Louis Vuitton SE	63,893	23,524,283
Natixis SA	222,855	1,193,860
Orange SA	460,223	7,493,039
Pernod Ricard SA	48,951	8,794,340
Peugeot SA	131,788	3,217,045
Publicis Groupe SA	49,076	2,630,161
Remy Cointreau SA	5,928	791,429
Renault SA	43,133	2,853,122
Rexel SA	74,188	837,602
Safran SA	76,658	10,522,721
Sanofi	259,197	22,916,436
Sartorius Stedim Biotech	6,864	870,148
Schneider Electric SE	126,427	9,928,580
SCOR SE	37,278	1,588,914
SEB SA	5,081	855,780
Societe BIC SA	6,365	567,824
Societe Generale SA	177,749	5,144,315
Sodexo SA	19,735	2,175,171
Suez	81,948	1,086,701
Teleperformance	13,091	2,354,816
Thales SA	23,829	2,856,245
TOTAL SA	555,273	30,875,137
Ubisoft Entertainment SA (b)	20,143	1,794,930
Unibail-Rodamco-Westfield	73,380	603,092
Unibail-Rodamco-Westfield REIT (a)	27,940	4,584,766
Valeo SA	56,255	1,632,839
Veolia Environnement SA	123,512	2,764,001

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Vinci SA	116,633	$11,356,968
Vivendi SA	241,009	6,990,035
Wendel SA	5,866	739,679
		344,750,281
GERMANY — 8.4%
1&1 Drillisch AG	12,173	433,837
adidas AG	41,565	10,108,994
Allianz SE	97,645	21,739,553
Axel Springer SE	10,775	557,024
BASF SE	211,414	15,555,917
Bayer AG	214,708	13,886,488
Bayerische Motoren Werke AG	76,049	5,870,673
Bayerische Motoren Werke AG Preference Shares	13,069	859,927
Beiersdorf AG	23,118	2,407,349
Brenntag AG	35,735	1,841,739
Commerzbank AG (b)	225,172	1,744,557
Continental AG	24,838	3,742,750
Covestro AG (d)	43,724	2,406,661
Daimler AG	208,647	12,241,091
Delivery Hero SE (b)(d)	20,117	727,346
Deutsche Bank AG	448,616	3,657,068
Deutsche Boerse AG	43,682	5,606,224
Deutsche Lufthansa AG	54,713	1,201,966
Deutsche Post AG	228,207	7,431,024
Deutsche Telekom AG	764,642	12,702,664
Deutsche Wohnen SE	82,621	4,010,489
E.ON SE	498,913	5,552,746
Evonik Industries AG	37,770	1,029,716
Fraport AG Frankfurt Airport Services Worldwide	10,591	811,517
Fresenius Medical Care AG & Co. KGaA	49,497	3,996,037
Fresenius SE & Co. KGaA	96,697	5,402,752
Fuchs Petrolub SE Preference Shares	14,455	595,670
GEA Group AG	40,747	1,068,327
Hannover Rueck SE	14,360	2,063,888
HeidelbergCement AG	34,121	2,458,147
Henkel AG & Co. KGaA Preference Shares	40,145	4,101,990
Henkel AG & Co. KGaA	23,861	2,270,649
HOCHTIEF AG	4,362	631,825
HUGO BOSS AG	14,016	958,121
Infineon Technologies AG	257,563	5,114,583
Innogy SE (d)(e)	4,735	219,154
Innogy SE (b)(e)	27,779	1,189,961
KION Group AG	15,135	791,766
Lanxess AG	20,021	1,068,727
Merck KGaA	29,431	3,359,186
METRO AG	46,138	766,211
MTU Aero Engines AG	11,921	2,701,193
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	34,228	8,109,343
OSRAM Licht AG	22,044	759,395
Security Description	Shares	Value
Porsche Automobil Holding SE Preference Shares	35,256	$2,214,508
ProSiebenSat.1 Media SE	51,152	730,586
Puma SE	1,799	1,044,344
QIAGEN NV (b)	53,683	2,178,445
RWE AG	118,817	3,188,586
SAP SE	226,040	26,142,326
Sartorius AG Preference Shares	8,674	1,489,185
Siemens AG	176,025	18,962,507
Siemens Healthineers AG (d)	36,386	1,517,801
Symrise AG	28,316	2,553,744
Telefonica Deutschland Holding AG	156,139	490,723
ThyssenKrupp AG	100,059	1,375,741
TUI AG	97,278	932,433
Uniper SE	44,438	1,341,736
United Internet AG	30,546	1,115,733
Volkswagen AG	7,916	1,289,718
Volkswagen AG Preference Shares	42,549	6,703,948
Vonovia SE	113,135	5,871,494
Wirecard AG	27,188	3,409,982
Zalando SE (b)(d)	24,542	957,605
		267,265,390
HONG KONG — 3.9%
AIA Group, Ltd.	2,777,600	27,652,334
ASM Pacific Technology, Ltd.	66,900	746,131
Bank of East Asia, Ltd.	273,053	886,993
CK Asset Holdings, Ltd.	596,179	5,301,090
CK Hutchison Holdings, Ltd.	623,000	6,543,526
CK Infrastructure Holdings, Ltd.	156,000	1,280,798
CLP Holdings, Ltd.	373,500	4,329,773
Dairy Farm International Holdings, Ltd.	77,000	646,030
Galaxy Entertainment Group, Ltd.	543,000	3,697,266
Hang Lung Group, Ltd.	187,000	600,309
Hang Lung Properties, Ltd.	486,000	1,186,219
Hang Seng Bank, Ltd.	177,000	4,367,531
Henderson Land Development Co., Ltd.	308,579	1,961,553
HK Electric Investments & HK Electric Investments, Ltd.	618,990	632,399
HKT Trust & HKT, Ltd.	821,000	1,319,883
Hong Kong & China Gas Co., Ltd.	2,098,350	5,030,726
Hong Kong Exchanges & Clearing, Ltd.	273,205	9,522,212
Hongkong Land Holdings, Ltd.	277,400	1,972,314
Hysan Development Co., Ltd.	131,000	701,731
Jardine Matheson Holdings, Ltd.	51,300	3,199,068
Jardine Strategic Holdings, Ltd.	52,400	1,961,332
Kerry Properties, Ltd.	146,000	651,889
Link REIT	480,000	5,613,284
Melco Resorts & Entertainment, Ltd. ADR	58,223	1,315,257

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
MTR Corp., Ltd.	350,101	$2,167,518
New World Development Co., Ltd.	1,361,077	2,257,495
NWS Holdings, Ltd.	356,810	779,987
PCCW, Ltd.	1,072,000	666,419
Power Assets Holdings, Ltd.	308,000	2,136,396
Sands China, Ltd.	566,400	2,846,449
Shangri-La Asia, Ltd.	272,000	386,693
Sino Land Co., Ltd.	795,717	1,538,734
SJM Holdings, Ltd.	457,000	521,624
Sun Hung Kai Properties, Ltd.	368,000	6,314,639
Swire Pacific, Ltd. Class A	116,500	1,498,927
Swire Properties, Ltd.	280,600	1,206,409
Techtronic Industries Co., Ltd.	316,000	2,123,453
WH Group, Ltd. (d)	2,029,809	2,172,039
Wharf Holdings, Ltd.	297,000	896,681
Wharf Real Estate Investment Co., Ltd.	283,000	2,107,192
Wheelock & Co., Ltd.	199,000	1,457,653
Yue Yuen Industrial Holdings, Ltd.	149,500	514,207
		122,712,163
IRELAND — 0.6%
AerCap Holdings NV (b)	29,414	1,368,928
AIB Group PLC	205,023	921,301
Bank of Ireland Group PLC	229,848	1,370,430
CRH PLC	188,409	5,849,496
James Hardie Industries PLC	103,561	1,334,461
Kerry Group PLC Class A	36,195	4,043,834
Kingspan Group PLC	36,131	1,673,905
Paddy Power Betfair PLC	19,452	1,501,615
Ryanair Holdings PLC ADR (b)	5,889	441,322
Smurfit Kappa Group PLC	50,213	1,402,776
		19,908,068
ISRAEL — 0.5%
Azrieli Group, Ltd.	10,695	633,859
Bank Hapoalim BM	235,198	1,557,251
Bank Leumi Le-Israel BM	337,591	2,205,432
Bezeq The Israeli Telecommunication Corp., Ltd.	417,768	299,857
Check Point Software Technologies, Ltd. (b)	28,110	3,555,634
Elbit Systems, Ltd.	5,012	646,981
Israel Chemicals, Ltd.	150,124	780,950
Mizrahi Tefahot Bank, Ltd.	33,833	695,425
Nice, Ltd. (b)	13,541	1,596,109
Teva Pharmaceutical Industries, Ltd. ADR (b)	106,228	1,665,655
Teva Pharmaceutical Industries, Ltd. (b)	118,041	1,837,606
Wix.com, Ltd. (a)(b)	9,800	1,184,134
		16,658,893
ITALY — 2.1%
Assicurazioni Generali SpA	271,361	5,027,512
Security Description	Shares	Value
Atlantia SpA	111,340	$2,886,668
Davide Campari-Milano SpA	130,799	1,285,092
Enel SpA	1,867,680	11,961,997
Eni SpA	584,758	10,344,005
Ferrari NV	28,636	3,842,395
Intesa Sanpaolo SpA	3,427,421	8,355,048
Leonardo SpA	97,959	1,139,530
Mediobanca Banca di Credito Finanziario SpA	143,505	1,492,428
Moncler SpA	40,772	1,644,448
Pirelli & C SpA (b)(d)	89,601	577,291
Poste Italiane SpA (d)	124,750	1,214,735
Prysmian SpA	57,950	1,097,391
Recordati SpA	22,725	885,687
Snam SpA	532,702	2,738,903
Telecom Italia SpA (a)(b)(e)	2,671,651	1,663,124
Telecom Italia SpA (e)	1,270,582	722,467
Terna Rete Elettrica Nazionale SpA	335,805	2,129,627
UniCredit SpA	464,058	5,954,759
		64,963,107
JAPAN — 23.6%
ABC-Mart, Inc. (a)	8,800	523,937
Acom Co., Ltd. (a)	91,400	326,178
Aeon Co., Ltd.	140,400	2,938,398
AEON Financial Service Co., Ltd. (a)	30,100	612,687
Aeon Mall Co., Ltd.	24,100	396,278
AGC, Inc.	43,200	1,514,352
Air Water, Inc.	34,400	498,510
Aisin Seiki Co., Ltd. (a)	38,100	1,361,390
Ajinomoto Co., Inc.	101,100	1,615,810
Alfresa Holdings Corp.	45,600	1,297,737
Alps Alpine Co., Ltd.	51,600	1,076,894
Amada Holdings Co., Ltd.	73,000	722,185
ANA Holdings, Inc.	28,500	1,045,142
Aozora Bank, Ltd. (a)	27,800	687,183
Asahi Group Holdings, Ltd.	84,000	3,741,428
Asahi Intecc Co., Ltd.	22,000	1,033,564
Asahi Kasei Corp.	285,200	2,942,570
Asics Corp. (a)	36,600	491,042
Astellas Pharma, Inc.	428,900	6,426,622
Bandai Namco Holdings, Inc.	46,600	2,185,066
Bank of Kyoto, Ltd. (a)	12,500	522,880
Benesse Holdings, Inc. (a)	13,600	353,255
Bridgestone Corp.	141,100	5,438,249
Brother Industries, Ltd.	53,900	997,309
Calbee, Inc. (a)	20,900	563,074
Canon, Inc.	229,500	6,662,000
Casio Computer Co., Ltd. (a)	43,400	566,590
Central Japan Railway Co.	33,300	7,734,951
Chiba Bank, Ltd.	134,000	727,596
Chubu Electric Power Co., Inc.	140,600	2,195,664
Chugai Pharmaceutical Co., Ltd.	51,900	3,568,315
Chugoku Electric Power Co., Inc. (a)	66,300	827,215

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Coca-Cola Bottlers Japan Holdings, Inc.	29,100	$739,035
Concordia Financial Group, Ltd. (a)	237,100	914,683
Credit Saison Co., Ltd. (a)	39,200	517,779
CyberAgent, Inc. (a)	21,600	881,095
Dai Nippon Printing Co., Ltd. (a)	58,000	1,387,053
Daicel Corp. (a)	63,200	686,330
Daifuku Co., Ltd. (a)	24,400	1,269,766
Dai-ichi Life Holdings, Inc.	245,900	3,416,851
Daiichi Sankyo Co., Ltd.	129,000	5,943,895
Daikin Industries, Ltd.	57,200	6,702,661
Daito Trust Construction Co., Ltd. (a)	16,700	2,328,057
Daiwa House Industry Co., Ltd.	131,100	4,168,053
Daiwa House REIT Investment Corp.	466	1,034,433
Daiwa Securities Group, Inc.	376,300	1,832,459
DeNA Co., Ltd. (a)	27,200	409,653
Denso Corp.	99,200	3,869,055
Dentsu, Inc.	50,400	2,128,744
Disco Corp. (a)	6,500	926,097
East Japan Railway Co.	70,500	6,802,548
Eisai Co., Ltd. (a)	58,500	3,283,738
Electric Power Development Co., Ltd.	35,600	867,124
FamilyMart UNY Holdings Co., Ltd. (a)	57,200	1,457,842
FANUC Corp.	44,100	7,522,320
Fast Retailing Co., Ltd.	13,500	6,345,982
Fuji Electric Co., Ltd.	24,800	703,546
FUJIFILM Holdings Corp.	87,200	3,965,892
Fujitsu, Ltd.	45,200	3,261,212
Fukuoka Financial Group, Inc. (a)	40,900	907,534
Hakuhodo DY Holdings, Inc.	55,500	891,530
Hamamatsu Photonics KK	31,600	1,221,918
Hankyu Hanshin Holdings, Inc.	52,000	1,949,677
Hikari Tsushin, Inc.	4,900	928,337
Hino Motors, Ltd.	63,000	530,478
Hirose Electric Co., Ltd. (a)	6,510	684,025
Hisamitsu Pharmaceutical Co., Inc. (a)	13,200	607,020
Hitachi Chemical Co., Ltd. (a)	25,300	560,470
Hitachi Construction Machinery Co., Ltd. (a)	24,800	658,062
Hitachi High-Technologies Corp.	15,800	647,360
Hitachi Metals, Ltd.	57,400	666,905
Hitachi, Ltd.	220,400	7,138,582
Honda Motor Co., Ltd.	374,600	10,136,215
Hoshizaki Corp.	11,800	731,337
Hoya Corp.	86,500	5,711,962
Hulic Co., Ltd.	68,000	667,191
Idemitsu Kosan Co., Ltd. (a)	30,500	1,020,938
IHI Corp.	34,800	836,005
Security Description	Shares	Value
Iida Group Holdings Co., Ltd. (a)	35,900	$650,309
Inpex Corp.	239,800	2,286,750
Isetan Mitsukoshi Holdings, Ltd. (a)	80,300	811,815
Isuzu Motors, Ltd.	128,900	1,693,279
ITOCHU Corp.	311,100	5,628,385
J Front Retailing Co., Ltd. (a)	52,200	621,109
Japan Airlines Co., Ltd.	28,300	996,898
Japan Airport Terminal Co., Ltd. (a)	12,400	523,739
Japan Exchange Group, Inc.	115,300	2,055,264
Japan Post Bank Co., Ltd. (a)	90,900	992,891
Japan Post Holdings Co., Ltd.	364,400	4,266,724
Japan Prime Realty Investment Corp. REIT	191	786,882
Japan Real Estate Investment Corp. REIT	292	1,722,690
Japan Retail Fund Investment Corp. REIT	633	1,273,606
Japan Tobacco, Inc.	252,600	6,264,507
JFE Holdings, Inc.	114,700	1,946,641
JGC Corp.	49,900	663,169
JSR Corp.	42,300	655,796
JTEKT Corp. (a)	49,700	611,568
JXTG Holdings, Inc.	726,800	3,325,872
Kajima Corp.	100,500	1,483,643
Kakaku.com, Inc. (a)	33,100	636,073
Kamigumi Co., Ltd.	24,000	555,956
Kaneka Corp.	9,800	366,996
Kansai Electric Power Co., Inc.	162,500	2,395,989
Kansai Paint Co., Ltd. (a)	39,400	751,442
Kao Corp.	112,600	8,868,833
Kawasaki Heavy Industries, Ltd. (a)	33,000	813,931
KDDI Corp.	407,600	8,782,816
Keihan Holdings Co., Ltd.	23,800	1,000,940
Keikyu Corp. (a)	55,000	933,189
Keio Corp. (a)	23,300	1,505,127
Keisei Electric Railway Co., Ltd.	28,100	1,020,572
Keyence Corp.	22,300	13,895,568
Kikkoman Corp. (a)	33,000	1,618,919
Kintetsu Group Holdings Co., Ltd.	40,300	1,878,737
Kirin Holdings Co., Ltd.	190,300	4,543,233
Kobayashi Pharmaceutical Co., Ltd.	10,700	902,905
Kobe Steel, Ltd. (a)	62,900	472,240
Koito Manufacturing Co., Ltd.	23,100	1,308,551
Komatsu, Ltd.	212,700	4,939,652
Konami Holdings Corp.	23,100	1,002,805
Konica Minolta, Inc. (a)	111,800	1,099,970
Kose Corp.	6,500	1,193,884
Kubota Corp.	223,200	3,225,445
Kuraray Co., Ltd.	75,800	964,235
Kurita Water Industries, Ltd.	23,800	607,875
Kyocera Corp.	74,700	4,386,773

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Kyowa Hakko Kirin Co., Ltd.	59,900	$1,304,233
Kyushu Electric Power Co., Inc.	82,000	968,279
Kyushu Railway Co. (a)	36,500	1,200,343
Lawson, Inc.	12,000	665,673
LINE Corp. (a)(b)	16,600	585,653
Lion Corp.	51,200	1,077,797
LIXIL Group Corp. (a)	57,100	762,468
M3, Inc.	97,400	1,634,113
Makita Corp.	51,400	1,790,188
Marubeni Corp.	349,200	2,413,498
Marui Group Co., Ltd. (a)	39,800	803,659
Maruichi Steel Tube, Ltd.	10,400	303,022
Mazda Motor Corp. (a)	127,000	1,421,055
McDonald's Holdings Co. Japan, Ltd.	16,000	740,118
Mebuki Financial Group, Inc.	181,300	463,549
Medipal Holdings Corp.	38,600	917,179
MEIJI Holdings Co., Ltd.	27,500	2,233,591
MINEBEA MITSUMI, Inc.	90,300	1,356,723
MISUMI Group, Inc. (a)	67,100	1,668,331
Mitsubishi Chemical Holdings Corp. (a)	292,900	2,062,486
Mitsubishi Corp.	311,100	8,640,027
Mitsubishi Electric Corp.	423,100	5,437,591
Mitsubishi Estate Co., Ltd.	273,300	4,951,919
Mitsubishi Gas Chemical Co., Inc.	35,900	512,139
Mitsubishi Heavy Industries, Ltd.	67,900	2,820,655
Mitsubishi Materials Corp. (a)	21,600	570,224
Mitsubishi Motors Corp. (a)	149,700	795,262
Mitsubishi Tanabe Pharma Corp.	61,500	821,778
Mitsubishi UFJ Financial Group, Inc.	2,706,100	13,446,763
Mitsubishi UFJ Lease & Finance Co., Ltd.	81,700	416,306
Mitsui & Co., Ltd.	380,300	5,904,554
Mitsui Chemicals, Inc. (a)	42,100	1,015,938
Mitsui Fudosan Co., Ltd.	206,200	5,183,643
Mitsui OSK Lines, Ltd.	27,400	589,415
Mizuho Financial Group, Inc.	5,552,800	8,593,709
MonotaRO Co., Ltd.	28,200	627,006
MS&AD Insurance Group Holdings, Inc.	108,700	3,309,563
Murata Manufacturing Co., Ltd. (a)	124,200	6,185,033
Nabtesco Corp.	24,000	699,282
Nagoya Railroad Co., Ltd. (a)	44,300	1,226,720
NEC Corp.	60,700	2,053,770
Nexon Co., Ltd. (b)	103,100	1,615,173
NGK Insulators, Ltd. (a)	65,800	955,924
NGK Spark Plug Co., Ltd.	36,100	669,914
NH Foods, Ltd. (a)	21,000	756,064
Nidec Corp.	51,400	6,512,942
Nikon Corp. (a)	75,900	1,070,424
Nintendo Co., Ltd.	25,800	7,356,444
Security Description	Shares	Value
Nippon Building Fund, Inc. REIT	296	$2,005,692
Nippon Electric Glass Co., Ltd.	20,600	546,244
Nippon Express Co., Ltd.	15,800	879,324
Nippon Paint Holdings Co., Ltd. (a)	31,600	1,241,903
Nippon Prologis REIT, Inc.	422	899,016
Nippon Steel & Sumitomo Metal Corp.	181,500	3,204,147
Nippon Telegraph & Telephone Corp.	148,600	6,314,006
Nippon Yusen KK (a)	36,900	540,740
Nissan Chemical Corp.	28,300	1,296,300
Nissan Motor Co., Ltd. (a)	527,900	4,331,561
Nisshin Seifun Group, Inc. (a)	46,800	1,073,967
Nissin Foods Holdings Co., Ltd.	14,700	1,009,351
Nitori Holdings Co., Ltd.	18,600	2,403,036
Nitto Denko Corp.	36,900	1,938,596
Nomura Holdings, Inc.	803,700	2,905,911
Nomura Real Estate Holdings, Inc.	31,100	597,077
Nomura Real Estate Master Fund, Inc. REIT	955	1,408,104
Nomura Research Institute, Ltd.	25,400	1,154,285
NSK, Ltd.	73,800	691,427
NTT Data Corp.	149,600	1,650,283
NTT DOCOMO, Inc. (a)	307,800	6,817,290
Obayashi Corp.	145,600	1,465,405
Obic Co., Ltd.	15,200	1,532,565
Odakyu Electric Railway Co., Ltd. (a)	69,000	1,672,557
Oji Holdings Corp.	194,000	1,204,120
Olympus Corp.	268,000	2,910,385
Omron Corp. (a)	44,700	2,091,937
Ono Pharmaceutical Co., Ltd.	87,400	1,712,704
Oracle Corp. Japan	9,900	664,562
Oriental Land Co., Ltd.	46,200	5,246,727
ORIX Corp.	300,900	4,321,096
Osaka Gas Co., Ltd. (a)	85,700	1,691,004
Otsuka Corp.	22,600	844,297
Otsuka Holdings Co., Ltd.	89,200	3,504,818
Pan Pacific International Holdings Corp.	26,700	1,768,180
Panasonic Corp.	510,700	4,402,674
Park24 Co., Ltd.	25,300	549,270
Pigeon Corp.	26,000	1,062,926
Pola Orbis Holdings, Inc.	20,800	663,360
Rakuten, Inc.	205,900	1,949,525
Recruit Holdings Co., Ltd.	251,300	7,176,757
Renesas Electronics Corp. (b)	191,400	885,367
Resona Holdings, Inc.	478,200	2,072,481
Ricoh Co., Ltd. (a)	153,100	1,600,368
Rinnai Corp.	7,700	544,708
Rohm Co., Ltd.	22,600	1,408,863
Ryohin Keikaku Co., Ltd.	5,300	1,342,657
Sankyo Co., Ltd.	9,200	350,761
Santen Pharmaceutical Co., Ltd.	80,200	1,194,830

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
SBI Holdings, Inc. (a)	51,400	$1,145,163
Secom Co., Ltd.	48,900	4,189,093
Sega Sammy Holdings, Inc. (a)	45,300	534,506
Seibu Holdings, Inc.	48,100	841,755
Seiko Epson Corp. (a)	60,800	931,075
Sekisui Chemical Co., Ltd. (a)	82,700	1,329,207
Sekisui House, Ltd.	144,700	2,394,998
Seven & i Holdings Co., Ltd.	173,900	6,561,019
Seven Bank, Ltd.	126,400	373,427
SG Holdings Co., Ltd. (a)	22,700	661,404
Sharp Corp. (a)	55,600	611,834
Shimadzu Corp.	49,500	1,431,088
Shimamura Co., Ltd.	5,100	431,739
Shimano, Inc.	16,600	2,699,553
Shimizu Corp.	122,200	1,062,081
Shin-Etsu Chemical Co., Ltd.	82,800	6,942,079
Shinsei Bank, Ltd. (a)(b)	30,900	439,694
Shionogi & Co., Ltd.	62,200	3,850,516
Shiseido Co., Ltd.	86,300	6,227,385
Shizuoka Bank, Ltd.	100,700	766,952
Showa Denko KK (a)	31,900	1,121,118
Showa Shell Sekiyu KK (f)	44,000	603,860
SMC Corp.	13,200	4,952,758
Softbank Corp. (a)	380,400	4,285,665
SoftBank Group Corp.	190,000	18,444,685
Sohgo Security Services Co., Ltd. (a)	15,700	683,688
Sompo Holdings, Inc.	73,900	2,736,073
Sony Corp.	292,500	12,275,037
Sony Financial Holdings, Inc.	41,600	784,757
Stanley Electric Co., Ltd. (a)	27,300	733,771
Subaru Corp.	138,900	3,165,517
SUMCO Corp.	50,000	556,083
Sumitomo Chemical Co., Ltd. (a)	328,000	1,526,133
Sumitomo Corp.	261,000	3,610,164
Sumitomo Dainippon Pharma Co., Ltd.	37,000	914,930
Sumitomo Electric Industries, Ltd.	177,300	2,352,307
Sumitomo Heavy Industries, Ltd.	26,400	855,075
Sumitomo Metal Mining Co., Ltd.	52,900	1,562,840
Sumitomo Mitsui Financial Group, Inc.	305,400	10,694,587
Sumitomo Mitsui Trust Holdings, Inc.	77,100	2,769,568
Sumitomo Realty & Development Co., Ltd.	81,900	3,393,354
Sumitomo Rubber Industries, Ltd. (a)	36,000	431,928
Sundrug Co., Ltd.	16,700	460,180
Suntory Beverage & Food, Ltd.	31,000	1,456,385
Suzuken Co., Ltd.	17,400	1,007,670
Suzuki Motor Corp.	79,600	3,522,436
Sysmex Corp.	38,100	2,302,832
Security Description	Shares	Value
T&D Holdings, Inc.	122,600	$1,289,302
Taiheiyo Cement Corp.	29,800	993,468
Taisei Corp.	49,900	2,317,261
Taisho Pharmaceutical Holdings Co., Ltd.	8,100	772,056
Taiyo Nippon Sanso Corp. (a)	34,900	531,611
Takashimaya Co., Ltd.	37,600	500,722
Takeda Pharmaceutical Co., Ltd.	341,617	13,953,566
TDK Corp.	29,700	2,326,413
Teijin, Ltd.	40,800	673,088
Temp Holdings Co., Ltd. (a)	41,200	667,032
Terumo Corp.	140,600	4,293,518
THK Co., Ltd.	26,100	644,689
Tobu Railway Co., Ltd.	42,600	1,229,679
Toho Co., Ltd.	25,300	1,016,023
Toho Gas Co., Ltd. (a)	17,900	803,749
Tohoku Electric Power Co., Inc.	100,500	1,282,071
Tokio Marine Holdings, Inc.	151,800	7,353,766
Tokyo Century Corp. (a)	9,800	426,318
Tokyo Electric Power Co. Holdings, Inc. (b)	329,900	2,086,371
Tokyo Electron, Ltd.	36,300	5,247,323
Tokyo Gas Co., Ltd.	88,900	2,404,320
Tokyu Corp.	116,500	2,034,553
Tokyu Fudosan Holdings Corp. (a)	128,600	769,148
Toppan Printing Co., Ltd. (a)	57,000	860,523
Toray Industries, Inc.	323,300	2,064,785
Toshiba Corp. (a)	150,800	4,802,548
Tosoh Corp.	56,500	878,498
TOTO, Ltd. (a)	33,300	1,412,508
Toyo Seikan Group Holdings, Ltd.	37,200	761,914
Toyo Suisan Kaisha, Ltd.	18,300	696,883
Toyoda Gosei Co., Ltd. (a)	16,800	355,777
Toyota Industries Corp.	34,300	1,719,881
Toyota Motor Corp.	525,200	30,780,796
Toyota Tsusho Corp. (a)	49,700	1,618,724
Trend Micro, Inc.	27,100	1,319,682
Tsuruha Holdings, Inc.	8,000	650,495
Unicharm Corp.	92,900	3,074,425
United Urban Investment Corp. REIT	684	1,080,829
USS Co., Ltd.	53,400	990,953
Welcia Holdings Co., Ltd.	10,600	359,606
West Japan Railway Co.	36,900	2,780,043
Yahoo! Japan Corp. (a)	630,500	1,543,710
Yakult Honsha Co., Ltd.	28,300	1,978,967
Yamada Denki Co., Ltd. (a)	150,400	741,911
Yamaguchi Financial Group, Inc.	39,000	330,505
Yamaha Corp.	31,100	1,553,806
Yamaha Motor Co., Ltd.	65,300	1,280,809
Yamato Holdings Co., Ltd.	72,000	1,859,764
Yamazaki Baking Co., Ltd.	30,000	486,787
Yaskawa Electric Corp.	56,100	1,761,282
Yokogawa Electric Corp.	54,700	1,132,201

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Yokohama Rubber Co., Ltd.	29,200	$542,397
ZOZO, Inc. (a)	43,000	810,390
		750,718,432
LUXEMBOURG — 0.3%
ArcelorMittal	149,670	3,034,772
Aroundtown SA	174,218	1,437,812
Eurofins Scientific SE (a)	2,719	1,126,568
Millicom International Cellular SA SDR	14,562	886,252
RTL Group SA	8,135	444,844
SES SA	83,341	1,297,479
Tenaris SA	110,669	1,555,172
		9,782,899
MACAU — 0.0% (c)
MGM China Holdings, Ltd.	260,800	545,524
Wynn Macau, Ltd.	334,400	788,082
		1,333,606
MEXICO — 0.0% (c)
Fresnillo PLC	55,287	627,340
NETHERLANDS — 4.7%
ABN AMRO Group NV (d)	97,688	2,204,748
Adyen NV (b)(d)	2,479	1,942,914
Aegon NV	414,162	1,992,239
Akzo Nobel NV	51,934	4,606,230
ASML Holding NV	94,326	17,708,810
EXOR NV	23,718	1,541,979
Heineken Holding NV	27,075	2,714,824
Heineken NV	59,927	6,330,551
ING Groep NV	887,723	10,749,272
Koninklijke Ahold Delhaize NV	273,106	7,275,438
Koninklijke DSM NV	41,963	4,577,999
Koninklijke KPN NV (a)	790,188	2,507,404
Koninklijke Philips NV	213,536	8,707,207
Koninklijke Vopak NV	17,144	821,211
NN Group NV	68,929	2,866,008
NXP Semiconductors NV	78,872	6,971,496
Randstad NV (a)	28,901	1,410,666
Royal Dutch Shell PLC Class A	1,036,140	32,585,694
Royal Dutch Shell PLC Class B	861,383	27,252,491
Wolters Kluwer NV	65,126	4,438,792
		149,205,973
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (b)	171,718	1,675,868
Auckland International Airport, Ltd.	224,110	1,244,142
Fisher & Paykel Healthcare Corp., Ltd.	128,350	1,374,295
Fletcher Building, Ltd.	197,701	667,419
Meridian Energy, Ltd.	305,752	872,668
Ryman Healthcare, Ltd.	94,456	789,132
Spark New Zealand, Ltd.	418,892	1,085,600
		7,709,124
Security Description	Shares	Value
NORWAY — 0.7%
Aker BP ASA	26,570	$947,209
DNB ASA	224,073	4,131,961
Equinor ASA	270,233	5,926,135
Gjensidige Forsikring ASA	44,759	774,431
Mowi ASA	102,126	2,282,881
Norsk Hydro ASA	299,562	1,215,766
Orkla ASA	197,667	1,519,527
Schibsted ASA Class B	24,544	880,684
Telenor ASA	165,779	3,324,589
Yara International ASA	41,484	1,699,516
		22,702,699
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	595,983	2,345,544
Galp Energia SGPS SA	117,125	1,878,017
Jeronimo Martins SGPS SA	58,599	865,242
		5,088,803
SINGAPORE — 1.3%
Ascendas Real Estate Investment Trust	621,750	1,335,764
CapitaLand Commercial Trust REIT	661,238	947,067
CapitaLand Mall Trust REIT	610,500	1,072,713
CapitaLand, Ltd.	601,400	1,620,605
City Developments, Ltd.	98,700	659,457
ComfortDelGro Corp., Ltd.	544,900	1,033,882
DBS Group Holdings, Ltd.	414,013	7,711,737
Genting Singapore, Ltd.	1,435,400	1,102,116
Golden Agri-Resources, Ltd.	1,628,800	336,703
Jardine Cycle & Carriage, Ltd.	24,833	595,662
Keppel Corp., Ltd.	343,700	1,578,305
Oversea-Chinese Banking Corp., Ltd.	738,337	6,023,347
SATS, Ltd.	171,200	645,871
Sembcorp Industries, Ltd.	242,600	456,722
Singapore Airlines, Ltd.	112,800	804,465
Singapore Exchange, Ltd.	191,600	1,034,032
Singapore Press Holdings, Ltd.	397,400	707,076
Singapore Technologies Engineering, Ltd.	369,900	1,021,356
Singapore Telecommunications, Ltd.	1,859,800	4,146,619
Suntec Real Estate Investment Trust	529,400	762,148
United Overseas Bank, Ltd.	311,190	5,787,284
UOL Group, Ltd.	128,632	660,017
Venture Corp., Ltd.	67,800	897,993
Wilmar International, Ltd.	456,600	1,115,796
		42,056,737
SOUTH AFRICA — 0.0% (c)
Investec PLC	145,593	839,110
SPAIN — 3.0%
ACS Actividades de Construccion y Servicios SA	58,991	2,593,882

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Aena SME SA (d)	15,108	$2,722,725
Amadeus IT Group SA	100,493	8,056,673
Banco Bilbao Vizcaya Argentaria SA	1,524,047	8,715,529
Banco de Sabadell SA	1,215,062	1,211,254
Banco Santander SA	3,736,586	17,388,768
Bankia SA (a)	304,766	790,497
Bankinter SA	160,926	1,226,924
CaixaBank SA	822,555	2,571,318
Enagas SA	53,610	1,561,484
Endesa SA	74,370	1,898,934
Ferrovial SA	113,504	2,661,113
Grifols SA	69,681	1,952,903
Iberdrola SA	1,430,757	12,572,667
Industria de Diseno Textil SA	250,017	7,355,167
Mapfre SA	271,207	747,913
Naturgy Energy Group SA	78,986	2,211,027
Red Electrica Corp. SA	102,890	2,195,070
Repsol SA	321,043	5,500,972
Siemens Gamesa Renewable Energy SA (b)	53,415	851,374
Telefonica SA	1,067,993	8,956,794
		93,742,988
SWEDEN — 2.4%
Alfa Laval AB	64,827	1,491,497
Assa Abloy AB Class B	229,009	4,955,323
Atlas Copco AB Class A	156,340	4,207,980
Atlas Copco AB Class B	90,907	2,255,205
Boliden AB	64,227	1,832,228
Electrolux AB Class B	56,183	1,447,082
Epiroc AB Class A (b)	153,263	1,550,922
Epiroc AB Class B (b)	96,382	924,822
Essity AB Class B	138,865	4,013,855
Hennes & Mauritz AB Class B	203,436	3,399,629
Hexagon AB Class B	60,427	3,159,692
Husqvarna AB Class B (a)	101,271	829,140
ICA Gruppen AB	18,803	756,150
Industrivarden AB Class C	37,373	784,707
Investor AB Class B	103,923	4,691,229
Kinnevik AB Class B	58,818	1,526,999
L E Lundbergforetagen AB Class B	17,802	564,271
Lundin Petroleum AB	44,572	1,512,756
Sandvik AB	262,761	4,277,696
Securitas AB Class B	67,661	1,096,036
Skandinaviska Enskilda Banken AB Class A	372,586	3,232,857
Skanska AB Class B (a)	76,035	1,384,571
SKF AB Class B (a)	89,570	1,491,015
Svenska Handelsbanken AB Class A (a)	356,023	3,765,469
Swedbank AB Class A (a)	204,057	2,889,706
Swedish Match AB	40,921	2,090,764
Tele2 AB Class B	112,491	1,502,055
Telefonaktiebolaget LM Ericsson Class B	709,746	6,536,339
Security Description	Shares	Value
Telia Co. AB	662,446	$2,996,087
Volvo AB Class B	356,617	5,536,516
		76,702,598
SWITZERLAND — 9.3%
ABB, Ltd.	425,035	7,985,144
Adecco Group AG	35,541	1,895,710
Baloise Holding AG	11,138	1,839,744
Barry Callebaut AG	533	962,279
Chocoladefabriken Lindt & Spruengli AG (e)	251	1,706,266
Chocoladefabriken Lindt & Spruengli AG (e)	24	1,877,297
Cie Financiere Richemont SA	120,139	8,750,761
Clariant AG	42,087	884,507
Coca-Cola HBC AG	45,579	1,553,094
Credit Suisse Group AG	589,910	6,874,089
Dufry AG	6,987	733,849
EMS-Chemie Holding AG	1,763	955,939
Ferguson PLC	52,137	3,318,050
Geberit AG	8,386	3,427,153
Givaudan SA	2,102	5,369,503
Glencore PLC	2,568,024	10,639,449
Julius Baer Group, Ltd.	51,372	2,075,204
Kuehne + Nagel International AG	12,543	1,720,428
LafargeHolcim, Ltd.	110,095	5,437,868
Lonza Group AG	17,170	5,323,924
Nestle SA	703,943	67,079,215
Novartis AG	498,359	47,929,335
Pargesa Holding SA	8,029	628,840
Partners Group Holding AG	3,957	2,876,662
Roche Holding AG	161,503	44,490,760
Schindler Holding AG (e)	9,389	1,945,868
Schindler Holding AG (e)	4,729	978,185
SGS SA	1,218	3,030,630
Sika AG	30,000	4,190,180
Sonova Holding AG	12,443	2,461,363
STMicroelectronics NV	155,949	2,305,288
Straumann Holding AG	2,409	1,965,371
Swatch Group AG (e)	7,069	2,022,959
Swatch Group AG (e)	13,237	732,361
Swiss Life Holding AG	7,836	3,450,232
Swiss Prime Site AG	17,905	1,568,643
Swiss Re AG	69,877	6,825,620
Swisscom AG (a)	6,060	2,963,370
Temenos AG	13,590	2,003,225
UBS Group AG	879,109	10,654,529
Vifor Pharma AG	9,918	1,340,957
Zurich Insurance Group AG	34,751	11,501,084
		296,274,935
UNITED ARAB EMIRATES — 0.0% (c)
NMC Health PLC	22,393	666,453

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
UNITED KINGDOM — 15.1%
3i Group PLC	219,786	$2,820,391
Admiral Group PLC	46,985	1,328,557
Anglo American PLC	243,474	6,514,912
Ashtead Group PLC	112,013	2,703,883
Associated British Foods PLC	82,418	2,619,359
AstraZeneca PLC	291,376	23,293,222
Auto Trader Group PLC (d)	220,684	1,499,925
Aviva PLC	902,097	4,847,671
Babcock International Group PLC	68,406	439,889
BAE Systems PLC	739,275	4,647,020
Barclays PLC	3,950,801	7,963,070
Barratt Developments PLC	239,034	1,866,348
Berkeley Group Holdings PLC	29,018	1,394,882
BP PLC	4,647,280	33,820,751
British American Tobacco PLC	527,683	21,961,866
British Land Co. PLC REIT	214,286	1,644,638
BT Group PLC	1,953,367	5,674,826
Bunzl PLC	79,501	2,622,995
Burberry Group PLC	95,764	2,438,929
Carnival PLC	39,049	1,915,738
Centrica PLC	1,273,265	1,894,725
CNH Industrial NV	234,858	2,390,270
Coca-Cola European Partners PLC (b)(e)	14,500	750,230
Coca-Cola European Partners PLC (b)(e)	35,366	1,822,722
Compass Group PLC	365,662	8,598,010
ConvaTec Group PLC (d)	346,055	638,287
Croda International PLC	30,721	2,016,762
DCC PLC	22,445	1,940,536
Diageo PLC	558,292	22,828,405
Direct Line Insurance Group PLC	319,010	1,467,372
easyJet PLC	35,408	515,597
Experian PLC	210,249	5,695,733
Fiat Chrysler Automobiles NV (b)	253,552	3,778,549
G4S PLC	337,308	806,536
GlaxoSmithKline PLC	1,141,180	23,744,657
GVC Holdings PLC	121,153	882,485
Hammerson PLC REIT	169,641	742,289
Hargreaves Lansdown PLC	62,731	1,523,256
HSBC Holdings PLC	4,606,022	37,409,712
Imperial Brands PLC	218,470	7,471,359
Informa PLC	282,662	2,741,059
InterContinental Hotels Group PLC	38,895	2,338,981
Intertek Group PLC	36,323	2,298,852
ITV PLC	838,733	1,389,090
J Sainsbury PLC	389,363	1,195,847
John Wood Group PLC	167,018	1,104,269
Johnson Matthey PLC	44,479	1,821,052
Kingfisher PLC	493,566	1,510,096
Security Description	Shares	Value
Land Securities Group PLC REIT	172,937	$2,058,307
Legal & General Group PLC	1,382,227	4,958,460
Lloyds Banking Group PLC	16,317,192	13,212,284
London Stock Exchange Group PLC	72,496	4,488,077
Marks & Spencer Group PLC	386,425	1,404,349
Meggitt PLC	167,696	1,098,700
Melrose Industries PLC	1,097,300	2,618,747
Merlin Entertainments PLC (d)	175,737	786,137
Micro Focus International PLC	46,864	1,219,186
Micro Focus International PLC ADR	52,641	1,357,611
Mondi PLC	83,830	1,854,806
National Grid PLC	781,985	8,669,362
Next PLC	32,521	2,364,609
Pearson PLC	182,280	1,986,143
Persimmon PLC	74,829	2,115,879
Prudential PLC	594,648	11,913,416
Reckitt Benckiser Group PLC	154,220	12,825,040
RELX PLC (e)	271,984	5,817,622
RELX PLC (e)	176,822	3,782,274
Rio Tinto PLC	265,995	15,462,045
Rio Tinto, Ltd.	85,957	5,978,340
Rolls-Royce Holdings PLC	386,178	4,544,987
Royal Bank of Scotland Group PLC	1,116,693	3,594,115
Royal Mail PLC	191,233	593,811
RSA Insurance Group PLC	235,845	1,560,560
Sage Group PLC	246,992	2,256,763
Schroders PLC	29,656	1,044,141
Segro PLC REIT	257,751	2,261,698
Severn Trent PLC	54,977	1,415,563
Smith & Nephew PLC	202,469	4,018,090
Smiths Group PLC	94,229	1,761,967
SSE PLC	232,602	3,597,704
St James's Place PLC	127,093	1,702,456
Standard Chartered PLC	649,904	5,007,470
Standard Life Aberdeen PLC	598,144	2,057,257
Taylor Wimpey PLC	758,904	1,735,008
Tesco PLC	2,245,795	6,792,138
Unilever NV	355,047	20,642,847
Unilever PLC	255,553	14,635,282
United Utilities Group PLC	153,466	1,628,588
Vodafone Group PLC	6,137,903	11,181,200
Weir Group PLC	58,734	1,192,390
Whitbread PLC	41,327	2,734,562
Wm Morrison Supermarkets PLC	494,784	1,467,080
WPP PLC	292,826	3,093,746
		479,826,427

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
UNITED STATES — 0.0% (c)
International Flavors & Fragrances, Inc.	1	$114
TOTAL COMMON STOCKS (Cost $2,946,045,332)		3,136,418,064

SHORT-TERM INVESTMENTS — 3.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (g) (h)	37,817,895	37,817,895
State Street Navigator Securities Lending Portfolio II (i) (j)	84,913,545	84,913,545
TOTAL SHORT-TERM INVESTMENTS (Cost $122,731,440)		122,731,440
TOTAL INVESTMENTS — 102.4% (Cost $3,068,776,772)		3,259,149,504
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(77,800,728)
NET ASSETS — 100.0%		$3,181,348,776
(a)	All or a portion of the shares of the security are on loan at March 31, 2019.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2019, total aggregate fair value of securities is $603,860 representing 0.0% of net assets.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2019.
(i)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
REIT	= Real Estate Investment Trust
SDR	= Swedish Depositary Receipt

At March 31, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI EAFE (long)	433	06/21/2019	$39,803,062	$40,407,560	$604,498
See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,135,814,204	$603,860	$—	$3,136,418,064
Short-Term Investments	122,731,440	—	—	122,731,440
TOTAL INVESTMENTS	$3,258,545,644	$603,860	$—	$3,259,149,504
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	604,498	—	—	604,498
TOTAL OTHER FINANCIAL INSTRUMENTS:	$604,498	$—	$—	$604,498
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,259,150,142	$603,860	$—	$3,259,754,002
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$208,192,359	$170,374,464	$—	$—	37,817,895	$37,817,895	$160,003	$—
State Street Navigator Securities Lending Portfolio II	28,671,050	28,671,050	138,963,446	82,720,951	—	—	84,913,545	84,913,545	77,714	—
Total		$28,671,050	$347,155,805	$253,095,415	$—	$—		$122,731,440	$237,717	$—
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT FUND
Schedule of Investments
March 31, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 20.0%
State Street Equity 500 Index II Portfolio	2,778,176	$37,172,000
State Street Small/Mid Cap Equity Index Portfolio	588,454	7,032,026
		44,204,026
DOMESTIC FIXED INCOME — 46.7%
SPDR Bloomberg Barclays High Yield Bond ETF	429,373	15,444,547
SPDR Portfolio Short Term Corporate Bond ETF (b)	287,461	8,781,934
SPDR Portfolio Short Term Treasury ETF (b)	1,168,252	34,767,179
State Street Aggregate Bond Index Portfolio	4,422,794	44,006,803
		103,000,463
INFLATION LINKED — 18.0%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	2,051,449	39,675,024
INTERNATIONAL EQUITY — 10.1%
State Street Global Equity ex-U.S. Index Portfolio	2,248,112	22,368,710
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF (b)	219,745	10,993,842
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $219,509,235)		220,242,065
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c)(d)	1,124,807	$1,124,807
State Street Navigator Securities Lending Portfolio II (e)(f)	7,354,119	7,354,119
TOTAL SHORT-TERM INVESTMENTS (Cost $8,478,926)		$8,478,926
TOTAL INVESTMENTS—103.7% (Cost $227,988,161)		228,720,991
LIABILITIES IN EXCESS OF OTHER ASSETS—(3.7)%		(8,082,248)
NET ASSETS—100.0%		$220,638,743
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$220,242,065	$—	$—	$220,242,065
Short-Term Investments	8,478,926	—	—	8,478,926
TOTAL INVESTMENTS	$228,720,991	$—	$—	$228,720,991
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT FUND
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	1,874,241	$35,366,928	$4,132,149	$731,405	$(15,857)	$923,209	2,051,449	$39,675,024	$—	$—
SPDR Bloomberg Barclays High Yield Bond ETF	408,730	13,729,241	3,861,088	3,126,180	(180,005)	1,160,403	429,373	15,444,547	141,496	—
SPDR Dow Jones Global Real Estate ETF	222,345	9,840,990	1,108,161	1,242,138	(17,688)	1,304,517	219,745	10,993,842	55,354	—
SPDR Portfolio Short Term Corporate Bond ETF	260,343	7,846,738	1,240,802	414,503	(4,031)	112,928	287,461	8,781,934	38,589	—
SPDR Portfolio Short Term Treasury ETF	1,046,385	30,952,068	4,378,227	760,076	(8,522)	205,482	1,168,252	34,767,179	126,854	—
State Street Aggregate Bond Index Portfolio	4,053,942	39,363,780	4,567,366	934,821	(24,001)	1,034,479	4,422,794	44,006,803	196,473	—
State Street Equity 500 Index II Portfolio	2,948,627	34,705,348	2,556,556	4,703,823	(139,067)	4,752,986	2,778,176	37,172,000	—	—
State Street Global Equity ex-U.S. Index Portfolio	2,272,730	20,500,023	1,770,197	1,986,003	(183,726)	2,268,219	2,248,112	22,368,710	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	689,450	689,450	17,986,695	17,551,338	—	—	1,124,807	1,124,807	4,053	—
State Street Navigator Securities Lending Portfolio II	15,212,002	15,212,002	82,196,352	90,054,235	—	—	7,354,119	7,354,119	42,724	—
State Street Small/Mid Cap Equity Index Portfolio	638,270	6,580,561	410,001	975,000	(45,013)	1,061,477	588,454	7,032,026	—	—
Total		$214,787,129	$124,207,594	$122,479,522	$(617,910)	$12,823,700		$228,720,991	$605,543	$—
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2015 FUND
Schedule of Investments
March 31, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.1% (a)
DOMESTIC EQUITY — 21.1%
State Street Equity 500 Index II Portfolio	3,686,637	$49,327,203
State Street Small/Mid Cap Equity Index Portfolio	746,179	8,916,835
		58,244,038
DOMESTIC FIXED INCOME — 43.4%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	535,361	19,256,935
SPDR Portfolio Short Term Corporate Bond ETF (b)	291,172	8,895,305
SPDR Portfolio Short Term Treasury ETF	1,176,815	35,022,014
State Street Aggregate Bond Index Portfolio	5,697,272	56,687,861
		119,862,115
INFLATION LINKED — 18.9%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	2,707,503	52,363,108
INTERNATIONAL EQUITY — 10.8%
State Street Global Equity ex-U.S. Index Portfolio	2,998,545	29,835,524
REAL ESTATE — 4.9%
SPDR Dow Jones Global Real Estate ETF (b)	270,667	13,541,470
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $271,906,874)		273,846,255
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c)(d)	474,335	$474,335
State Street Navigator Securities Lending Portfolio II (e)(f)	11,535,559	11,535,559
TOTAL SHORT-TERM INVESTMENTS (Cost $12,009,894)		$12,009,894
TOTAL INVESTMENTS—103.4% (Cost $283,916,768)		285,856,149
LIABILITIES IN EXCESS OF OTHER ASSETS—(3.4)%		(9,501,911)
NET ASSETS—100.0%		$276,354,238
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$273,846,255	$—	$—	$273,846,255
Short-Term Investments	12,009,894	—	—	12,009,894
TOTAL INVESTMENTS	$285,856,149	$—	$—	$285,856,149
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2015 FUND
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	2,595,101	$48,969,556	$4,005,003	$1,853,938	$(53,204)	$1,295,691	2,707,503	$52,363,108	$—	$—
SPDR Bloomberg Barclays High Yield Bond ETF	522,395	17,547,248	1,459,663	1,011,702	(46,492)	1,308,218	535,361	19,256,935	180,063	—
SPDR Dow Jones Global Real Estate ETF	283,875	12,564,308	940,969	1,624,064	30,448	1,629,809	270,667	13,541,470	68,911	—
SPDR Portfolio Short Term Corporate Bond ETF	249,519	7,520,503	1,615,397	344,953	(2,750)	107,108	291,172	8,895,305	36,806	—
SPDR Portfolio Short Term Treasury ETF	999,092	29,553,141	6,504,685	1,219,694	(19,723)	203,605	1,176,815	35,022,014	120,458	—
State Street Aggregate Bond Index Portfolio	5,441,118	52,833,258	4,182,482	1,670,850	(23,258)	1,366,229	5,697,272	56,687,861	261,948	—
State Street Equity 500 Index II Portfolio	4,104,579	48,310,895	2,139,063	7,556,531	729,261	5,704,515	3,686,637	49,327,203	—	—
State Street Global Equity ex-U.S. Index Portfolio	3,193,822	28,808,277	1,357,845	3,275,059	287,496	2,656,965	2,998,545	29,835,524	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,054,483	1,054,483	17,441,374	18,021,522	—	—	474,335	474,335	3,963	—
State Street Navigator Securities Lending Portfolio II	16,185,625	16,185,625	150,327,602	154,977,668	—	—	11,535,559	11,535,559	56,106	—
State Street Small/Mid Cap Equity Index Portfolio	834,650	8,605,234	299,999	1,330,000	92,844	1,248,758	746,179	8,916,835	—	—
Total		$271,952,528	$190,274,082	$192,885,981	$994,622	$15,520,898		$285,856,149	$728,255	$—
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2020 FUND
Schedule of Investments
March 31, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.5% (a)
DOMESTIC EQUITY — 28.8%
State Street Equity 500 Index II Portfolio	17,156,662	$229,556,137
State Street Small/Mid Cap Equity Index Portfolio	3,902,573	46,635,754
		276,191,891
DOMESTIC FIXED INCOME — 32.6%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	1,759,438	63,286,985
SPDR Portfolio Long Term Treasury ETF	143,867	5,235,320
SPDR Portfolio Short Term Corporate Bond ETF	38,940	1,189,617
SPDR Portfolio Short Term Treasury ETF	159,503	4,746,809
State Street Aggregate Bond Index Portfolio	23,882,894	237,634,799
		312,093,530
INFLATION LINKED — 17.5%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	8,674,559	167,765,971
INTERNATIONAL EQUITY — 16.0%
State Street Global Equity ex-U.S. Index Portfolio	15,420,482	153,433,794
REAL ESTATE — 4.6%
SPDR Dow Jones Global Real Estate ETF (b)	880,553	44,054,066
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $932,167,639)		953,539,252
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 6.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c)(d)	2,748,596	$2,748,596
State Street Navigator Securities Lending Portfolio II (e)(f)	60,475,116	60,475,116
TOTAL SHORT-TERM INVESTMENTS (Cost $63,223,712)		$63,223,712
TOTAL INVESTMENTS—106.1% (Cost $995,391,351)		1,016,762,964
LIABILITIES IN EXCESS OF OTHER ASSETS—(6.1)%		(58,223,810)
NET ASSETS—100.0%		$958,539,154
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$953,539,252	$—	$—	$953,539,252
Short-Term Investments	63,223,712	—	—	63,223,712
TOTAL INVESTMENTS	$1,016,762,964	$—	$—	$1,016,762,964
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2020 FUND
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	7,629,950	$143,977,157	$21,333,667	$1,315,074	$(54,718)	$3,824,939	8,674,559	$167,765,971	$—	$—
SPDR Bloomberg Barclays High Yield Bond ETF	1,590,079	53,410,754	6,352,997	390,251	(15,230)	3,928,715	1,759,438	63,286,985	562,021	—
SPDR Dow Jones Global Real Estate ETF	837,065	37,048,497	3,392,149	1,393,909	(34,488)	5,041,817	880,553	44,054,066	213,255	—
SPDR Portfolio Long Term Treasury ETF	189,337	6,634,368	639,265	2,310,058	(42,080)	313,825	143,867	5,235,320	31,333	—
SPDR Portfolio Short Term Corporate Bond ETF	—	—	1,189,804	—	—	(187)	38,940	1,189,617	—	—
SPDR Portfolio Short Term Treasury ETF	—	—	4,748,005	—	—	(1,196)	159,503	4,746,809	—	—
State Street Aggregate Bond Index Portfolio	21,231,286	206,155,787	28,190,777	2,141,108	(74,112)	5,503,455	23,882,894	237,634,799	1,049,449	—
State Street Equity 500 Index II Portfolio	17,924,338	210,969,455	12,215,288	22,251,862	2,511,220	26,112,036	17,156,662	229,556,137	—	—
State Street Global Equity ex-U.S. Index Portfolio	15,432,561	139,201,704	8,498,382	8,672,487	878,907	13,527,288	15,420,482	153,433,794	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,856,701	3,856,701	55,883,138	56,991,243	—	—	2,748,596	2,748,596	15,198	—
State Street Navigator Securities Lending Portfolio II	42,621,043	42,621,043	244,052,606	226,198,533	—	—	60,475,116	60,475,116	117,151	—
State Street Small/Mid Cap Equity Index Portfolio	4,208,975	43,394,534	2,300,000	5,870,000	448,507	6,362,713	3,902,573	46,635,754	—	—
Total		$887,270,000	$388,796,078	$327,534,525	$3,618,006	$64,613,405		$1,016,762,964	$1,988,407	$—
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2025 FUND
Schedule of Investments
March 31, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.3% (a)
DOMESTIC EQUITY — 37.5%
State Street Equity 500 Index II Portfolio	26,810,754	$358,727,891
State Street Small/Mid Cap Equity Index Portfolio	7,243,544	86,560,345
		445,288,236
DOMESTIC FIXED INCOME — 28.8%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	1,971,472	70,913,848
SPDR Portfolio Long Term Treasury ETF	1,798,613	65,451,527
State Street Aggregate Bond Index Portfolio	20,654,528	205,512,555
		341,877,930
INFLATION LINKED — 8.8%
SPDR Bloomberg Barclays TIPS ETF (b)	1,879,222	104,635,081
INTERNATIONAL EQUITY — 22.1%
State Street Global Equity ex-U.S. Index Portfolio	26,468,605	263,362,622
REAL ESTATE — 2.1%
SPDR Dow Jones Global Real Estate ETF	500,575	25,043,767
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,149,441,393)		1,180,207,636
SHORT-TERM INVESTMENTS — 5.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c)(d)	2,014,388	2,014,388
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e)(f)	59,473,116	$59,473,116
TOTAL SHORT-TERM INVESTMENTS (Cost $61,487,504)		$61,487,504
TOTAL INVESTMENTS—104.5% (Cost $1,210,928,897)		1,241,695,140
LIABILITIES IN EXCESS OF OTHER ASSETS—(4.5)%		(53,611,598)
NET ASSETS—100.0%		$1,188,083,542
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,180,207,636	$—	$—	$1,180,207,636
Short-Term Investments	61,487,504	—	—	61,487,504
TOTAL INVESTMENTS	$1,241,695,140	$—	$—	$1,241,695,140
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2025 FUND
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays High Yield Bond ETF	1,726,491	$57,992,833	$8,820,053	$200,264	$(7,495)	$4,308,721	1,971,472	$70,913,848	$—	$—
SPDR Bloomberg Barclays TIPS ETF	1,525,330	82,200,034	19,539,007	60,336	(4,261)	2,960,637	1,879,222	104,635,081	—	—
SPDR Dow Jones Global Real Estate ETF	437,542	19,365,609	3,028,122	—	—	2,650,036	500,575	25,043,767	114,841	—
SPDR Portfolio Long Term Treasury ETF	1,615,726	56,615,039	6,537,892	199,517	6,744	2,491,369	1,798,613	65,451,527	272,067	—
State Street Aggregate Bond Index Portfolio	16,976,734	164,844,088	36,734,633	533,406	(27,862)	4,495,102	20,654,528	205,512,555	851,419	—
State Street Equity 500 Index II Portfolio	26,638,196	313,531,564	27,831,390	25,618,497	3,186,513	39,796,921	26,810,754	358,727,891	—	—
State Street Global Equity ex-U.S. Index Portfolio	25,109,397	226,486,759	20,637,796	7,424,021	842,344	22,819,744	26,468,605	263,362,622	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,371,562	3,371,562	80,986,183	82,343,357	—	—	2,014,388	2,014,388	21,382	—
State Street Navigator Securities Lending Portfolio II	37,759,701	37,759,701	252,666,362	230,952,947	—	—	59,473,116	59,473,116	153,100	—
State Street Small/Mid Cap Equity Index Portfolio	7,387,038	76,160,363	6,687,860	8,300,000	803,044	11,209,078	7,243,543	86,560,345	—	—
Total		$1,038,327,552	$463,469,298	$355,632,345	$4,799,027	$90,731,608		$1,241,695,140	$1,412,809	$—
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2030 FUND
Schedule of Investments
March 31, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.3% (a)
DOMESTIC EQUITY — 43.7%
State Street Equity 500 Index II Portfolio	29,341,250	$392,585,931
State Street Small/Mid Cap Equity Index Portfolio	9,337,984	111,588,906
		504,174,837
DOMESTIC FIXED INCOME — 26.3%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	1,161,560	41,781,313
SPDR Portfolio Long Term Treasury ETF	3,078,504	112,026,760
State Street Aggregate Bond Index Portfolio	15,014,278	149,392,069
		303,200,142
INFLATION LINKED — 2.6%
SPDR Bloomberg Barclays TIPS ETF (b)	534,098	29,738,577
INTERNATIONAL EQUITY — 26.7%
State Street Global Equity ex-U.S. Index Portfolio	30,896,603	307,421,197
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,103,736,564)		1,144,534,753
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c)(d)	1,638,142	1,638,142
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e)(f)	3,752,475	$3,752,475
TOTAL SHORT-TERM INVESTMENTS (Cost $5,390,617)		$5,390,617
TOTAL INVESTMENTS—99.7% (Cost $1,109,127,181)		1,149,925,370
OTHER ASSETS IN EXCESS OF LIABILITIES—0.3%		2,974,044
NET ASSETS—100.0%		$1,152,899,414
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,144,534,753	$—	$—	$1,144,534,753
Short-Term Investments	5,390,617	—	—	5,390,617
TOTAL INVESTMENTS	$1,149,925,370	$—	$—	$1,149,925,370
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2030 FUND
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays High Yield Bond ETF	956,744	$32,137,031	$7,347,554	$100,343	$(2,228)	$2,399,299	1,161,560	$41,781,313	$346,436	$—
SPDR Bloomberg Barclays TIPS ETF	426,260	22,971,151	5,934,670	—	—	832,756	534,098	29,738,577	—	—
SPDR Portfolio Long Term Treasury ETF	2,593,665	90,882,022	17,272,555	210,333	(1,097)	4,083,613	3,078,504	112,026,760	441,485	—
State Street Aggregate Bond Index Portfolio	12,335,296	119,775,729	26,562,979	230,000	(12,640)	3,296,001	15,014,278	149,392,069	626,001	—
State Street Equity 500 Index II Portfolio	28,381,227	334,047,047	31,415,709	19,050,431	2,708,261	43,465,345	29,341,250	392,585,931	—	—
State Street Global Equity ex-U.S. Index Portfolio	28,504,335	257,109,098	28,616,728	5,333,301	538,477	26,490,195	30,896,603	307,421,197	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,882,987	3,882,987	78,732,556	80,977,401	—	—	1,638,142	1,638,142	22,710	—
State Street Navigator Securities Lending Portfolio II	19,640,778	19,640,778	97,946,737	113,835,040	—	—	3,752,475	3,752,475	97,283	—
State Street Small/Mid Cap Equity Index Portfolio	9,299,159	95,874,330	9,250,000	8,730,000	1,305,008	13,889,568	9,337,984	111,588,906	—	—
Total		$976,320,173	$303,079,488	$228,466,849	$4,535,781	$94,456,777		$1,149,925,370	$1,533,915	$—
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2035 FUND
Schedule of Investments
March 31, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.1% (a)
DOMESTIC EQUITY — 48.1%
State Street Equity 500 Index II Portfolio	25,964,787	$347,408,848
State Street Small/Mid Cap Equity Index Portfolio	9,472,455	113,195,837
		460,604,685
DOMESTIC FIXED INCOME — 21.2%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	174,721	6,284,714
SPDR Portfolio Long Term Treasury ETF	2,545,210	92,620,192
State Street Aggregate Bond Index Portfolio	10,411,701	103,596,428
		202,501,334
INFLATION LINKED — 0.2%
SPDR Bloomberg Barclays TIPS ETF	36,164	2,013,612
INTERNATIONAL EQUITY — 29.6%
State Street Global Equity ex-U.S. Index Portfolio	28,516,067	283,734,866
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $919,351,213)		948,854,497
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c)(d)	2,825,911	2,825,911
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e)(f)	4,696,283	$4,696,283
TOTAL SHORT-TERM INVESTMENTS (Cost $7,522,194)		$7,522,194
TOTAL INVESTMENTS—99.9% (Cost $926,873,407)		956,376,691
OTHER ASSETS IN EXCESS OF LIABILITIES—0.1%		678,484
NET ASSETS—100.0%		$957,055,175
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$948,854,497	$—	$—	$948,854,497
Short-Term Investments	7,522,194	—	—	7,522,194
TOTAL INVESTMENTS	$956,376,691	$—	$—	$956,376,691
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2035 FUND
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays High Yield Bond ETF	113,039	$3,796,980	$2,206,774	$—	$—	$280,960	174,721	$6,284,714	$40,710	$—
SPDR Bloomberg Barclays TIPS ETF	—	—	2,012,795	—	—	817	36,164	2,013,612	—	—
SPDR Portfolio Long Term Treasury ETF	2,142,736	75,081,469	14,257,346	79,707	(979)	3,362,063	2,545,210	92,620,192	364,429	—
State Street Aggregate Bond Index Portfolio	8,623,437	83,733,570	17,795,630	220,000	(2,134)	2,289,362	10,411,701	103,596,428	437,273	—
State Street Equity 500 Index II Portfolio	25,094,581	295,363,217	25,305,380	13,954,282	1,956,677	38,737,856	25,964,787	347,408,848	—	—
State Street Global Equity ex-U.S. Index Portfolio	26,185,518	236,193,372	25,065,112	2,293,460	195,294	24,574,548	28,516,067	283,734,866	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,267,995	3,267,995	65,748,232	66,190,316	—	—	2,825,911	2,825,911	16,513	—
State Street Navigator Securities Lending Portfolio II	—	—	17,144,169	12,447,886	—	—	4,696,283	4,696,283	3,443	—
State Street Small/Mid Cap Equity Index Portfolio	9,409,735	97,014,373	8,520,000	7,700,000	1,155,409	14,206,055	9,472,455	113,195,837	—	—
Total		$794,450,976	$178,055,438	$102,885,651	$3,304,267	$83,451,661		$956,376,691	$862,368	$—
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2040 FUND
Schedule of Investments
March 31, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.1% (a)
DOMESTIC EQUITY — 51.5%
State Street Equity 500 Index II Portfolio	21,628,769	$289,392,926
State Street Small/Mid Cap Equity Index Portfolio	9,076,192	108,460,501
		397,853,427
DOMESTIC FIXED INCOME — 15.8%
SPDR Portfolio Long Term Treasury ETF	2,055,031	74,782,578
State Street Aggregate Bond Index Portfolio	4,775,239	47,513,626
		122,296,204
INTERNATIONAL EQUITY — 31.8%
State Street Global Equity ex-U.S. Index Portfolio	24,666,713	245,433,791
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $737,049,379)		765,583,422
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (b)(c) (Cost $2,102,128)	2,102,128	2,102,128
TOTAL INVESTMENTS—99.4% (Cost $739,151,507)		767,685,550
OTHER ASSETS IN EXCESS OF LIABILITIES—0.6%		5,009,017
NET ASSETS—100.0%		$772,694,567

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$765,583,422	$—	$—	$765,583,422
Short-Term Investment	2,102,128	—	—	2,102,128
TOTAL INVESTMENTS	$767,685,550	$—	$—	$767,685,550
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2040 FUND
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	1,703,593	$59,693,899	$12,553,932	$160,304	$(1,174)	$2,696,225	2,055,031	$74,782,578	$292,643	$—
State Street Aggregate Bond Index Portfolio	3,740,116	36,316,524	10,198,484	—	—	998,618	4,775,239	47,513,626	191,287	—
State Street Equity 500 Index II Portfolio	20,572,466	242,137,916	22,502,221	8,848,895	1,214,549	32,387,135	21,628,769	289,392,926	—	—
State Street Global Equity ex-U.S. Index Portfolio	22,354,298	201,635,770	22,654,243	190,000	14,538	21,319,240	24,666,713	245,433,791	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,484,650	2,484,650	52,296,486	52,679,008	—	—	2,102,128	2,102,128	13,924	—
State Street Navigator Securities Lending Portfolio II	—	—	224,000	224,000	—	—	—	—	65	—
State Street Small/Mid Cap Equity Index Portfolio	8,860,607	91,352,859	8,680,000	6,133,304	915,250	13,645,696	9,076,192	108,460,501	—	—
Total		$633,621,618	$129,109,366	$68,235,511	$2,143,163	$71,046,914		$767,685,550	$497,919	$—
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2045 FUND
Schedule of Investments
March 31, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.9% (a)
DOMESTIC EQUITY — 54.2%
State Street Equity 500 Index II Portfolio	16,393,737	$219,348,209
State Street Small/Mid Cap Equity Index Portfolio	7,929,082	94,752,526
		314,100,735
DOMESTIC FIXED INCOME — 10.9%
SPDR Portfolio Long Term Treasury ETF	1,532,582	55,770,659
State Street Aggregate Bond Index Portfolio	712,435	7,088,732
		62,859,391
INTERNATIONAL EQUITY — 33.8%
State Street Global Equity ex-U.S. Index Portfolio	19,663,632	195,653,132
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $556,977,223)		572,613,258
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (b)(c) (Cost $3,134,904)	3,134,904	3,134,904
TOTAL INVESTMENTS—99.4% (Cost $560,112,127)		575,748,162
OTHER ASSETS IN EXCESS OF LIABILITIES—0.6%		3,388,791
NET ASSETS—100.0%		$579,136,953

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$572,613,258	$—	$—	$572,613,258
Short-Term Investment	3,134,904	—	—	3,134,904
TOTAL INVESTMENTS	$575,748,162	$—	$—	$575,748,162
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2045 FUND
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	1,242,947	$43,552,863	$10,205,368	$—	$—	$2,012,428	1,532,582	$55,770,659	$215,383	$—
State Street Aggregate Bond Index Portfolio	454,389	4,412,120	2,553,372	—	—	123,240	712,435	7,088,732	23,372	—
State Street Equity 500 Index II Portfolio	15,289,570	179,958,234	19,013,987	4,705,747	667,757	24,413,978	16,393,737	219,348,209	—	—
State Street Global Equity ex-U.S. Index Portfolio	17,325,315	156,274,342	23,188,699	420,603	51,354	16,559,340	19,663,632	195,653,132	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,500,610	2,500,610	45,508,524	44,874,230	—	—	3,134,904	3,134,904	10,852	—
State Street Navigator Securities Lending Portfolio II	—	—	112,075	112,075	—	—	—	—	8	—
State Street Small/Mid Cap Equity Index Portfolio	7,565,066	77,995,834	8,650,000	4,370,000	654,531	11,822,161	7,929,082	94,752,526	—	—
Total		$464,694,003	$109,232,025	$54,482,655	$1,373,642	$54,931,147		$575,748,162	$249,615	$—
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2050 FUND
Schedule of Investments
March 31, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.2% (a)
DOMESTIC EQUITY — 54.7%
State Street Equity 500 Index II Portfolio	10,681,758	$142,921,925
State Street Small/Mid Cap Equity Index Portfolio	5,335,368	63,757,647
		206,679,572
DOMESTIC FIXED INCOME — 9.6%
SPDR Portfolio Long Term Treasury ETF	995,816	36,237,744
INTERNATIONAL EQUITY — 33.9%
State Street Global Equity ex-U.S. Index Portfolio	12,882,861	128,184,469
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $357,846,517)		371,101,785
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (b)(c) (Cost $749,625)	749,625	749,625
TOTAL INVESTMENTS—98.4% (Cost $358,596,142)		371,851,410
OTHER ASSETS IN EXCESS OF LIABILITIES—1.6%		5,937,256
NET ASSETS—100.0%		$377,788,666

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$371,101,785	$—	$—	$371,101,785
Short-Term Investment	749,625	—	—	749,625
TOTAL INVESTMENTS	$371,851,410	$—	$—	$371,851,410
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2050 FUND
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	798,634	$27,984,136	$6,950,028	$—	$—	$1,303,580	995,816	$36,237,744	$139,985	$—
State Street Equity 500 Index II Portfolio	9,869,800	116,167,543	13,191,845	2,695,118	380,986	15,876,669	10,681,758	142,921,925	—	—
State Street Global Equity ex-U.S. Index Portfolio	11,275,750	101,707,269	15,879,010	263,678	13,125	10,848,743	12,882,861	128,184,469	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,877,322	1,877,322	30,469,248	31,596,945	—	—	749,625	749,625	7,113	—
State Street Small/Mid Cap Equity Index Portfolio	5,027,392	51,832,413	6,169,999	2,559,793	390,818	7,924,210	5,335,368	63,757,647	—	—
Total		$299,568,683	$72,660,130	$37,115,534	$784,929	$35,953,202		$371,851,410	$147,098	$—
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2055 FUND
Schedule of Investments
March 31, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 96.5% (a)
DOMESTIC EQUITY — 53.7%
State Street Equity 500 Index II Portfolio	5,046,151	$67,517,505
State Street Small/Mid Cap Equity Index Portfolio	2,526,925	30,196,756
		97,714,261
DOMESTIC FIXED INCOME — 9.4%
SPDR Portfolio Long Term Treasury ETF	470,504	17,121,640
INTERNATIONAL EQUITY — 33.4%
State Street Global Equity ex-U.S. Index Portfolio	6,099,843	60,693,437
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $172,389,751)		175,529,338
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (b)(c) (Cost $598,349)	598,349	598,349
TOTAL INVESTMENTS—96.8% (Cost $172,988,100)		176,127,687
OTHER ASSETS IN EXCESS OF LIABILITIES—3.2%		5,758,244
NET ASSETS—100.0%		$181,885,931

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$175,529,338	$—	$—	$175,529,338
Short-Term Investment	598,349	—	—	598,349
TOTAL INVESTMENTS	$176,127,687	$—	$—	$176,127,687
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2055 FUND
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	352,151	$12,339,371	$4,161,529	$—	$—	$620,740	470,504	$17,121,640	$62,554	$—
State Street Equity 500 Index II Portfolio	4,350,416	51,204,388	10,195,073	1,158,227	147,847	7,128,424	5,046,151	67,517,505	—	—
State Street Global Equity ex-U.S. Index Portfolio	4,970,244	44,831,602	11,105,964	80,000	8,021	4,827,850	6,099,843	60,693,437	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	991,215	991,215	21,253,456	21,646,322	—	—	598,349	598,349	4,205	—
State Street Small/Mid Cap Equity Index Portfolio	2,215,930	22,846,240	4,755,001	1,080,000	127,458	3,548,057	2,526,925	30,196,756	—	—
Total		$132,212,816	$51,471,023	$23,964,549	$283,326	$16,125,071		$176,127,687	$66,759	$—
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2060 FUND
Schedule of Investments
March 31, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.3% (a)
DOMESTIC EQUITY — 55.3%
State Street Equity 500 Index II Portfolio	1,194,968	$15,988,666
State Street Small/Mid Cap Equity Index Portfolio	598,212	7,148,634
		23,137,300
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Long Term Treasury ETF	111,399	4,053,809
INTERNATIONAL EQUITY — 34.3%
State Street Global Equity ex-U.S. Index Portfolio	1,442,789	14,355,753
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $41,419,283)		41,546,862
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (b)(c) (Cost $156,384)	156,384	156,384
TOTAL INVESTMENTS—99.7% (Cost $41,575,667)		41,703,246
OTHER ASSETS IN EXCESS OF LIABILITIES—0.3%		113,012
NET ASSETS—100.0%		$41,816,258

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$41,546,862	$—	$—	$41,546,862
Short-Term Investment	156,384	—	—	156,384
TOTAL INVESTMENTS	$41,703,246	$—	$—	$41,703,246
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2060 FUND
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	69,105	$2,421,439	$3,225,261	$1,738,213	$42,438	$102,884	111,399	$4,053,809	$12,918	$—
State Street Equity 500 Index II Portfolio	852,220	10,030,631	5,287,298	844,026	39,037	1,475,726	1,194,968	15,988,666	—	—
State Street Global Equity ex-U.S. Index Portfolio	974,192	8,787,215	5,165,667	592,452	11,207	984,116	1,442,789	14,355,753	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	355,295	355,295	11,792,419	11,991,330	—	—	156,384	156,384	1,781	—
State Street Small/Mid Cap Equity Index Portfolio	434,259	4,477,205	2,435,500	503,000	21,815	717,114	598,212	7,148,634	—	—
Total		$26,071,785	$27,906,145	$15,669,021	$114,497	$3,279,840		$41,703,246	$14,699	$—
See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
Schedule of Investments
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 95.3%
AUSTRALIA — 2.9%
Woodside Petroleum, Ltd.	2,077	$51,078
CANADA — 3.5%
Goldcorp, Inc.	5,384	61,620
CHINA — 11.8%
China Construction Bank Corp. Class H	60,000	51,440
CITIC Securities Co., Ltd. Class H	21,500	50,067
PetroChina Co., Ltd. Class H	74,000	47,982
Zhuzhou CRRC Times Electric Co., Ltd. Class H	9,600	56,744
		206,233
FRANCE — 14.8%
BNP Paribas SA	1,096	52,438
Nexans SA	1,691	50,373
Publicis Groupe SA	946	50,700
Sanofi	635	56,142
Societe Generale SA	1,724	49,895
		259,548
GERMANY — 3.3%
HeidelbergCement AG	807	58,138
HONG KONG — 6.2%
Shanghai Industrial Holdings, Ltd.	24,000	56,500
WH Group, Ltd. (a)	49,500	52,968
		109,468
HUNGARY — 2.7%
Richter Gedeon Nyrt	2,552	48,111
ISRAEL — 2.7%
Teva Pharmaceutical Industries, Ltd. ADR (b)	3,033	47,557
ITALY — 3.2%
Assicurazioni Generali SpA	2,992	55,433
JAPAN — 14.6%
Hitachi High-Technologies Corp.	1,400	57,361
KDDI Corp.	2,000	43,095
Ono Pharmaceutical Co., Ltd.	2,700	52,910
Sumitomo Mitsui Financial Group, Inc.	1,500	52,527
Sumitomo Mitsui Trust Holdings, Inc.	1,400	50,291
		256,184
NETHERLANDS — 2.7%
Boskalis Westminster	1,811	46,872
SOUTH KOREA — 11.9%
Hankook Tire Co., Ltd.	1,411	46,552
Security Description	Shares	Value
Hyundai Motor Co.	451	$47,480
Samsung Electronics Co., Ltd. Preference Shares	1,724	55,057
Samsung Fire & Marine Insurance Co., Ltd.	222	58,869
		207,958
SPAIN — 6.3%
Banco Bilbao Vizcaya Argentaria SA	9,247	52,881
Siemens Gamesa Renewable Energy SA (b)	3,631	57,874
		110,755
SWITZERLAND — 5.6%
ABB, Ltd.	2,399	45,070
Credit Suisse Group AG	4,495	52,379
		97,449
TAIWAN — 3.1%
Catcher Technology Co., Ltd.	7,000	53,828
TOTAL COMMON STOCKS (Cost $1,718,944)		1,670,232

SHORT-TERM INVESTMENT — 5.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c) (d) (Cost $92,739)	92,739	92,739
TOTAL INVESTMENTS — 100.6% (Cost $1,811,683)		1,762,971
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(10,875)
NET ASSETS — 100.0%		$1,752,096
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.0% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
ADR	= American Depositary Receipt

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,670,232	$—	$—	$1,670,232
Short-Term Investment	92,739	—	—	92,739
TOTAL INVESTMENTS	$1,762,971	$—	$—	$1,762,971
Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$147,897	$55,158	$—	$—	92,739	$92,739	$394	$—
See accompanying notes to schedule of investments.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Valuation
Each Portfolio’s or Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio or Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios or Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
State Street Equity 500 Index Fund, State Street Aggregate Bond Index Fund, State Street Global Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund, State Street Defensive Global Equity Fund and the State Street Hedged International Developed Equity Index Fund invest as part of a master-feeder structure and record their investments in their corresponding Portfolio, State Street Equity 500 Index II Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio, State Street Small/Mid Cap Equity Index Portfolio, State Street Defensive Global Equity Portfolio and the State Street International Developed Equity Index Portfolio at fair value (net asset value) each business day.
Valuation techniques used to value each Portfolio’s or Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's or Fund's investments.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The Portfolios or Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s or Fund’s investments according to the fair value hierarchy as of March 31, 2019 is disclosed in the Portfolio’s or Fund’s Schedule of Investments.
Futures Contracts
Certain Portfolios or Funds may enter into futures contracts to meet the Portfolios’ or Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio or Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio or Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolios or Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
Forward Foreign Currency Exchange Contracts
Certain Portfolios or Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Portfolios’ or Funds’ investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio or Fund as an unrealized gain or loss. When the contract is closed, the Portfolio or Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Portfolio or Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Other Transactions with Affiliates
The Portfolios or Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios or Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2019, are disclosed in the Funds' Schedules of Investments.
Aggregate Unrealized Appreciation and Depreciation
As of March 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index II Portfolio	$2,538,151,620	$711,955,000	$62,626,571	$649,328,429
State Street Aggregate Bond Index Portfolio	1,046,372,755	9,615,974	8,478,009	1,137,965
State Street Global Equity ex-U.S. Index Portfolio	2,248,831,917	223,460,411	150,645,913	72,814,498
State Street Small/Mid Cap Equity Index Portfolio	747,286,589	101,150,974	49,910,247	51,240,727
State Street Defensive Global Equity Fund	2,027,158	257,220	35,204	222,016
State Street Emerging Markets Equity Index Fund	569,946,935	136,448,358	32,817,603	103,630,755
State Street Hedged International Developed Equity Index Fund	158,747,101	(40,599,638)	—	(40,599,638)
State Street Target Retirement Fund	229,258,520	620,638	1,158,167	(537,529)
State Street Target Retirement 2015 Fund	285,567,972	1,366,469	1,078,292	288,177
State Street Target Retirement 2020 Fund	999,125,695	18,354,067	716,798	17,637,269
State Street Target Retirement 2025 Fund	1,214,854,576	27,819,443	978,879	26,840,564
State Street Target Retirement 2030 Fund	1,112,258,163	38,132,814	465,607	37,667,207
State Street Target Retirement 2035 Fund	929,317,780	27,058,911	—	27,058,911
State Street Target Retirement 2040 Fund	740,674,790	27,010,760	—	27,010,760
State Street Target Retirement 2045 Fund	561,076,845	15,750,925	1,079,608	14,671,317
State Street Target Retirement 2050 Fund	359,154,218	12,697,192	—	12,697,192
State Street Target Retirement 2055 Fund	173,204,184	3,794,426	870,923	2,923,503
State Street Target Retirement 2060 Fund	41,671,976	387,727	356,457	31,270
State Street International Value Spotlight Fund	1,830,648	86,512	154,189	(67,677)
Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the FORM N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the FORM N-PORT filings.